UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2019

Item 1:	Report(s) to Shareholders.

Annual Report  |  February 28, 2019
Schwab U.S. REIT ETF

                  Ticker Symbol  SCHH
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request by contacting your financial intermediary.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 28, 2019
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	20.90%
NAV Return[1]	20.85%
Dow Jones U.S. Select REIT IndexTM	20.90%
ETF Category: Morningstar Real Estate[2]	17.30%
Performance Details	pages 8-10
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
In a period that was not easy for most investors, real estate securities provided a relative bright spot during the 12 months ended February 28, 2019, outpacing broader equity markets and generating positive returns. A generally stable economy, as well as steady office leasing activity and increases in rental values, supported the overall real estate market. Monetary policy also remained mostly accommodative despite the Federal Reserve raising interest rates four times during the period. While stocks and bonds experienced significant turbulence during the period, real estate securities generally performed better, demonstrating how different asset classes don’t always move in lockstep—a key reason why it’s important to hold a mix of investments in your portfolio.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting emotions aside can be tough when overall market conditions become challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather the market volatility that may come along the way.
Since the launch of our first ETFs in 2009, we have focused on offering a straightforward set of core investment products, without unnecessary complexity and cost. The Schwab U.S. REIT ETF is an important part of that approach. Since real estate values tend to be influenced by a different combination of factors than stocks and bonds, the fund offers the potential for differentiated performance and provides a convenient, low-cost way to capture the performance of U.S. real estate investment trusts (REITs).
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As Chief Executive Officer for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.

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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
The Investment Environment

For the 12-month reporting period ended February 28, 2019, U.S. real estate securities generated positive returns, with all sub-industries posting double-digit results. Despite signs of slower growth, a generally stable economy supported the overall real estate market, as did solid fundamentals such as stable office leasing activity and steady increases in rental values. Despite four short-term interest rate hikes over the reporting period, U.S. monetary policy remained relatively accommodative. In this environment, the Dow Jones U.S. Select REIT IndexTM returned 20.90% for the reporting period and the FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 9.53%. The overall U.S. stock market, as measured by the S&P 500® Index, returned 4.68% for the same period.
The U.S. economy exhibited stable growth for most of the reporting period as it entered its tenth year of expansion, buoyed by a combination of tax reform early in the reporting period, strong corporate earnings, and still-positive financial conditions, but toward the end of 2018 showed signs of slowing. U.S. gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from 4.2% and 3.4% in the second and third quarters, respectively. Even amid a tight labor market and growing economy, inflation remained in check, while pressure on wage growth began to rise toward the end of 2018. Consumer confidence, which hit an 18-year high in October, the highest since 2000, fell for the subsequent three months before rebounding in February against the backdrop of the market’s rally and the end of the 35-day partial government shutdown that began in late December and extended through late January.
Despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% four times over the reporting period—in March, June, September and December. Fed rates ended the reporting period in a target range of 2.25% to 2.50%, bringing them closer to what the Fed considers a neutral level, according to Fed Chairman Jerome Powell. In January, he stated that “the case for raising rates has weakened somewhat,” and that the Fed had “the luxury of patience” regarding possible future rate hikes, easing investors’ concerns about the likelihood and pace of future rate hikes. The Fed also continued its program to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at just over $4 trillion, down from $4.5 trillion when the program was announced in June 2017.
Asset Class Performance Comparison % returns during the 12 months ended February 28, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
The Investment Environment (continued)

Throughout majority of the reporting period, the environment for real estate investment trusts (REITs) was mostly solid, with both demand and supply drivers favorable, and the Fed’s change in stance regarding the pace of future rate hikes eased investor concerns about continued interest rate hikes. After a lackluster beginning to 2018, the U.S. REIT industry rebounded in March and continued its positive trend until December, when the stock market experienced its steepest slide in nearly a decade. Although U.S. REITs declined along with other equities, their relative strength earlier in the reporting period, along with their subsequent strong recovery in January and February, helped them outperform other equities for the reporting period. Health Care REITs posted the strongest return, up more than 40% for the reporting period, fueled by high demand for medical office buildings, an aging population, and healthcare job growth. Residential REITs were also notably strong, posting a gain of nearly 30% as demand remained high. Even the weakest sectors among U.S. REITs, Offices and Hotels & Resorts, posted gains of more than 11% and 13%, respectively—the former thanks to ongoing strong demand, particularly from e-commerce companies and the latter benefitting from continued economic optimism that supported both business and leisure travel.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF as of February 28, 2019

The Schwab U.S. REIT ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Select REIT IndexTM (the index). The index is a float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs). The index generally includes REITs that own and operate income-producing commercial and/or residential real estate, derive at least 75% of the REIT’s total revenue from the ownership and operation of real estate assets, and have a minimum total market capitalization of $200 million at the time of its inclusion. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. During the reporting period, U.S. real estate securities generated positive returns, with all sub-industries posting double-digit results. Despite signs of slower growth, a generally stable economy supported the overall real estate market, as did solid fundamentals such as stable office leasing activity and steady increases in rental values. Both demand and supply drivers were favorable, and following four short-term interest rate hikes over the reporting period, the Fed’s change in stance regarding the pace of future rate hikes eased investor concerns about continued interest rate hikes.
Performance. For the 12-month reporting period ended February 28, 2019, the fund tracked the index. The fund’s market price return was 20.90% and its NAV return was 20.85%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 20.90% for the same period.
Contributors and Detractors. The Residential REITs sub-industry contributed the most to the fund’s total return, and to the return of the index. Residential REITs represented an average weight of approximately 21% of the fund’s investments and returned approximately 30% for the reporting period. One example from this sub-industry is Equity Residential. The fund’s holdings of Equity Residential returned approximately 36% for the reporting period. The Health Care REITs sub-industry also contributed to the return of the fund, representing an average weight of approximately 10% of the fund’s investments and returning approximately 41% for the reporting period.
While there were no sub-industries that detracted from the fund’s performance over the reporting period, the Diversified REITs sub-industry was the smallest contributor to the return of both the index and the fund. The Diversified REITs sub-industry represented an average weight of approximately 3% of the fund’s investments and returned approximately 26% for the reporting period. One example from this sub-industry is Washington Real Estate Investment Trust. The fund’s holdings of Washington Real Estate Investment Trust returned approximately 9% for the reporting period. The Hotel & Resort REITs sub-industry was another smaller contributor to overall fund performance. Hotel & Resort REITs represented an average weight of approximately 9% of the fund’s investments and returned approximately 13% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (January 13, 2011 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	20.90%	8.42%	9.68%
NAV Return[2]	20.85%	8.40%	9.67%
Dow Jones U.S. Select REIT IndexTM	20.90%	8.50%	9.79%
ETF Category: Morningstar Real Estate[3]	17.30%	7.65%	N/A
Fund Expense Ratio[4]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	99
Weighted Average Market Cap (millions)	$19,589
Price/Earnings Ratio (P/E)	30.2
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	7% [2]
Industry Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$1,021.80	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$37.08	$42.08	$37.71	$40.04	$33.06
Income (loss) from investment operations:
Net investment income (loss)	1.29 [1]	1.20 [1]	1.04 [1]	1.03 [1]	0.92
Net realized and unrealized gains (losses)	6.33	(5.28)	4.48	(2.38)	6.91
Total from investment operations	7.62	(4.08)	5.52	(1.35)	7.83
Less distributions:
Distributions from net investment income	(1.41)	(0.92)	(1.15)	(0.98)	(0.85)
Net asset value at end of period	$43.29	$37.08	$42.08	$37.71	$40.04
Total return	20.85%	(9.91%)	14.74%	(3.41%)	24.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.17%	2.93%	2.50%	2.70%	2.56%
Portfolio turnover rate[2]	7%	8%	14%	12%	15%
Net assets, end of period (x 1,000)	$5,127,268	$3,691,377	$3,037,968	$1,823,208	$1,269,306

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Annual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 2.0%
American Assets Trust, Inc.	287,673	12,496,515
Liberty Property Trust	1,124,331	53,214,586
PS Business Parks, Inc.	151,917	22,357,625
Washington Real Estate Investment Trust	607,354	16,088,808
		104,157,534

Health Care REITs 11.1%
HCP, Inc.	3,631,793	111,750,271
Healthcare Realty Trust, Inc.	952,493	30,146,404
LTC Properties, Inc.	301,627	13,398,271
Senior Housing Properties Trust	1,809,203	23,429,179
Universal Health Realty Income Trust	96,232	7,166,397
Ventas, Inc.	2,711,307	170,134,514
Welltower, Inc.	2,857,152	212,314,965
		568,340,001

Hotel & Resort REITs 8.0%
Apple Hospitality REIT, Inc.	1,635,707	26,956,451
Ashford Hospitality Trust, Inc.	656,903	3,521,000
Braemar Hotels & Resorts, Inc.	233,535	3,040,626
Chatham Lodging Trust	352,899	7,050,922
Chesapeake Lodging Trust	459,677	13,845,471
CorePoint Lodging, Inc.	304,445	4,253,097
DiamondRock Hospitality Co.	1,580,435	16,894,850
Hersha Hospitality Trust	276,261	5,207,520
Hospitality Properties Trust	1,250,763	33,858,155
Host Hotels & Resorts, Inc.	5,644,271	110,684,154
Park Hotels & Resorts, Inc.	1,530,464	47,811,695
Pebblebrook Hotel Trust	973,682	31,167,561
RLJ Lodging Trust	1,333,128	24,756,187
Ryman Hospitality Properties, Inc.	390,429	31,620,845
Summit Hotel Properties, Inc.	795,705	9,063,080
Sunstone Hotel Investors, Inc.	1,736,579	26,135,514
Xenia Hotels & Resorts, Inc.	856,127	16,720,160
		412,587,288

Industrial REITs 9.8%
Duke Realty Corp.	2,725,363	80,588,984
EastGroup Properties, Inc.	274,078	28,959,082
First Industrial Realty Trust, Inc.	960,590	32,198,977
Prologis, Inc.	4,788,255	335,465,145
Rexford Industrial Realty, Inc.	706,119	24,205,759
		501,417,947

Office REITs 16.4%
Alexandria Real Estate Equities, Inc.	817,843	111,136,685
Boston Properties, Inc.	1,174,696	155,870,412
Brandywine Realty Trust	1,356,978	21,331,694
Columbia Property Trust, Inc.	896,344	19,387,921
Corporate Office Properties Trust	826,944	21,492,275
Cousins Properties, Inc.	3,197,342	30,438,696
Douglas Emmett, Inc.	1,227,876	47,396,014
Security	Number of Shares	Value ($)
Easterly Government Properties, Inc.	461,802	8,303,200
Equity Commonwealth	924,064	30,170,690
Franklin Street Properties Corp.	816,830	5,913,849
Highwoods Properties, Inc.	787,130	36,451,990
Hudson Pacific Properties, Inc.	1,191,815	39,592,094
JBG SMITH Properties	827,755	33,350,249
Kilroy Realty Corp.	766,268	56,481,614
Mack-Cali Realty Corp.	686,926	14,432,315
NorthStar Realty Europe Corp.	379,277	6,804,229
Paramount Group, Inc.	1,553,224	22,304,297
Piedmont Office Realty Trust, Inc., Class A	975,315	19,964,698
SL Green Realty Corp.	648,604	58,841,355
Tier REIT, Inc.	409,124	9,921,257
Vornado Realty Trust	1,317,117	88,655,145
		838,240,679

Residential REITs 22.7%
American Campus Communities, Inc.	1,042,216	46,962,253
American Homes 4 Rent, Class A	1,957,884	42,760,187
Apartment Investment & Management Co., Class A	1,148,039	56,173,563
AvalonBay Communities, Inc.	1,051,342	204,622,693
Camden Property Trust	708,388	69,485,779
Equity LifeStyle Properties, Inc.	682,593	74,156,903
Equity Residential	2,802,423	206,510,551
Essex Property Trust, Inc.	502,491	140,617,081
Front Yard Residential Corp.	372,407	4,144,890
Independence Realty Trust, Inc.	677,120	7,014,963
Invitation Homes, Inc.	2,256,556	51,900,788
Mid-America Apartment Communities, Inc.	865,835	89,683,189
Sun Communities, Inc.	656,752	74,587,325
UDR, Inc.	2,095,781	93,094,592
		1,161,714,757

Retail REITs 17.9%
Acadia Realty Trust	620,236	17,670,524
Brixmor Property Group, Inc.	2,280,335	39,814,649
CBL & Associates Properties, Inc.	1,304,334	2,791,275
Federal Realty Investment Trust	561,789	75,049,392
Kimco Realty Corp.	3,205,150	56,378,588
Kite Realty Group Trust	635,119	9,996,773
Pennsylvania Real Estate Investment Trust (a)	491,272	3,021,323
Regency Centers Corp.	1,288,757	84,091,394
Retail Opportunity Investments Corp.	866,916	14,884,948
Retail Properties of America, Inc., Class A	1,636,934	20,396,198
Retail Value, Inc.	119,918	3,733,047
RPT Realty	609,396	7,727,141
Saul Centers, Inc.	87,419	4,954,035
Seritage Growth Properties, Class A (a)	211,491	9,337,328
Simon Property Group, Inc.	2,352,551	426,188,139
SITE Centers Corp.	1,109,655	14,813,894
Tanger Factory Outlet Centers, Inc.	714,276	15,421,219
Taubman Centers, Inc.	464,733	24,807,448
The Macerich Co.	804,685	35,084,266
Urban Edge Properties	869,394	16,883,631

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Schwab U.S. REIT ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Washington Prime Group, Inc.	1,413,767	8,171,573
Weingarten Realty Investors	908,006	26,159,653
		917,376,438

Specialized REITs 12.0%
CubeSmart	1,417,006	43,417,064
Digital Realty Trust, Inc.	1,568,994	177,484,601
Extra Space Storage, Inc.	962,281	92,321,239
Life Storage, Inc.	354,416	34,591,002
National Storage Affiliates Trust	430,579	12,193,997
Public Storage	1,140,577	241,220,630
QTS Realty Trust, Inc., Class A	387,753	16,180,933
		617,409,466
Total Common Stock
(Cost $4,754,959,145)		5,121,244,110

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (b)	770,880	770,880

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.34% (b)	10,859,817	10,859,817
Total Other Investment Companies
(Cost $11,630,697)		11,630,697

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 03/15/19	163	5,400,190	(51,948)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,418,013.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,121,244,110	$—	$—	$5,121,244,110
Other Investment Companies[1]	11,630,697	—	—	11,630,697
Liabilities
Futures Contracts[2]	(51,948)	—	—	(51,948)
Total	$5,132,822,859	$—	$—	$5,132,822,859
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in unaffiliated issuers, at value (cost $4,755,730,025) including securities on loan of $10,418,013		$5,122,014,990
Collateral invested for securities on loan, at value (cost $10,859,817)		10,859,817
Cash		133,937
Deposit with broker for futures contracts		574,600
Receivables:
Fund shares sold		12,967,207
Dividends		4,900,944
Variation margin on futures contracts		16,300
Income from securities on loan	+	7,590
Total assets		5,151,475,385
Liabilities
Collateral held for securities on loan		10,859,817
Payables:
Investments bought		13,074,489
Management fees	+	273,098
Total liabilities		24,207,404
Net Assets
Total assets		5,151,475,385
Total liabilities	–	24,207,404
Net assets		$5,127,267,981
Net Assets by Source
Capital received from investors		4,795,581,567
Total distributable earnings[1]		331,686,414

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,127,267,981		118,450,000		$43.29

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).
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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends (net of foreign withholding tax of $14,665)		$144,706,399
Securities on loan, net	+	1,060,903
Total investment income		145,767,302
Expenses
Management fees		3,146,929
Total expenses	–	3,146,929
Net investment income		142,620,373
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,215,986)
Net realized gains on in-kind redemptions		57,517,073
Net realized gains on futures contracts	+	1,002,723
Net realized gains		48,303,810
Net change in unrealized appreciation (depreciation) on investments		625,499,108
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,853
Net change in unrealized appreciation (depreciation)	+	625,500,961
Net realized and unrealized gains		673,804,771
Increase in net assets resulting from operations		$816,425,144
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$142,620,373	$104,259,622
Net realized gains		48,303,810	7,090,813
Net change in unrealized appreciation (depreciation)	+	625,500,961	(500,024,349)
Increase (decrease) in net assets resulting from operations		816,425,144	(388,673,914)
Distributions to Shareholders1
Total distributions		($155,988,765)	($81,189,390)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,900,000	$1,176,924,966	31,550,000	$1,293,274,077
Shares redeemed	+	(10,000,000)	(401,470,478)	(4,200,000)	(170,001,738)
Net transactions in fund shares		18,900,000	$775,454,488	27,350,000	$1,123,272,339
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,550,000	$3,691,377,114	72,200,000	$3,037,968,079
Total increase	+	18,900,000	1,435,890,867	27,350,000	653,409,035
End of period[2]		118,450,000	$5,127,267,981	99,550,000	$3,691,377,114
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $81,189,390 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $24,103,436 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
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Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab 1000 Index® ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
Effective November 5, 2018, the fund adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of February 28, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of February 28, 2019, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2019 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
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Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk and liquidity risk, are discussed elsewhere. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 28, 2019.
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.1%
Schwab Target 2050 Index Fund	0.1%
Schwab Target 2055 Index Fund	0.0%*
Schwab Target 2060 Index Fund	0.0%*
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2019, the fund’s total aggregate security transactions with other funds in the Fund Complex was $34,979,567 and includes realized losses of ($6,415,134).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2019 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2019, the month-end average notional amounts of futures contracts held by the fund was $7,811,418 and the month-end average number of contracts held was 252.

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$353,667,851	$312,898,457

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 28, 2019, were as follows:
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Financial Notes (continued)

10. In-Kind Transactions (continued):
In-Kind Purchases of Securities	In-Kind Sales of Securities
$1,073,908,647	$298,596,788
For the period ended February 28, 2019, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2019 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of February 28, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$4,794,017,041
Gross unrealized appreciation	$468,524,939
Gross unrealized depreciation	(129,719,121)
Net unrealized appreciation (depreciation)	$338,805,818
As of February 28, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$10,735,044
Net unrealized appreciation (depreciation) on investments	338,805,818
Total	$349,540,862
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2019, the fund had non-expiring capital loss carryforwards of $17,854,448.
For the year ended February 28, 2019, the fund had no capital losses deferred and had capital loss carryforwards utilized in the amount of $9,750,285.
The tax basis components of distributions paid during the current and prior fiscal years were:
Current period distributions
Ordinary income	$155,988,765
Long-term capital gains	—
Prior period distributions
Ordinary income	$81,189,390
Long-term capital gains	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
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Financial Notes (continued)

11. Federal Income Taxes (continued):
As of February 28, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (one of the funds constituting Schwab Strategic Trust, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2019
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

For the period ended February 28, 2019, the fund designates $120,454,629 as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2020 via IRS form 1099 of the amounts for use in preparing their 2019 income tax return.
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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of February 28, 2019
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of the fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of the fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points

Commencement of trading
1/13/11 through 2/28/19	1,076	—	—	—	453	—	—	—
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab U.S. REIT ETF
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

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Schwab U.S. REIT ETF
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab U.S. REIT ETF  |  Annual Report

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR60994-08
00227485

Annual Report  |  February 28, 2019
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request by contacting your financial intermediary.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 28, 2019
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	3.78%
NAV Return[1]	3.98%
Russell RAFITM US Index	4.25%
Russell 3000® Index	5.05%
ETF Category: Morningstar Large Value[2]	1.98%
Performance Details	pages 8-10

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	3.94%
NAV Return[1]	3.92%
Russell RAFITM US Large Company Index	4.17%
Russell 1000® Index	4.99%
ETF Category: Morningstar Large Value[2]	1.98%
Performance Details	pages 11-13

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	4.64%
NAV Return[1]	4.69%
Russell RAFITM US Small Company Index	4.92%
Russell 2000® Index	5.58%
ETF Category: Morningstar Small Blend[2]	3.37%
Performance Details	pages 14-16
Total Returns for the 12 Months Ended February 28, 2019
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-5.72%
NAV Return[1]	-6.00%
Russell RAFITM Developed ex US Large Company Index (Net)*	-5.92%
MSCI EAFE® Index (Net)*	-6.04%
ETF Category: Morningstar Foreign Large Value[2]	-7.21%
Performance Details	pages 17-19

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-10.84%
NAV Return[1]	-11.06%
Russell RAFITM Developed ex US Small Company Index (Net)*	-11.05%
S&P Developed ex-U.S. Small Cap Index (Net)*	-10.26%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-10.93%
Performance Details	pages 20-22

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-6.82%
NAV Return[1]	-7.36%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-6.73%
MSCI Emerging Markets Index (Net)*	-9.89%
ETF Category: Morningstar Diversified Emerging Markets[2]	-11.03%
Performance Details	pages 23-25
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Sometimes, ending right back where you started can seem like a victory in itself. The stock market’s rebound from steep declines late last year has likely brought relief to investors who stayed the course. But the journey hasn’t been easy, with international and emerging market stocks falling further and experiencing less of a recovery.
At Charles Schwab Investment Management, we often talk about the importance of diversification. But, we also recognize that maintaining a long-term perspective and setting aside emotions can be tough when market conditions become challenging. We seek to provide the products that investors can use to achieve their long-term financial goals—and to help weather market volatility along the way.
Since the launch of our first ETFs in 2009, we have focused on offering a straightforward set of core investment products that are designed to be part of the foundation of a diversified portfolio. The Schwab Fundamental Index ETFs are one example of that approach. By weighting fund holdings based on objective financial measures of company size, Fundamental Index strategies tend to have different risk exposures than traditional market-cap index products that use market capitalization to weight the same set of stocks. As a result, Fundamental Index and market-cap index strategies can perform differently over time—a key reason why we believe many investors can benefit from combining both approaches.
No matter how you choose to invest with us, we believe you’re going to find solutions to your investing needs. Charles Schwab Investment Management has become one of the largest and fastest-growing ETF managers in the industry not by offering more choices than our competitors, but by providing carefully developed products that can help simplify decision-making. This is a cornerstone of our investing philosophy—and will continue to be.
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As Chief Executive Officer for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management, we seek to offer high quality products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
The Investment Environment

For the 12-month reporting period ended February 28, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. In the final three months of the year, however, investor anxiety rose amid concerns about the pace of future interest rate hikes, falling oil prices, slowing international growth, and concerns about trade negotiations with China. During the fourth quarter of 2018, volatility spiked and stocks fell steeply, particularly in December, more than erasing the year’s earlier gains and driving major indices to near–bear market territory. In January and February, a strong rebound brought major indices nearly back to their early-December levels but below their earlier October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Over the period, the U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 4.68% for the reporting period. Small-cap stocks slightly outperformed large-caps, with the Russell 2000® Index and Russell RAFI™ US Small Company Index returning 5.58% and 4.92%, respectively, and the Russell RAFI™ US Large Company Index returning 4.17%. International equities were notably weaker. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned –6.04% and –5.92%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned –9.89% and -6.73%, respectively.
The U.S. economy exhibited stable growth for most of the reporting period as it entered its tenth year of expansion, buoyed by a combination of tax reform early in the reporting period, strong corporate earnings, and still-positive financial conditions, but toward the end of 2018 showed signs of slowing. U.S. gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from 4.2% and 3.4% in the second and third quarters, respectively. Even amid a tight labor market and growing economy, inflation remained in check, while pressure on
Asset Class Performance Comparison % returns during the 12 months ended February 28, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

wage growth began to rise toward the end of 2018. Consumer confidence, which hit an 18-year high in October, the highest since 2000, fell for the subsequent three months before rebounding in February against the backdrop of the market’s rally and the end of the 35-day partial government shutdown that began in late December and extended through late January.
Outside the U.S., conditions continued to soften as the reporting period wore on. After increasing gradually over the first seven months of the reporting period, global oil prices fell precipitously over the last three months of 2018, ending the year down 25% amid concerns of economic slowing and a global oil glut. Prices rebounded somewhat in January and February. In the last two quarters of 2018, the eurozone economy expanded by 0.2%, down from 0.4% for the previous two quarters, subdued by higher inflation and tepid wage growth that constrained consumer spending. Japan’s economy contracted in the first and third quarters of 2018—the first time since late 2015—but exhibited growth in the second and fourth quarters, albeit down from 0.6% in the second quarter to 0.3% in the fourth quarter. The United Kingdom’s economy grew modestly in the second and third quarters of 2018 but contracted in the fourth quarter amid ongoing Brexit-related economic and political uncertainty. Several Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies.
In the U.S., despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% four times over the reporting period—in March, June, September, and December. Fed rates ended the reporting period in a target range of 2.25% to 2.50%, bringing them closer to what the Fed considers a neutral level, according to Fed Chairman Jerome Powell. In January, he stated that “the case for raising rates has weakened somewhat,” and that the Fed had “the luxury of patience” regarding possible future rate hikes, easing investors’ concerns about the likelihood and pace of future rate hikes. The Fed also continued its program to reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at just over $4 trillion, down from $4.5 trillion when the program was announced in June 2017.
Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since March 2016 and in December reiterated that it would likely maintain those rates through the summer of 2019, but ended its monthly asset purchase program in December. In January, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. After raising its key official bank rate in August amid rising inflation projections and higher energy and import prices, the Bank of England maintained its rate of 0.75% during the reporting period despite ongoing uncertainties over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. Central banks in key emerging market economies—including India, Indonesia, Mexico, Turkey, and Russia—raised policy rates during the reporting period in response to inflation and exchange-rate pressures. In February, however, India subsequently lowered its policy rate, and in December, the People’s Bank of China (PBOC) maintained its prudent, but no longer neutral, policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF as of February 28, 2019

The Schwab Fundamental U.S. Broad Market Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Index (the index). The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the companies in the Russell 3000® Index.1 To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. In the final three months of the year, however, investor anxiety rose amid concerns about the pace of future interest rate hikes, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. In January and February, a strong rebound brought major indices nearly back to their early-December levels but below their earlier October highs. Meanwhile, despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% four times over the reporting period—in March, June, September, and December.
Performance. For the 12-month reporting period ended February 28, 2019, the fund generally tracked the index. The fund’s market price return was 3.78% and its NAV return was 3.98% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.25% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, the Financials sector was the largest detractor from the return of the fund. Stocks in the Financials sector represented an average weight of approximately 13% of the fund’s investments and returned approximately -5% for the reporting period. One example from this sector is American International Group, Inc. The fund’s holdings of American International Group, Inc. represented less than 1% of the fund’s investments and returned approximately -23% for the reporting period.
The Materials sector was another detractor from overall fund performance. Materials stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -8% for the reporting period.
The Health Care sector contributed the most to the total return of the fund. Health Care stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately 13% for the reporting period. One example from this sector is Merck & Co., Inc. The fund’s holdings of Merck & Co., Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately 55% for the reporting period.
The Information Technology sector also contributed to the return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	3.78%	8.81%	9.85%
NAV Return[2]	3.98%	8.80%	9.86%
Russell RAFITM US Index	4.25%	9.09%	10.17%
Russell 3000® Index	5.05%	10.15%	11.45%
ETF Category: Morningstar Large Value[3]	1.98%	7.51%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	1,545
Weighted Average Market Cap (millions)	$146,461
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF as of February 28, 2019

The Schwab Fundamental U.S. Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the companies in the Russell 3000® Index.1 To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. large-cap stocks underperformed small-cap stocks over the reporting period, though both posted positive returns. Stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. In the final three months of the year, however, investor anxiety rose amid concerns about the pace of future interest rate hikes, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. In January and February, a strong rebound brought major indices nearly back to their early-December levels but below their earlier October highs. Meanwhile, despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% four times over the reporting period—in March, June, September, and December.
Performance. For the 12-month reporting period ended February 28, 2019, the fund generally tracked the index. The fund’s market price return was 3.94% and its NAV return was 3.92% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.17% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The Financials sector was the largest detractor from return of the fund over the reporting period. Financials stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately -6% for the reporting period. One example from this sector is American International Group, Inc. The fund’s holdings of American International Group, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -23% for the reporting period.
The Materials sector was another detractor from overall fund performance. Materials stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -8% for the reporting period.
The Health Care sector contributed the most to the total return of the fund over the reporting period. Health Care stocks represented an average weight of approximately 12% of the fund’s investments and returned approximately 13% for the reporting period. One example from this sector is Merck & Co., Inc. The fund’s holdings of Merck & Co., Inc. represented an average weight of approximately 1% of the fund’s investments and returned approximately 55% for the reporting period.
The Energy sector also contributed to the return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 6% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	3.94%	8.93%	9.90%
NAV Return[2]	3.92%	8.92%	9.90%
Russell RAFITM US Large Company Index	4.17%	9.22%	10.21%
Russell 1000® Index	4.99%	10.39%	11.65%
ETF Category: Morningstar Large Value[3]	1.98%	7.51%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	671
Weighted Average Market Cap (millions)	$158,928
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF as of February 28, 2019

The Schwab Fundamental U.S. Small Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the companies in the Russell 3000® Index.1 To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. U.S. small-cap stocks outperformed large-cap stocks over the reporting period, though both posted positive returns. Stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. In the final three months of the year, however, investor anxiety rose amid concerns about the pace of future interest rate hikes, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. In January and February, a strong rebound brought major indices nearly back to their early-December levels but below their earlier October highs. Meanwhile, despite continuing low levels of inflation, the Federal Reserve (Fed) raised the federal funds rate by 0.25% four times over the reporting period—in March, June, September, and December.
Performance. For the 12-month reporting period ended February 28, 2019, the fund generally tracked the index. The fund’s market price return was 4.64% and the fund’s NAV return was 4.69% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.92% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The Energy sector was the largest detractor from the performance of the index and the fund over the reporting period. Energy stocks represented an average weight of approximately 6% of the fund’s investments and returned approximately -17% for the reporting period. One example from this sector is Whiting Petroleum Corporation, representing an average weight of less than 1% of the fund’s investments and returning approximately -56% for the reporting period.
Another detractor from both index and fund performance was the Materials sector. Materials stocks represented an average weight of approximately 7% of the fund’s investments and returned approximately -9% for the reporting period.
The Information Technology sector was the largest contributor to the fund’s total return, and to the return of the index. Information Technology stocks represented an average weight of approximately 12% of the fund’s investments and returned approximately 12% for the reporting period. One example from this sector is VeriSign, Inc., representing an average weight of less than 1% of the fund’s investments and returning approximately 53% for the reporting period.
The Real Estate sector was another contributor to the return of the fund. Real Estate stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately 15% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	4.64%	7.37%	9.31%
NAV Return[2]	4.69%	7.40%	9.32%
Russell RAFITM US Small Company Index	4.92%	7.65%	9.60%
Russell 2000® Index	5.58%	7.36%	9.11%
ETF Category: Morningstar Small Blend[3]	3.37%	6.19%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	875
Weighted Average Market Cap (millions)	$4,837
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	23% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF as of February 28, 2019

The Schwab Fundamental International Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the companies in the Russell Developed ex US Index.1 To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Overall, stocks of large companies in developed international markets generated negative returns for the reporting period. Global equity markets were mixed over the reporting period. Equity markets were notably weak as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended February 28, 2019, the fund’s market price return was -5.72% and its NAV return was -6.00% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -5.92%2 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Japan were the largest detractor from the total return of the fund. Japanese stocks represented an average weight of approximately 24% of the fund’s investments and returned approximately -9% in U.S. dollar terms for the reporting period. One example from this market is Mitsubishi UFJ Financial Group, Inc. The fund’s holdings of Mitsubishi UFJ Financial Group, Inc., a bank holding and financial services company, represented an average weight of less than 1% of the fund’s investments and returned approximately -25% in U.S. dollar terms for the reporting period.
German stocks also detracted from the return of the fund. Representing an average weight of approximately 9% of the fund’s investments, stocks from Germany returned approximately -14% in U.S. dollar terms for the reporting period.
Canadian stocks contributed to the total return of the fund. Stocks from Canada represented an average weight of approximately 7% of the fund’s investments and returned approximately 3% in U.S. dollar terms for the reporting period. One example from this market is Enbridge Inc., a multinational energy transportation company, which represented an average weight of less than 1% of the fund’s investments and returned approximately 23% in U.S. dollar terms for the reporting period.
Stocks from Switzerland also contributed to the return of the fund, representing an average weight of approximately 6% of the fund’s investments and returning less than 1% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.
[2]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-5.72%	1.77%	3.94%
NAV Return[2]	-6.00%	1.88%	3.95%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-5.92%	2.02%	4.12%
MSCI EAFE® Index (Net)[3]	-6.04%	2.07%	3.63%
ETF Category: Morningstar Foreign Large Value[4]	-7.21%	0.64%	N/A
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	869
Weighted Average Market Cap (millions)	$59,217
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	14% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF as of February 28, 2019

The Schwab Fundamental International Small Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the companies in the Russell Developed ex US Index.1 To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Overall, stocks of small companies in developed international markets generated negative returns for the reporting period. Global equity markets were mixed over the reporting period. Equity markets were notably weak as economic momentum slowed, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended February 28, 2019, the fund’s market price return was -10.84% and its NAV return was -11.06% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -11.05%2 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Japan were the largest detractor from the total return of the fund. Japanese stocks represented an average weight of approximately 37% of the fund’s investments and returned approximately -13% in U.S. dollar terms for the reporting period. One example from this market is Chiyoda Corp., a construction engineering company. The fund’s holdings of Chiyoda Corp. represented an average weight of less than 1% of the fund’s investments and returned approximately -72% in U.S. dollar terms for the reporting period.
French stocks also detracted from the return of the fund. Representing an average weight of approximately 4% of the fund’s investments, stocks from France returned approximately -19% in U.S. dollar terms for the reporting period.
New Zealand stocks contributed to the total return of the fund. Stocks from New Zealand represented an average weight of approximately 1% of the fund’s investments and returned approximately 6% in U.S. dollar terms for the reporting period. One example from this market is Meridian Energy Limited, an electricity generation company, which represented an average weight of less than 1% of the fund’s investments and returned approximately 33% in U.S. dollar terms for the reporting period.
Stocks from Israel also contributed to the return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately 9% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.
[2]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-10.84%	4.12%	5.84%
NAV Return[2]	-11.06%	4.33%	5.86%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-11.05%	4.66%	6.27%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-10.26%	3.70%	5.90%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-10.93%	2.92%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	1,495
Weighted Average Market Cap (millions)	$3,548
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	25% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF as of February 28, 2019

The Schwab Fundamental Emerging Markets Large Company Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Emerging Markets Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the companies in the Russell Emerging Markets Index.1 To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Stocks in emerging markets produced negative returns as economic growth across the globe generally softened over the reporting period. After increasing gradually over the first seven months of the reporting period, global oil prices fell precipitously over the last three months of 2018, ending the year down 25% amid concerns of economic slowing and a global oil glut. Prices rebounded somewhat in January and February. The U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended February 28, 2019, the fund’s market price return was -6.82% and its NAV return was -7.36% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -6.73%2 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from South Korea were the largest detractor from the total return of the fund. South Korean stocks represented an average weight of approximately 19% of the fund’s investments and returned approximately -10% in U.S. dollar terms for the reporting period. One example from this market is Samsung Electronics Co., Ltd. The fund’s holdings of Samsung Electronics Co., Ltd. represented an average weight of approximately 4% of the fund’s investments and returned approximately -16% in U.S. dollar terms for the reporting period.
Taiwanese stocks also detracted from the return of the fund. Representing an average weight of approximately 12% of the fund’s investments, stocks from Taiwan returned approximately -11% in U.S. dollar terms for the reporting period.
Brazilian stocks contributed to the total return of the fund. Stocks from Brazil represented an average weight of approximately 11% of the fund’s investments and returned approximately 1% in U.S. dollar terms for the reporting period. One example from this market is Companhia Energetica de Minas Gerais SA Pfd, an electric power distribution company. The fund’s holdings of Companhia Energetica de Minas Gerais SA Pfd represented an average weight of less than 1% of the fund’s investments and returned approximately 64% in U.S. dollar terms for the reporting period.
Stocks from Russia also contributed to the return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 1% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Effective March 18, 2019, the index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. For more information, refer to the supplement to the fund’s prospectus and statement of additional information dated January 14, 2019.
[2]	The total return cited for the index is calculated net of foreign withholding taxes.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 28, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-6.82%	4.37%	3.96%
NAV Return[2]	-7.36%	4.44%	4.01%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-6.73%	5.10%	4.63%
MSCI Emerging Markets Index (Net)[3]	-9.89%	4.13%	3.85%
ETF Category: Morningstar Diversified Emerging Markets[4]	-11.03%	2.86%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 28, 2019 (continued)

Statistics1
Number of Holdings	333
Weighted Average Market Cap (millions)	$70,216
Price/Earnings Ratio (P/E)	9.4
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	33% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2018 and held through February 28, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/18	Ending Account Value (Net of Expenses) at 2/28/19	Expenses Paid During Period 9/1/18-2/28/19[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$ 962.30	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 966.00	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$ 921.80	$1.19
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 964.20	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.56	$1.25
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$ 928.90	$1.87
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,025.60	$1.96
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.87	$1.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$36.95	$33.82	$27.37	$30.54	$27.36
Income (loss) from investment operations:
Net investment income (loss)	0.84 [1]	0.75 [1]	0.67 [1]	0.65 [1]	0.54
Net realized and unrealized gains (losses)	0.62	3.09	6.45	(3.18)	3.14
Total from investment operations	1.46	3.84	7.12	(2.53)	3.68
Less distributions:
Distributions from net investment income	(0.81)	(0.71)	(0.67)	(0.64)	(0.50)
Net asset value at end of period	$37.60	$36.95	$33.82	$27.37	$30.54
Total return	3.98%	11.51%	26.32%	(8.34%)	13.54%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	2.26%	2.14%	2.17%	2.23%	2.14%
Portfolio turnover rate[2]	11%	10%	10%	12%	10%
Net assets, end of period (x 1,000)	$276,382	$260,469	$263,785	$166,985	$212,247

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Ford Motor Co.	127,908	0.4	1,121,753
General Motors Co.	39,698	0.6	1,567,277
Other Securities		0.6	1,632,784
		1.6	4,321,814

Banks 4.9%
Bank of America Corp.	49,205	0.5	1,430,881
Citigroup, Inc.	27,443	0.7	1,755,803
JPMorgan Chase & Co.	27,847	1.1	2,906,113
Wells Fargo & Co.	54,732	1.0	2,730,579
Other Securities		1.6	4,639,929
		4.9	13,463,305

Capital Goods 8.6%
3M Co.	5,745	0.4	1,191,456
General Electric Co.	285,926	1.1	2,970,771
The Boeing Co.	3,376	0.6	1,485,305
United Technologies Corp.	11,467	0.5	1,441,058
Other Securities		6.0	16,794,365
		8.6	23,882,955

Commercial & Professional Services 1.0%
Other Securities		1.0	2,706,260

Consumer Durables & Apparel 1.6%
Other Securities		1.6	4,366,291

Consumer Services 2.2%
McDonald's Corp.	8,897	0.6	1,635,624
Other Securities		1.6	4,309,456
		2.2	5,945,080

Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	15,384	1.1	3,096,799
The Charles Schwab Corp. (b)	2,958	0.1	136,098
Other Securities		3.5	9,709,364
		4.7	12,942,261

Energy 10.6%
Chevron Corp.	46,191	2.0	5,523,520
ConocoPhillips	25,999	0.7	1,764,032
Exxon Mobil Corp.	113,702	3.3	8,985,869
Marathon Petroleum Corp.	19,009	0.4	1,178,748
Phillips 66	15,036	0.5	1,448,869
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	16,708	0.5	1,362,705
Other Securities		3.2	8,950,550
		10.6	29,214,293

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	5,907	0.5	1,292,097
Walgreens Boots Alliance, Inc.	15,221	0.4	1,083,583
Walmart, Inc.	39,220	1.4	3,882,388
Other Securities		0.7	1,993,088
		3.0	8,251,156

Food, Beverage & Tobacco 4.3%
PepsiCo, Inc.	15,217	0.6	1,759,694
Philip Morris International, Inc.	20,296	0.6	1,764,534
The Coca-Cola Co.	37,248	0.6	1,688,824
Other Securities		2.5	6,627,043
		4.3	11,840,095

Health Care Equipment & Services 5.6%
Anthem, Inc.	4,563	0.5	1,372,231
CVS Health Corp.	38,540	0.8	2,228,768
UnitedHealth Group, Inc.	7,897	0.7	1,912,811
Other Securities		3.6	10,064,131
		5.6	15,577,941

Household & Personal Products 1.8%
The Procter & Gamble Co.	33,892	1.2	3,340,057
Other Securities		0.6	1,672,680
		1.8	5,012,737

Insurance 3.7%
American International Group, Inc.	37,429	0.6	1,616,933
Other Securities		3.1	8,716,463
		3.7	10,333,396

Materials 3.5%
Linde plc	6,219	0.4	1,077,380
Other Securities		3.1	8,688,356
		3.5	9,765,736

Media & Entertainment 4.1%
Comcast Corp., Class A	55,329	0.8	2,139,572
The Walt Disney Co.	18,704	0.8	2,110,559
Other Securities		2.5	7,061,152
		4.1	11,311,283

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Amgen, Inc.	5,853	0.4	1,112,538
Gilead Sciences, Inc.	18,853	0.5	1,225,822
Johnson & Johnson	22,648	1.1	3,094,623
Merck & Co., Inc.	33,480	1.0	2,721,589
Pfizer, Inc.	80,787	1.3	3,502,116
Other Securities		1.8	5,195,500
		6.1	16,852,188

Real Estate 2.4%
Other Securities		2.4	6,681,911

Retailing 5.0%
Lowe's Cos., Inc.	12,485	0.5	1,312,049
Target Corp.	16,309	0.4	1,184,686
The Home Depot, Inc.	10,361	0.7	1,918,236
Other Securities		3.4	9,427,717
		5.0	13,842,688

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	59,685	1.2	3,160,918
QUALCOMM, Inc.	23,276	0.5	1,242,706
Other Securities		1.2	3,709,039
		2.9	8,112,663

Software & Services 6.2%
International Business Machines Corp.	21,509	1.1	2,971,038
Microsoft Corp.	42,044	1.7	4,710,189
Oracle Corp.	33,934	0.7	1,768,979
Other Securities		2.7	7,537,226
		6.2	16,987,432

Technology Hardware & Equipment 5.9%
Apple, Inc.	48,110	3.0	8,330,247
Cisco Systems, Inc.	43,875	0.8	2,271,409
Other Securities		2.1	5,823,522
		5.9	16,425,178

Telecommunication Services 3.5%
AT&T, Inc.	159,441	1.8	4,961,804
Verizon Communications, Inc.	65,285	1.4	3,716,022
Other Securities		0.3	1,106,666
		3.5	9,784,492

Transportation 2.3%
Union Pacific Corp.	8,277	0.5	1,388,053
Other Securities		1.8	5,059,920
		2.3	6,447,973

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.2%
Other Securities		4.2	11,451,836
Total Common Stock
(Cost $242,608,636)			275,520,964

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	203
Total Rights
(Cost $203)			203

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	57,348

Money Market Fund 0.0%
Other Securities		0.0	74,481

Securities Lending Collateral 0.1%
Other Securities		0.1	153,055
Total Other Investment Companies
(Cost $284,251)			284,884

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	5	696,175	8,169
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $146,283.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	2,757	829	(628)	2,958	$136,098	($22,478)	$7,202	$1,448

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$251,638,009	$—	$—	$251,638,009
Capital Goods	23,875,363	—	7,592	23,882,955
Rights [1]
Materials	—	—	203	203
Other Investment Companies[1]	284,884	—	—	284,884
Futures Contracts[2]	8,169	—	—	8,169
Total	$275,806,425	$—	$7,795	$275,814,220
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in affiliated issuers, at value (cost $92,292)		$136,098
Investments in unaffiliated issuers, at value (cost $242,647,743) including securities on loan of $146,283		275,516,898
Collateral invested for securities on loan, at value (cost $153,055)		153,055
Deposit with broker for futures contracts		36,000
Receivables:
Investments sold		19,513
Dividends		728,964
Income from securities on loan	+	312
Total assets		276,590,840
Liabilities
Collateral held for securities on loan		153,055
Payables:
Management fees		52,725
Variation margin on futures contracts	+	3,097
Total liabilities		208,877
Net Assets
Total assets		276,590,840
Total liabilities	–	208,877
Net assets		$276,381,963
Net Assets by Source
Capital received from investors		246,832,240
Total distributable earnings[1]		29,549,723

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$276,381,963		7,350,000		$37.60

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends received from affiliated issuer		$1,448
Dividends received from unaffiliated issuers (net of foreign withholding tax of $341)		6,577,151
Securities on loan, net	+	17,970
Total investment income		6,596,569
Expenses
Management fees		656,712
Total expenses	–	656,712
Net investment income		5,939,857
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(369)
Net realized losses on unaffiliated investments		(1,232,934)
Net realized gains on in-kind redemptions on affiliated issuer		7,571
Net realized gains on in-kind redemptions on unaffiliated investments		12,609,448
Net realized losses on futures contracts	+	(27,251)
Net realized gains		11,356,465
Net change in unrealized appreciation (depreciation) on affiliated issuer		(22,478)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(6,217,532)
Net change in unrealized appreciation (depreciation) on futures contracts	+	397
Net change in unrealized appreciation (depreciation)	+	(6,239,613)
Net realized and unrealized gains		5,116,852
Increase in net assets resulting from operations		$11,056,709

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$5,939,857	$5,812,740
Net realized gains		11,356,465	19,088,171
Net change in unrealized appreciation (depreciation)	+	(6,239,613)	6,958,620
Increase in net assets resulting from operations		11,056,709	31,859,531
Distributions to Shareholders1
Total distributions		($5,622,015)	($5,604,215)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,250,000	$46,522,467	850,000	$30,306,185
Shares redeemed	+	(950,000)	(36,044,678)	(1,600,001)	(59,876,615)
Net transactions in fund shares		300,000	$10,477,789	(750,001)	($29,570,430)
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,050,000	$260,469,480	7,800,001	$263,784,594
Total increase or decrease	+	300,000	15,912,483	(750,001)	(3,315,114)
End of period[2]		7,350,000	$276,381,963	7,050,000	$260,469,480
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $5,604,215 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $908,667 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$37.20	$33.91	$27.57	$30.55	$27.27
Income (loss) from investment operations:
Net investment income (loss)	0.87 [1]	0.78 [1]	0.70 [1]	0.69 [1]	0.52
Net realized and unrealized gains (losses)	0.57	3.21	6.29	(3.10)	3.25
Total from investment operations	1.44	3.99	6.99	(2.41)	3.77
Less distributions:
Distributions from net investment income	(0.81)	(0.70)	(0.65)	(0.57)	(0.49)
Net asset value at end of period	$37.83	$37.20	$33.91	$27.57	$30.55
Total return	3.92%	11.91%	25.66%	(7.92%)	13.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	2.33%	2.22%	2.26%	2.39%	2.24%
Portfolio turnover rate[2]	11%	9%	10%	11%	10%
Net assets, end of period (x 1,000)	$4,596,260	$4,016,040	$2,197,623	$893,389	$336,043

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.6%
Ford Motor Co.	2,314,215	0.4	20,295,665
General Motors Co.	718,020	0.6	28,347,430
Other Securities		0.6	25,867,044
		1.6	74,510,139

Banks 4.7%
Bank of America Corp.	888,750	0.6	25,844,850
Citigroup, Inc.	496,095	0.7	31,740,158
JPMorgan Chase & Co.	503,139	1.1	52,507,586
Wells Fargo & Co.	989,407	1.1	49,361,515
Other Securities		1.2	58,863,116
		4.7	218,317,225

Capital Goods 8.3%
3M Co.	103,887	0.5	21,545,125
General Electric Co.	5,176,028	1.2	53,778,931
The Boeing Co.	61,058	0.6	26,863,078
United Technologies Corp.	207,252	0.6	26,045,359
Other Securities		5.4	252,104,053
		8.3	380,336,546

Commercial & Professional Services 0.6%
Other Securities		0.6	29,108,234

Consumer Durables & Apparel 1.3%
Other Securities		1.3	62,177,719

Consumer Services 1.9%
McDonald's Corp.	160,882	0.6	29,576,547
Other Securities		1.3	57,834,679
		1.9	87,411,226

Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	278,006	1.2	55,962,608
The Charles Schwab Corp. (a)	53,513	0.1	2,462,133
Other Securities		3.4	158,612,352
		4.7	217,037,093

Energy 11.1%
Chevron Corp.	835,711	2.2	99,934,321
ConocoPhillips	470,719	0.7	31,938,284
Exxon Mobil Corp.	2,057,096	3.5	162,572,297
Marathon Petroleum Corp.	344,332	0.5	21,352,027
Phillips 66	271,779	0.6	26,188,624
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	301,995	0.5	24,630,712
Other Securities		3.1	144,360,089
		11.1	510,976,354

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	106,850	0.5	23,372,369
Walgreens Boots Alliance, Inc.	275,782	0.4	19,632,921
Walmart, Inc.	709,358	1.5	70,219,348
Other Securities		0.8	33,246,322
		3.2	146,470,960

Food, Beverage & Tobacco 4.5%
PepsiCo, Inc.	274,913	0.7	31,790,939
Philip Morris International, Inc.	367,076	0.7	31,913,587
The Coca-Cola Co.	673,663	0.7	30,543,880
Other Securities		2.4	111,178,188
		4.5	205,426,594

Health Care Equipment & Services 5.8%
Anthem, Inc.	82,645	0.5	24,853,831
CVS Health Corp.	697,646	0.9	40,344,868
UnitedHealth Group, Inc.	142,936	0.8	34,621,958
Other Securities		3.6	166,153,757
		5.8	265,974,414

Household & Personal Products 1.9%
The Procter & Gamble Co.	612,892	1.3	60,400,507
Other Securities		0.6	27,133,524
		1.9	87,534,031

Insurance 3.8%
American International Group, Inc.	678,189	0.6	29,297,765
Other Securities		3.2	143,987,104
		3.8	173,284,869

Materials 3.3%
Linde plc	112,566	0.4	19,500,934
Other Securities		2.9	130,169,611
		3.3	149,670,545

Media & Entertainment 4.2%
Comcast Corp., Class A	1,002,730	0.9	38,775,569
The Walt Disney Co.	337,968	0.8	38,136,309
Other Securities		2.5	116,005,299
		4.2	192,917,177

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Amgen, Inc.	105,759	0.4	20,102,671
Gilead Sciences, Inc.	340,814	0.5	22,159,726
Johnson & Johnson	409,516	1.2	55,956,266
Merck & Co., Inc.	605,819	1.1	49,247,026
Pfizer, Inc.	1,462,213	1.4	63,386,934
Other Securities		1.8	85,306,688
		6.4	296,159,311

Real Estate 1.7%
Other Securities		1.7	77,929,961

Retailing 5.0%
Lowe's Cos., Inc.	225,997	0.5	23,750,025
Target Corp.	295,390	0.5	21,457,130
The Home Depot, Inc.	187,148	0.8	34,648,581
Other Securities		3.2	152,086,586
		5.0	231,942,322

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	1,080,304	1.3	57,212,900
QUALCOMM, Inc.	420,594	0.5	22,455,514
Other Securities		1.2	58,102,737
		3.0	137,771,151

Software & Services 6.2%
International Business Machines Corp.	389,201	1.2	53,760,334
Microsoft Corp.	760,507	1.9	85,199,599
Oracle Corp.	613,590	0.7	31,986,447
Other Securities		2.4	113,181,841
		6.2	284,128,221

Technology Hardware & Equipment 6.1%
Apple, Inc.	870,470	3.3	150,721,880
Cisco Systems, Inc.	793,643	0.9	41,086,898
Other Securities		1.9	87,101,682
		6.1	278,910,460

Telecommunication Services 3.8%
AT&T, Inc.	2,885,641	2.0	89,801,148
Verizon Communications, Inc.	1,181,514	1.5	67,251,777
Other Securities		0.3	17,465,084
		3.8	174,518,009

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.3%
Union Pacific Corp.	149,919	0.6	25,141,416
Other Securities		1.7	79,692,480
		2.3	104,833,896

Utilities 4.2%
Other Securities		4.2	193,277,427
Total Common Stock
(Cost $4,181,019,171)			4,580,623,884

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,735,067

Securities Lending Collateral 0.1%
Other Securities		0.1	5,588,785
Total Other Investment Companies
(Cost $8,323,852)			8,323,852

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	108	15,037,380	188,708
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,207,087.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2019:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/19	Market Value at 2/28/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	48,120	16,165	(10,772)	53,513	$2,462,133	($397,299)	$62,207	$26,493

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,580,623,884	$—	$—	$4,580,623,884
Other Investment Companies[1]	8,323,852	—	—	8,323,852
Futures Contracts[2]	188,708	—	—	188,708
Total	$4,589,136,444	$—	$—	$4,589,136,444
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in affiliated issuers, at value (cost $2,041,640)		$2,462,133
Investments in unaffiliated issuers, at value (cost $4,181,712,598) including securities on loan of $5,207,087		4,580,896,818
Collateral invested for securities on loan, at value (cost $5,588,785)		5,588,785
Deposit with broker for futures contracts		1,218,000
Receivables:
Dividends		12,527,192
Fund shares sold		3,797,479
Income from securities on loan	+	4,014
Total assets		4,606,494,421
Liabilities
Collateral held for securities on loan		5,588,785
Payables:
Investments bought		3,723,698
Management fees		861,590
Variation margin on futures contracts	+	60,132
Total liabilities		10,234,205
Net Assets
Total assets		4,606,494,421
Total liabilities	–	10,234,205
Net assets		$4,596,260,216
Net Assets by Source
Capital received from investors		4,215,441,769
Total distributable earnings[1]		380,818,447

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,596,260,216		121,500,000		$37.83

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends received from affiliated issuer		$26,493
Dividends received from unaffiliated issuers (net of foreign withholding tax of $1,906)		113,094,514
Securities on loan, net	+	224,530
Total investment income		113,345,537
Expenses
Management fees		10,981,603
Total expenses	–	10,981,603
Net investment income		102,363,934
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(5,014)
Net realized losses on unaffiliated investments		(21,694,326)
Net realized gains on in-kind redemptions on affiliated issuer		67,221
Net realized gains on in-kind redemptions on unaffiliated investments		157,789,940
Net realized gains on futures contracts	+	236,284
Net realized gains		136,394,105
Net change in unrealized appreciation (depreciation) on affiliated issuer		(397,299)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(105,245,024)
Net change in unrealized appreciation (depreciation) on futures contracts	+	137,264
Net change in unrealized appreciation (depreciation)	+	(105,505,059)
Net realized and unrealized gains		30,889,046
Increase in net assets resulting from operations		$133,252,980

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$102,363,934	$68,571,825
Net realized gains (losses)		136,394,105	(2,878,247)
Net change in unrealized appreciation (depreciation)	+	(105,505,059)	293,583,625
Increase in net assets resulting from operations		133,252,980	359,277,203
Distributions to Shareholders1
Total distributions		($96,068,705)	($60,154,490)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,100,000	$1,090,604,673	44,550,000	$1,569,715,219
Shares redeemed	+	(15,550,000)	(547,569,110)	(1,400,001)	(50,420,506)
Net transactions in fund shares		13,550,000	$543,035,563	43,149,999	$1,519,294,713
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,950,000	$4,016,040,378	64,800,001	$2,197,622,952
Total increase	+	13,550,000	580,219,838	43,149,999	1,818,417,426
End of period[2]		121,500,000	$4,596,260,216	107,950,000	$4,016,040,378
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $60,154,490 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $14,397,209 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$36.90	$34.89	$26.47	$30.68	$28.44
Income (loss) from investment operations:
Net investment income (loss)	0.59 [1]	0.52 [1]	0.45 [1]	0.41 [1]	0.34
Net realized and unrealized gains (losses)	1.14	1.98	8.37	(4.25)	2.22
Total from investment operations	1.73	2.50	8.82	(3.84)	2.56
Less distributions:
Distributions from net investment income	(0.55)	(0.49)	(0.40)	(0.37)	(0.32)
Net asset value at end of period	$38.08	$36.90	$34.89	$26.47	$30.68
Total return	4.69%	7.22%	33.56%	(12.60%)	9.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	1.53%	1.45%	1.43%	1.43%	1.32%
Portfolio turnover rate[2]	23%	21%	23%	23%	22%
Net assets, end of period (x 1,000)	$3,402,783	$2,782,002	$1,568,402	$608,865	$187,141

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	31,284,699

Banks 6.3%
Other Securities		6.3	213,285,962

Capital Goods 12.8%
Esterline Technologies Corp. *	70,536	0.2	8,587,758
Hexcel Corp.	122,559	0.3	8,841,406
KBR, Inc.	448,401	0.3	8,860,404
Lennox International, Inc.	32,254	0.2	7,910,294
Moog, Inc., Class A	86,081	0.2	8,088,171
Mueller Industries, Inc.	285,595	0.3	9,438,915
Nordson Corp.	63,612	0.2	8,635,965
NOW, Inc. *	629,619	0.3	9,085,402
Teledyne Technologies, Inc. *	36,179	0.2	8,539,691
The Toro Co.	121,553	0.2	8,336,105
Woodward, Inc.	85,142	0.2	8,202,580
Other Securities		10.2	340,404,675
		12.8	434,931,366

Commercial & Professional Services 4.9%
Copart, Inc. *	136,027	0.2	7,980,704
Other Securities		4.7	158,643,792
		4.9	166,624,496

Consumer Durables & Apparel 4.1%
Deckers Outdoor Corp. *	70,252	0.3	10,393,783
Lululemon Athletica, Inc. *	65,309	0.3	9,823,780
Other Securities		3.5	120,638,290
		4.1	140,855,853

Consumer Services 4.9%
Adtalem Global Education, Inc. *	172,309	0.2	8,305,294
Other Securities		4.7	159,930,714
		4.9	168,236,008

Diversified Financials 4.2%
Other Securities		4.2	143,122,627

Energy 4.4%
Cabot Oil & Gas Corp.	360,134	0.3	8,866,499
Other Securities		4.1	140,507,690
		4.4	149,374,189

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.7%
Other Securities		0.7	23,840,233

Food, Beverage & Tobacco 2.2%
TreeHouse Foods, Inc. *	141,907	0.3	8,596,726
Universal Corp.	140,036	0.3	8,309,736
Other Securities		1.6	56,686,608
		2.2	73,593,070

Health Care Equipment & Services 3.9%
Hologic, Inc. *	174,231	0.2	8,214,992
STERIS plc	70,142	0.2	8,484,376
The Cooper Cos., Inc.	31,525	0.2	9,015,835
Other Securities		3.3	107,080,014
		3.9	132,795,217

Household & Personal Products 0.7%
Other Securities		0.7	25,604,898

Insurance 3.4%
Erie Indemnity Co., Class A	55,349	0.3	9,864,299
Kemper Corp.	98,031	0.2	8,146,376
Primerica, Inc.	75,562	0.3	9,448,272
The Hanover Insurance Group, Inc.	70,659	0.2	8,387,930
Other Securities		2.4	78,492,901
		3.4	114,339,778

Materials 6.7%
Cleveland-Cliffs, Inc.	865,924	0.3	9,603,097
The Chemours Co.	223,452	0.3	8,497,880
Other Securities		6.1	209,799,405
		6.7	227,900,382

Media & Entertainment 2.9%
Gannett Co., Inc.	702,096	0.2	8,242,607
Other Securities		2.7	90,912,336
		2.9	99,154,943

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Illumina, Inc. *	27,263	0.2	8,527,049
PerkinElmer, Inc.	94,826	0.3	8,928,816
Other Securities		1.6	55,401,749
		2.1	72,857,614

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 10.6%
Alexandria Real Estate Equities, Inc.	58,076	0.2	7,891,948
Apartment Investment & Management Co., Class A	171,657	0.2	8,399,177
Federal Realty Investment Trust	58,666	0.2	7,837,191
Lamar Advertising Co., Class A	102,151	0.2	7,923,853
Liberty Property Trust	179,188	0.3	8,480,968
Pebblebrook Hotel Trust	245,315	0.2	7,852,533
WP Carey, Inc.	114,615	0.2	8,466,610
Other Securities		9.1	304,529,068
		10.6	361,381,348

Retailing 4.6%
Aaron's, Inc.	160,525	0.3	8,714,902
Genesco, Inc. *	168,603	0.2	8,138,467
Other Securities		4.1	139,386,919
		4.6	156,240,288

Semiconductors & Semiconductor Equipment 2.2%
Cree, Inc. *	175,912	0.3	9,571,372
Other Securities		1.9	65,107,889
		2.2	74,679,261

Software & Services 5.7%
ANSYS, Inc. *	47,297	0.2	8,383,866
Cadence Design Systems, Inc. *	171,681	0.3	9,828,737
Synopsys, Inc. *	84,683	0.3	8,610,567
VeriSign, Inc. *	60,044	0.3	10,690,234
Other Securities		4.6	156,812,245
		5.7	194,325,649

Technology Hardware & Equipment 4.6%
Insight Enterprises, Inc. *	185,918	0.3	10,377,943
Vishay Intertechnology, Inc.	359,048	0.2	7,870,332
Other Securities		4.1	136,876,273
		4.6	155,124,548

Telecommunication Services 0.6%
Other Securities		0.6	21,103,719

Transportation 2.9%
Spirit Airlines, Inc. *	146,515	0.2	8,241,469
Other Securities		2.7	90,497,760
		2.9	98,739,229

Utilities 3.5%
Hawaiian Electric Industries, Inc.	227,359	0.3	8,703,303
National Fuel Gas Co.	141,397	0.2	8,510,685
Other Securities		3.0	100,315,820
		3.5	117,529,808
Total Common Stock
(Cost $3,195,674,124)			3,396,925,185
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	29,417
Total Rights
(Cost $29,417)			29,417

Other Investment Companies 0.7% of net assets

Money Market Fund 0.1%
Other Securities		0.1	1,853,027

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		0.6	20,311,596
Total Other Investment Companies
(Cost $22,164,623)			22,164,623

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	68	5,356,700	(11,921)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,583,605.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,961,993,819	$—	$—	$2,961,993,819
Capital Goods	433,798,017	—	1,133,349	434,931,366
Rights [1]
Materials	—	—	29,417	29,417
Other Investment Companies[1]	22,164,623	—	—	22,164,623
Liabilities
Futures Contracts[2]	(11,921)	—	—	(11,921)
Total	$3,417,944,538	$—	$1,162,766	$3,419,107,304
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in unaffiliated issuers, at value (cost $3,197,556,568) including securities on loan of $19,583,605		$3,398,807,629
Collateral invested for securities on loan, at value (cost $20,311,596)		20,311,596
Deposit with broker for futures contracts		642,550
Receivables:
Investments sold		50,384
Dividends		3,840,755
Fund shares sold		3,821,350
Income from securities on loan	+	42,664
Total assets		3,427,516,928
Liabilities
Collateral held for securities on loan		20,311,596
Payables:
Investments bought		3,767,685
Management fees		634,495
Variation margin on futures contracts	+	20,286
Total liabilities		24,734,062
Net Assets
Total assets		3,427,516,928
Total liabilities	–	24,734,062
Net assets		$3,402,782,866
Net Assets by Source
Capital received from investors		3,261,962,020
Total distributable earnings[1]		140,820,846

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,402,782,866		89,350,000		$38.08

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends (net of foreign withholding tax of $35,258)		$55,239,912
Securities on loan, net	+	1,732,837
Total investment income		56,972,749
Expenses
Management fees		8,006,376
Total expenses	–	8,006,376
Net investment income		48,966,373
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(34,951,787)
Net realized gains on in-kind redemptions		189,748,515
Net realized losses on futures contracts		(365,442)
Net realized losses on foreign currency transactions	+	(497)
Net realized gains		154,430,789
Net change in unrealized appreciation (depreciation) on investments		(87,689,324)
Net change in unrealized appreciation (depreciation) on futures contracts	+	29,833
Net change in unrealized appreciation (depreciation)	+	(87,659,491)
Net realized and unrealized gains		66,771,298
Increase in net assets resulting from operations		$115,737,671

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$48,966,373	$31,262,900
Net realized gains		154,430,789	27,384,858
Net change in unrealized appreciation (depreciation)	+	(87,659,491)	94,317,765
Increase in net assets resulting from operations		115,737,671	152,965,523
Distributions to Shareholders1
Total distributions		($46,334,630)	($29,321,545)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,750,000	$1,147,395,824	36,250,000	$1,293,750,257
Shares redeemed	+	(15,800,000)	(596,017,605)	(5,800,001)	(203,794,918)
Net transactions in fund shares		13,950,000	$551,378,219	30,449,999	$1,089,955,339
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,400,000	$2,782,001,606	44,950,001	$1,568,402,289
Total increase	+	13,950,000	620,781,260	30,449,999	1,213,599,317
End of period[2]		89,350,000	$3,402,782,866	75,400,000	$2,782,001,606
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $29,321,545 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $3,054,031 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$30.28	$26.00	$22.08	$27.17	$28.26
Income (loss) from investment operations:
Net investment income (loss)	0.94 [1]	0.80 [1]	0.74 [1]	0.70 [1]	0.30
Net realized and unrealized gains (losses)	(2.81)	4.19	3.79	(5.30)	(0.92) [2]
Total from investment operations	(1.87)	4.99	4.53	(4.60)	(0.62)
Less distributions:
Distributions from net investment income	(0.87)	(0.71)	(0.61)	(0.49)	(0.47)
Net asset value at end of period	$27.54	$30.28	$26.00	$22.08	$27.17
Total return	(6.00%)	19.19%	20.62%	(17.02%)	(2.11%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.32%	0.32%	0.32%
Net investment income (loss)	3.29%	2.76%	2.98%	2.80%	2.50%
Portfolio turnover rate[3]	14%	10%	11%	12%	11%
Net assets, end of period (x 1,000)	$4,083,580	$3,630,569	$1,928,861	$885,348	$290,670

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets

Australia 6.2%
Australia & New Zealand Banking Group Ltd.	918,533	0.5	18,297,730
BHP Group Ltd.	1,161,530	0.8	30,765,778
Commonwealth Bank of Australia	460,600	0.6	24,232,964
National Australia Bank Ltd.	875,303	0.4	15,649,315
Westpac Banking Corp.	1,069,808	0.5	20,519,660
Other Securities		3.4	144,398,325
		6.2	253,863,772

Austria 0.3%
Other Securities		0.3	11,370,296

Belgium 0.8%
Other Securities		0.8	34,045,871

Canada 7.1%
Royal Bank of Canada	263,796	0.5	20,600,925
Suncor Energy, Inc.	527,419	0.4	18,165,320
The Toronto-Dominion Bank	292,626	0.4	16,766,559
Other Securities		5.8	233,349,479
		7.1	288,882,283

Denmark 1.0%
Other Securities		1.0	39,792,959

Finland 0.9%
Other Securities		0.9	37,320,926

France 9.3%
BNP Paribas S.A.	351,106	0.4	18,013,196
Engie S.A.	1,237,906	0.5	18,677,256
Orange S.A.	1,065,681	0.4	16,309,326
Sanofi	332,138	0.7	27,798,121
Total S.A.	1,105,312	1.5	62,918,384
Other Securities		5.8	236,499,732
		9.3	380,216,015

Germany 8.0%
Allianz SE	115,554	0.6	25,737,323
BASF SE	374,752	0.7	28,586,664
Bayer AG	232,719	0.5	18,624,007
Bayerische Motoren Werke AG	185,148	0.4	15,666,638
Daimler AG	525,769	0.8	31,527,197
Deutsche Telekom AG	1,458,410	0.6	24,055,128
Security	Number of Shares	% of Net Assets	Value ($)
E.ON SE	1,410,809	0.4	15,558,846
Siemens AG	214,960	0.6	23,530,228
Other Securities		3.4	144,610,979
		8.0	327,897,010

Hong Kong 1.7%
Other Securities		1.7	69,998,657

Ireland 0.6%
Other Securities		0.6	24,962,604

Israel 0.4%
Other Securities		0.4	15,265,291

Italy 3.0%
Enel S.p.A.	4,125,818	0.6	24,993,739
Eni S.p.A.	1,879,450	0.8	32,457,223
Other Securities		1.6	65,277,403
		3.0	122,728,365

Japan 24.3%
Hitachi Ltd.	544,621	0.4	16,316,125
Honda Motor Co., Ltd.	1,018,487	0.7	28,847,373
KDDI Corp.	651,783	0.4	15,741,274
Mitsubishi UFJ Financial Group, Inc.	3,784,533	0.5	19,606,002
Nippon Telegraph & Telephone Corp.	385,940	0.4	16,644,789
SoftBank Group Corp.	214,347	0.5	19,794,171
Toyota Motor Corp.	1,018,364	1.5	61,264,676
Other Securities		19.9	814,264,949
		24.3	992,479,359

Luxembourg 0.4%
Other Securities		0.4	15,960,816

Netherlands 5.4%
Royal Dutch Shell plc, A Shares	1,962,687	1.5	61,303,658
Royal Dutch Shell plc, B Shares	1,854,181	1.4	58,314,403
Other Securities		2.5	100,137,468
		5.4	219,755,529

New Zealand 0.1%
Other Securities		0.1	5,179,529

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.8%
Other Securities		0.8	31,902,942

Portugal 0.2%
Other Securities		0.2	9,164,503

Singapore 0.9%
Other Securities		0.9	34,560,923

Spain 3.6%
Banco Santander S.A.	7,921,279	1.0	38,749,769
Iberdrola S.A.	1,900,268	0.4	15,908,524
Telefonica S.A.	3,182,192	0.7	27,499,226
Other Securities		1.5	62,665,019
		3.6	144,822,538

Sweden 2.4%
Other Securities		2.4	99,790,716

Switzerland 6.8%
Glencore plc *	6,585,364	0.7	26,623,572
Nestle S.A.	590,828	1.3	53,590,863
Novartis AG	451,518	1.0	41,262,998
Roche Holding AG	131,176	0.9	36,513,858
Other Securities		2.9	117,538,020
		6.8	275,529,311

United Kingdom 14.6%
AstraZeneca plc	273,440	0.6	22,327,704
BHP Group plc	765,953	0.4	17,788,149
BP plc	11,527,693	2.0	81,939,488
British American Tobacco plc	462,853	0.4	16,982,455
GlaxoSmithKline plc	1,363,170	0.7	27,150,150
HSBC Holdings plc	5,053,088	1.0	41,193,707
National Grid plc	1,448,115	0.4	16,331,726
Rio Tinto plc	352,314	0.5	20,319,058
Vodafone Group plc	13,404,069	0.6	23,940,454
Other Securities		8.0	329,933,311
		14.6	597,906,202
Total Common Stock
(Cost $3,880,061,892)			4,033,396,417

Preferred Stock 0.6% of net assets

Germany 0.6%
Volkswagen AG	112,747	0.5	19,373,307
Other Securities		0.1	6,065,999
		0.6	25,439,306

Security	Number of Shares	% of Net Assets	Value ($)
Spain 0.0%
Other Securities		0.0	557,580
Total Preferred Stock
(Cost $24,479,982)			25,996,886

Other Investment Companies 0.9% of net assets

United States 0.9%
Money Market Fund 0.2%
Other Securities		0.2	7,957,483
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		0.7	27,346,573
Total Other Investment Companies
(Cost $35,304,056)			35,304,056

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	212	19,811,400	609,232
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,688,280.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,963,397,760	$—	$—	$3,963,397,760
Hong Kong	69,398,412	—	600,245	69,998,657
Preferred Stock[1]	25,996,886	—	—	25,996,886
Other Investment Companies[1]	35,304,056	—	—	35,304,056
Futures Contracts[2]	609,232	—	—	609,232
Total	$4,094,706,346	$—	$600,245	$4,095,306,591
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in unaffiliated issuers, at value (cost $3,912,499,357) including securities on loan of $25,688,280		$4,067,350,786
Collateral invested for securities on loan, at value (cost $27,346,573)		27,346,573
Deposit with broker for futures contracts		1,242,000
Foreign currency, at value (cost $1,546,653)		1,548,410
Receivables:
Dividends		11,142,286
Foreign tax reclaims		3,049,083
Income from securities on loan	+	63,479
Total assets		4,111,742,617
Liabilities
Collateral held for securities on loan		27,346,573
Payables:
Management fees		770,505
Variation margin on futures contracts	+	45,580
Total liabilities		28,162,658
Net Assets
Total assets		4,111,742,617
Total liabilities	–	28,162,658
Net assets		$4,083,579,959
Net Assets by Source
Capital received from investors		4,035,178,732
Total distributable earnings[1]		48,401,227

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,083,579,959		148,300,000		$27.54

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends (net of foreign withholding tax of $12,296,284)		$136,228,612
Securities on loan, net	+	1,229,640
Total investment income		137,458,252
Expenses
Management fees		9,701,613
Total expenses	–	9,701,613
Net investment income		127,756,639
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $81)		(54,753,213)
Net realized gains on in-kind redemptions		12,822,409
Net realized losses on futures contracts		(2,954,791)
Net realized losses on foreign currency transactions	+	(1,003,742)
Net realized losses		(45,889,337)
Net change in unrealized appreciation (depreciation) on investments		(322,404,590)
Net change in unrealized appreciation (depreciation) on futures contracts		911,675
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(207,498)
Net change in unrealized appreciation (depreciation)	+	(321,700,413)
Net realized and unrealized losses		(367,589,750)
Decrease in net assets resulting from operations		($239,833,111)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$127,756,639	$78,866,280
Net realized losses		(45,889,337)	(15,919,242)
Net change in unrealized appreciation (depreciation)	+	(321,700,413)	398,279,028
Increase (decrease) in net assets resulting from operations		(239,833,111)	461,226,066
Distributions to Shareholders1
Total distributions		($123,073,280)	($78,147,240)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,900,000	$858,255,108	46,500,000	$1,341,365,449
Shares redeemed	+	(1,500,000)	(42,337,793)	(800,001)	(22,736,357)
Net transactions in fund shares		28,400,000	$815,917,315	45,699,999	$1,318,629,092
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		119,900,000	$3,630,569,035	74,200,001	$1,928,861,117
Total increase	+	28,400,000	453,010,924	45,699,999	1,701,707,918
End of period[2]		148,300,000	$4,083,579,959	119,900,000	$3,630,569,035
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $78,147,240 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $5,128,569 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$36.02	$29.99	$24.81	$27.22	$27.75
Income (loss) from investment operations:
Net investment income (loss)	0.79 [1]	0.62 [1]	0.55 [1]	0.43 [1]	0.41
Net realized and unrealized gains (losses)	(4.82)	6.11	5.18	(2.49)	(0.53) [2]
Total from investment operations	(4.03)	6.73	5.73	(2.06)	(0.12)
Less distributions:
Distributions from net investment income	(0.76)	(0.70)	(0.55)	(0.35)	(0.41)
Net asset value at end of period	$31.23	$36.02	$29.99	$24.81	$27.22
Total return	(11.06%)	22.47%	23.26%	(7.64%)	(0.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.46%	0.46%	0.46%
Net investment income (loss)	2.38%	1.83%	1.94%	1.65%	1.73%
Portfolio turnover rate[3]	25%	18%	25%	22%	21%
Net assets, end of period (x 1,000)	$1,842,568	$1,811,898	$866,749	$379,667	$68,046

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.1% of net assets

Australia 5.5%
Dexus	361,944	0.2	3,095,211
Ramsay Health Care Ltd.	63,400	0.2	2,921,962
The GPT Group	658,156	0.2	2,739,234
Other Securities		4.9	91,622,090
		5.5	100,378,497

Austria 0.9%
Other Securities		0.9	16,476,462

Belgium 1.1%
Other Securities		1.1	20,591,883

Canada 9.2%
CAE, Inc.	129,749	0.2	2,733,891
Canadian Utilities Ltd., Class A	116,071	0.2	3,083,769
Emera, Inc.	148,957	0.3	5,295,495
IA Financial Corp., Inc. *	70,985	0.2	2,721,361
Kinross Gold Corp. *	846,192	0.2	2,820,640
Quebecor, Inc., Class B	138,935	0.2	3,372,629
TFI International, Inc.	89,851	0.2	2,766,483
Wheaton Precious Metals Corp.	134,415	0.2	2,921,000
WSP Global, Inc.	55,259	0.2	2,924,070
Other Securities		7.3	140,305,406
		9.2	168,944,744

Denmark 1.3%
Other Securities		1.3	23,632,181

Finland 1.5%
Amer Sports Oyj *	71,208	0.2	3,231,221
Other Securities		1.3	24,342,881
		1.5	27,574,102

France 4.2%
Dassault Systemes SE	20,747	0.2	3,039,307
Edenred	78,229	0.2	3,475,878
Getlink SE	196,920	0.2	2,910,543
Societe BIC S.A.	29,317	0.1	2,775,820
Other Securities		3.5	65,287,848
		4.2	77,489,396

Security	Number of Shares	% of Net Assets	Value ($)
Germany 3.1%
Deutsche Wohnen SE	58,398	0.2	2,726,411
HOCHTIEF AG	18,650	0.2	2,960,405
Other Securities		2.7	51,597,851
		3.1	57,284,667

Hong Kong 4.9%
Hang Lung Properties Ltd.	1,244,482	0.2	2,939,272
Henderson Land Development Co., Ltd.	489,243	0.2	2,767,254
Sino Land Co., Ltd.	1,632,631	0.2	3,040,723
Wharf Real Estate Investment Co., Ltd.	378,179	0.1	2,656,956
Other Securities		4.2	79,260,111
		4.9	90,664,316

Ireland 0.8%
Other Securities		0.8	15,046,699

Israel 0.8%
Israel Discount Bank Ltd., A Shares	756,203	0.2	2,673,630
Other Securities		0.6	12,423,081
		0.8	15,096,711

Italy 2.9%
A2A S.p.A.	1,599,842	0.1	2,838,272
Hera S.p.A.	898,913	0.2	2,999,127
Other Securities		2.6	48,023,028
		2.9	53,860,427

Japan 35.8%
Hitachi Chemical Co., Ltd.	149,482	0.2	2,715,169
Keihan Holdings Co., Ltd.	66,006	0.2	2,733,450
Kyowa Exeo Corp.	103,566	0.2	2,795,687
Nippon Building Fund, Inc.	415	0.2	2,702,794
Nissan Chemical Corp.	51,888	0.1	2,619,570
Otsuka Corp.	76,075	0.2	2,736,978
Rakuten, Inc.	357,213	0.2	2,810,983
Santen Pharmaceutical Co., Ltd.	175,103	0.2	2,729,103
Shikoku Electric Power Co., Inc.	225,163	0.2	2,837,798
Other Securities		34.1	635,602,389
		35.8	660,283,921

Luxembourg 0.6%
Other Securities		0.6	10,409,618

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 1.9%
SBM Offshore N.V.	139,866	0.2	2,642,214
Other Securities		1.7	32,307,233
		1.9	34,949,447

New Zealand 1.2%
Other Securities		1.2	22,139,518

Norway 1.6%
Gjensidige Forsikring A.S.A.	150,417	0.1	2,699,846
Other Securities		1.5	26,453,866
		1.6	29,153,712

Portugal 0.4%
Other Securities		0.4	8,092,024

Singapore 1.9%
Singapore Technologies Engineering Ltd.	1,089,752	0.2	3,016,335
Other Securities		1.7	32,312,679
		1.9	35,329,014

Spain 1.4%
Other Securities		1.4	25,723,226

Sweden 3.2%
ICA Gruppen AB (a)	82,517	0.2	3,173,490
Peab AB	312,625	0.2	2,729,758
Other Securities		2.8	52,596,030
		3.2	58,499,278

Switzerland 3.1%
Sonova Holding AG	16,946	0.2	3,175,036
Other Securities		2.9	54,228,079
		3.1	57,403,115

United Kingdom 11.8%
Avon Products, Inc. *	1,246,867	0.2	3,852,819
Cobham plc *	1,871,014	0.2	2,927,881
Grafton Group plc	253,798	0.1	2,697,239
Melrose Industries plc	1,379,425	0.2	3,190,671
National Express Group plc	481,583	0.2	2,718,510
Rentokil Initial plc	673,718	0.2	3,145,355
Spectris plc	88,015	0.2	3,089,445
Other Securities		10.5	195,777,481
		11.8	217,399,401

United States 0.0%
Other Securities		0.0	227,313
Total Common Stock
(Cost $1,806,125,748)			1,826,649,672
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	5,860,193
Total Preferred Stock
(Cost $6,505,725)			5,860,193

Rights 0.1% of net assets

United Kingdom 0.1%
Other Securities		0.1	1,966,472
Total Rights
(Cost $2,279,608)			1,966,472

Other Investment Companies 2.6% of net assets

United States 2.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)		0.2	3,348,490
Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)		2.4	43,929,045
Total Other Investment Companies
(Cost $47,277,535)			47,277,535

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	92	8,597,400	318,275
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,896,024.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,663,623,287	$—	$—	$1,663,623,287
Hong Kong	90,664,316	—	— *	90,664,316
Italy	53,627,713	—	232,714	53,860,427
Luxembourg	10,409,618	—	— *	10,409,618
Portugal	8,092,024	—	— *	8,092,024
Preferred Stock[1]	5,860,193	—	—	5,860,193
Rights [1]
United Kingdom	—	—	1,966,472	1,966,472
Other Investment Companies[1]	47,277,535	—	—	47,277,535
Futures Contracts[2]	318,275	—	—	318,275
Total	$1,879,872,961	$—	$2,199,186	$1,882,072,147
*	Level 3 amount shown includes securities determined to have no value at February 28, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in unaffiliated issuers, at value (cost $1,818,259,571) including securities on loan of $37,896,024		$1,837,824,827
Collateral invested for securities on loan, at value (cost $43,929,045)		43,929,045
Deposit with broker for futures contracts		571,500
Foreign currency, at value (cost $816,336)		818,054
Receivables:
Investments sold		531,742
Dividends		2,677,196
Foreign tax reclaims		767,392
Income from securities on loan	+	187,619
Total assets		1,887,307,375
Liabilities
Collateral held for securities on loan		43,929,045
Payables:
Investments bought		249,244
Management fees		541,053
Variation margin on futures contracts	+	19,780
Total liabilities		44,739,122
Net Assets
Total assets		1,887,307,375
Total liabilities	–	44,739,122
Net assets		$1,842,568,253
Net Assets by Source
Capital received from investors		1,879,297,053
Total distributable loss[1]		(36,728,800)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,842,568,253		59,000,000		$31.23

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends (net of foreign withholding tax of $4,770,761)		$49,215,876
Securities on loan, net	+	2,279,563
Total investment income		51,495,439
Expenses
Management fees		7,258,683
Total expenses	–	7,258,683
Net investment income		44,236,756
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(31,306,125)
Net realized gains on in-kind redemptions		39,244,559
Net realized losses on futures contracts		(1,340,633)
Net realized losses on foreign currency transactions	+	(473,738)
Net realized gains		6,124,063
Net change in unrealized appreciation (depreciation) on investments		(273,619,528)
Net change in unrealized appreciation (depreciation) on futures contracts		568,808
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(86,024)
Net change in unrealized appreciation (depreciation)	+	(273,136,744)
Net realized and unrealized losses		(267,012,681)
Decrease in net assets resulting from operations		($222,775,925)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$44,236,756	$24,963,590
Net realized gains		6,124,063	13,517,810
Net change in unrealized appreciation (depreciation)	+	(273,136,744)	218,486,523
Increase (decrease) in net assets resulting from operations		(222,775,925)	256,967,923
Distributions to Shareholders1
Total distributions		($43,257,300)	($31,960,170)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,400,000	$423,788,244	23,900,000	$801,658,390
Shares redeemed	+	(3,700,000)	(127,084,991)	(2,500,001)	(81,516,821)
Net transactions in fund shares		8,700,000	$296,703,253	21,399,999	$720,141,569
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,300,000	$1,811,898,225	28,900,001	$866,748,903
Total increase	+	8,700,000	30,670,028	21,399,999	945,149,322
End of period[2]		59,000,000	$1,842,568,253	50,300,000	$1,811,898,225
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $31,960,170 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include distributions in excess of net investment income of ($8,072,051) at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15
Per-Share Data
Net asset value at beginning of period	$31.22	$26.06	$17.78	$24.16	$24.98
Income (loss) from investment operations:
Net investment income (loss)	0.85 [1]	0.71 [1]	0.49 [1]	0.57 [1]	0.37
Net realized and unrealized gains (losses)	(3.20)	5.06	8.18	(6.58)	(0.87)
Total from investment operations	(2.35)	5.77	8.67	(6.01)	(0.50)
Less distributions:
Distributions from net investment income	(0.79)	(0.61)	(0.39)	(0.37)	(0.32)
Net asset value at end of period	$28.08	$31.22	$26.06	$17.78	$24.16
Total return	(7.36%)	22.32%	49.03%	(24.92%)	(1.98%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.46%	0.46%	0.46%
Net investment income (loss)	2.99%	2.48%	2.14%	2.80%	2.20%
Portfolio turnover rate[2]	33%	14%	14%	20%	13%
Net assets, end of period (x 1,000)	$2,341,576	$2,200,763	$1,011,273	$359,092	$96,642

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 91.4% of net assets

Brazil 5.6%
Ambev S.A.	2,115,046	0.4	9,717,284
Banco do Brasil S.A.	1,251,838	0.7	16,890,341
Petroleo Brasileiro S.A.	2,711,443	0.9	21,588,878
Vale S.A.	2,261,067	1.2	28,397,108
Other Securities		2.4	55,315,200
		5.6	131,908,811

Chile 0.6%
Other Securities		0.6	12,757,881

China 20.0%
Agricultural Bank of China Ltd., H Shares	20,897,060	0.4	10,009,548
Bank of China Ltd., H Shares	67,152,791	1.3	31,310,252
China Construction Bank Corp., H Shares	69,381,583	2.6	61,693,731
China Mobile Ltd. ADR	935,992	2.1	49,317,419
China Petroleum & Chemical Corp., H Shares	47,747,378	1.8	41,240,187
China Telecom Corp., Ltd., H Shares	19,107,220	0.5	10,344,937
China Unicom Hong Kong Ltd.	8,396,724	0.4	9,958,661
CNOOC Ltd.	14,730,641	1.1	25,408,657
Industrial & Commercial Bank of China Ltd., H Shares	54,119,720	1.8	41,642,221
PetroChina Co., Ltd., H Shares	26,507,275	0.8	17,525,639
Ping An Insurance Group Co. of China Ltd., H Shares	939,848	0.4	9,895,594
Tencent Holdings Ltd.	233,732	0.4	9,998,625
Other Securities		6.4	148,794,369
		20.0	467,139,840

Colombia 0.4%
Other Securities		0.4	9,264,632

Czech Republic 0.2%
Other Securities		0.2	4,377,597

Greece 0.4%
Other Securities		0.4	10,394,821

Hungary 0.5%
Other Securities		0.5	11,057,164

Security	Number of Shares	% of Net Assets	Value ($)
India 4.5%
Infosys Ltd.	1,278,867	0.6	13,202,890
Reliance Industries Ltd. GDR	534,964	0.8	18,563,251
Other Securities		3.1	73,555,203
		4.5	105,321,344

Indonesia 1.4%
Other Securities		1.4	31,742,884

Malaysia 1.4%
Other Securities		1.4	33,700,824

Mexico 3.5%
America Movil S.A.B. de C.V., Class L ADR	2,117,543	1.3	30,450,268
Fomento Economico Mexicano S.A.B. de C.V.	1,476,720	0.6	13,402,677
Other Securities		1.6	38,909,759
		3.5	82,762,704

Peru 0.2%
Other Securities		0.2	4,081,481

Philippines 0.1%
Other Securities		0.1	2,902,023

Poland 1.7%
Polski Koncern Naftowy Orlen S.A.	384,858	0.5	10,378,994
Other Securities		1.2	29,987,035
		1.7	40,366,029

Republic of Korea 19.2%
Hyundai Mobis Co., Ltd.	83,961	0.7	16,460,746
Hyundai Motor Co.	210,050	1.0	23,625,256
Kia Motors Corp.	581,315	0.8	18,891,316
Korea Electric Power Corp. ADR *	1,165,263	0.8	17,840,177
LG Chem Ltd.	33,145	0.5	11,508,067
LG Display Co., Ltd. ADR *(a)	1,268,553	0.5	11,987,826
LG Electronics, Inc.	162,839	0.4	10,207,299
POSCO ADR	441,361	1.1	25,731,346
Samsung Electronics Co., Ltd. GDR	137,471	5.9	137,127,322
Shinhan Financial Group Co., Ltd. ADR *	338,634	0.6	13,203,340
SK Hynix, Inc.	234,491	0.6	14,594,443

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
SK Innovation Co., Ltd.	98,975	0.7	16,544,234
Other Securities		5.6	132,701,133
		19.2	450,422,505

Russia 10.7%
Gazprom PJSC	35,897,381	3.7	86,610,760
LUKOIL PJSC	781,600	2.8	65,247,743
Rosneft Oil Co. PJSC	1,764,591	0.5	10,679,195
Sberbank of Russia PJSC	5,661,390	0.8	17,852,865
Tatneft PJSC	1,015,569	0.5	11,960,970
Other Securities		2.4	56,974,549
		10.7	249,326,082

South Africa 5.2%
MTN Group Ltd.	3,201,109	0.8	19,015,407
Sasol Ltd.	582,042	0.8	17,795,748
Standard Bank Group Ltd.	714,183	0.4	9,842,112
Other Securities		3.2	73,903,269
		5.2	120,556,536

Taiwan 11.6%
Hon Hai Precision Industry Co., Ltd.	18,381,928	1.9	43,421,642
Taiwan Semiconductor Manufacturing Co., Ltd.	6,294,352	2.1	48,879,831
Other Securities		7.6	180,019,770
		11.6	272,321,243

Thailand 2.7%
PTT PCL NVDR	10,896,600	0.7	16,770,650
Other Securities		2.0	46,310,227
		2.7	63,080,877

Turkey 1.4%
Other Securities		1.4	33,013,709

United Arab Emirates 0.1%
Other Securities		0.1	2,795,573
Total Common Stock
(Cost $1,943,302,186)			2,139,294,560

Preferred Stock 8.1% of net assets

Brazil 5.5%
Banco Bradesco S.A.	2,129,869	1.1	24,574,210
Itau Unibanco Holding S.A.	3,201,456	1.3	30,074,607
Petroleo Brasileiro S.A.	3,606,107	1.1	26,019,934
Other Securities		2.0	48,603,091
		5.5	129,271,842

Chile 0.1%
Other Securities		0.1	2,312,707

Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.1%
Other Securities		0.1	3,460,109

Republic of Korea 1.0%
Samsung Electronics Co., Ltd. GDR PFD	22,540	0.8	17,874,220
Other Securities		0.2	5,330,649
		1.0	23,204,869

Russia 1.4%
Transneft PJSC	8,790	0.9	22,756,591
Other Securities		0.5	9,935,215
		1.4	32,691,806
Total Preferred Stock
(Cost $139,473,368)			190,941,333

Other Investment Companies 1.0% of net assets

United States 1.0%
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	14,511,896	0.6	14,511,896
Securities Lending Collateral 0.4%
Other Securities		0.4	9,317,275
Total Other Investment Companies
(Cost $23,829,171)			23,829,171

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	205	10,728,675	14,343
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,649,791.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of February 28, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,139,294,560	$—	$—	$2,139,294,560
Preferred Stock[1]	167,736,464	—	—	167,736,464
Republic of Korea	23,114,593	—	90,276	23,204,869
Other Investment Companies[1]	23,829,171	—	—	23,829,171
Futures Contracts[2]	14,343	—	—	14,343
Total	$2,353,989,131	$—	$90,276	$2,354,079,407
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2019
Assets
Investments in unaffiliated issuers, at value (cost $2,097,287,450) including securities on loan of $8,649,791		$2,344,747,789
Collateral invested for securities on loan, at value (cost $9,317,275)		9,317,275
Deposit with broker for futures contracts		543,400
Foreign currency, at value (cost $3,723,383)		3,715,130
Receivables:
Fund shares sold		8,227,738
Dividends		8,137,454
Income from securities on loan	+	6,201
Total assets		2,374,694,987
Liabilities
Collateral held for securities on loan		9,317,275
Payables:
Investments bought		21,594,700
Management fees		689,605
Foreign capital gains tax		1,373,240
Variation margin on futures contracts	+	144,525
Total liabilities		33,119,345
Net Assets
Total assets		2,374,694,987
Total liabilities	–	33,119,345
Net assets		$2,341,575,642
Net Assets by Source
Capital received from investors		2,175,911,702
Total distributable earnings[1]		165,663,940

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,341,575,642		83,400,000		$28.08

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 11 for additional information).

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through February 28, 2019
Investment Income
Dividends (net of foreign withholding tax of $10,248,440)		$74,101,092
Securities on loan, net	+	26,442
Total investment income		74,127,534
Expenses
Management fees		8,541,303
Total expenses	–	8,541,303
Net investment income		65,586,231
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $25,243)		(60,733,615)
Net realized gains on in-kind redemptions		5,915,219
Net realized losses on futures contracts		(779,380)
Net realized losses on foreign currency transactions	+	(875,718)
Net realized losses		(56,473,494)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $909,000)		(178,801,022)
Net change in unrealized appreciation (depreciation) on futures contracts		361,004
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	73,471
Net change in unrealized appreciation (depreciation)	+	(178,366,547)
Net realized and unrealized losses		(234,840,041)
Decrease in net assets resulting from operations		($169,253,810)

Schwab Fundamental Index ETFs  |  Annual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	3/1/18-2/28/19		3/1/17-2/28/18
Net investment income		$65,586,231	$37,962,089
Net realized losses		(56,473,494)	(1,585,828)
Net change in unrealized appreciation (depreciation)	+	(178,366,547)	279,844,990
Increase (decrease) in net assets resulting from operations		(169,253,810)	316,221,251
Distributions to Shareholders1
Total distributions		($62,958,600)	($37,977,310)

Transactions in Fund Shares
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,400,000	$387,214,447	31,700,000	$911,245,219
Shares redeemed	+	(500,000)	(14,188,920)	(1)	(26)
Net transactions in fund shares		12,900,000	$373,025,527	31,699,999	$911,245,193
Shares Outstanding and Net Assets
		3/1/18-2/28/19		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,500,000	$2,200,762,525	38,800,001	$1,011,273,391
Total increase	+	12,900,000	140,813,117	31,699,999	1,189,489,134
End of period[2]		83,400,000	$2,341,575,642	70,500,000	$2,200,762,525
[1]	For the period ended February 28, 2018, the fund distributed to shareholders $37,977,310 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 11 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $2,576,322 at February 28, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Mid-Cap ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Small-Cap ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF
Schwab 1000 Index® ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of February 28, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a

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Financial Notes (continued)

3. Risk Factors (continued):
risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

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Financial Notes (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility, or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$11,889,582	($521,769)
Schwab Fundamental U.S. Large Company Index ETF	224,638,213	(7,963,429)
Schwab Fundamental U.S. Small Company Index ETF	161,050,485	(2,659,951)
Schwab Fundamental International Large Company Index ETF	97,181,991	(4,011,582)
Schwab Fundamental International Small Company Index ETF	35,281,281	(2,735,584)
Schwab Fundamental Emerging Markets Large Company Index ETF	36,363,382	(1,570,855)

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting

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Financial Notes (continued)

8. Derivatives (continued):
policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$525,517	4
Schwab Fundamental U.S. Large Company Index ETF	8,397,827	61
Schwab Fundamental U.S. Small Company Index ETF	5,913,659	76
Schwab Fundamental International Large Company Index ETF	17,967,764	187
Schwab Fundamental International Small Company Index ETF	8,595,576	89
Schwab Fundamental Emerging Markets Large Company Index ETF	8,152,755	151

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2019, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$34,819,115	$29,549,737
Schwab Fundamental U.S. Large Company Index ETF	536,701,132	459,830,994
Schwab Fundamental U.S. Small Company Index ETF	881,313,965	723,551,403
Schwab Fundamental International Large Company Index ETF	559,143,449	546,626,239
Schwab Fundamental International Small Company Index ETF	487,517,504	454,434,982
Schwab Fundamental Emerging Markets Large Company Index ETF	1,028,955,355	726,330,038

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2019, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$45,107,965	$35,015,647
Schwab Fundamental U.S. Large Company Index ETF	1,046,670,427	512,847,018
Schwab Fundamental U.S. Small Company Index ETF	1,120,526,476	575,490,982
Schwab Fundamental International Large Company Index ETF	834,697,667	41,260,496
Schwab Fundamental International Small Company Index ETF	391,853,164	122,106,418
Schwab Fundamental Emerging Markets Large Company Index ETF	81,933,883	13,261,425
For the period ended February 28, 2019, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2019 are disclosed in the funds’ Statements of Operations, if any.

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Financial Notes (continued)

11. Federal Income Taxes
As of February 28, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$243,331,650	$4,200,014,380	$3,225,865,538	$3,973,693,421	$1,890,594,537	$2,156,376,133
Gross unrealized appreciation	$49,004,715	$622,785,665	$458,726,366	$371,659,452	$173,837,715	$292,392,197
Gross unrealized depreciation	(16,522,145)	(233,663,601)	(265,484,600)	(250,046,282)	(182,360,105)	(94,688,923)
Net unrealized appreciation (depreciation)	$32,482,570	$389,122,064	$193,241,766	$121,613,170	($8,522,390)	$197,703,274
As of February 28, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Undistributed ordinary income	$1,176,271	$19,954,076	$4,121,249	$14,547,022	$9,188,543	$8,924,806
Net unrealized appreciation (depreciation) on investments	32,482,570	389,122,064	193,241,766	121,613,170	(8,522,390)	197,703,274
Net other unrealized appreciation (depreciation)	—	—	—	(87,936)	(25,064)	(1,323,788)
Total	$33,658,841	$409,076,140	$197,363,015	$136,072,256	$641,089	$205,304,292
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies “PFIC”, and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$4,109,118	$28,257,693	$56,542,169	$87,671,029	$37,369,889	$39,640,352
Total	$4,109,118	$28,257,693	$56,542,169	$87,671,029	$37,369,889	$39,640,352

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Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Current period distributions
Ordinary income	$5,622,015	$96,068,705	$46,334,630	$123,073,280	$43,257,300	$62,958,600
Long-term capital gains	—	—	—	—	—	—
Prior period distributions
Ordinary income	$5,604,215	$60,154,490	$29,321,545	$78,147,240	$31,960,170	$37,977,310
Long-term capital gains	—	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of February 28, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF (six of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2019
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended February 28, 2019, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Fundamental U.S. Broad Market Index ETF	$—	$—
Schwab Fundamental U.S. Large Company Index ETF	—	—
Schwab Fundamental U.S. Small Company Index ETF	—	—
Schwab Fundamental International Large Company Index ETF	11,520,439	148,357,799
Schwab Fundamental International Small Company Index ETF	4,385,507	53,944,071
Schwab Fundamental Emerging Markets Large Company Index ETF	10,198,097	84,275,743
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended February 28, 2019 qualify for the corporate dividends received deduction:
Schwab Fundamental U.S. Broad Market Index ETF	100.00%
Schwab Fundamental U.S. Large Company Index ETF	100.00%
Schwab Fundamental U.S. Small Company Index ETF	68.91%
Schwab Fundamental International Large Company Index ETF	0.03%
Schwab Fundamental International Small Company Index ETF	0.03%
Schwab Fundamental Emerging Markets Large Company Index ETF	—%
For the period ended February 28, 2019, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2019 via IRS form 1099 of the amount for use in preparing their 2018 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$5,622,015
Schwab Fundamental U.S. Large Company Index ETF	96,068,705
Schwab Fundamental U.S. Small Company Index ETF	33,698,846
Schwab Fundamental International Large Company Index ETF	137,439,984
Schwab Fundamental International Small Company Index ETF	39,533,278
Schwab Fundamental Emerging Markets Large Company Index ETF	53,980,318

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of February 28, 2019
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the official closing price on the primary stock exchange (generally, 4:00 p.m. Eastern time) on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Shares are bought and sold at market prices, which may be higher or lower than the NAV. The data presented below represents past performance and cannot be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab Fundamental U.S. Broad Market Index ETF
Commencement of trading
8/15/13 through 2/28/19	850	—	—	—	311	—	—	—
Schwab Fundamental U.S. Large Company Index ETF
Commencement of trading
8/15/13 through 2/28/19	639	—	—	—	321	—	—	—
Schwab Fundamental U.S. Small Company Index ETF
Commencement of trading
8/15/13 through 2/28/19	764	—	—	—	284	—	—	—
Schwab Fundamental International Large Company Index ETF
Commencement of trading
8/15/13 through 2/28/19	606	431	118	3	157	34	12	2
Schwab Fundamental International Small Company Index ETF
Commencement of trading
8/15/13 through 2/28/19	542	426	180	6	157	39	20	3
Schwab Fundamental Emerging Markets Large Company Index ETF
Commencement of trading
8/15/13 through 2/28/19	472	392	152	10	211	74	33	3

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the 3,000 largest companies in the U.S., representing approximately 98% of the investable U.S. equity market.
Russell Developed ex US Index  An index that measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the companies included in the Russell RAFI Global Index. The Russell RAFI US Index includes only those securities that are members of the US portion which is represented by the Russell 3000 Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Large Company Index  An index ranks companies in the Russell RAFI Global Index. The RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The U.S. portion of the index is represented by the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell RAFI Global Index. The RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The U.S. portion of the index is represented by the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

Schwab Fundamental Index ETFs  |  Annual Report

Schwab Fundamental Index ETFs
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Annual Report

Notes

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2019 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR79815-05
00227486

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of twenty-two operational series. Eleven series have a fiscal year-end of August 31, four series have a fiscal year-end of December 31, and seven series have a fiscal year-end of February 28 (whose annual financial statements are reported in Item 1). Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-two operational series during 2018/2019 and the twenty-one operational series during 2017/2018, based on their respective 2018/2019 and 2017/2018 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2018/2019	Fiscal Year 2017/2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018
$504,395	$488,203	$0	$0	$91,339	$86,763	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2018/2019:	$91,339	2017/2018:	$86,763

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Nancy F. Heller and Kimberly S. Patmore.

Item 6:	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S.

Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc	5,942	115,513
American Axle & Manufacturing Holdings, Inc. *	2,359	37,980
Aptiv plc	2,973	247,086
BorgWarner, Inc.	3,456	140,348
Cooper Tire & Rubber Co.	2,155	68,874
Cooper-Standard Holding, Inc. *	386	23,203
Dana, Inc.	3,567	70,448
Dorman Products, Inc. *	277	22,409
Ford Motor Co.	127,908	1,121,753
Garrett Motion, Inc. *	593	9,927
General Motors Co.	39,698	1,567,277
Gentex Corp.	2,642	53,738
Gentherm, Inc. *	423	17,343
Harley-Davidson, Inc.	3,389	125,800
LCI Industries	336	27,377
Lear Corp.	1,303	198,147
Modine Manufacturing Co. *	775	11,648
Standard Motor Products, Inc.	390	19,227
Superior Industries International, Inc.	1,610	9,966
Tenneco, Inc., Class A	1,602	55,429
Tesla, Inc. *	26	8,317
The Goodyear Tire & Rubber Co.	9,208	182,134
Thor Industries, Inc.	794	51,269
Tower International, Inc.	513	13,158
Visteon Corp. *	1,259	107,846
Winnebago Industries, Inc.	478	15,597
		4,321,814

Banks 4.9%
Associated Banc-Corp.	1,167	27,168
BancorpSouth Bank	426	13,883
Bank of America Corp.	49,205	1,430,881
Bank of Hawaii Corp.	359	29,521
Bank OZK	362	11,874
BankUnited, Inc.	801	29,229
Banner Corp.	157	9,754
BB&T Corp.	6,428	327,635
BOK Financial Corp.	197	17,817
Capitol Federal Financial, Inc.	1,435	19,186
Cathay General Bancorp	356	13,827
Central Pacific Financial Corp.	376	10,972
Chemical Financial Corp.	200	9,166
CIT Group, Inc.	1,946	99,188
Citigroup, Inc.	27,443	1,755,803
Citizens Financial Group, Inc.	4,100	151,454
Columbia Banking System, Inc.	414	15,682
Comerica, Inc.	1,050	91,466
Commerce Bancshares, Inc.	597	37,569
Community Bank System, Inc.	207	13,412
Cullen/Frost Bankers, Inc.	315	32,659
CVB Financial Corp.	555	12,648
East West Bancorp, Inc.	839	45,818
Essent Group Ltd. *	157	6,773
F.N.B. Corp.	1,935	23,684
Security	Number of Shares	Value ($)
Fifth Third Bancorp	8,886	245,076
First BanCorp (Puerto Rico)	1,093	12,580
First Citizens BancShares, Inc., Class A	46	20,083
First Commonwealth Financial Corp.	665	9,350
First Financial Bancorp	556	15,418
First Financial Bankshares, Inc.	209	13,554
First Hawaiian, Inc.	385	10,380
First Horizon National Corp.	1,314	20,538
First Midwest Bancorp, Inc.	428	9,908
First Republic Bank	544	57,109
Fulton Financial Corp.	1,884	32,367
Glacier Bancorp, Inc.	473	20,727
Great Western Bancorp, Inc.	352	13,218
Hancock Whitney Corp.	608	26,557
Home BancShares, Inc.	516	10,052
Hope Bancorp, Inc.	383	5,584
Huntington Bancshares, Inc.	6,643	95,726
IBERIABANK Corp.	201	15,724
International Bancshares Corp.	450	18,369
Investors Bancorp, Inc.	1,306	16,416
JPMorgan Chase & Co.	27,847	2,906,113
KeyCorp	6,466	114,190
M&T Bank Corp.	947	163,888
MB Financial, Inc.	471	21,322
MGIC Investment Corp. *	1,440	18,691
National Bank Holdings Corp., Class A	326	11,778
NBT Bancorp, Inc.	314	12,130
New York Community Bancorp, Inc.	7,643	95,614
Northwest Bancshares, Inc.	1,062	19,753
Ocwen Financial Corp. *	7,203	15,414
Old National Bancorp	1,104	19,629
PacWest Bancorp	820	33,636
Park National Corp.	99	9,915
People's United Financial, Inc.	3,296	58,537
Popular, Inc.	923	52,039
Prosperity Bancshares, Inc.	365	27,174
Provident Financial Services, Inc.	416	11,419
Radian Group, Inc.	1,387	28,239
Regions Financial Corp.	9,537	156,407
Signature Bank	222	30,139
South State Corp.	151	10,727
SunTrust Banks, Inc.	4,195	272,130
SVB Financial Group *	153	37,815
Synovus Financial Corp.	971	38,529
TCF Financial Corp.	1,241	28,419
Texas Capital Bancshares, Inc. *	159	9,704
The Bank of NT Butterfield & Son Ltd.	216	8,800
The PNC Financial Services Group, Inc.	3,861	486,563
Trustmark Corp.	628	22,281
U.S. Bancorp	16,193	837,016
UMB Financial Corp.	222	15,276
Umpqua Holdings Corp.	1,387	25,216
Union Bankshares Corp.	278	9,888
United Bankshares, Inc.	519	19,924
United Community Banks, Inc.	404	11,187
Valley National Bancorp	2,198	23,211
Walker & Dunlop, Inc.	177	9,877
Washington Federal, Inc.	942	28,901
Webster Financial Corp.	485	27,849
Wells Fargo & Co.	54,732	2,730,579

1
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
WesBanco, Inc.	110	4,667
Westamerica Bancorp	222	14,270
Western Alliance Bancorp *	290	13,418
Wintrust Financial Corp.	284	20,922
Zions Bancorp NA	867	44,304
		13,463,305

Capital Goods 8.6%
3M Co.	5,745	1,191,456
A.O. Smith Corp.	963	50,009
AAON, Inc.	228	9,088
AAR Corp.	759	27,726
Actuant Corp., Class A	1,421	34,743
Acuity Brands, Inc.	384	49,966
AECOM *	3,136	97,091
Aegion Corp. *	919	15,954
AGCO Corp.	2,099	141,850
Air Lease Corp.	805	30,075
Aircastle Ltd.	1,032	20,496
Alamo Group, Inc.	143	13,734
Albany International Corp., Class A	234	18,147
Allegion plc	342	30,766
Allison Transmission Holdings, Inc.	1,456	72,363
Altra Industrial Motion Corp.	401	12,756
American Woodmark Corp. *	175	14,910
AMETEK, Inc.	1,516	120,643
Apogee Enterprises, Inc.	455	16,239
Applied Industrial Technologies, Inc.	658	38,256
Arcosa, Inc.	1,082	36,236
Armstrong Flooring, Inc. *	1,169	16,763
Armstrong World Industries, Inc.	549	40,176
Astec Industries, Inc.	467	17,821
Atkore International Group, Inc. *	736	17,002
AZZ, Inc.	393	18,086
Barnes Group, Inc.	451	26,190
Beacon Roofing Supply, Inc. *	902	32,716
BMC Stock Holdings, Inc. *	931	17,810
Briggs & Stratton Corp.	1,394	18,275
Builders FirstSource, Inc. *	628	8,748
BWX Technologies, Inc.	676	35,389
Carlisle Cos., Inc.	707	87,018
Caterpillar, Inc.	6,840	939,406
Chart Industries, Inc. *	307	27,102
CIRCOR International, Inc. *	331	10,436
Colfax Corp. *	1,561	41,304
Comfort Systems USA, Inc.	424	22,735
Crane Co.	471	39,832
Cubic Corp.	325	20,052
Cummins, Inc.	2,902	447,169
Curtiss-Wright Corp.	369	45,494
Deere & Co.	4,760	780,830
Donaldson Co., Inc.	1,211	62,475
Dover Corp.	2,060	186,492
DXP Enterprises, Inc. *	214	7,569
Dycom Industries, Inc. *	363	16,364
Eaton Corp. plc	6,361	507,417
EMCOR Group, Inc.	1,007	72,635
Emerson Electric Co.	9,634	656,557
Encore Wire Corp.	521	30,864
EnerSys	660	48,721
EnPro Industries, Inc.	197	13,512
ESCO Technologies, Inc.	221	15,291
Esterline Technologies Corp. *	457	55,640
Fastenal Co.	2,611	164,336
Federal Signal Corp.	696	17,108
Flowserve Corp.	2,691	119,507
Fluor Corp.	6,330	238,008
Security	Number of Shares	Value ($)
Fortive Corp.	1,749	142,666
Fortune Brands Home & Security, Inc.	1,741	82,036
Franklin Electric Co., Inc.	488	25,966
GATX Corp.	713	56,683
Generac Holdings, Inc. *	904	46,610
General Dynamics Corp.	3,227	549,300
General Electric Co.	285,926	2,970,771
Gibraltar Industries, Inc. *	331	13,405
Global Brass & Copper Holdings, Inc.	373	12,589
GMS, Inc. *	442	8,641
Graco, Inc.	980	46,021
Granite Construction, Inc.	682	31,754
Griffon Corp.	986	17,590
H&E Equipment Services, Inc.	757	21,794
Harris Corp.	918	151,406
Harsco Corp. *	1,064	23,812
HD Supply Holdings, Inc. *	1,491	64,128
HEICO Corp.	73	6,842
HEICO Corp., Class A	124	9,919
Herc Holdings, Inc. *	416	18,304
Hexcel Corp.	793	57,207
Hillenbrand, Inc.	628	27,814
Honeywell International, Inc.	6,177	951,690
Hubbell, Inc.	769	90,780
Huntington Ingalls Industries, Inc.	418	87,533
Hyster-Yale Materials Handling, Inc.	298	20,163
IDEX Corp.	507	73,059
Illinois Tool Works, Inc.	4,407	634,961
Ingersoll-Rand plc	2,560	270,234
ITT, Inc.	827	47,768
Jacobs Engineering Group, Inc.	2,682	197,878
John Bean Technologies Corp.	84	7,871
Johnson Controls International plc	7,073	249,465
Kaman Corp.	314	19,336
KBR, Inc.	2,970	58,687
Kennametal, Inc.	1,197	45,115
L3 Technologies, Inc.	983	208,150
Lennox International, Inc.	203	49,786
Lincoln Electric Holdings, Inc.	889	76,827
Lindsay Corp.	159	14,703
Lockheed Martin Corp.	2,102	650,380
Masco Corp.	2,222	83,458
Masonite International Corp. *	387	21,459
MasTec, Inc. *	892	38,517
Maxar Technologies, Inc. (a)	1,132	7,592
Meritor, Inc. *	751	16,732
Milacron Holdings Corp. *	628	8,786
Moog, Inc., Class A	561	52,712
MRC Global, Inc. *	2,797	47,157
MSC Industrial Direct Co., Inc., Class A	708	59,762
Mueller Industries, Inc.	1,883	62,233
Mueller Water Products, Inc., Class A	1,393	14,543
MYR Group, Inc. *	488	16,368
National Presto Industries, Inc.	108	12,111
Nordson Corp.	412	55,933
Northrop Grumman Corp.	1,951	565,712
NOW, Inc. *	4,088	58,990
Oshkosh Corp.	1,620	126,052
Owens Corning	1,835	91,622
PACCAR, Inc.	5,405	366,459
Parker-Hannifin Corp.	1,743	307,047
Pentair plc	1,927	81,975
Primoris Services Corp.	794	18,556
Quanex Building Products Corp.	805	13,838
Quanta Services, Inc.	3,881	138,319
Raven Industries, Inc.	323	12,894
Raytheon Co.	2,920	544,580
RBC Bearings, Inc. *	110	15,416

2
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Regal Beloit Corp.	725	60,726
Resideo Technologies, Inc. *	990	25,443
Rexnord Corp. *	1,040	27,737
Rockwell Automation, Inc.	1,053	188,024
Roper Technologies, Inc.	369	119,427
Rush Enterprises, Inc., Class A	863	36,177
Simpson Manufacturing Co., Inc.	345	20,676
Snap-on, Inc.	611	97,760
Spirit AeroSystems Holdings, Inc., Class A	1,140	112,632
SPX FLOW, Inc. *	711	24,544
Standex International Corp.	127	10,415
Stanley Black & Decker, Inc.	1,726	228,574
Teledyne Technologies, Inc. *	232	54,761
Tennant Co.	253	15,990
Terex Corp.	1,922	64,560
Textainer Group Holdings Ltd. *	795	8,673
Textron, Inc.	3,261	177,072
The Boeing Co.	3,376	1,485,305
The Greenbrier Cos., Inc.	748	30,855
The Middleby Corp. *	297	36,409
The Timken Co.	1,506	65,345
The Toro Co.	776	53,218
Titan International, Inc.	1,377	8,620
Titan Machinery, Inc. *	617	11,853
TransDigm Group, Inc. *	372	161,481
Trex Co., Inc. *	147	11,018
TriMas Corp. *	536	17,329
Trinity Industries, Inc.	3,413	79,898
Triton International Ltd.	558	18,364
Triumph Group, Inc.	1,732	40,113
Tutor Perini Corp. *	1,686	31,731
United Rentals, Inc. *	1,285	172,948
United Technologies Corp.	11,467	1,441,058
Univar, Inc. *	1,630	36,854
Universal Forest Products, Inc.	1,396	43,234
USG Corp.	667	28,754
Valmont Industries, Inc.	473	64,607
Veritiv Corp. *	799	23,083
W.W. Grainger, Inc.	727	221,568
Wabash National Corp.	1,656	24,575
WABCO Holdings, Inc. *	526	72,341
Wabtec Corp.	2,236	163,809
Watsco, Inc.	354	50,937
Watts Water Technologies, Inc., Class A	301	24,243
Welbilt, Inc. *	1,401	22,374
WESCO International, Inc. *	1,593	86,739
Woodward, Inc.	549	52,891
Xylem, Inc.	1,117	84,389
		23,882,955

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,846	65,828
ACCO Brands Corp.	2,181	20,283
Advanced Disposal Services, Inc. *	508	13,472
ASGN, Inc. *	365	23,510
Brady Corp., Class A	561	26,541
CBIZ, Inc. *	663	13,678
Cimpress N.V. *	137	11,303
Cintas Corp.	634	130,984
Clean Harbors, Inc. *	724	49,232
Copart, Inc. *	884	51,864
CoStar Group, Inc. *	40	18,301
Covanta Holding Corp.	2,221	37,713
Deluxe Corp.	821	38,201
Equifax, Inc.	785	85,965
Exponent, Inc.	273	15,460
FTI Consulting, Inc. *	504	37,377
Security	Number of Shares	Value ($)
Healthcare Services Group, Inc.	667	25,466
Herman Miller, Inc.	931	34,149
HNI Corp.	902	34,844
Huron Consulting Group, Inc. *	410	18,786
ICF International, Inc.	229	17,294
IHS Markit Ltd. *	1,099	58,434
Insperity, Inc.	217	27,401
Interface, Inc.	694	12,319
KAR Auction Services, Inc.	1,073	50,592
Kelly Services, Inc., Class A	1,957	47,222
Kforce, Inc.	592	21,910
Kimball International, Inc., Class B	689	10,810
Knoll, Inc.	743	15,722
Korn Ferry	405	19,760
LSC Communications, Inc.	4,189	35,439
ManpowerGroup, Inc.	2,370	199,672
Matthews International Corp., Class A	372	14,794
McGrath RentCorp	314	18,790
Mobile Mini, Inc.	358	12,892
MSA Safety, Inc.	242	25,020
Navigant Consulting, Inc.	756	15,566
Nielsen Holdings plc	6,087	159,479
Pitney Bowes, Inc.	8,431	60,619
Quad/Graphics, Inc.	1,151	16,793
R.R. Donnelley & Sons Co.	6,668	35,874
Republic Services, Inc.	2,290	179,605
Robert Half International, Inc.	1,814	123,697
Rollins, Inc.	531	21,059
SP Plus Corp. *	333	11,455
Steelcase, Inc., Class A	2,417	42,322
Stericycle, Inc. *	877	39,097
Team, Inc. *	780	12,184
Tetra Tech, Inc.	646	38,773
The Brink's Co.	404	31,884
TransUnion	431	27,825
TrueBlue, Inc. *	891	20,511
UniFirst Corp.	171	24,593
Verisk Analytics, Inc. *	535	67,640
Viad Corp.	302	17,486
Waste Management, Inc.	4,136	418,770
		2,706,260

Consumer Durables & Apparel 1.6%
American Outdoor Brands Corp. *	1,645	20,645
Brunswick Corp.	1,039	54,797
Callaway Golf Co.	742	12,770
Capri Holdings Ltd. *	2,696	122,938
Carter's, Inc.	678	66,064
Cavco Industries, Inc. *	43	5,952
Columbia Sportswear Co.	255	26,252
Crocs, Inc. *	844	21,674
D.R. Horton, Inc.	3,228	125,537
Deckers Outdoor Corp. *	475	70,276
Ethan Allen Interiors, Inc.	747	15,000
Fossil Group, Inc. *	4,862	76,042
G-III Apparel Group Ltd. *	859	30,589
Garmin Ltd.	1,335	112,100
GoPro, Inc., Class A *	2,379	13,870
Hanesbrands, Inc.	4,748	88,265
Hasbro, Inc.	1,143	97,041
Helen of Troy Ltd. *	332	37,220
iRobot Corp. *	166	20,760
KB Home	755	17,221
La-Z-Boy, Inc.	1,034	35,580
Leggett & Platt, Inc.	2,077	94,337
Lennar Corp., Class A	2,177	104,452
Lululemon Athletica, Inc. *	412	61,973

3
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
M.D.C Holdings, Inc.	819	23,633
M/I Homes, Inc. *	444	11,562
Mattel, Inc. *	11,362	163,840
Meritage Homes Corp. *	689	30,213
Mohawk Industries, Inc. *	674	91,745
Movado Group, Inc.	335	11,735
Newell Brands, Inc.	4,596	74,593
NIKE, Inc., Class B	10,290	882,162
NVR, Inc. *	38	99,560
Oxford Industries, Inc.	228	18,019
Polaris Industries, Inc.	968	82,503
PulteGroup, Inc.	4,360	117,720
PVH Corp.	955	109,672
Ralph Lauren Corp.	1,333	166,852
Skechers U.S.A., Inc., Class A *	1,308	43,988
Steven Madden Ltd.	1,244	41,039
Sturm Ruger & Co., Inc.	364	20,730
Tapestry, Inc.	4,466	156,042
Taylor Morrison Home Corp., Class A *	1,852	31,058
Tempur Sealy International, Inc. *	598	34,810
Toll Brothers, Inc.	1,303	46,387
TopBuild Corp. *	415	24,692
TRI Pointe Group, Inc. *	1,498	18,875
Tupperware Brands Corp.	1,428	42,997
Under Armour, Inc., Class A *	1,198	27,015
Under Armour, Inc., Class C *	1,363	27,369
Unifi, Inc. *	336	7,432
Universal Electronics, Inc. *	251	8,381
VF Corp.	3,603	314,758
Vista Outdoor, Inc. *	2,611	23,264
Whirlpool Corp.	1,729	244,671
Wolverine World Wide, Inc.	1,052	37,619
		4,366,291

Consumer Services 2.2%
Adtalem Global Education, Inc. *	1,168	56,298
American Public Education, Inc. *	383	12,375
Aramark	3,116	94,415
BJ's Restaurants, Inc.	349	16,696
Bloomin' Brands, Inc.	1,632	33,750
Boyd Gaming Corp.	551	16,398
Bright Horizons Family Solutions, Inc. *	258	31,992
Brinker International, Inc.	1,324	60,599
Caesars Entertainment Corp. *	1,201	10,353
Career Education Corp. *	1,187	19,728
Carnival Corp.	5,171	298,677
Chipotle Mexican Grill, Inc. *	261	158,565
Choice Hotels International, Inc.	280	22,355
Churchill Downs, Inc.	232	21,762
Cracker Barrel Old Country Store, Inc.	237	38,392
Darden Restaurants, Inc.	1,196	134,083
Dave & Buster's Entertainment, Inc.	304	15,604
Dine Brands Global, Inc.	289	28,669
Domino's Pizza, Inc.	226	56,712
Dunkin' Brands Group, Inc.	609	43,513
Extended Stay America, Inc.	2,191	39,964
Fiesta Restaurant Group, Inc. *	522	7,866
frontdoor, Inc. *	221	7,072
Graham Holdings Co., Class B	71	48,543
Grand Canyon Education, Inc. *	184	21,285
H&R Block, Inc.	2,867	69,238
Hilton Grand Vacations, Inc. *	498	15,831
Hilton Worldwide Holdings, Inc.	1,126	93,571
Houghton Mifflin Harcourt Co. *	3,577	28,294
Hyatt Hotels Corp., Class A	482	35,075
International Game Technology plc	2,378	41,020
International Speedway Corp., Class A	311	13,451
Security	Number of Shares	Value ($)
Jack in the Box, Inc.	427	34,391
K12, Inc. *	1,098	35,180
Las Vegas Sands Corp.	4,018	246,826
Laureate Education, Inc., Class A *	543	8,302
Marriott International, Inc., Class A	943	118,130
Marriott Vacations Worldwide Corp.	437	42,537
McDonald's Corp.	8,897	1,635,624
MGM Resorts International	4,483	119,920
Norwegian Cruise Line Holdings Ltd. *	1,239	68,802
Penn National Gaming, Inc. *	1,445	35,908
Red Robin Gourmet Burgers, Inc. *	470	14,293
Red Rock Resorts, Inc., Class A	516	14,510
Regis Corp. *	1,385	25,055
Royal Caribbean Cruises Ltd.	1,358	160,896
SeaWorld Entertainment, Inc. *	1,341	36,596
Service Corp. International	1,442	59,612
ServiceMaster Global Holdings, Inc. *	455	20,548
Six Flags Entertainment Corp.	839	46,741
Sotheby's *	529	23,207
Starbucks Corp.	8,406	590,605
Strategic Education, Inc.	291	38,057
Texas Roadhouse, Inc.	580	36,720
The Cheesecake Factory, Inc.	877	41,482
The Wendy's Co.	3,304	57,258
Vail Resorts, Inc.	129	26,882
Weight Watchers International, Inc. *	516	10,439
Wyndham Destinations, Inc.	1,590	71,598
Wyndham Hotels & Resorts, Inc.	1,598	84,007
Wynn Resorts Ltd.	946	119,707
Yum China Holdings, Inc.	3,205	133,713
Yum! Brands, Inc.	4,184	395,388
		5,945,080

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	467	51,188
AGNC Investment Corp.	4,214	74,377
Ally Financial, Inc.	13,815	374,248
American Express Co.	9,306	1,002,628
Ameriprise Financial, Inc.	2,532	333,287
Annaly Capital Management, Inc.	13,268	134,405
Artisan Partners Asset Management, Inc., Class A	292	7,680
Berkshire Hathaway, Inc., Class B *	15,384	3,096,799
BGC Partners, Inc., Class A	2,426	14,871
BlackRock, Inc.	798	353,690
Cannae Holdings, Inc. *	2,344	53,724
Capital One Financial Corp.	8,862	740,686
Capstead Mortgage Corp.	1,821	15,114
Cboe Global Markets, Inc.	413	39,611
Chimera Investment Corp.	2,355	43,544
CME Group, Inc.	1,444	262,678
Cohen & Steers, Inc.	191	7,976
Credit Acceptance Corp. *	71	31,230
Discover Financial Services	6,707	480,288
Donnelley Financial Solutions, Inc. *	1,067	15,162
E*TRADE Financial Corp.	845	41,397
Eaton Vance Corp.	972	40,678
Encore Capital Group, Inc. *	333	11,389
Enova International, Inc. *	500	12,760
Evercore, Inc., Class A	312	28,735
EZCORP, Inc., Class A *	1,339	13,082
FactSet Research Systems, Inc.	186	43,742
Federated Investors, Inc., Class B	1,632	48,552
FirstCash, Inc.	252	22,090
Franklin Resources, Inc.	7,857	256,217
Green Dot Corp., Class A *	102	6,584
Greenhill & Co., Inc.	758	17,843

4
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Intercontinental Exchange, Inc.	1,470	113,411
Invesco Ltd.	7,308	141,410
Invesco Mortgage Capital, Inc.	1,567	24,947
Jefferies Financial Group, Inc.	3,960	80,269
Ladder Capital Corp., Class A	561	10,294
Lazard Ltd., Class A	1,194	44,691
Legg Mason, Inc.	2,994	87,575
LPL Financial Holdings, Inc.	1,128	85,062
MarketAxess Holdings, Inc.	74	18,047
MFA Financial, Inc.	4,448	32,337
Moody's Corp.	906	156,847
Morgan Stanley	7,912	332,146
Morningstar, Inc.	140	17,718
MSCI, Inc.	410	75,735
Nasdaq, Inc.	679	62,176
Navient Corp.	15,439	188,665
Nelnet, Inc., Class A	330	18,091
New Residential Investment Corp.	2,650	43,831
New York Mortgage Trust, Inc.	2,160	12,960
Northern Trust Corp.	1,234	115,009
OneMain Holdings, Inc.	938	30,954
PennyMac Mortgage Investment Trust	1,292	26,331
Piper Jaffray Cos.	134	9,375
PRA Group, Inc. *	701	22,565
Raymond James Financial, Inc.	702	57,971
Redwood Trust, Inc.	1,207	18,467
S&P Global, Inc.	1,081	216,600
Santander Consumer USA Holdings, Inc.	3,389	69,610
SEI Investments Co.	940	49,585
SLM Corp. *	8,254	91,207
Starwood Property Trust, Inc.	2,133	47,843
State Street Corp.	3,897	280,077
Stifel Financial Corp.	393	21,391
Synchrony Financial	12,708	414,408
T. Rowe Price Group, Inc.	2,509	251,979
TD Ameritrade Holding Corp.	1,350	76,046
The Bank of New York Mellon Corp.	8,641	453,480
The Charles Schwab Corp. (b)	2,958	136,098
The Goldman Sachs Group, Inc.	5,318	1,046,051
Two Harbors Investment Corp.	3,115	43,205
Virtus Investment Partners, Inc.	95	9,719
Voya Financial, Inc.	3,033	153,379
Waddell & Reed Financial, Inc., Class A	2,889	53,475
World Acceptance Corp. *	203	24,969
		12,942,261

Energy 10.6%
Anadarko Petroleum Corp.	6,088	264,828
Antero Resources Corp. *	2,943	25,486
Apache Corp.	9,697	321,746
Archrock, Inc.	2,192	21,394
Baker Hughes a GE Co.	8,382	221,117
Bristow Group, Inc. *	3,752	4,427
Cabot Oil & Gas Corp.	2,344	57,709
CARBO Ceramics, Inc. *	2,136	8,715
Chesapeake Energy Corp. *	14,087	41,698
Chevron Corp.	46,191	5,523,520
Cimarex Energy Co.	451	32,431
Cloud Peak Energy, Inc. *	14,055	7,309
CNX Resources Corp. *	3,742	39,665
Concho Resources, Inc.	647	71,170
ConocoPhillips	25,999	1,764,032
Continental Resources, Inc. *	422	18,825
CVR Energy, Inc.	660	26,756
Delek US Holdings, Inc.	1,066	37,715
Denbury Resources, Inc. *	5,690	10,925
Devon Energy Corp.	4,327	127,690
Security	Number of Shares	Value ($)
Diamond Offshore Drilling, Inc. *	3,721	35,536
Dril-Quip, Inc. *	777	33,108
EOG Resources, Inc.	3,533	332,102
EQT Corp.	1,664	30,152
Equitrans Midstream Corp. *	1,362	24,026
Exterran Corp. *	912	15,568
Exxon Mobil Corp.	113,702	8,985,869
Forum Energy Technologies, Inc. *	2,297	13,392
Frank's International N.V. *	1,212	7,587
Golar LNG Ltd.	520	10,733
Green Plains, Inc.	2,033	31,715
Halliburton Co.	13,540	415,543
Helix Energy Solutions Group, Inc. *	2,119	15,681
Helmerich & Payne, Inc.	2,032	110,134
Hess Corp.	8,377	484,609
HollyFrontier Corp.	6,347	324,966
International Seaways, Inc. *	479	7,971
Kinder Morgan, Inc.	32,284	618,561
KLX Energy Services Holdings, Inc. *	158	4,165
Kosmos Energy Ltd. *	1,863	11,923
Marathon Oil Corp.	23,152	384,323
Marathon Petroleum Corp.	19,009	1,178,748
Matrix Service Co. *	869	18,153
McDermott International, Inc. *	3,434	29,120
Murphy Oil Corp.	6,711	193,948
Nabors Industries Ltd.	21,977	71,206
National Oilwell Varco, Inc.	12,402	348,992
Newpark Resources, Inc. *	2,187	19,333
Noble Corp. plc *	26,937	81,080
Noble Energy, Inc.	6,115	135,447
Nordic American Tankers Ltd.	7,299	16,569
Oasis Petroleum, Inc. *	3,526	19,710
Occidental Petroleum Corp.	12,125	802,069
Oceaneering International, Inc. *	4,561	70,467
Oil States International, Inc. *	1,687	28,915
ONEOK, Inc.	2,008	129,034
Parsley Energy, Inc., Class A *	337	6,113
Patterson-UTI Energy, Inc.	4,673	61,964
PBF Energy, Inc., Class A	3,558	110,547
PDC Energy, Inc. *	437	16,200
Peabody Energy Corp.	807	24,896
Phillips 66	15,036	1,448,869
Pioneer Natural Resources Co.	782	110,223
QEP Resources, Inc. *	7,132	55,344
Range Resources Corp.	3,423	36,626
Renewable Energy Group, Inc. *	1,141	30,316
REX American Resources Corp. *	153	12,196
Rowan Cos. plc, Class A *	3,864	43,702
RPC, Inc.	967	10,395
Schlumberger Ltd.	21,843	962,403
Scorpio Tankers, Inc.	609	11,212
SEACOR Holdings, Inc. *	355	15,854
SemGroup Corp., Class A	1,238	19,486
Ship Finance International Ltd.	1,444	17,891
SM Energy Co.	2,741	44,788
Superior Energy Services, Inc. *	8,210	38,423
Targa Resources Corp.	1,858	74,766
Teekay Corp.	5,530	22,673
The Williams Cos., Inc.	10,943	292,069
Tidewater, Inc. *	653	14,980
Transocean Ltd. *	22,806	186,325
Unit Corp. *	914	14,213
US Silica Holdings, Inc.	801	11,935
Valero Energy Corp.	16,708	1,362,705
Weatherford International plc *	82,489	53,255
Whiting Petroleum Corp. *	1,529	37,262

5
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
World Fuel Services Corp.	13,233	366,422
WPX Energy, Inc. *	2,644	32,627
		29,214,293

Food & Staples Retailing 3.0%
Casey's General Stores, Inc.	808	108,870
Costco Wholesale Corp.	5,907	1,292,097
Ingles Markets, Inc., Class A	839	26,110
Performance Food Group Co. *	1,989	76,636
PriceSmart, Inc.	353	22,825
Rite Aid Corp. *	65,632	48,568
SpartanNash Co.	3,104	58,914
Sprouts Farmers Market, Inc. *	1,714	39,970
Sysco Corp.	6,921	467,514
The Andersons, Inc.	1,218	45,017
The Kroger Co.	30,053	881,455
United Natural Foods, Inc. *	3,241	48,647
US Foods Holding Corp. *	4,118	145,118
Walgreens Boots Alliance, Inc.	15,221	1,083,583
Walmart, Inc.	39,220	3,882,388
Weis Markets, Inc.	466	23,444
		8,251,156

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	18,600	974,826
Archer-Daniels-Midland Co.	23,366	993,055
B&G Foods, Inc.	768	18,908
Brown-Forman Corp., Class B	2,457	121,597
Bunge Ltd.	7,458	395,871
Cal-Maine Foods, Inc.	570	25,137
Calavo Growers, Inc.	124	10,556
Campbell Soup Co.	2,268	81,693
Conagra Brands, Inc.	5,556	129,844
Constellation Brands, Inc., Class A	654	110,631
Darling Ingredients, Inc. *	2,352	51,697
Dean Foods Co.	7,451	29,878
Flowers Foods, Inc.	2,725	55,781
Fresh Del Monte Produce, Inc.	1,146	31,721
General Mills, Inc.	10,983	517,629
Hormel Foods Corp.	2,900	125,744
Ingredion, Inc.	1,137	105,116
J&J Snack Foods Corp.	157	24,379
John B Sanfilippo & Son, Inc.	133	9,241
Kellogg Co.	2,830	159,216
Lamb Weston Holdings, Inc.	705	48,864
Lancaster Colony Corp.	202	31,667
McCormick & Co., Inc. Non-Voting Shares	814	110,688
Molson Coors Brewing Co., Class B	1,891	116,599
Mondelez International, Inc., Class A	21,712	1,023,938
Monster Beverage Corp. *	1,588	101,362
PepsiCo, Inc.	15,217	1,759,694
Philip Morris International, Inc.	20,296	1,764,534
Pilgrim's Pride Corp. *	1,340	26,358
Post Holdings, Inc. *	332	33,824
Sanderson Farms, Inc.	551	63,475
The Boston Beer Co., Inc., Class A *	74	23,129
The Coca-Cola Co.	37,248	1,688,824
The Hain Celestial Group, Inc. *	1,122	22,070
The Hershey Co.	1,310	144,991
The J.M. Smucker Co.	1,746	184,919
The Kraft Heinz Co.	6,517	216,299
TreeHouse Foods, Inc. *	947	57,369
Tyson Foods, Inc., Class A	6,166	380,196
Security	Number of Shares	Value ($)
Universal Corp.	922	54,711
Vector Group Ltd.	1,200	14,064
		11,840,095

Health Care Equipment & Services 5.6%
Abbott Laboratories	10,038	779,150
Acadia Healthcare Co., Inc. *	564	14,828
Align Technology, Inc. *	94	24,343
Allscripts Healthcare Solutions, Inc. *	1,708	18,310
Amedisys, Inc. *	168	20,882
AmerisourceBergen Corp.	1,650	137,445
AMN Healthcare Services, Inc. *	247	12,353
Anthem, Inc.	4,563	1,372,231
Avanos Medical, Inc. *	493	23,210
Baxter International, Inc.	3,308	247,207
Becton Dickinson & Co.	1,323	329,149
Boston Scientific Corp. *	2,942	118,033
Brookdale Senior Living, Inc. *	5,528	37,369
Cantel Medical Corp.	92	6,764
Cardinal Health, Inc.	11,803	641,375
Centene Corp. *	2,322	141,387
Cerner Corp. *	1,983	110,949
Chemed Corp.	127	41,847
Cigna Corp.	5,768	1,006,170
Community Health Systems, Inc. *	21,584	106,841
CONMED Corp.	230	17,687
Covetrus, Inc. *	918	32,846
CVS Health Corp.	38,540	2,228,768
Danaher Corp.	2,895	367,723
DaVita, Inc. *	2,347	133,544
DENTSPLY SIRONA, Inc.	2,130	88,949
Diplomat Pharmacy, Inc. *	1,101	7,101
Edwards Lifesciences Corp. *	705	119,349
Encompass Health Corp.	735	46,408
Globus Medical, Inc., Class A *	285	13,877
Haemonetics Corp. *	198	17,200
HCA Healthcare, Inc.	4,101	570,203
Henry Schein, Inc. *	2,297	136,212
Hill-Rom Holdings, Inc.	407	43,162
HMS Holdings Corp. *	565	19,470
Hologic, Inc. *	1,136	53,562
Humana, Inc.	2,085	594,308
IDEXX Laboratories, Inc. *	104	21,947
Integer Holdings Corp. *	114	10,369
Integra LifeSciences Holdings Corp. *	192	10,577
Intuitive Surgical, Inc. *	231	126,498
Invacare Corp.	1,443	14,040
Laboratory Corp. of America Holdings *	786	116,517
LHC Group, Inc. *	174	19,086
LivaNova plc *	121	11,277
Magellan Health, Inc. *	816	55,578
Masimo Corp. *	202	26,519
McKesson Corp.	6,062	770,844
MEDNAX, Inc. *	1,515	49,859
Medtronic plc	10,841	981,111
Molina Healthcare, Inc. *	623	83,875
NextGen Healthcare, Inc. *	771	13,493
NuVasive, Inc. *	274	16,139
Owens & Minor, Inc.	7,397	46,157
Patterson Cos., Inc.	3,018	68,056
Premier, Inc., Class A *	368	13,461
Quest Diagnostics, Inc.	2,173	188,073
ResMed, Inc.	717	73,442
Select Medical Holdings Corp. *	2,162	32,041
STERIS plc	449	54,311
Stryker Corp.	1,612	303,878
Teleflex, Inc.	165	47,824

6
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Tenet Healthcare Corp. *	3,319	94,857
The Cooper Cos., Inc.	201	57,484
The Ensign Group, Inc.	432	21,362
The Providence Service Corp. *	140	9,985
Tivity Health, Inc. *	157	3,360
Triple-S Management Corp., Class B *	1,134	28,849
UnitedHealth Group, Inc.	7,897	1,912,811
Universal Health Services, Inc., Class B	1,227	170,344
Varex Imaging Corp. *	468	14,714
Varian Medical Systems, Inc. *	800	107,488
WellCare Health Plans, Inc. *	425	107,772
West Pharmaceutical Services, Inc.	359	37,605
Zimmer Biomet Holdings, Inc.	1,419	176,126
		15,577,941

Household & Personal Products 1.8%
Central Garden & Pet Co. *	100	3,128
Central Garden & Pet Co., Class A *	334	9,302
Church & Dwight Co., Inc.	2,160	142,128
Colgate-Palmolive Co.	7,736	509,570
Coty, Inc., Class A	2,717	29,887
Edgewell Personal Care Co. *	999	44,316
Energizer Holdings, Inc.	389	17,847
Herbalife Nutrition Ltd. *	1,333	74,781
Kimberly-Clark Corp.	3,178	371,286
Nu Skin Enterprises, Inc., Class A	989	59,449
Spectrum Brands Holdings, Inc.	704	38,136
The Clorox Co.	900	142,227
The Estee Lauder Cos., Inc., Class A	1,296	203,394
The Procter & Gamble Co.	33,892	3,340,057
USANA Health Sciences, Inc. *	122	12,017
WD-40 Co.	85	15,212
		5,012,737

Insurance 3.7%
Aflac, Inc.	11,126	546,732
Alleghany Corp.	171	109,946
Ambac Financial Group, Inc. *	1,247	24,653
American Equity Investment Life Holding Co.	1,351	42,759
American Financial Group, Inc.	741	73,848
American International Group, Inc.	37,429	1,616,933
American National Insurance Co.	95	13,983
AMERISAFE, Inc.	132	8,331
Aon plc	2,574	441,518
Arch Capital Group Ltd. *	2,714	88,666
Argo Group International Holdings Ltd.	428	29,750
Arthur J. Gallagher & Co.	1,198	96,175
Assurant, Inc.	1,454	149,747
Assured Guaranty Ltd.	2,750	114,840
Athene Holding Ltd., Class A *	792	35,284
Axis Capital Holdings Ltd.	1,967	112,257
Brighthouse Financial, Inc. *	904	35,003
Brown & Brown, Inc.	1,570	46,503
Chubb Ltd.	3,533	473,069
Cincinnati Financial Corp.	1,442	125,194
CNA Financial Corp.	356	15,386
CNO Financial Group, Inc.	4,272	72,752
Employers Holdings, Inc.	304	12,665
Enstar Group Ltd. *	35	6,244
Erie Indemnity Co., Class A	358	63,803
Everest Re Group Ltd.	763	172,522
Fidelity National Financial, Inc.	2,954	103,656
First American Financial Corp.	1,337	67,906
Genworth Financial, Inc., Class A *	26,562	102,795
Horace Mann Educators Corp.	364	14,265
James River Group Holdings Ltd.	451	18,532
Security	Number of Shares	Value ($)
Kemper Corp.	641	53,267
Lincoln National Corp.	3,171	198,251
Loews Corp.	5,160	245,719
Maiden Holdings Ltd.	3,305	4,065
Markel Corp. *	66	66,322
Marsh & McLennan Cos., Inc.	4,170	387,893
MBIA, Inc. *	4,076	40,475
Mercury General Corp.	506	26,803
MetLife, Inc.	10,934	494,108
National General Holdings Corp.	312	8,053
Old Republic International Corp.	3,265	68,108
Primerica, Inc.	497	62,145
Principal Financial Group, Inc.	3,174	167,079
ProAssurance Corp.	1,116	45,310
Prudential Financial, Inc.	5,180	496,503
Reinsurance Group of America, Inc.	768	110,968
RenaissanceRe Holdings Ltd.	769	113,081
Safety Insurance Group, Inc.	157	14,026
Selective Insurance Group, Inc.	391	25,790
Stewart Information Services Corp.	565	24,255
The Allstate Corp.	6,103	576,001
The Hanover Insurance Group, Inc.	467	55,438
The Hartford Financial Services Group, Inc.	6,239	307,957
The Progressive Corp.	4,873	355,242
The Travelers Cos., Inc.	7,779	1,033,907
Torchmark Corp.	1,114	91,972
United Fire Group, Inc.	143	6,970
Universal Insurance Holdings, Inc.	342	13,352
Unum Group	3,393	126,763
W.R. Berkley Corp.	1,219	101,982
White Mountains Insurance Group Ltd.	92	86,424
Willis Towers Watson plc	520	89,450
		10,333,396

Materials 3.5%
AdvanSix, Inc. *	706	23,121
Air Products & Chemicals, Inc.	1,594	288,801
AK Steel Holding Corp. *	4,313	13,025
Albemarle Corp.	878	80,153
Alcoa Corp. *	6,382	188,269
Allegheny Technologies, Inc. *	1,604	45,922
AptarGroup, Inc.	586	59,614
Ashland Global Holdings, Inc.	1,091	84,422
Avery Dennison Corp.	966	104,367
Axalta Coating Systems Ltd. *	1,605	42,902
Balchem Corp.	134	11,890
Ball Corp.	2,439	133,608
Bemis Co., Inc.	1,938	102,520
Berry Global Group, Inc. *	880	46,174
Boise Cascade Co.	1,075	29,982
Cabot Corp.	928	43,505
Carpenter Technology Corp.	753	35,346
Celanese Corp., Series A	1,168	119,475
Century Aluminum Co. *	928	8,009
CF Industries Holdings, Inc.	4,395	185,469
Clearwater Paper Corp. *	1,049	30,001
Cleveland-Cliffs, Inc.	5,606	62,171
Commercial Metals Co.	3,727	61,682
Compass Minerals International, Inc.	572	29,961
Crown Holdings, Inc. *	1,367	74,214
Domtar Corp.	2,477	126,104
DowDuPont, Inc.	17,320	921,944
Eagle Materials, Inc.	313	23,926
Eastman Chemical Co.	2,068	171,003
Ecolab, Inc.	1,846	311,808
Element Solutions, Inc. *	1,906	21,462
FMC Corp.	839	75,090

7
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	21,523	277,647
GCP Applied Technologies, Inc. *	794	23,796
Graphic Packaging Holding Co.	5,606	68,281
Greif, Inc., Class A	702	28,220
H.B. Fuller Co.	685	34,579
Hecla Mining Co.	4,257	10,217
Huntsman Corp.	3,646	90,384
Ingevity Corp. *	222	25,579
Innophos Holdings, Inc.	640	21,248
Innospec, Inc.	275	22,511
International Flavors & Fragrances, Inc.	685	87,337
International Paper Co.	6,621	303,374
Kaiser Aluminum Corp.	259	28,355
Kraton Corp. *	389	13,841
Linde plc	6,219	1,077,380
Louisiana-Pacific Corp.	1,105	27,923
LyondellBasell Industries N.V., Class A	8,969	767,029
Martin Marietta Materials, Inc.	447	83,947
Materion Corp.	430	24,845
Minerals Technologies, Inc.	348	20,602
Neenah, Inc.	191	12,908
NewMarket Corp.	113	49,607
Newmont Mining Corp.	5,610	191,413
Nucor Corp.	5,656	342,584
Olin Corp.	1,843	47,660
Olympic Steel, Inc.	553	10,739
Owens-Illinois, Inc.	3,768	75,059
P.H. Glatfelter Co.	1,636	22,004
Packaging Corp. of America	943	90,141
PolyOne Corp.	1,347	43,939
PPG Industries, Inc.	3,132	350,690
Quaker Chemical Corp.	87	18,182
Rayonier Advanced Materials, Inc.	997	14,048
Reliance Steel & Aluminum Co.	1,904	169,932
Royal Gold, Inc.	231	20,423
RPM International, Inc.	1,308	75,694
Schnitzer Steel Industries, Inc., Class A	1,133	27,532
Schweitzer-Mauduit International, Inc.	482	18,586
Sealed Air Corp.	1,933	84,317
Sensient Technologies Corp.	579	37,461
Silgan Holdings, Inc.	1,637	46,343
Sonoco Products Co.	1,631	94,419
Southern Copper Corp.	930	33,117
Steel Dynamics, Inc.	2,649	98,861
Stepan Co.	328	30,865
Summit Materials, Inc., Class A *	859	14,603
SunCoke Energy, Inc. *	1,366	13,551
The Chemours Co.	1,478	56,208
The Mosaic Co.	12,152	379,993
The Scotts Miracle-Gro Co., Class A	465	38,083
The Sherwin-Williams Co.	450	194,940
TimkenSteel Corp. *	1,359	16,933
Trinseo S.A.	590	29,612
Tronox Ltd., Class A	2,321	27,457
United States Steel Corp.	3,141	70,390
Valvoline, Inc.	882	16,573
Vulcan Materials Co.	668	74,455
W.R. Grace & Co.	546	42,408
Westlake Chemical Corp.	323	22,568
Westrock Co.	3,687	137,820
Worthington Industries, Inc.	778	30,583
		9,765,736

Media & Entertainment 4.1%
Activision Blizzard, Inc.	4,730	199,322
Alphabet, Inc., Class A *	941	1,060,084
Alphabet, Inc., Class C *	957	1,071,763
Security	Number of Shares	Value ($)
AMC Entertainment Holdings, Inc., Class A	1,089	15,279
AMC Networks, Inc., Class A *	496	32,592
Cable One, Inc.	25	23,725
Cars.com, Inc. *	1,112	26,176
CBS Corp., Class B Non-Voting Shares	8,574	430,501
Charter Communications, Inc., Class A *	667	230,055
Cinemark Holdings, Inc.	1,416	53,284
Comcast Corp., Class A	55,329	2,139,572
Discovery, Inc., Class A *	3,560	102,884
Discovery, Inc., Class C *	8,052	219,417
DISH Network Corp., Class A *	2,804	91,158
Electronic Arts, Inc. *	1,139	109,093
Facebook, Inc., Class A *	2,991	482,897
Gannett Co., Inc.	4,677	54,908
GCI Liberty, Inc., Class A *	258	13,813
Gray Television, Inc. *	494	10,824
IAC/InterActiveCorp *	398	84,794
John Wiley & Sons, Inc., Class A	571	29,629
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,403	57,383
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,710	111,679
Liberty TripAdvisor Holdings, Inc., Class A *	1,210	18,259
Lions Gate Entertainment Corp., Class A	152	2,348
Lions Gate Entertainment Corp., Class B	420	6,170
Live Nation Entertainment, Inc. *	785	44,400
Meredith Corp.	549	31,441
National CineMedia, Inc.	2,428	18,793
Netflix, Inc. *	138	49,418
New Media Investment Group, Inc.	1,100	14,652
News Corp., Class A	6,868	89,421
News Corp., Class B	2,221	29,561
Nexstar Media Group, Inc., Class A	199	19,448
Omnicom Group, Inc.	3,025	228,992
Scholastic Corp.	755	31,944
Sinclair Broadcast Group, Inc., Class A	1,010	36,461
Sirius XM Holdings, Inc.	5,688	33,730
Take-Two Interactive Software, Inc. *	263	22,949
TEGNA, Inc.	4,871	64,151
The Interpublic Group of Cos., Inc.	4,027	92,742
The Madison Square Garden Co., Class A *	61	17,577
The New York Times Co., Class A	902	29,631
The Walt Disney Co.	18,704	2,110,559
Tribune Media Co., Class A	1,697	78,452
TripAdvisor, Inc. *	509	27,064
Twenty-First Century Fox, Inc., Class A	13,697	690,740
Twenty-First Century Fox, Inc., Class B	6,254	313,701
Twitter, Inc. *	500	15,390
Viacom, Inc., Class B	17,731	518,100
Zynga, Inc., Class A *	4,666	24,357
		11,311,283

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	9,442	748,184
Agilent Technologies, Inc.	1,872	148,712
Akorn, Inc. *	1,249	5,058
Alexion Pharmaceuticals, Inc. *	547	74,025
Allergan plc	1,786	245,950
Amgen, Inc.	5,853	1,112,538
Bio-Rad Laboratories, Inc., Class A *	126	34,133
Bio-Techne Corp.	129	25,013
Biogen, Inc. *	1,073	351,955
BioMarin Pharmaceutical, Inc. *	88	8,207
Bristol-Myers Squibb Co.	11,263	581,847
Bruker Corp.	593	22,659
Cambrex Corp. *	164	6,780
Catalent, Inc. *	657	28,396

8
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Celgene Corp. *	5,118	425,408
Charles River Laboratories International, Inc. *	287	40,803
Eli Lilly & Co.	6,977	881,125
Endo International plc *	2,254	24,771
Gilead Sciences, Inc.	18,853	1,225,822
Illumina, Inc. *	180	56,299
IQVIA Holdings, Inc. *	647	90,645
Jazz Pharmaceuticals plc *	251	35,147
Johnson & Johnson	22,648	3,094,623
Mallinckrodt plc *	3,212	80,171
Merck & Co., Inc.	33,480	2,721,589
Mettler-Toledo International, Inc. *	136	92,604
Mylan N.V. *	4,656	122,872
Myriad Genetics, Inc. *	997	30,937
PDL BioPharma, Inc. *	10,374	37,658
PerkinElmer, Inc.	634	59,697
Perrigo Co., plc	991	48,262
Pfizer, Inc.	80,787	3,502,116
PRA Health Sciences, Inc. *	159	17,010
Prestige Consumer Healthcare, Inc. *	377	11,031
QIAGEN N.V. *	1,054	40,505
Regeneron Pharmaceuticals, Inc. *	188	80,979
Thermo Fisher Scientific, Inc.	1,673	434,261
United Therapeutics Corp. *	687	86,761
Waters Corp. *	427	103,428
Zoetis, Inc.	1,212	114,207
		16,852,188

Real Estate 2.4%
Acadia Realty Trust	497	14,160
Alexander & Baldwin, Inc. *	397	9,103
Alexandria Real Estate Equities, Inc.	382	51,910
Altisource Portfolio Solutions S.A. *	356	8,925
American Campus Communities, Inc.	1,065	47,989
American Homes 4 Rent, Class A	610	13,322
American Tower Corp.	1,321	232,694
Apartment Investment & Management Co., Class A	1,157	56,612
Apple Hospitality REIT, Inc.	2,594	42,749
Ashford Hospitality Trust, Inc.	3,449	18,487
AvalonBay Communities, Inc.	688	133,905
Boston Properties, Inc.	1,230	163,209
Brandywine Realty Trust	2,005	31,519
Brixmor Property Group, Inc.	4,005	69,927
Camden Property Trust	632	61,993
CBL & Associates Properties, Inc.	11,263	24,103
CBRE Group, Inc., Class A *	2,121	105,541
Chesapeake Lodging Trust	613	18,464
Colony Capital, Inc.	1,787	9,936
Columbia Property Trust, Inc.	1,792	38,761
CoreCivic, Inc.	3,590	76,036
CorePoint Lodging, Inc.	332	4,638
Corporate Office Properties Trust	1,107	28,771
Cousins Properties, Inc.	688	6,550
Crown Castle International Corp.	1,618	192,137
CubeSmart	840	25,738
CyrusOne, Inc.	263	13,108
DiamondRock Hospitality Co.	2,594	27,730
Digital Realty Trust, Inc.	977	110,518
Douglas Emmett, Inc.	793	30,610
Duke Realty Corp.	2,297	67,922
EastGroup Properties, Inc.	157	16,589
EPR Properties	401	29,465
Equinix, Inc.	225	95,287
Equity Commonwealth	1,070	34,935
Equity LifeStyle Properties, Inc.	373	40,523
Equity Residential	2,608	192,183
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	264	73,878
Extra Space Storage, Inc.	466	44,708
Federal Realty Investment Trust	393	52,501
First Industrial Realty Trust, Inc.	497	16,659
Franklin Street Properties Corp.	2,081	15,066
Front Yard Residential Corp.	1,341	14,925
Gaming & Leisure Properties, Inc.	1,015	36,926
HCP, Inc.	5,498	169,173
Healthcare Realty Trust, Inc.	905	28,643
Healthcare Trust of America, Inc., Class A	971	27,664
Hersha Hospitality Trust	679	12,799
HFF, Inc., Class A	248	11,210
Highwoods Properties, Inc.	835	38,669
Hospitality Properties Trust	2,923	79,126
Host Hotels & Resorts, Inc.	9,804	192,256
Hudson Pacific Properties, Inc.	450	14,949
Investors Real Estate Trust	246	14,853
Invitation Homes, Inc.	508	11,684
Iron Mountain, Inc.	3,937	139,449
Jones Lang LaSalle, Inc.	506	83,551
Kennedy-Wilson Holdings, Inc.	472	9,808
Kilroy Realty Corp.	429	31,622
Kimco Realty Corp.	4,245	74,670
Kite Realty Group Trust	984	15,488
Lamar Advertising Co., Class A	645	50,033
Lexington Realty Trust	3,048	28,316
Liberty Property Trust	1,205	57,033
Life Storage, Inc.	235	22,936
Mack-Cali Realty Corp.	1,591	33,427
Medical Properties Trust, Inc.	1,635	29,806
Mid-America Apartment Communities, Inc.	546	56,555
National Health Investors, Inc.	166	12,953
National Retail Properties, Inc.	701	36,522
New Senior Investment Group, Inc.	2,060	10,630
Office Properties Income Trust	517	15,774
Omega Healthcare Investors, Inc.	1,228	44,085
Outfront Media, Inc.	2,670	59,915
Paramount Group, Inc.	1,482	21,282
Park Hotels & Resorts, Inc.	1,660	51,858
Pebblebrook Hotel Trust	1,612	51,600
Pennsylvania Real Estate Investment Trust	1,679	10,326
Piedmont Office Realty Trust, Inc., Class A	2,209	45,218
PotlatchDeltic Corp.	350	12,596
Prologis, Inc.	2,599	182,086
PS Business Parks, Inc.	117	17,219
Public Storage	663	140,218
QTS Realty Trust, Inc., Class A	237	9,890
Rayonier, Inc.	1,364	40,197
Realogy Holdings Corp.	3,183	43,289
Realty Income Corp.	1,089	75,315
Regency Centers Corp.	563	36,736
Retail Opportunity Investments Corp.	321	5,512
Retail Properties of America, Inc., Class A	3,227	40,208
Retail Value, Inc.	256	7,969
RLJ Lodging Trust	1,996	37,066
RPT Realty	1,097	13,910
Ryman Hospitality Properties, Inc.	378	30,614
Sabra Health Care REIT, Inc.	876	15,873
SBA Communications Corp. *	257	46,404
Senior Housing Properties Trust	3,847	49,819
Seritage Growth Properties, Class A	210	9,271
Simon Property Group, Inc.	1,874	339,494
SITE Centers Corp.	2,905	38,782
SL Green Realty Corp.	772	70,036
Spirit MTA REIT	381	2,800
Spirit Realty Capital, Inc.	855	33,037
STAG Industrial, Inc.	231	6,394
STORE Capital Corp.	460	14,936

9
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Summit Hotel Properties, Inc.	865	9,852
Sun Communities, Inc.	297	33,730
Sunstone Hotel Investors, Inc.	2,672	40,214
Tanger Factory Outlet Centers, Inc.	1,041	22,475
Taubman Centers, Inc.	711	37,953
The GEO Group, Inc.	1,899	43,145
The Howard Hughes Corp. *	98	10,915
The Macerich Co.	1,315	57,334
Tier REIT, Inc.	646	15,665
UDR, Inc.	1,545	68,629
Uniti Group, Inc.	1,701	16,398
Urban Edge Properties	632	12,273
Ventas, Inc.	3,365	211,154
VEREIT, Inc.	8,639	68,853
Vornado Realty Trust	1,461	98,340
Washington Prime Group, Inc.	7,474	43,200
Washington Real Estate Investment Trust	728	19,285
Weingarten Realty Investors	1,145	32,987
Welltower, Inc.	3,639	270,414
Weyerhaeuser Co.	6,473	161,113
WP Carey, Inc.	751	55,476
Xenia Hotels & Resorts, Inc.	1,958	38,240
		6,681,911

Retailing 5.0%
Aaron's, Inc.	1,075	58,362
Abercrombie & Fitch Co., Class A	4,131	90,675
Advance Auto Parts, Inc.	757	122,467
Amazon.com, Inc. *	374	613,296
American Eagle Outfitters, Inc.	4,034	82,294
Asbury Automotive Group, Inc. *	651	46,735
Ascena Retail Group, Inc. *	18,559	41,201
AutoNation, Inc. *	2,104	74,187
AutoZone, Inc. *	158	148,357
Barnes & Noble Education, Inc. *	4,254	29,310
Barnes & Noble, Inc.	5,552	34,978
Bed Bath & Beyond, Inc.	19,375	324,144
Best Buy Co., Inc.	5,514	379,584
Big 5 Sporting Goods Corp.	2,042	8,229
Big Lots, Inc.	2,175	68,578
Booking Holdings, Inc. *	188	319,043
Burlington Stores, Inc. *	177	30,044
Caleres, Inc.	1,052	32,717
CarMax, Inc. *	2,590	160,839
Chico's FAS, Inc.	8,076	47,164
Citi Trends, Inc.	427	9,240
Conn's, Inc. *	327	7,714
Core-Mark Holding Co., Inc.	4,072	128,309
Dick's Sporting Goods, Inc.	3,016	117,805
Dillard's, Inc., Class A (c)	886	69,586
Dollar General Corp.	4,128	489,003
Dollar Tree, Inc. *	2,048	197,284
DSW, Inc., Class A	2,318	68,636
eBay, Inc.	8,376	311,168
Expedia Group, Inc.	826	101,854
Express, Inc. *	5,533	28,772
Five Below, Inc. *	172	20,700
Foot Locker, Inc.	3,787	225,402
Francesca's Holdings Corp. *	1,696	1,420
GameStop Corp., Class A	11,594	135,650
Genesco, Inc. *	1,096	52,904
Genuine Parts Co.	2,420	263,248
GNC Holdings, Inc., Class A *	20,748	61,829
Group 1 Automotive, Inc.	955	59,382
Groupon, Inc. *	5,922	19,365
Guess?, Inc.	2,207	49,415
Haverty Furniture Cos., Inc.	696	16,955
Security	Number of Shares	Value ($)
Hibbett Sports, Inc. *	1,324	24,547
J.C. Penney Co., Inc. *	20,847	31,687
Kohl's Corp.	6,527	440,768
L Brands, Inc.	6,902	180,418
Lithia Motors, Inc., Class A	528	47,663
LKQ Corp. *	3,288	91,078
Lowe's Cos., Inc.	12,485	1,312,049
Lumber Liquidators Holdings, Inc. *	997	11,775
Macy's, Inc.	11,394	282,457
Monro, Inc.	292	22,282
Murphy USA, Inc. *	1,913	148,774
Nordstrom, Inc.	3,248	153,565
O'Reilly Automotive, Inc. *	830	308,727
Office Depot, Inc.	30,546	105,995
Ollie's Bargain Outlet Holdings, Inc. *	121	10,675
Party City Holdco, Inc. *	617	6,423
Penske Automotive Group, Inc.	1,054	46,840
Pier 1 Imports, Inc. *	18,230	24,610
Pool Corp.	241	38,449
Qurate Retail, Inc. *	10,543	189,879
Rent-A-Center, Inc. *	2,599	48,367
RH *	196	30,104
Ross Stores, Inc.	2,779	263,533
Sally Beauty Holdings, Inc. *	3,549	64,130
Shoe Carnival, Inc.	458	17,468
Shutterfly, Inc. *	321	14,384
Signet Jewelers Ltd.	2,483	69,797
Sleep Number Corp. *	666	29,071
Sonic Automotive, Inc., Class A	1,894	28,467
Target Corp.	16,309	1,184,686
The Buckle, Inc.	1,298	24,909
The Cato Corp., Class A	1,468	23,106
The Children's Place, Inc.	233	22,265
The Gap, Inc.	7,337	186,360
The Home Depot, Inc.	10,361	1,918,236
The Michaels Cos., Inc. *	1,336	18,891
The TJX Cos., Inc.	14,573	747,449
Tiffany & Co.	1,182	112,337
Tractor Supply Co.	1,779	169,628
Ulta Salon, Cosmetics & Fragrance, Inc. *	218	68,123
Urban Outfitters, Inc. *	1,756	54,173
Williams-Sonoma, Inc.	1,809	105,211
Zumiez, Inc. *	627	15,487
		13,842,688

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	239	12,038
Amkor Technology, Inc. *	3,182	27,938
Analog Devices, Inc.	1,681	179,800
Applied Materials, Inc.	7,509	287,895
Broadcom, Inc.	682	187,796
Brooks Automation, Inc.	504	16,183
Cabot Microelectronics Corp.	192	21,715
Cirrus Logic, Inc. *	790	31,703
Cree, Inc. *	1,199	65,238
Cypress Semiconductor Corp.	2,612	40,303
Diodes, Inc. *	417	16,818
Entegris, Inc.	600	21,198
First Solar, Inc. *	1,090	57,279
Integrated Device Technology, Inc. *	718	34,701
Intel Corp.	59,685	3,160,918
KLA-Tencor Corp.	1,629	188,133
Lam Research Corp.	910	160,242
Marvell Technology Group Ltd.	5,206	103,860
Maxim Integrated Products, Inc.	2,012	109,513
Microchip Technology, Inc.	1,010	87,739
Micron Technology, Inc. *	7,522	307,499

10
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
MKS Instruments, Inc.	282	23,369
Monolithic Power Systems, Inc.	40	5,364
NVIDIA Corp.	879	135,595
NXP Semiconductor N.V.	1,684	153,783
ON Semiconductor Corp. *	2,804	60,230
Photronics, Inc. *	1,551	15,215
Power Integrations, Inc.	175	12,785
Qorvo, Inc. *	1,328	93,146
QUALCOMM, Inc.	23,276	1,242,706
Semtech Corp. *	307	16,897
Silicon Laboratories, Inc. *	219	17,743
Skyworks Solutions, Inc.	1,295	105,750
Synaptics, Inc. *	579	24,243
Teradyne, Inc.	1,214	49,568
Texas Instruments, Inc.	7,313	773,569
Versum Materials, Inc.	468	22,932
Xilinx, Inc.	1,750	219,275
Xperi Corp.	916	21,984
		8,112,663

Software & Services 6.2%
Accenture plc, Class A	4,257	686,995
ACI Worldwide, Inc. *	806	25,687
Adobe, Inc. *	662	173,775
Akamai Technologies, Inc. *	1,156	80,527
Alliance Data Systems Corp.	564	97,572
Amdocs Ltd.	1,992	110,695
ANSYS, Inc. *	307	54,419
Aspen Technology, Inc. *	196	19,739
Autodesk, Inc. *	441	71,887
Automatic Data Processing, Inc.	2,410	368,802
Avaya Holdings Corp. *	800	12,392
Black Knight, Inc. *	354	18,497
Booz Allen Hamilton Holding Corp.	1,928	101,914
Broadridge Financial Solutions, Inc.	629	63,686
CACI International, Inc., Class A *	374	68,165
Cadence Design Systems, Inc. *	1,117	63,948
Cardtronics plc, Class A *	592	17,470
CDK Global, Inc.	835	48,438
Citrix Systems, Inc.	952	100,436
Cognizant Technology Solutions Corp., Class A	3,923	278,455
CommVault Systems, Inc. *	206	13,882
Conduent, Inc. *	3,812	55,731
CoreLogic, Inc. *	947	34,726
CSG Systems International, Inc.	452	18,781
DXC Technology Co.	2,970	195,604
EPAM Systems, Inc. *	140	22,649
Euronet Worldwide, Inc. *	277	37,207
EVERTEC, Inc.	586	16,771
ExlService Holdings, Inc. *	234	14,368
Fair Isaac Corp. *	152	37,669
Fidelity National Information Services, Inc.	2,034	219,977
First Data Corp., Class A *	4,101	103,099
Fiserv, Inc. *	2,952	250,005
FleetCor Technologies, Inc. *	216	50,388
Gartner, Inc. *	321	45,678
Genpact Ltd.	1,751	58,168
Global Payments, Inc.	618	80,575
International Business Machines Corp.	21,509	2,971,038
Intuit, Inc.	1,216	300,510
j2 Global, Inc.	314	26,693
Jack Henry & Associates, Inc.	406	53,848
Leidos Holdings, Inc.	1,807	116,714
LiveRamp Holdings, Inc. *	638	34,293
Manhattan Associates, Inc. *	457	25,021
ManTech International Corp., Class A	538	29,240
Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	2,858	642,393
MAXIMUS, Inc.	616	43,539
Microsoft Corp.	42,044	4,710,189
MicroStrategy, Inc., Class A *	40	5,660
Nuance Communications, Inc. *	2,027	33,993
Oracle Corp.	33,934	1,768,979
Paychex, Inc.	2,073	159,662
PayPal Holdings, Inc. *	2,194	215,166
Perficient, Inc. *	319	9,127
Progress Software Corp.	543	19,972
PTC, Inc. *	343	31,837
Red Hat, Inc. *	385	70,301
Sabre Corp.	1,239	27,791
salesforce.com, Inc. *	452	73,970
Science Applications International Corp.	528	39,442
SS&C Technologies Holdings, Inc.	467	28,758
Sykes Enterprises, Inc. *	785	23,228
Symantec Corp.	12,585	283,037
Synopsys, Inc. *	561	57,042
Teradata Corp. *	2,396	115,895
The Western Union Co.	9,521	170,140
TiVo Corp.	1,779	17,843
Total System Services, Inc.	853	80,523
Travelport Worldwide Ltd.	1,816	28,548
Tyler Technologies, Inc. *	46	9,420
Unisys Corp. *	1,352	18,266
Verint Systems, Inc. *	397	21,140
VeriSign, Inc. *	400	71,216
Visa, Inc., Class A	5,497	814,216
VMware, Inc., Class A	271	46,561
WEX, Inc. *	137	24,394
Worldpay, Inc., Class A *	512	49,050
		16,987,432

Technology Hardware & Equipment 5.9%
ADTRAN, Inc.	1,667	25,038
Amphenol Corp., Class A	1,705	160,219
Anixter International, Inc. *	899	52,753
Apple, Inc.	48,110	8,330,247
Arista Networks, Inc. *	39	11,125
ARRIS International plc *	2,006	63,550
Arrow Electronics, Inc. *	2,985	237,905
Avnet, Inc.	6,613	287,599
AVX Corp.	691	12,576
Belden, Inc.	473	29,227
Benchmark Electronics, Inc.	1,844	50,526
CDW Corp.	1,092	102,528
Ciena Corp. *	655	27,942
Cisco Systems, Inc.	43,875	2,271,409
Cognex Corp.	420	22,428
Coherent, Inc. *	140	18,631
CommScope Holding Co., Inc. *	2,600	60,606
Comtech Telecommunications Corp.	748	19,822
Corning, Inc.	17,577	611,855
Cray, Inc. *	501	12,290
Diebold Nixdorf, Inc. *	3,747	34,435
Dolby Laboratories, Inc., Class A	423	27,410
EchoStar Corp., Class A *	778	30,000
Electronics For Imaging, Inc. *	523	14,142
ePlus, Inc. *	208	18,604
F5 Networks, Inc. *	563	94,663
Fabrinet *	373	21,821
Finisar Corp. *	1,347	32,988
Fitbit, Inc., Class A *	2,116	12,527
FLIR Systems, Inc.	1,161	59,733
Hewlett Packard Enterprise Co.	31,426	514,758
HP, Inc.	20,971	413,758

11
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
II-VI, Inc. *	413	17,544
Infinera Corp. *	1,371	7,006
Insight Enterprises, Inc. *	1,211	67,598
InterDigital, Inc.	380	26,497
IPG Photonics Corp. *	120	18,604
Itron, Inc. *	329	17,440
Jabil, Inc.	5,987	170,031
Juniper Networks, Inc.	7,867	213,038
Keysight Technologies, Inc. *	1,007	85,001
Knowles Corp. *	1,534	24,974
Littelfuse, Inc.	97	18,730
Lumentum Holdings, Inc. *	279	13,880
Methode Electronics, Inc.	538	15,096
Motorola Solutions, Inc.	2,993	428,358
MTS Systems Corp.	267	14,231
National Instruments Corp.	695	32,484
NCR Corp. *	2,090	58,562
NetApp, Inc.	2,901	189,145
NETGEAR, Inc. *	517	18,534
NetScout Systems, Inc. *	1,041	28,492
OSI Systems, Inc. *	252	21,886
Plantronics, Inc.	475	23,864
Plexus Corp. *	647	39,959
Rogers Corp. *	94	14,594
Sanmina Corp. *	2,697	86,142
ScanSource, Inc. *	1,139	42,769
SYNNEX Corp.	1,354	132,854
Tech Data Corp. *	2,230	227,951
Trimble, Inc. *	1,421	56,854
TTM Technologies, Inc. *	1,102	13,356
ViaSat, Inc. *	377	28,482
Viavi Solutions, Inc. *	1,377	18,080
Vishay Intertechnology, Inc.	2,399	52,586
Western Digital Corp.	5,689	286,157
Xerox Corp.	6,544	202,210
Zebra Technologies Corp., Class A *	145	29,074
		16,425,178

Telecommunication Services 3.5%
AT&T, Inc.	159,441	4,961,804
CenturyLink, Inc.	35,732	471,305
Cincinnati Bell, Inc. *	1,368	13,270
Cogent Communications Holdings, Inc.	263	12,811
Consolidated Communications Holdings, Inc.	1,796	17,834
Frontier Communications Corp. *(c)	35,219	107,418
Intelsat S.A. *	866	20,853
Iridium Communications, Inc. *	789	16,798
Shenandoah Telecommunications Co.	167	7,421
Sprint Corp. *	14,574	92,545
T-Mobile US, Inc. *	2,505	180,886
Telephone & Data Systems, Inc.	3,262	104,547
United States Cellular Corp. *	392	18,303
Verizon Communications, Inc.	65,285	3,716,022
Vonage Holdings Corp. *	1,636	16,818
Windstream Holdings, Inc. *	19,073	7,629
Zayo Group Holdings, Inc. *	735	18,228
		9,784,492

Transportation 2.3%
Air Transport Services Group, Inc. *	610	14,195
Alaska Air Group, Inc.	1,877	115,811
Allegiant Travel Co.	202	26,684
AMERCO	79	30,383
American Airlines Group, Inc.	11,772	419,436
ArcBest Corp.	776	27,028
Atlas Air Worldwide Holdings, Inc. *	480	25,795
Security	Number of Shares	Value ($)
Avis Budget Group, Inc. *	3,785	135,579
C.H. Robinson Worldwide, Inc.	2,198	198,655
Copa Holdings S.A., Class A	550	48,494
Costamare, Inc.	1,390	7,228
CSX Corp.	7,401	537,831
Delta Air Lines, Inc.	2,415	119,736
Echo Global Logistics, Inc. *	465	11,169
Expeditors International of Washington, Inc.	2,503	187,600
FedEx Corp.	3,494	632,414
Forward Air Corp.	314	20,300
Genesee & Wyoming, Inc., Class A *	496	40,672
Hawaiian Holdings, Inc.	817	24,306
Heartland Express, Inc.	752	15,108
Hertz Global Holdings, Inc. *	8,069	154,118
Hub Group, Inc., Class A *	932	40,057
J.B. Hunt Transport Services, Inc.	835	89,904
JetBlue Airways Corp. *	5,775	96,442
Kansas City Southern	925	100,492
Kirby Corp. *	760	56,407
Knight-Swift Transportation Holdings, Inc.	1,204	40,491
Landstar System, Inc.	496	53,905
Macquarie Infrastructure Corp.	1,213	49,600
Marten Transport Ltd.	579	10,798
Matson, Inc.	724	26,144
Norfolk Southern Corp.	2,887	517,639
Old Dominion Freight Line, Inc.	400	60,308
Ryder System, Inc.	1,855	115,307
Saia, Inc. *	323	21,370
Schneider National, Inc., Class B	531	11,624
SkyWest, Inc.	761	41,124
Southwest Airlines Co.	1,945	108,998
Spirit Airlines, Inc. *	982	55,237
Union Pacific Corp.	8,277	1,388,053
United Continental Holdings, Inc. *	1,337	117,402
United Parcel Service, Inc., Class B	5,371	591,884
Werner Enterprises, Inc.	890	30,732
XPO Logistics, Inc. *	375	18,881
YRC Worldwide, Inc. *	1,647	12,632
		6,447,973

Utilities 4.2%
AES Corp.	24,499	422,118
ALLETE, Inc.	471	38,175
Alliant Energy Corp.	2,380	109,171
Ameren Corp.	3,220	229,393
American Electric Power Co., Inc.	6,762	548,736
American States Water Co.	314	22,335
American Water Works Co., Inc.	1,423	144,605
Aqua America, Inc.	1,168	41,978
Atmos Energy Corp.	1,016	100,432
Avangrid, Inc.	377	18,228
Avista Corp.	790	31,924
Black Hills Corp.	640	45,427
California Water Service Group	385	20,028
CenterPoint Energy, Inc.	6,675	201,184
Chesapeake Utilities Corp.	100	9,001
CMS Energy Corp.	3,388	184,307
Consolidated Edison, Inc.	4,539	374,240
Dominion Energy, Inc.	9,017	668,069
DTE Energy Co.	2,344	289,625
Duke Energy Corp.	10,596	950,037
Edison International	5,318	318,495
El Paso Electric Co.	471	25,340
Entergy Corp.	3,371	314,615
Evergy, Inc.	3,190	178,353
Eversource Energy	3,720	259,693
Exelon Corp.	16,978	824,961

12
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
FirstEnergy Corp.	7,562	308,151
Hawaiian Electric Industries, Inc.	1,508	57,726
IDACORP, Inc.	430	42,316
MDU Resources Group, Inc.	3,042	80,370
MGE Energy, Inc.	316	20,199
National Fuel Gas Co.	936	56,338
New Jersey Resources Corp.	896	43,366
NextEra Energy, Inc.	3,655	686,117
NiSource, Inc.	3,191	86,093
Northwest Natural Holding Co.	362	23,248
NorthWestern Corp.	604	41,398
NRG Energy, Inc.	3,465	144,421
OGE Energy Corp.	2,511	106,768
ONE Gas, Inc.	499	43,139
Ormat Technologies, Inc.	218	12,171
Otter Tail Corp.	424	21,319
Pattern Energy Group, Inc., Class A	559	11,661
PG&E Corp. *	11,588	197,344
Pinnacle West Capital Corp.	1,598	149,796
PNM Resources, Inc.	1,138	49,708
Portland General Electric Co.	1,224	61,371
PPL Corp.	12,638	406,564
Public Service Enterprise Group, Inc.	7,219	424,549
Sempra Energy	2,722	327,838
South Jersey Industries, Inc.	788	22,813
Southwest Gas Holdings, Inc.	501	41,052
Spire, Inc.	399	31,649
The Southern Co.	14,818	736,306
UGI Corp.	2,290	125,721
Vistra Energy Corp. *	5,888	153,323
WEC Energy Group, Inc.	2,795	213,203
Xcel Energy, Inc.	6,477	355,328
		11,451,836
Total Common Stock
(Cost $242,608,636)		275,520,964

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(a)	469	203
Total Rights
(Cost $203)		203

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Core S&P Total U.S. Stock Market ETF	900	57,348

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (d)	74,481	74,481

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (d)	153,055	153,055
Total Other Investment Companies
(Cost $284,251)		284,884

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	5	696,175	8,169
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $146,283.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

13
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.6%
Adient plc	107,115	2,082,316
Aptiv plc	54,397	4,520,935
BorgWarner, Inc.	63,885	2,594,370
Cooper Tire & Rubber Co.	38,761	1,238,801
Dana, Inc.	63,268	1,249,543
Ford Motor Co.	2,314,215	20,295,665
Garrett Motion, Inc. *	10,836	181,395
General Motors Co.	718,020	28,347,430
Gentex Corp.	47,771	971,662
Harley-Davidson, Inc.	61,188	2,271,298
Lear Corp.	23,579	3,585,658
Tenneco, Inc., Class A	28,458	984,647
The Goodyear Tire & Rubber Co.	168,210	3,327,194
Thor Industries, Inc.	14,237	919,283
Visteon Corp. *	22,647	1,939,942
		74,510,139

Banks 4.7%
Bank of America Corp.	888,750	25,844,850
BB&T Corp.	116,676	5,946,976
CIT Group, Inc.	35,353	1,801,942
Citigroup, Inc.	496,095	31,740,158
Citizens Financial Group, Inc.	72,980	2,695,881
Comerica, Inc.	19,698	1,715,893
Fifth Third Bancorp	162,031	4,468,815
First Republic Bank	9,862	1,035,313
Huntington Bancshares, Inc.	118,900	1,713,349
JPMorgan Chase & Co.	503,139	52,507,586
KeyCorp	121,646	2,148,268
M&T Bank Corp.	17,043	2,949,462
New York Community Bancorp, Inc.	136,622	1,709,141
People's United Financial, Inc.	57,980	1,029,725
Regions Financial Corp.	170,286	2,792,690
SunTrust Banks, Inc.	76,673	4,973,778
The PNC Financial Services Group, Inc.	69,522	8,761,162
U.S. Bancorp	292,527	15,120,721
Wells Fargo & Co.	989,407	49,361,515
		218,317,225

Capital Goods 8.3%
3M Co.	103,887	21,545,125
AECOM *	55,610	1,721,686
AGCO Corp.	37,824	2,556,146
Allison Transmission Holdings, Inc.	26,502	1,317,149
AMETEK, Inc.	27,663	2,201,422
Arcosa, Inc.	21,281	712,701
Carlisle Cos., Inc.	12,709	1,564,224
Caterpillar, Inc.	124,051	17,037,164
Cummins, Inc.	52,291	8,057,520
Deere & Co.	86,280	14,153,371
Donaldson Co., Inc.	20,933	1,079,933
Dover Corp.	37,414	3,387,089
Eaton Corp. plc	115,543	9,216,865
EMCOR Group, Inc.	18,759	1,353,087
Security	Number of Shares	Value ($)
Emerson Electric Co.	174,557	11,896,060
Fastenal Co.	48,067	3,025,337
Flowserve Corp.	48,824	2,168,274
Fluor Corp.	115,219	4,332,234
Fortive Corp.	31,181	2,543,434
Fortune Brands Home & Security, Inc.	30,558	1,439,893
GATX Corp.	12,889	1,024,676
General Dynamics Corp.	58,357	9,933,529
General Electric Co.	5,176,028	53,778,931
Harris Corp.	16,348	2,696,276
HD Supply Holdings, Inc. *	26,801	1,152,711
Honeywell International, Inc.	111,532	17,183,735
Hubbell, Inc.	14,179	1,673,831
Huntington Ingalls Industries, Inc.	7,559	1,582,930
IDEX Corp.	9,099	1,311,166
Illinois Tool Works, Inc.	79,693	11,482,167
Ingersoll-Rand plc	46,618	4,920,996
Jacobs Engineering Group, Inc.	49,516	3,653,290
Johnson Controls International plc	129,590	4,570,639
L3 Technologies, Inc.	17,807	3,770,632
Lincoln Electric Holdings, Inc.	16,191	1,399,226
Lockheed Martin Corp.	37,977	11,750,464
Masco Corp.	39,181	1,471,638
MSC Industrial Direct Co., Inc., Class A	12,557	1,059,936
Northrop Grumman Corp.	35,250	10,221,090
Oshkosh Corp.	29,174	2,270,029
Owens Corning	32,715	1,633,460
PACCAR, Inc.	97,590	6,616,602
Parker-Hannifin Corp.	31,302	5,514,160
Pentair plc	34,729	1,477,372
Quanta Services, Inc.	69,086	2,462,225
Raytheon Co.	52,618	9,813,257
Regal Beloit Corp.	13,294	1,113,505
Resideo Technologies, Inc. *	18,138	466,147
Rockwell Automation, Inc.	19,035	3,398,890
Roper Technologies, Inc.	6,588	2,132,206
Snap-on, Inc.	11,076	1,772,160
Spirit AeroSystems Holdings, Inc., Class A	20,609	2,036,169
Stanley Black & Decker, Inc.	31,650	4,191,409
Terex Corp.	34,372	1,154,555
Textron, Inc.	59,992	3,257,566
The Boeing Co.	61,058	26,863,078
The Timken Co.	27,863	1,208,976
TransDigm Group, Inc. *	6,723	2,918,387
Trinity Industries, Inc.	61,528	1,440,370
United Rentals, Inc. *	23,609	3,177,535
United Technologies Corp.	207,252	26,045,359
Valmont Industries, Inc.	8,267	1,129,190
W.W. Grainger, Inc.	13,246	4,036,983
WABCO Holdings, Inc. *	9,450	1,299,659
Wabtec Corp.	39,991	2,929,741
Watsco, Inc.	6,614	951,688
WESCO International, Inc. *	28,357	1,544,039
Xylem, Inc.	20,321	1,535,252
		380,336,546

Commercial & Professional Services 0.6%
ABM Industries, Inc.	33,124	1,181,202
Cintas Corp.	11,539	2,383,957

14
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Equifax, Inc.	14,204	1,555,480
IHS Markit Ltd. *	20,610	1,095,834
KAR Auction Services, Inc.	19,310	910,466
ManpowerGroup, Inc.	43,511	3,665,802
Nielsen Holdings plc	110,022	2,882,576
Pitney Bowes, Inc.	151,493	1,089,235
Republic Services, Inc.	42,365	3,322,687
Robert Half International, Inc.	33,169	2,261,794
Verisk Analytics, Inc. *	9,263	1,171,121
Waste Management, Inc.	74,944	7,588,080
		29,108,234

Consumer Durables & Apparel 1.3%
Brunswick Corp.	18,730	987,820
Capri Holdings Ltd. *	48,787	2,224,687
Carter's, Inc.	12,292	1,197,733
D.R. Horton, Inc.	57,493	2,235,903
Fossil Group, Inc. *	85,656	1,339,660
Garmin Ltd.	24,036	2,018,303
Hanesbrands, Inc.	85,881	1,596,528
Hasbro, Inc.	20,638	1,752,166
Leggett & Platt, Inc.	37,482	1,702,432
Lennar Corp., Class A	38,636	1,853,755
Mattel, Inc. *	205,002	2,956,129
Mohawk Industries, Inc. *	11,984	1,631,262
Newell Brands, Inc.	82,865	1,344,899
NIKE, Inc., Class B	186,096	15,954,010
NVR, Inc. *	683	1,789,460
Polaris Industries, Inc.	17,215	1,467,235
PulteGroup, Inc.	78,000	2,106,000
PVH Corp.	17,340	1,991,326
Ralph Lauren Corp.	23,925	2,994,692
Tapestry, Inc.	81,156	2,835,591
VF Corp.	65,501	5,722,167
Whirlpool Corp.	31,630	4,475,961
		62,177,719

Consumer Services 1.9%
Aramark	56,346	1,707,284
Brinker International, Inc.	24,101	1,103,103
Carnival Corp.	93,523	5,401,889
Chipotle Mexican Grill, Inc. *	4,659	2,830,482
Darden Restaurants, Inc.	21,913	2,456,667
Domino's Pizza, Inc.	3,958	993,221
H&R Block, Inc.	52,727	1,273,357
Hilton Worldwide Holdings, Inc.	19,844	1,649,036
Las Vegas Sands Corp.	73,538	4,517,439
Marriott International, Inc., Class A	17,545	2,197,862
McDonald's Corp.	160,882	29,576,547
MGM Resorts International	83,096	2,222,818
Norwegian Cruise Line Holdings Ltd. *	22,474	1,247,981
Royal Caribbean Cruises Ltd.	25,077	2,971,123
Service Corp. International	25,583	1,057,601
Starbucks Corp.	152,125	10,688,303
The Wendy's Co.	60,474	1,048,014
Wyndham Destinations, Inc.	28,810	1,297,314
Wyndham Hotels & Resorts, Inc.	28,797	1,513,858
Wynn Resorts Ltd.	16,673	2,109,801
Yum China Holdings, Inc.	56,657	2,363,730
Yum! Brands, Inc.	76,019	7,183,796
		87,411,226

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	8,101	887,951
AGNC Investment Corp.	77,052	1,359,968
Security	Number of Shares	Value ($)
Ally Financial, Inc.	251,841	6,822,373
American Express Co.	168,119	18,113,141
Ameriprise Financial, Inc.	46,235	6,085,913
Annaly Capital Management, Inc.	236,996	2,400,769
Berkshire Hathaway, Inc., Class B *	278,006	55,962,608
BlackRock, Inc.	14,434	6,397,437
Capital One Financial Corp.	160,016	13,374,137
CME Group, Inc.	26,333	4,790,236
Discover Financial Services	122,044	8,739,571
Franklin Resources, Inc.	143,048	4,664,795
Intercontinental Exchange, Inc.	26,414	2,037,840
Invesco Ltd.	130,995	2,534,753
Jefferies Financial Group, Inc.	70,896	1,437,062
Lazard Ltd., Class A	21,218	794,190
Legg Mason, Inc.	53,062	1,552,064
LPL Financial Holdings, Inc.	20,477	1,544,171
Moody's Corp.	16,490	2,854,749
Morgan Stanley	142,856	5,997,095
MSCI, Inc.	7,438	1,373,947
Nasdaq, Inc.	12,031	1,101,679
Navient Corp.	283,092	3,459,384
Northern Trust Corp.	21,941	2,044,901
Raymond James Financial, Inc.	12,719	1,050,335
S&P Global, Inc.	19,655	3,938,272
Santander Consumer USA Holdings, Inc.	61,168	1,256,391
SEI Investments Co.	16,450	867,738
SLM Corp. *	151,485	1,673,909
State Street Corp.	70,590	5,073,303
Synchrony Financial	229,587	7,486,832
T. Rowe Price Group, Inc.	45,913	4,611,043
TD Ameritrade Holding Corp.	24,399	1,374,396
The Bank of New York Mellon Corp.	155,391	8,154,920
The Charles Schwab Corp. (a)	53,513	2,462,133
The Goldman Sachs Group, Inc.	96,366	18,955,192
Voya Financial, Inc.	55,385	2,800,819
Waddell & Reed Financial, Inc., Class A	54,083	1,001,076
		217,037,093

Energy 11.1%
Anadarko Petroleum Corp.	110,119	4,790,177
Apache Corp.	178,031	5,907,069
Baker Hughes a GE Co.	151,248	3,989,922
Chevron Corp.	835,711	99,934,321
CNX Resources Corp. *	69,358	735,195
Concho Resources, Inc.	11,599	1,275,890
ConocoPhillips	470,719	31,938,284
Devon Energy Corp.	77,761	2,294,727
EOG Resources, Inc.	63,915	6,008,010
EQT Corp.	29,797	539,922
Equitrans Midstream Corp. *	24,172	426,394
Exxon Mobil Corp.	2,057,096	162,572,297
Halliburton Co.	245,218	7,525,740
Helmerich & Payne, Inc.	36,917	2,000,901
Hess Corp.	151,915	8,788,283
HollyFrontier Corp.	114,908	5,883,290
Kinder Morgan, Inc.	586,635	11,239,927
Marathon Oil Corp.	418,730	6,950,918
Marathon Petroleum Corp.	344,332	21,352,027
Murphy Oil Corp.	123,510	3,569,439
Nabors Industries Ltd.	395,725	1,282,149
National Oilwell Varco, Inc.	224,526	6,318,162
Noble Corp. plc *	475,077	1,429,982
Noble Energy, Inc.	110,398	2,445,316
Occidental Petroleum Corp.	219,646	14,529,583
Oceaneering International, Inc. *	82,263	1,270,963
ONEOK, Inc.	36,363	2,336,686
Patterson-UTI Energy, Inc.	83,934	1,112,965

15
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
PBF Energy, Inc., Class A	63,301	1,966,762
Phillips 66	271,779	26,188,624
Pioneer Natural Resources Co.	14,374	2,026,015
QEP Resources, Inc. *	130,219	1,010,499
Rowan Cos. plc, Class A *	69,891	790,467
Schlumberger Ltd.	396,558	17,472,346
SM Energy Co.	49,935	815,938
Targa Resources Corp.	33,538	1,349,569
The Williams Cos., Inc.	197,294	5,265,777
Transocean Ltd. *	418,689	3,420,689
Valero Energy Corp.	301,995	24,630,712
Weatherford International plc *	1,483,029	957,444
World Fuel Services Corp.	239,544	6,632,973
		510,976,354

Food & Staples Retailing 3.2%
Casey's General Stores, Inc.	14,449	1,946,858
Costco Wholesale Corp.	106,850	23,372,369
Performance Food Group Co. *	35,870	1,382,071
Rite Aid Corp. *	1,180,114	873,284
SpartanNash Co.	55,726	1,057,680
Sysco Corp.	125,325	8,465,704
The Kroger Co.	544,945	15,983,237
United Natural Foods, Inc. *	57,832	868,058
US Foods Holding Corp. *	75,750	2,669,430
Walgreens Boots Alliance, Inc.	275,782	19,632,921
Walmart, Inc.	709,358	70,219,348
		146,470,960

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	336,184	17,619,403
Archer-Daniels-Midland Co.	422,376	17,950,980
Brown-Forman Corp., Class B	44,203	2,187,607
Bunge Ltd.	135,603	7,197,807
Campbell Soup Co.	40,866	1,471,993
Conagra Brands, Inc.	102,443	2,394,093
Constellation Brands, Inc., Class A	12,039	2,036,517
Dean Foods Co.	132,653	531,939
Flowers Foods, Inc.	51,959	1,063,601
General Mills, Inc.	198,218	9,342,014
Hormel Foods Corp.	51,519	2,233,864
Ingredion, Inc.	20,451	1,890,695
Kellogg Co.	50,935	2,865,603
McCormick & Co., Inc. Non-Voting Shares	14,969	2,035,485
Molson Coors Brewing Co., Class B	34,092	2,102,113
Mondelez International, Inc., Class A	392,991	18,533,456
Monster Beverage Corp. *	28,537	1,821,517
PepsiCo, Inc.	274,913	31,790,939
Philip Morris International, Inc.	367,076	31,913,587
Sanderson Farms, Inc.	9,892	1,139,558
The Coca-Cola Co.	673,663	30,543,880
The Hershey Co.	23,552	2,606,735
The J.M. Smucker Co.	32,106	3,400,347
The Kraft Heinz Co.	117,365	3,895,344
Tyson Foods, Inc., Class A	111,215	6,857,517
		205,426,594

Health Care Equipment & Services 5.8%
Abbott Laboratories	181,996	14,126,529
AmerisourceBergen Corp.	29,743	2,477,592
Anthem, Inc.	82,645	24,853,831
Baxter International, Inc.	59,414	4,440,008
Becton Dickinson & Co.	24,042	5,981,409
Boston Scientific Corp. *	52,592	2,109,991
Cardinal Health, Inc.	213,422	11,597,351
Security	Number of Shares	Value ($)
Centene Corp. *	42,252	2,572,724
Cerner Corp. *	35,689	1,996,800
Cigna Corp.	104,305	18,194,964
Community Health Systems, Inc. *	389,761	1,929,317
Covetrus, Inc. *	16,347	584,896
CVS Health Corp.	697,646	40,344,868
Danaher Corp.	52,528	6,672,107
DaVita, Inc. *	42,267	2,404,992
DENTSPLY SIRONA, Inc.	38,131	1,592,351
Edwards Lifesciences Corp. *	12,757	2,159,633
HCA Healthcare, Inc.	74,333	10,335,260
Henry Schein, Inc. *	41,027	2,432,901
Humana, Inc.	37,875	10,795,890
Intuitive Surgical, Inc. *	4,150	2,272,581
Laboratory Corp. of America Holdings *	14,175	2,101,302
Magellan Health, Inc. *	14,653	998,016
McKesson Corp.	109,868	13,970,815
MEDNAX, Inc. *	27,176	894,362
Medtronic plc	196,122	17,749,041
Molina Healthcare, Inc. *	10,974	1,477,430
Owens & Minor, Inc.	132,344	825,827
Patterson Cos., Inc.	54,098	1,219,910
Quest Diagnostics, Inc.	39,201	3,392,847
ResMed, Inc.	12,947	1,326,161
Stryker Corp.	29,330	5,528,998
Tenet Healthcare Corp. *	60,178	1,719,887
UnitedHealth Group, Inc.	142,936	34,621,958
Universal Health Services, Inc., Class B	22,555	3,131,311
Varian Medical Systems, Inc. *	14,600	1,961,656
WellCare Health Plans, Inc. *	7,692	1,950,537
Zimmer Biomet Holdings, Inc.	26,010	3,228,361
		265,974,414

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	39,354	2,589,493
Colgate-Palmolive Co.	140,492	9,254,208
Herbalife Nutrition Ltd. *	23,847	1,337,817
Kimberly-Clark Corp.	57,366	6,702,070
Nu Skin Enterprises, Inc., Class A	17,184	1,032,930
The Clorox Co.	16,400	2,591,692
The Estee Lauder Cos., Inc., Class A	23,100	3,625,314
The Procter & Gamble Co.	612,892	60,400,507
		87,534,031

Insurance 3.8%
Aflac, Inc.	201,400	9,896,796
Alleghany Corp.	3,130	2,012,465
American Financial Group, Inc.	13,427	1,338,135
American International Group, Inc.	678,189	29,297,765
Aon plc	46,476	7,972,028
Arch Capital Group Ltd. *	48,953	1,599,294
Arthur J. Gallagher & Co.	21,549	1,729,954
Assurant, Inc.	26,254	2,703,899
Assured Guaranty Ltd.	49,978	2,087,081
Axis Capital Holdings Ltd.	35,713	2,038,141
Chubb Ltd.	63,550	8,509,345
Cincinnati Financial Corp.	25,576	2,220,508
CNO Financial Group, Inc.	76,117	1,296,273
Everest Re Group Ltd.	13,610	3,077,357
Fidelity National Financial, Inc.	53,135	1,864,507
First American Financial Corp.	23,957	1,216,776
Genworth Financial, Inc., Class A *	471,742	1,825,642
Lincoln National Corp.	58,165	3,636,476
Loews Corp.	93,360	4,445,803
Markel Corp. *	1,168	1,173,700
Marsh & McLennan Cos., Inc.	75,501	7,023,103

16
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
MetLife, Inc.	197,728	8,935,328
Old Republic International Corp.	59,917	1,249,869
Principal Financial Group, Inc.	57,993	3,052,752
Prudential Financial, Inc.	93,537	8,965,521
Reinsurance Group of America, Inc.	14,139	2,042,944
RenaissanceRe Holdings Ltd.	13,933	2,048,848
The Allstate Corp.	110,323	10,412,285
The Hartford Financial Services Group, Inc.	112,677	5,561,737
The Progressive Corp.	88,446	6,447,713
The Travelers Cos., Inc.	140,406	18,661,361
Torchmark Corp.	19,694	1,625,937
Unum Group	60,805	2,271,675
W.R. Berkley Corp.	22,437	1,877,079
White Mountains Insurance Group Ltd.	1,630	1,531,206
Willis Towers Watson plc	9,508	1,635,566
		173,284,869

Materials 3.3%
Air Products & Chemicals, Inc.	28,776	5,213,636
Albemarle Corp.	15,773	1,439,917
Alcoa Corp. *	113,575	3,350,462
AptarGroup, Inc.	10,559	1,074,167
Ashland Global Holdings, Inc.	19,752	1,528,410
Avery Dennison Corp.	17,284	1,867,363
Ball Corp.	44,681	2,447,625
Bemis Co., Inc.	34,118	1,804,842
Celanese Corp., Series A	21,022	2,150,340
CF Industries Holdings, Inc.	79,321	3,347,346
Commercial Metals Co.	70,041	1,159,179
Crown Holdings, Inc. *	24,560	1,333,362
Domtar Corp.	45,089	2,295,481
DowDuPont, Inc.	313,341	16,679,141
Eastman Chemical Co.	37,804	3,126,013
Ecolab, Inc.	33,053	5,582,982
FMC Corp.	15,268	1,366,486
Freeport-McMoRan, Inc.	392,200	5,059,380
Graphic Packaging Holding Co.	99,962	1,217,537
Huntsman Corp.	64,854	1,607,731
International Flavors & Fragrances, Inc.	12,339	1,573,223
International Paper Co.	120,589	5,525,388
Linde plc	112,566	19,500,934
LyondellBasell Industries N.V., Class A	162,067	13,859,970
Martin Marietta Materials, Inc.	8,101	1,521,368
Newmont Mining Corp.	101,439	3,461,099
Nucor Corp.	102,293	6,195,887
Owens-Illinois, Inc.	68,122	1,356,990
Packaging Corp. of America	17,037	1,628,567
PPG Industries, Inc.	56,516	6,328,097
Reliance Steel & Aluminum Co.	34,170	3,049,673
RPM International, Inc.	23,790	1,376,727
Sealed Air Corp.	34,667	1,512,175
Sonoco Products Co.	29,177	1,689,057
Steel Dynamics, Inc.	47,718	1,780,836
The Mosaic Co.	220,072	6,881,651
The Sherwin-Williams Co.	8,241	3,570,001
United States Steel Corp.	56,978	1,276,877
Vulcan Materials Co.	12,579	1,402,055
Westrock Co.	67,645	2,528,570
		149,670,545

Media & Entertainment 4.2%
Activision Blizzard, Inc.	86,343	3,638,494
Alphabet, Inc., Class A *	17,042	19,198,665
Alphabet, Inc., Class C *	17,288	19,361,177
CBS Corp., Class B Non-Voting Shares	154,667	7,765,830
Charter Communications, Inc., Class A *	12,150	4,190,657
Security	Number of Shares	Value ($)
Cinemark Holdings, Inc.	26,030	979,509
Comcast Corp., Class A	1,002,730	38,775,569
Discovery, Inc., Class A *	63,399	1,832,231
Discovery, Inc., Class C *	146,774	3,999,592
DISH Network Corp., Class A *	50,253	1,633,725
Electronic Arts, Inc. *	20,585	1,971,631
Facebook, Inc., Class A *	54,062	8,728,310
IAC/InterActiveCorp *	7,332	1,562,083
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,220	1,031,498
Liberty Media Corp. - Liberty SiriusXM, Class C *	48,952	2,017,312
News Corp., Class A	122,872	1,599,793
News Corp., Class B	40,456	538,469
Omnicom Group, Inc.	54,712	4,141,698
TEGNA, Inc.	87,656	1,154,430
The Interpublic Group of Cos., Inc.	72,944	1,679,900
The Walt Disney Co.	337,968	38,136,309
Tribune Media Co., Class A	31,407	1,451,946
Twenty-First Century Fox, Inc., Class A	247,529	12,482,887
Twenty-First Century Fox, Inc., Class B	112,928	5,664,469
Viacom, Inc., Class B	321,047	9,380,993
		192,917,177

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	170,949	13,545,999
Agilent Technologies, Inc.	33,541	2,664,497
Alexion Pharmaceuticals, Inc. *	9,984	1,351,135
Allergan plc	32,575	4,485,903
Amgen, Inc.	105,759	20,102,671
Biogen, Inc. *	19,489	6,392,587
Bristol-Myers Squibb Co.	204,943	10,587,355
Celgene Corp. *	92,360	7,676,963
Eli Lilly & Co. (b)	126,287	15,948,785
Gilead Sciences, Inc.	340,814	22,159,726
IQVIA Holdings, Inc. *	11,806	1,654,021
Johnson & Johnson	409,516	55,956,266
Mallinckrodt plc *	58,088	1,449,876
Merck & Co., Inc.	605,819	49,247,026
Mettler-Toledo International, Inc. *	2,472	1,683,210
Mylan N.V. *	85,610	2,259,248
Perrigo Co., plc	17,254	840,270
Pfizer, Inc.	1,462,213	63,386,934
Regeneron Pharmaceuticals, Inc. *	3,388	1,459,347
Thermo Fisher Scientific, Inc.	30,270	7,857,184
United Therapeutics Corp. *	12,354	1,560,187
Waters Corp. *	7,725	1,871,149
Zoetis, Inc.	21,426	2,018,972
		296,159,311

Real Estate 1.7%
American Tower Corp.	23,743	4,182,329
AvalonBay Communities, Inc.	12,176	2,369,815
Boston Properties, Inc.	22,135	2,937,093
Brixmor Property Group, Inc.	74,014	1,292,284
Camden Property Trust	11,150	1,093,703
CBRE Group, Inc., Class A *	38,177	1,899,687
CoreCivic, Inc.	65,053	1,377,823
Crown Castle International Corp.	28,883	3,429,856
Digital Realty Trust, Inc.	17,682	2,000,188
Duke Realty Corp.	41,500	1,227,155
Equinix, Inc.	4,062	1,720,257
Equity Residential	46,742	3,444,418
Essex Property Trust, Inc.	4,737	1,325,602
HCP, Inc.	98,291	3,024,414
Hospitality Properties Trust	54,572	1,477,264

17
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Host Hotels & Resorts, Inc.	180,451	3,538,644
Iron Mountain, Inc.	71,937	2,548,009
Jones Lang LaSalle, Inc.	9,155	1,511,674
Kimco Realty Corp.	76,664	1,348,520
Mid-America Apartment Communities, Inc.	10,435	1,080,857
Outfront Media, Inc.	48,617	1,090,965
Park Hotels & Resorts, Inc.	29,798	930,890
Prologis, Inc.	47,146	3,303,049
Public Storage	11,652	2,464,281
Realogy Holdings Corp.	56,816	772,698
Realty Income Corp.	19,188	1,327,042
Senior Housing Properties Trust	67,732	877,129
Simon Property Group, Inc.	33,660	6,097,846
SL Green Realty Corp.	13,737	1,246,221
The Macerich Co.	23,445	1,022,202
UDR, Inc.	27,649	1,228,169
Ventas, Inc.	61,526	3,860,756
VEREIT, Inc.	154,402	1,230,584
Vornado Realty Trust	26,744	1,800,139
Welltower, Inc.	65,935	4,899,630
Weyerhaeuser Co.	118,472	2,948,768
		77,929,961

Retailing 5.0%
Abercrombie & Fitch Co., Class A	74,543	1,636,219
Advance Auto Parts, Inc.	13,837	2,238,550
Amazon.com, Inc. *	6,771	11,103,289
American Eagle Outfitters, Inc.	72,776	1,484,630
AutoNation, Inc. *	37,578	1,325,000
AutoZone, Inc. *	2,856	2,681,698
Bed Bath & Beyond, Inc.	350,022	5,855,868
Best Buy Co., Inc.	100,553	6,922,069
Big Lots, Inc.	39,123	1,233,548
Booking Holdings, Inc. *	3,400	5,769,936
CarMax, Inc. *	47,412	2,944,285
Chico's FAS, Inc.	145,371	848,967
Core-Mark Holding Co., Inc.	73,518	2,316,552
Dick's Sporting Goods, Inc.	54,554	2,130,879
Dillard's, Inc., Class A (b)	15,997	1,256,404
Dollar General Corp.	74,472	8,821,953
Dollar Tree, Inc. *	37,413	3,603,994
DSW, Inc., Class A	40,293	1,193,076
eBay, Inc.	151,323	5,621,649
Expedia Group, Inc.	15,263	1,882,081
Foot Locker, Inc.	68,428	4,072,835
GameStop Corp., Class A	205,937	2,409,463
Genuine Parts Co.	44,483	4,838,861
GNC Holdings, Inc., Class A *	374,053	1,114,678
Group 1 Automotive, Inc.	17,076	1,061,786
Kohl's Corp.	118,312	7,989,609
L Brands, Inc.	124,466	3,253,541
LKQ Corp. *	58,204	1,612,251
Lowe's Cos., Inc.	225,997	23,750,025
Macy's, Inc.	205,520	5,094,841
Murphy USA, Inc. *	35,004	2,722,261
Nordstrom, Inc.	59,993	2,836,469
O'Reilly Automotive, Inc. *	14,957	5,563,406
Office Depot, Inc.	550,052	1,908,680
Qurate Retail, Inc. *	191,021	3,440,288
Ross Stores, Inc.	50,037	4,745,009
Sally Beauty Holdings, Inc. *	64,176	1,159,660
Signet Jewelers Ltd.	44,837	1,260,368
Target Corp.	295,390	21,457,130
The Gap, Inc.	134,037	3,404,540
The Home Depot, Inc.	187,148	34,648,581
The TJX Cos., Inc.	263,137	13,496,297
Tiffany & Co.	21,345	2,028,629
Security	Number of Shares	Value ($)
Tractor Supply Co.	32,911	3,138,064
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,813	1,191,524
Urban Outfitters, Inc. *	31,631	975,816
Williams-Sonoma, Inc.	32,618	1,897,063
		231,942,322

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	30,672	3,280,677
Applied Materials, Inc.	137,330	5,265,232
Broadcom, Inc.	12,343	3,398,768
First Solar, Inc. *	19,645	1,032,345
Intel Corp.	1,080,304	57,212,900
KLA-Tencor Corp.	29,467	3,403,144
Lam Research Corp.	16,454	2,897,385
Marvell Technology Group Ltd.	94,433	1,883,938
Maxim Integrated Products, Inc.	36,590	1,991,594
Microchip Technology, Inc.	18,259	1,586,159
Micron Technology, Inc. *	136,237	5,569,368
NVIDIA Corp.	15,591	2,405,068
NXP Semiconductor N.V.	29,841	2,725,080
ON Semiconductor Corp. *	49,717	1,067,921
Qorvo, Inc. *	24,070	1,688,270
QUALCOMM, Inc.	420,594	22,455,514
Skyworks Solutions, Inc.	23,386	1,909,701
Texas Instruments, Inc.	132,419	14,007,282
Xilinx, Inc.	31,850	3,990,805
		137,771,151

Software & Services 6.2%
Accenture plc, Class A	77,009	12,427,712
Adobe, Inc. *	11,918	3,128,475
Akamai Technologies, Inc. *	20,262	1,411,451
Alliance Data Systems Corp.	10,161	1,757,853
Amdocs Ltd.	35,982	1,999,520
Autodesk, Inc. *	8,368	1,364,068
Automatic Data Processing, Inc.	43,480	6,653,744
Booz Allen Hamilton Holding Corp.	34,197	1,807,653
Broadridge Financial Solutions, Inc.	11,463	1,160,629
CACI International, Inc., Class A *	6,483	1,181,592
Citrix Systems, Inc.	17,020	1,795,610
Cognizant Technology Solutions Corp., Class A	71,090	5,045,968
Conduent, Inc. *	68,434	1,000,505
DXC Technology Co.	54,400	3,582,784
Fidelity National Information Services, Inc.	36,696	3,968,672
First Data Corp., Class A *	72,372	1,819,432
Fiserv, Inc. *	53,820	4,558,016
Genpact Ltd.	31,261	1,038,490
Global Payments, Inc.	10,825	1,411,364
International Business Machines Corp.	389,201	53,760,334
Intuit, Inc.	21,962	5,427,469
Jack Henry & Associates, Inc.	7,293	967,271
Leidos Holdings, Inc.	32,657	2,109,316
Mastercard, Inc., Class A	51,751	11,632,072
Microsoft Corp.	760,507	85,199,599
Oracle Corp.	613,590	31,986,447
Paychex, Inc.	37,448	2,884,245
PayPal Holdings, Inc. *	40,187	3,941,139
Red Hat, Inc. *	6,764	1,235,106
salesforce.com, Inc. *	8,345	1,365,659
Symantec Corp.	227,625	5,119,286
Teradata Corp. *	43,980	2,127,313

18
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
The Western Union Co.	172,032	3,074,212
Total System Services, Inc.	15,529	1,465,938
Visa, Inc., Class A	99,374	14,719,277
		284,128,221

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	30,817	2,895,873
Anixter International, Inc. *	16,085	943,868
Apple, Inc.	870,470	150,721,880
ARRIS International plc *	35,927	1,138,167
Arrow Electronics, Inc. *	54,705	4,359,989
Avnet, Inc.	120,479	5,239,632
CDW Corp.	20,335	1,909,253
Cisco Systems, Inc.	793,643	41,086,898
CommScope Holding Co., Inc. *	45,331	1,056,666
Corning, Inc.	318,086	11,072,574
F5 Networks, Inc. *	10,380	1,745,293
FLIR Systems, Inc.	21,380	1,100,001
Hewlett Packard Enterprise Co.	567,881	9,301,891
HP, Inc.	379,193	7,481,478
Jabil, Inc.	109,408	3,107,187
Juniper Networks, Inc.	143,417	3,883,732
Keysight Technologies, Inc. *	18,708	1,579,142
Motorola Solutions, Inc.	54,519	7,802,759
NCR Corp. *	39,142	1,096,759
NetApp, Inc.	52,933	3,451,232
Sanmina Corp. *	47,837	1,527,914
SYNNEX Corp.	24,357	2,389,909
Tech Data Corp. *	40,463	4,136,128
Trimble, Inc. *	25,868	1,034,979
Western Digital Corp.	102,537	5,157,611
Xerox Corp.	119,406	3,689,645
		278,910,460

Telecommunication Services 3.8%
AT&T, Inc.	2,885,641	89,801,148
CenturyLink, Inc.	647,387	8,539,035
Frontier Communications Corp. *(b)	635,387	1,937,930
Sprint Corp. *	256,722	1,630,185
T-Mobile US, Inc. *	46,058	3,325,848
Telephone & Data Systems, Inc.	59,126	1,894,988
Verizon Communications, Inc.	1,181,514	67,251,777
Windstream Holdings, Inc. *(b)	342,744	137,098
		174,518,009

Transportation 2.3%
Alaska Air Group, Inc.	34,061	2,101,564
American Airlines Group, Inc.	212,753	7,580,389
Avis Budget Group, Inc. *	68,195	2,442,745
C.H. Robinson Worldwide, Inc.	39,784	3,595,678
CSX Corp.	133,995	9,737,417
Delta Air Lines, Inc.	44,531	2,207,847
Expeditors International of Washington, Inc.	44,679	3,348,691
FedEx Corp.	63,205	11,440,105
Hertz Global Holdings, Inc. *	146,067	2,789,880
J.B. Hunt Transport Services, Inc.	15,024	1,617,634
JetBlue Airways Corp. *	104,099	1,738,453
Kansas City Southern	16,605	1,803,967
Kirby Corp. *	13,884	1,030,471
Landstar System, Inc.	9,159	995,400
Norfolk Southern Corp.	52,245	9,367,529
Old Dominion Freight Line, Inc.	7,405	1,116,452
Ryder System, Inc.	33,059	2,054,947
Southwest Airlines Co.	34,172	1,914,999
Union Pacific Corp.	149,919	25,141,416
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	24,093	2,115,606
United Parcel Service, Inc., Class B	97,030	10,692,706
		104,833,896

Utilities 4.2%
AES Corp.	444,052	7,651,016
Alliant Energy Corp.	42,168	1,934,246
Ameren Corp.	58,838	4,191,619
American Electric Power Co., Inc.	121,977	9,898,434
American Water Works Co., Inc.	26,033	2,645,473
Atmos Energy Corp.	17,783	1,757,850
CenterPoint Energy, Inc.	122,275	3,685,368
CMS Energy Corp.	61,979	3,371,658
Consolidated Edison, Inc.	81,923	6,754,551
Dominion Energy, Inc.	162,400	12,032,216
DTE Energy Co.	42,121	5,204,471
Duke Energy Corp.	191,716	17,189,257
Edison International	95,896	5,743,211
Entergy Corp.	61,193	5,711,143
Evergy, Inc.	57,912	3,237,860
Eversource Energy	68,069	4,751,897
Exelon Corp.	306,191	14,877,821
FirstEnergy Corp.	137,786	5,614,779
MDU Resources Group, Inc.	54,025	1,427,341
NextEra Energy, Inc.	65,956	12,381,260
NiSource, Inc.	59,789	1,613,107
NRG Energy, Inc.	62,974	2,624,756
OGE Energy Corp.	46,524	1,978,200
PG&E Corp. *	212,305	3,615,554
Pinnacle West Capital Corp.	28,671	2,687,620
Portland General Electric Co.	22,477	1,126,997
PPL Corp.	227,909	7,331,833
Public Service Enterprise Group, Inc.	130,735	7,688,525
Sempra Energy	48,981	5,899,272
The Southern Co.	268,475	13,340,523
UGI Corp.	41,479	2,277,197
Vistra Energy Corp. *	104,737	2,727,351
WEC Energy Group, Inc.	50,550	3,855,954
Xcel Energy, Inc.	117,555	6,449,067
		193,277,427
Total Common Stock
(Cost $4,181,019,171)		4,580,623,884

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	2,735,067	2,735,067

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	5,588,785	5,588,785
Total Other Investment Companies
(Cost $8,323,852)		8,323,852

19
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/15/19	108	15,037,380	188,708
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,207,087.
(c)	The rate shown is the 7-day yield.
20
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	358,219	5,767,326
Cooper-Standard Holding, Inc. *	57,899	3,480,309
Dorman Products, Inc. *	40,179	3,250,481
Gentherm, Inc. *	59,138	2,424,658
LCI Industries	50,867	4,144,643
Modine Manufacturing Co. *	141,036	2,119,771
Standard Motor Products, Inc.	57,356	2,827,651
Superior Industries International, Inc.	238,089	1,473,771
Tesla, Inc. *	4,135	1,322,704
Tower International, Inc.	82,794	2,123,666
Winnebago Industries, Inc.	72,011	2,349,719
		31,284,699

Banks 6.3%
Associated Banc-Corp.	187,904	4,374,405
BancorpSouth Bank	67,803	2,209,700
Bank of Hawaii Corp.	54,688	4,496,994
Bank OZK	67,503	2,214,098
BankUnited, Inc.	129,290	4,717,792
Banner Corp.	20,077	1,247,384
BOK Financial Corp.	32,722	2,959,378
Capitol Federal Financial, Inc.	213,305	2,851,888
Cathay General Bancorp	62,456	2,425,791
Central Pacific Financial Corp.	41,681	1,216,252
Chemical Financial Corp.	33,036	1,514,040
Columbia Banking System, Inc.	59,194	2,242,269
Commerce Bancshares, Inc.	90,386	5,687,991
Community Bank System, Inc.	36,935	2,393,019
Cullen/Frost Bankers, Inc.	48,781	5,057,614
CVB Financial Corp.	84,860	1,933,959
East West Bancorp, Inc.	128,534	7,019,242
Essent Group Ltd. *	31,756	1,369,954
F.N.B. Corp.	304,414	3,726,027
First BanCorp (Puerto Rico)	177,603	2,044,210
First Citizens BancShares, Inc., Class A	6,519	2,846,065
First Commonwealth Financial Corp.	115,996	1,630,904
First Financial Bancorp	70,983	1,968,359
First Financial Bankshares, Inc.	32,431	2,103,150
First Hawaiian, Inc.	52,227	1,408,040
First Horizon National Corp.	214,899	3,358,871
First Midwest Bancorp, Inc.	70,666	1,635,918
Fulton Financial Corp.	267,097	4,588,726
Glacier Bancorp, Inc.	64,404	2,822,183
Great Western Bancorp, Inc.	56,934	2,137,872
Hancock Whitney Corp.	91,896	4,014,017
Home BancShares, Inc.	90,586	1,764,615
Hope Bancorp, Inc.	85,622	1,248,369
IBERIABANK Corp.	32,634	2,552,958
International Bancshares Corp.	67,423	2,752,207
Investors Bancorp, Inc.	221,972	2,790,188
MB Financial, Inc.	68,421	3,097,419
MGIC Investment Corp. *	206,058	2,674,633
National Bank Holdings Corp., Class A	47,335	1,710,213
NBT Bancorp, Inc.	52,825	2,040,630
Security	Number of Shares	Value ($)
Northwest Bancshares, Inc.	146,588	2,726,537
Ocwen Financial Corp. *	1,042,844	2,231,686
Old National Bancorp	168,114	2,989,067
PacWest Bancorp	114,129	4,681,572
Park National Corp.	19,179	1,920,777
Popular, Inc.	137,874	7,773,336
Prosperity Bancshares, Inc.	59,027	4,394,560
Provident Financial Services, Inc.	69,582	1,910,026
Radian Group, Inc.	215,971	4,397,170
Signature Bank	33,181	4,504,653
South State Corp.	17,476	1,241,495
SVB Financial Group *	23,046	5,696,049
Synovus Financial Corp.	137,247	5,445,961
TCF Financial Corp.	200,405	4,589,274
Texas Capital Bancshares, Inc. *	28,995	1,769,565
The Bank of NT Butterfield & Son Ltd.	37,379	1,522,820
Trustmark Corp.	90,800	3,221,584
UMB Financial Corp.	37,739	2,596,821
Umpqua Holdings Corp.	230,186	4,184,781
Union Bankshares Corp.	46,074	1,638,852
United Bankshares, Inc.	87,469	3,357,935
United Community Banks, Inc.	43,420	1,202,300
Valley National Bancorp	337,710	3,566,218
Walker & Dunlop, Inc.	25,079	1,399,408
Washington Federal, Inc.	148,143	4,545,027
Webster Financial Corp.	76,458	4,390,218
WesBanco, Inc.	25,898	1,098,852
Westamerica Bancorp	33,387	2,146,116
Western Alliance Bancorp *	36,180	1,674,049
Wintrust Financial Corp.	38,142	2,809,921
Zions Bancorp NA	133,307	6,811,988
		213,285,962

Capital Goods 12.8%
A.O. Smith Corp.	141,264	7,335,840
AAON, Inc.	34,183	1,362,534
AAR Corp.	117,482	4,291,617
Actuant Corp., Class A	210,462	5,145,796
Acuity Brands, Inc.	58,422	7,601,871
Aegion Corp. *	131,328	2,279,854
Air Lease Corp.	116,378	4,347,882
Aircastle Ltd.	149,870	2,976,418
Alamo Group, Inc.	19,931	1,914,173
Albany International Corp., Class A	31,780	2,464,539
Allegion plc	50,492	4,542,260
Altra Industrial Motion Corp.	52,931	1,683,735
American Woodmark Corp. *	24,042	2,048,378
Apogee Enterprises, Inc.	67,575	2,411,752
Applied Industrial Technologies, Inc.	101,073	5,876,384
Armstrong Flooring, Inc. *	190,841	2,736,660
Armstrong World Industries, Inc.	81,811	5,986,929
Astec Industries, Inc.	70,262	2,681,198
Atkore International Group, Inc. *	103,943	2,401,083
AZZ, Inc.	59,774	2,750,799
Barnes Group, Inc.	72,332	4,200,319
Beacon Roofing Supply, Inc. *	136,094	4,936,129
BMC Stock Holdings, Inc. *	136,020	2,602,063
Briggs & Stratton Corp.	208,068	2,727,771
Builders FirstSource, Inc. *	85,382	1,189,371

21
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
BWX Technologies, Inc.	100,764	5,274,995
Chart Industries, Inc. *	43,877	3,873,462
CIRCOR International, Inc. *	50,608	1,595,670
Colfax Corp. *	233,674	6,183,014
Comfort Systems USA, Inc.	66,977	3,591,307
Crane Co.	71,066	6,010,052
Cubic Corp.	49,342	3,044,401
Curtiss-Wright Corp.	57,940	7,143,423
DXP Enterprises, Inc. *	32,518	1,150,162
Dycom Industries, Inc. *	53,081	2,392,891
Encore Wire Corp.	76,325	4,521,493
EnerSys	101,702	7,507,642
EnPro Industries, Inc.	30,195	2,071,075
ESCO Technologies, Inc.	33,442	2,313,852
Esterline Technologies Corp. *	70,536	8,587,758
Federal Signal Corp.	108,498	2,666,881
Franklin Electric Co., Inc.	77,280	4,112,069
Generac Holdings, Inc. *	131,504	6,780,346
Gibraltar Industries, Inc. *	47,363	1,918,202
Global Brass & Copper Holdings, Inc.	63,397	2,139,649
GMS, Inc. *	61,889	1,209,930
Graco, Inc.	150,147	7,050,903
Granite Construction, Inc.	104,798	4,879,395
Griffon Corp.	144,366	2,575,489
H&E Equipment Services, Inc.	113,074	3,255,400
Harsco Corp. *	151,139	3,382,491
HEICO Corp.	10,223	958,202
HEICO Corp., Class A	19,658	1,572,443
Herc Holdings, Inc. *	70,583	3,105,652
Hexcel Corp.	122,559	8,841,406
Hillenbrand, Inc.	93,472	4,139,875
Hyster-Yale Materials Handling, Inc.	47,836	3,236,584
ITT, Inc.	133,760	7,725,978
John Bean Technologies Corp.	12,729	1,192,707
Kaman Corp.	49,707	3,060,957
KBR, Inc.	448,401	8,860,404
Kennametal, Inc.	180,827	6,815,370
Lennox International, Inc.	32,254	7,910,294
Lindsay Corp.	26,500	2,450,455
Masonite International Corp. *	60,277	3,342,360
MasTec, Inc. *	138,165	5,965,965
Maxar Technologies, Inc. (a)	168,985	1,133,349
Meritor, Inc. *	105,712	2,355,263
Milacron Holdings Corp. *	89,037	1,245,628
Moog, Inc., Class A	86,081	8,088,171
MRC Global, Inc. *	417,454	7,038,274
Mueller Industries, Inc.	285,595	9,438,915
Mueller Water Products, Inc., Class A	225,300	2,352,132
MYR Group, Inc. *	84,329	2,828,395
National Presto Industries, Inc.	15,834	1,775,625
Nordson Corp.	63,612	8,635,965
NOW, Inc. *	629,619	9,085,402
Primoris Services Corp.	128,003	2,991,430
Quanex Building Products Corp.	124,032	2,132,110
Raven Industries, Inc.	48,708	1,944,423
RBC Bearings, Inc. *	15,331	2,148,640
Rexnord Corp. *	152,482	4,066,695
Rush Enterprises, Inc., Class A	132,208	5,542,159
Simpson Manufacturing Co., Inc.	55,942	3,352,604
SPX FLOW, Inc. *	105,994	3,658,913
Standex International Corp.	22,115	1,813,651
Teledyne Technologies, Inc. *	36,179	8,539,691
Tennant Co.	40,920	2,586,144
Textainer Group Holdings Ltd. *	139,016	1,516,665
The Greenbrier Cos., Inc.	113,732	4,691,445
The Middleby Corp. *	44,567	5,463,469
The Toro Co.	121,553	8,336,105
Titan International, Inc.	230,387	1,442,223
Security	Number of Shares	Value ($)
Titan Machinery, Inc. *	90,364	1,735,892
Trex Co., Inc. *	22,136	1,659,093
TriMas Corp. *	74,669	2,414,049
Triton International Ltd.	86,688	2,852,902
Triumph Group, Inc.	259,504	6,010,113
Tutor Perini Corp. *	256,643	4,830,021
Univar, Inc. *	243,127	5,497,101
Universal Forest Products, Inc.	206,346	6,390,536
USG Corp.	99,363	4,283,539
Veritiv Corp. *	122,605	3,542,058
Wabash National Corp.	247,877	3,678,495
Watts Water Technologies, Inc., Class A	42,124	3,392,667
Welbilt, Inc. *	208,696	3,332,875
Woodward, Inc.	85,142	8,202,580
		434,931,366

Commercial & Professional Services 4.9%
ACCO Brands Corp.	331,831	3,086,028
Advanced Disposal Services, Inc. *	78,096	2,071,106
ASGN, Inc. *	53,899	3,471,635
Brady Corp., Class A	86,968	4,114,456
CBIZ, Inc. *	84,826	1,749,960
Cimpress N.V. *	19,034	1,570,305
Clean Harbors, Inc. *	104,855	7,130,140
Copart, Inc. *	136,027	7,980,704
CoStar Group, Inc. *	5,891	2,695,309
Covanta Holding Corp.	330,315	5,608,749
Deluxe Corp.	121,912	5,672,565
Exponent, Inc.	38,391	2,174,082
FTI Consulting, Inc. *	80,199	5,947,558
Healthcare Services Group, Inc.	97,523	3,723,428
Herman Miller, Inc.	140,398	5,149,799
HNI Corp.	137,438	5,309,230
Huron Consulting Group, Inc. *	62,000	2,840,840
ICF International, Inc.	34,839	2,631,041
Insperity, Inc.	29,487	3,723,324
Interface, Inc.	123,632	2,194,468
Kelly Services, Inc., Class A	298,867	7,211,661
Kforce, Inc.	86,557	3,203,475
Kimball International, Inc., Class B	103,009	1,616,211
Knoll, Inc.	113,932	2,410,801
Korn Ferry	64,567	3,150,224
LSC Communications, Inc.	664,402	5,620,841
Matthews International Corp., Class A	54,322	2,160,386
McGrath RentCorp	42,427	2,538,832
Mobile Mini, Inc.	54,236	1,953,038
MSA Safety, Inc.	36,422	3,765,671
Navigant Consulting, Inc.	111,614	2,298,132
Quad/Graphics, Inc.	189,122	2,759,290
R.R. Donnelley & Sons Co.	989,101	5,321,363
Rollins, Inc.	79,804	3,165,027
SP Plus Corp. *	46,492	1,599,325
Steelcase, Inc., Class A	365,734	6,404,002
Stericycle, Inc. *	132,205	5,893,699
Team, Inc. *	105,111	1,641,834
Tetra Tech, Inc.	97,194	5,833,584
The Brink's Co.	60,798	4,798,178
TransUnion	68,215	4,403,960
TrueBlue, Inc. *	141,951	3,267,712
UniFirst Corp.	27,854	4,005,962
Viad Corp.	47,609	2,756,561
		166,624,496

Consumer Durables & Apparel 4.1%
American Outdoor Brands Corp. *	247,204	3,102,410
Callaway Golf Co.	110,601	1,903,443

22
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Cavco Industries, Inc. *	6,190	856,882
Columbia Sportswear Co.	38,824	3,996,931
Crocs, Inc. *	125,982	3,235,218
Deckers Outdoor Corp. *	70,252	10,393,783
Ethan Allen Interiors, Inc.	102,486	2,057,919
G-III Apparel Group Ltd. *	126,309	4,497,864
GoPro, Inc., Class A *	386,033	2,250,572
Helen of Troy Ltd. *	49,675	5,569,064
iRobot Corp. *	25,807	3,227,423
KB Home	132,407	3,020,204
La-Z-Boy, Inc.	158,581	5,456,772
Lululemon Athletica, Inc. *	65,309	9,823,780
M.D.C Holdings, Inc.	129,842	3,744,641
M/I Homes, Inc. *	78,406	2,041,692
Meritage Homes Corp. *	105,444	4,623,719
Movado Group, Inc.	47,654	1,669,320
Oxford Industries, Inc.	35,145	2,777,509
Skechers U.S.A., Inc., Class A *	201,497	6,776,344
Steven Madden Ltd.	190,872	6,296,867
Sturm Ruger & Co., Inc.	57,854	3,294,785
Taylor Morrison Home Corp., Class A *	267,527	4,486,428
Tempur Sealy International, Inc. *	94,546	5,503,523
Toll Brothers, Inc.	194,585	6,927,226
TopBuild Corp. *	60,892	3,623,074
TRI Pointe Group, Inc. *	231,073	2,911,520
Tupperware Brands Corp.	217,155	6,538,537
Under Armour, Inc., Class A *	192,873	4,349,286
Under Armour, Inc., Class C *	192,702	3,869,456
Unifi, Inc. *	55,591	1,229,673
Universal Electronics, Inc. *	47,655	1,591,201
Vista Outdoor, Inc. *	394,068	3,511,146
Wolverine World Wide, Inc.	159,330	5,697,641
		140,855,853

Consumer Services 4.9%
Adtalem Global Education, Inc. *	172,309	8,305,294
American Public Education, Inc. *	50,784	1,640,831
BJ's Restaurants, Inc.	49,301	2,358,560
Bloomin' Brands, Inc.	243,429	5,034,112
Boyd Gaming Corp.	83,141	2,474,276
Bright Horizons Family Solutions, Inc. *	38,987	4,834,388
Caesars Entertainment Corp. *	157,907	1,361,158
Career Education Corp. *	162,210	2,695,930
Choice Hotels International, Inc.	41,270	3,294,997
Churchill Downs, Inc.	35,276	3,308,889
Cracker Barrel Old Country Store, Inc.	35,570	5,761,984
Dave & Buster's Entertainment, Inc.	44,233	2,270,480
Dine Brands Global, Inc.	42,678	4,233,658
Dunkin' Brands Group, Inc.	92,829	6,632,632
Extended Stay America, Inc.	342,769	6,252,106
Fiesta Restaurant Group, Inc. *	71,151	1,072,246
frontdoor, Inc. *	34,341	1,098,912
Graham Holdings Co., Class B	11,014	7,530,382
Grand Canyon Education, Inc. *	28,509	3,297,921
Hilton Grand Vacations, Inc. *	73,492	2,336,311
Houghton Mifflin Harcourt Co. *	548,046	4,335,044
Hyatt Hotels Corp., Class A	75,483	5,492,898
International Game Technology plc	364,592	6,289,212
International Speedway Corp., Class A	42,822	1,852,051
Jack in the Box, Inc.	65,643	5,286,887
K12, Inc. *	160,018	5,126,977
Laureate Education, Inc., Class A *	83,844	1,281,975
Marriott Vacations Worldwide Corp.	66,248	6,448,580
Penn National Gaming, Inc. *	220,316	5,474,853
Red Robin Gourmet Burgers, Inc. *	64,103	1,949,372
Red Rock Resorts, Inc., Class A	90,498	2,544,804
Regis Corp. *	202,949	3,671,347
Security	Number of Shares	Value ($)
SeaWorld Entertainment, Inc. *	210,519	5,745,063
ServiceMaster Global Holdings, Inc. *	67,391	3,043,377
Six Flags Entertainment Corp.	126,176	7,029,265
Sotheby's *	82,671	3,626,777
Strategic Education, Inc.	43,281	5,660,289
Texas Roadhouse, Inc.	85,299	5,400,280
The Cheesecake Factory, Inc.	132,532	6,268,764
Vail Resorts, Inc.	20,811	4,336,804
Weight Watchers International, Inc. *	77,920	1,576,322
		168,236,008

Diversified Financials 4.2%
Artisan Partners Asset Management, Inc., Class A	39,123	1,028,935
BGC Partners, Inc., Class A	355,322	2,178,124
Cannae Holdings, Inc. *	339,389	7,778,796
Capstead Mortgage Corp.	265,605	2,204,521
Cboe Global Markets, Inc.	63,089	6,050,866
Chimera Investment Corp.	356,533	6,592,295
Cohen & Steers, Inc.	28,992	1,210,706
Credit Acceptance Corp. *	11,007	4,841,539
Donnelley Financial Solutions, Inc. *	157,570	2,239,070
E*TRADE Financial Corp.	133,068	6,519,001
Eaton Vance Corp.	148,896	6,231,298
Encore Capital Group, Inc. *	48,808	1,669,234
Enova International, Inc. *	72,646	1,853,926
Evercore, Inc., Class A	46,330	4,266,993
EZCORP, Inc., Class A *	213,854	2,089,353
FactSet Research Systems, Inc.	28,212	6,634,616
Federated Investors, Inc., Class B	248,299	7,386,895
FirstCash, Inc.	34,557	3,029,267
Green Dot Corp., Class A *	15,672	1,011,628
Greenhill & Co., Inc.	105,978	2,494,722
Invesco Mortgage Capital, Inc.	234,194	3,728,368
Ladder Capital Corp., Class A	87,356	1,602,983
MarketAxess Holdings, Inc.	12,613	3,076,058
MFA Financial, Inc.	666,128	4,842,750
Morningstar, Inc.	21,977	2,781,409
Nelnet, Inc., Class A	48,779	2,674,065
New Residential Investment Corp.	401,532	6,641,339
New York Mortgage Trust, Inc.	362,271	2,173,626
OneMain Holdings, Inc.	142,918	4,716,294
PennyMac Mortgage Investment Trust	186,473	3,800,320
Piper Jaffray Cos.	18,832	1,317,487
PRA Group, Inc. *	106,892	3,440,853
Redwood Trust, Inc.	177,208	2,711,282
Starwood Property Trust, Inc.	334,516	7,503,194
Stifel Financial Corp.	58,683	3,194,116
Two Harbors Investment Corp.	464,254	6,439,203
Virtus Investment Partners, Inc.	13,173	1,347,730
World Acceptance Corp. *	31,055	3,819,765
		143,122,627

Energy 4.4%
Antero Resources Corp. *	443,032	3,836,657
Archrock, Inc.	316,842	3,092,378
Bristow Group, Inc. *(b)	560,183	661,016
Cabot Oil & Gas Corp.	360,134	8,866,499
CARBO Ceramics, Inc. *(b)	273,891	1,117,475
Chesapeake Energy Corp. *	2,153,739	6,375,067
Cimarex Energy Co.	70,591	5,076,199
Cloud Peak Energy, Inc. *	2,068,833	1,075,793
Continental Resources, Inc. *	68,097	3,037,807
CVR Energy, Inc.	94,830	3,844,408
Delek US Holdings, Inc.	163,831	5,796,341
Denbury Resources, Inc. *	875,451	1,680,866

23
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Diamond Offshore Drilling, Inc. *	571,601	5,458,790
Dril-Quip, Inc. *	122,110	5,203,107
Exterran Corp. *	125,670	2,145,187
Forum Energy Technologies, Inc. *	328,422	1,914,700
Frank's International N.V. *	190,469	1,192,336
Golar LNG Ltd.	65,033	1,342,281
Green Plains, Inc.	308,376	4,810,666
Helix Energy Solutions Group, Inc. *	315,930	2,337,882
International Seaways, Inc. *	72,691	1,209,578
KLX Energy Services Holdings, Inc. *	20,736	546,601
Kosmos Energy Ltd. *	299,054	1,913,946
Matrix Service Co. *	126,172	2,635,733
McDermott International, Inc. *	526,963	4,468,646
Newpark Resources, Inc. *	313,831	2,774,266
Nordic American Tankers Ltd.	1,183,816	2,687,262
Oasis Petroleum, Inc. *	531,655	2,971,951
Oil States International, Inc. *	261,650	4,484,681
Parsley Energy, Inc., Class A *	46,845	849,768
PDC Energy, Inc. *	60,399	2,238,991
Peabody Energy Corp.	123,273	3,802,972
Range Resources Corp.	544,103	5,821,902
Renewable Energy Group, Inc. *	165,096	4,386,601
REX American Resources Corp. *	27,236	2,170,982
RPC, Inc.	156,221	1,679,376
Scorpio Tankers, Inc.	103,230	1,900,464
SEACOR Holdings, Inc. *	55,859	2,494,663
SemGroup Corp., Class A	183,893	2,894,476
Ship Finance International Ltd.	201,503	2,496,622
Superior Energy Services, Inc. *	1,250,354	5,851,657
Teekay Corp. (b)	837,206	3,432,545
Tidewater, Inc. *	101,036	2,317,766
Unit Corp. *	130,996	2,036,988
US Silica Holdings, Inc.	116,933	1,742,302
Whiting Petroleum Corp. *	235,440	5,737,673
WPX Energy, Inc. *	401,971	4,960,322
		149,374,189

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	127,508	3,968,049
PriceSmart, Inc.	59,206	3,828,260
Sprouts Farmers Market, Inc. *	260,792	6,081,669
The Andersons, Inc.	179,332	6,628,111
Weis Markets, Inc.	66,272	3,334,144
		23,840,233

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (b)	116,770	2,874,877
Cal-Maine Foods, Inc.	88,184	3,888,915
Calavo Growers, Inc.	19,160	1,631,091
Darling Ingredients, Inc. *	352,406	7,745,884
Fresh Del Monte Produce, Inc.	176,375	4,882,060
J&J Snack Foods Corp.	21,926	3,404,669
John B Sanfilippo & Son, Inc.	19,711	1,369,520
Lamb Weston Holdings, Inc.	108,581	7,525,749
Lancaster Colony Corp.	29,365	4,603,551
Pilgrim's Pride Corp. *	204,940	4,031,170
Post Holdings, Inc. *	51,550	5,251,914
The Boston Beer Co., Inc., Class A *	11,534	3,605,067
The Hain Celestial Group, Inc. *	172,620	3,395,435
TreeHouse Foods, Inc. *	141,907	8,596,726
Universal Corp.	140,036	8,309,736
Vector Group Ltd.	211,323	2,476,706
		73,593,070

Security	Number of Shares	Value ($)
Health Care Equipment & Services 3.9%
Acadia Healthcare Co., Inc. *	82,650	2,172,869
Align Technology, Inc. *	14,168	3,669,087
Allscripts Healthcare Solutions, Inc. *	268,795	2,881,482
Amedisys, Inc. *	25,270	3,141,061
AMN Healthcare Services, Inc. *	42,462	2,123,525
Avanos Medical, Inc. *	73,628	3,466,406
Brookdale Senior Living, Inc. *	829,307	5,606,115
Cantel Medical Corp.	13,220	971,934
Chemed Corp.	19,505	6,426,898
CONMED Corp.	32,986	2,536,623
Diplomat Pharmacy, Inc. *	166,598	1,074,557
Encompass Health Corp.	108,658	6,860,666
Globus Medical, Inc., Class A *	39,847	1,940,150
Haemonetics Corp. *	29,405	2,554,412
Hill-Rom Holdings, Inc.	59,369	6,296,082
HMS Holdings Corp. *	84,309	2,905,288
Hologic, Inc. *	174,231	8,214,992
IDEXX Laboratories, Inc. *	15,521	3,275,397
Integer Holdings Corp. *	15,187	1,381,410
Integra LifeSciences Holdings Corp. *	30,945	1,704,760
Invacare Corp.	206,122	2,005,567
LHC Group, Inc. *	24,069	2,640,129
LivaNova plc *	19,040	1,774,528
Masimo Corp. *	31,296	4,108,539
NextGen Healthcare, Inc. *	111,573	1,952,528
NuVasive, Inc. *	41,389	2,437,812
Premier, Inc., Class A *	50,594	1,850,729
Select Medical Holdings Corp. *	312,787	4,635,503
STERIS plc	70,142	8,484,376
Teleflex, Inc.	25,796	7,476,713
The Cooper Cos., Inc.	31,525	9,015,835
The Ensign Group, Inc.	64,781	3,203,420
The Providence Service Corp. *	18,132	1,293,174
Tivity Health, Inc. *	30,201	646,301
Triple-S Management Corp., Class B *	170,615	4,340,446
Varex Imaging Corp. *	65,904	2,072,022
West Pharmaceutical Services, Inc.	53,975	5,653,881
		132,795,217

Household & Personal Products 0.7%
Central Garden & Pet Co. *	15,133	473,360
Central Garden & Pet Co., Class A *	53,935	1,502,090
Coty, Inc., Class A (b)	403,519	4,438,709
Edgewell Personal Care Co. *	153,076	6,790,451
Energizer Holdings, Inc.	53,973	2,476,281
Spectrum Brands Holdings, Inc.	106,661	5,777,827
USANA Health Sciences, Inc. *	18,560	1,828,160
WD-40 Co.	12,952	2,318,020
		25,604,898

Insurance 3.4%
Ambac Financial Group, Inc. *	175,635	3,472,304
American Equity Investment Life Holding Co.	210,843	6,673,181
American National Insurance Co.	15,861	2,334,581
AMERISAFE, Inc.	19,885	1,254,942
Argo Group International Holdings Ltd.	63,220	4,394,422
Athene Holding Ltd., Class A *	120,550	5,370,502
Brighthouse Financial, Inc. *	129,179	5,001,811
Brown & Brown, Inc.	234,817	6,955,280
CNA Financial Corp.	56,787	2,454,334
Employers Holdings, Inc.	42,095	1,753,678
Enstar Group Ltd. *	7,001	1,248,978
Erie Indemnity Co., Class A	55,349	9,864,299

24
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Horace Mann Educators Corp.	59,202	2,320,126
James River Group Holdings Ltd.	73,140	3,005,323
Kemper Corp.	98,031	8,146,376
Maiden Holdings Ltd.	642,252	789,970
MBIA, Inc. *	620,198	6,158,566
Mercury General Corp.	73,892	3,914,059
National General Holdings Corp.	49,455	1,276,434
Primerica, Inc.	75,562	9,448,272
ProAssurance Corp.	168,141	6,826,525
Safety Insurance Group, Inc.	26,406	2,359,112
Selective Insurance Group, Inc.	61,371	4,048,031
Stewart Information Services Corp.	89,867	3,857,990
The Hanover Insurance Group, Inc.	70,659	8,387,930
United Fire Group, Inc.	21,931	1,068,917
Universal Insurance Holdings, Inc.	50,047	1,953,835
		114,339,778

Materials 6.7%
AdvanSix, Inc. *	103,857	3,401,317
AK Steel Holding Corp. *	643,850	1,944,427
Allegheny Technologies, Inc. *	245,627	7,032,301
Axalta Coating Systems Ltd. *	240,093	6,417,686
Balchem Corp.	19,570	1,736,446
Berry Global Group, Inc. *	132,727	6,964,186
Boise Cascade Co.	161,787	4,512,239
Cabot Corp.	141,039	6,611,908
Carpenter Technology Corp.	117,424	5,511,883
Century Aluminum Co. *	146,323	1,262,768
Clearwater Paper Corp. *	159,788	4,569,937
Cleveland-Cliffs, Inc.	865,924	9,603,097
Compass Minerals International, Inc.	86,553	4,533,646
Eagle Materials, Inc.	45,919	3,510,048
Element Solutions, Inc. *	297,244	3,346,967
GCP Applied Technologies, Inc. *	109,083	3,269,218
Greif, Inc., Class A	112,618	4,527,244
H.B. Fuller Co.	104,423	5,271,273
Hecla Mining Co.	639,406	1,534,574
Ingevity Corp. *	34,736	4,002,282
Innophos Holdings, Inc.	97,375	3,232,850
Innospec, Inc.	44,421	3,636,303
Kaiser Aluminum Corp.	42,720	4,676,986
Kraton Corp. *	56,790	2,020,588
Louisiana-Pacific Corp.	168,700	4,263,049
Materion Corp.	61,070	3,528,625
Minerals Technologies, Inc.	58,734	3,477,053
Neenah, Inc.	31,685	2,141,272
NewMarket Corp.	16,721	7,340,519
Olin Corp.	275,708	7,129,809
Olympic Steel, Inc.	87,143	1,692,317
P.H. Glatfelter Co.	243,987	3,281,625
PolyOne Corp.	199,364	6,503,254
Quaker Chemical Corp.	13,730	2,869,433
Rayonier Advanced Materials, Inc.	134,247	1,891,540
Royal Gold, Inc.	33,742	2,983,130
Schnitzer Steel Industries, Inc., Class A	167,027	4,058,756
Schweitzer-Mauduit International, Inc.	83,372	3,214,824
Sensient Technologies Corp.	92,643	5,994,002
Silgan Holdings, Inc.	244,484	6,921,342
Southern Copper Corp.	142,850	5,086,889
Stepan Co.	50,883	4,788,090
Summit Materials, Inc., Class A *	122,223	2,077,791
SunCoke Energy, Inc. *	219,622	2,178,650
The Chemours Co.	223,452	8,497,880
The Scotts Miracle-Gro Co., Class A	74,179	6,075,260
TimkenSteel Corp. *	213,994	2,666,365
Trinseo S.A.	88,446	4,439,105
Tronox Ltd., Class A	349,859	4,138,832
Security	Number of Shares	Value ($)
Valvoline, Inc.	130,672	2,455,327
W.R. Grace & Co.	86,155	6,691,659
Westlake Chemical Corp.	51,960	3,630,445
Worthington Industries, Inc.	120,920	4,753,365
		227,900,382

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A (b)	170,587	2,393,336
AMC Networks, Inc., Class A *	81,144	5,331,972
Cable One, Inc.	3,837	3,641,275
Cars.com, Inc. *	159,689	3,759,079
Gannett Co., Inc.	702,096	8,242,607
GCI Liberty, Inc., Class A *	36,233	1,939,915
Gray Television, Inc. *	90,500	1,982,855
John Wiley & Sons, Inc., Class A	87,399	4,535,134
Liberty TripAdvisor Holdings, Inc., Class A *	169,231	2,553,696
Lions Gate Entertainment Corp., Class A	30,653	473,589
Lions Gate Entertainment Corp., Class B	60,367	886,791
Live Nation Entertainment, Inc. *	113,571	6,423,576
Meredith Corp.	85,878	4,918,233
National CineMedia, Inc.	353,022	2,732,390
Netflix, Inc. *	20,501	7,341,408
New Media Investment Group, Inc.	160,291	2,135,076
Nexstar Media Group, Inc., Class A	31,174	3,046,635
Scholastic Corp.	107,748	4,558,818
Sinclair Broadcast Group, Inc., Class A	161,574	5,832,821
Sirius XM Holdings, Inc.	827,195	4,905,266
Take-Two Interactive Software, Inc. *	39,218	3,422,163
The Madison Square Garden Co., Class A *	10,534	3,035,267
The New York Times Co., Class A	125,763	4,131,314
TripAdvisor, Inc. *	81,304	4,322,934
Twitter, Inc. *	82,328	2,534,056
Zynga, Inc., Class A *	780,601	4,074,737
		99,154,943

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Akorn, Inc. *	180,148	729,599
Bio-Rad Laboratories, Inc., Class A *	18,359	4,973,453
Bio-Techne Corp.	20,555	3,985,614
BioMarin Pharmaceutical, Inc. *	13,084	1,220,214
Bruker Corp.	94,722	3,619,328
Cambrex Corp. *	22,561	932,672
Catalent, Inc. *	99,176	4,286,387
Charles River Laboratories International, Inc. *	41,960	5,965,453
Endo International plc *	318,479	3,500,084
Illumina, Inc. *	27,263	8,527,049
Jazz Pharmaceuticals plc *	38,401	5,377,292
Myriad Genetics, Inc. *	152,828	4,742,253
PDL BioPharma, Inc. *	1,570,094	5,699,441
PerkinElmer, Inc.	94,826	8,928,816
PRA Health Sciences, Inc. *	22,446	2,401,273
Prestige Consumer Healthcare, Inc. *	66,899	1,957,465
QIAGEN N.V. *	156,420	6,011,221
		72,857,614

Real Estate 10.6%
Acadia Realty Trust	68,940	1,964,101
Alexander & Baldwin, Inc. *	60,016	1,376,167
Alexandria Real Estate Equities, Inc.	58,076	7,891,948
Altisource Portfolio Solutions S.A. *(b)	64,192	1,609,293
American Campus Communities, Inc.	162,143	7,306,164

25
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
American Homes 4 Rent, Class A	101,115	2,208,352
Apartment Investment & Management Co., Class A	171,657	8,399,177
Apple Hospitality REIT, Inc.	381,002	6,278,913
Ashford Hospitality Trust, Inc.	506,847	2,716,700
Brandywine Realty Trust	311,458	4,896,120
CBL & Associates Properties, Inc. (b)	1,699,319	3,636,543
Chesapeake Lodging Trust	98,567	2,968,838
Colony Capital, Inc.	256,926	1,428,509
Columbia Property Trust, Inc.	270,329	5,847,216
CorePoint Lodging, Inc.	50,192	701,182
Corporate Office Properties Trust	164,212	4,267,870
Cousins Properties, Inc.	148,202	1,410,883
CubeSmart	122,345	3,748,651
CyrusOne, Inc.	44,685	2,227,100
DiamondRock Hospitality Co.	422,207	4,513,393
Douglas Emmett, Inc.	130,353	5,031,626
EastGroup Properties, Inc.	24,396	2,577,681
EPR Properties	62,672	4,605,139
Equity Commonwealth	155,942	5,091,506
Equity LifeStyle Properties, Inc.	57,507	6,247,560
Extra Space Storage, Inc.	70,835	6,795,910
Federal Realty Investment Trust	58,666	7,837,191
First Industrial Realty Trust, Inc.	83,763	2,807,736
Franklin Street Properties Corp.	295,723	2,141,035
Front Yard Residential Corp.	175,312	1,951,223
Gaming & Leisure Properties, Inc.	150,585	5,478,282
Healthcare Realty Trust, Inc.	133,876	4,237,175
Healthcare Trust of America, Inc., Class A	147,101	4,190,908
Hersha Hospitality Trust	102,028	1,923,228
HFF, Inc., Class A	35,306	1,595,831
Highwoods Properties, Inc.	129,848	6,013,261
Hudson Pacific Properties, Inc.	74,834	2,485,985
Investors Real Estate Trust	35,901	2,167,702
Invitation Homes, Inc.	66,007	1,518,161
Kennedy-Wilson Holdings, Inc.	69,411	1,442,361
Kilroy Realty Corp.	68,861	5,075,744
Kite Realty Group Trust	136,963	2,155,798
Lamar Advertising Co., Class A	102,151	7,923,853
Lexington Realty Trust	454,235	4,219,843
Liberty Property Trust	179,188	8,480,968
Life Storage, Inc.	37,614	3,671,126
Mack-Cali Realty Corp.	239,789	5,037,967
Medical Properties Trust, Inc.	249,090	4,540,911
National Health Investors, Inc.	24,525	1,913,686
National Retail Properties, Inc.	110,275	5,745,328
New Senior Investment Group, Inc.	348,873	1,800,185
Office Properties Income Trust	78,602	2,398,147
Omega Healthcare Investors, Inc.	194,151	6,970,021
Paramount Group, Inc.	247,202	3,549,821
Pebblebrook Hotel Trust	245,315	7,852,533
Pennsylvania Real Estate Investment Trust (b)	268,389	1,650,592
Piedmont Office Realty Trust, Inc., Class A	331,486	6,785,518
PotlatchDeltic Corp.	54,806	1,972,468
PS Business Parks, Inc.	18,543	2,728,973
QTS Realty Trust, Inc., Class A	33,348	1,391,612
Rayonier, Inc.	204,905	6,038,550
Regency Centers Corp.	84,660	5,524,065
Retail Opportunity Investments Corp.	69,289	1,189,692
Retail Properties of America, Inc., Class A	484,849	6,041,219
Retail Value, Inc.	45,035	1,401,940
RLJ Lodging Trust	318,190	5,908,788
RPT Realty	152,242	1,930,429
Ryman Hospitality Properties, Inc.	59,014	4,779,544
Sabra Health Care REIT, Inc.	130,469	2,364,098
SBA Communications Corp. *	39,153	7,069,466
Seritage Growth Properties, Class A (b)	29,481	1,301,586
Security	Number of Shares	Value ($)
SITE Centers Corp.	438,904	5,859,368
Spirit MTA REIT	68,347	502,350
Spirit Realty Capital, Inc.	130,082	5,026,368
STAG Industrial, Inc.	48,665	1,347,047
STORE Capital Corp.	72,050	2,339,464
Summit Hotel Properties, Inc.	144,280	1,643,349
Sun Communities, Inc.	45,906	5,213,544
Sunstone Hotel Investors, Inc.	398,457	5,996,778
Tanger Factory Outlet Centers, Inc.	161,258	3,481,560
Taubman Centers, Inc.	107,445	5,735,414
The GEO Group, Inc.	287,739	6,537,430
The Howard Hughes Corp. *	13,474	1,500,734
Tier REIT, Inc.	92,013	2,231,315
Uniti Group, Inc.	260,707	2,513,215
Urban Edge Properties	100,489	1,951,496
Washington Prime Group, Inc.	1,095,299	6,330,828
Washington Real Estate Investment Trust	109,375	2,897,344
Weingarten Realty Investors	175,774	5,064,049
WP Carey, Inc.	114,615	8,466,610
Xenia Hotels & Resorts, Inc.	296,569	5,791,993
		361,381,348

Retailing 4.6%
Aaron's, Inc.	160,525	8,714,902
Asbury Automotive Group, Inc. *	103,094	7,401,118
Ascena Retail Group, Inc. *	2,856,421	6,341,255
Barnes & Noble Education, Inc. *	610,092	4,203,534
Barnes & Noble, Inc.	806,063	5,078,197
Big 5 Sporting Goods Corp. (b)	374,298	1,508,421
Burlington Stores, Inc. *	27,432	4,656,308
Caleres, Inc.	161,327	5,017,270
Citi Trends, Inc.	64,577	1,397,446
Conn's, Inc. *	43,294	1,021,305
Express, Inc. *	838,364	4,359,493
Five Below, Inc. *	26,350	3,171,222
Francesca's Holdings Corp. *	406,486	340,391
Genesco, Inc. *	168,603	8,138,467
Groupon, Inc. *	901,928	2,949,305
Guess?, Inc.	339,215	7,595,024
Haverty Furniture Cos., Inc.	107,199	2,611,368
Hibbett Sports, Inc. *	187,436	3,475,063
J.C. Penney Co., Inc. *	3,162,434	4,806,900
Lithia Motors, Inc., Class A	79,884	7,211,129
Lumber Liquidators Holdings, Inc. *	141,825	1,674,953
Monro, Inc.	44,782	3,417,314
Ollie's Bargain Outlet Holdings, Inc. *	17,042	1,503,445
Party City Holdco, Inc. *	90,558	942,709
Penske Automotive Group, Inc.	162,188	7,207,635
Pier 1 Imports, Inc. *	2,764,223	3,731,701
Pool Corp.	36,501	5,823,370
Rent-A-Center, Inc. *	400,292	7,449,434
RH *	28,997	4,453,649
Shoe Carnival, Inc.	65,718	2,506,485
Shutterfly, Inc. *	48,698	2,182,157
Sleep Number Corp. *	104,421	4,557,977
Sonic Automotive, Inc., Class A	288,403	4,334,697
The Buckle, Inc. (b)	201,823	3,872,983
The Cato Corp., Class A	228,958	3,603,799
The Children's Place, Inc.	36,935	3,529,509
The Michaels Cos., Inc. *	212,780	3,008,709
Zumiez, Inc. *	98,852	2,441,644
		156,240,288

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	34,659	1,745,774
Amkor Technology, Inc. *	483,462	4,244,796

26
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Brooks Automation, Inc.	67,640	2,171,920
Cabot Microelectronics Corp.	28,670	3,242,577
Cirrus Logic, Inc. *	119,594	4,799,307
Cree, Inc. *	175,912	9,571,372
Cypress Semiconductor Corp.	398,628	6,150,830
Diodes, Inc. *	60,323	2,432,827
Entegris, Inc.	90,485	3,196,835
Integrated Device Technology, Inc. *	102,875	4,971,949
MKS Instruments, Inc.	42,110	3,489,656
Monolithic Power Systems, Inc.	9,060	1,215,037
Photronics, Inc. *	246,439	2,417,567
Power Integrations, Inc.	28,625	2,091,342
Semtech Corp. *	39,990	2,201,050
Silicon Laboratories, Inc. *	32,673	2,647,166
Synaptics, Inc. *	89,367	3,741,796
Teradyne, Inc.	184,392	7,528,725
Versum Materials, Inc.	71,903	3,523,247
Xperi Corp.	137,312	3,295,488
		74,679,261

Software & Services 5.7%
ACI Worldwide, Inc. *	123,050	3,921,603
ANSYS, Inc. *	47,297	8,383,866
Aspen Technology, Inc. *	31,726	3,195,125
Avaya Holdings Corp. *	122,026	1,890,183
Black Knight, Inc. *	54,317	2,838,063
Cadence Design Systems, Inc. *	171,681	9,828,737
Cardtronics plc, Class A *	86,699	2,558,487
CDK Global, Inc.	126,454	7,335,597
CommVault Systems, Inc. *	30,804	2,075,882
CoreLogic, Inc. *	148,960	5,462,363
CSG Systems International, Inc.	72,707	3,020,976
EPAM Systems, Inc. *	20,727	3,353,214
Euronet Worldwide, Inc. *	42,674	5,731,972
EVERTEC, Inc.	94,448	2,703,102
ExlService Holdings, Inc. *	34,062	2,091,407
Fair Isaac Corp. *	22,593	5,598,997
FleetCor Technologies, Inc. *	33,207	7,746,529
Gartner, Inc. *	49,708	7,073,448
j2 Global, Inc.	49,652	4,220,917
LiveRamp Holdings, Inc. *	92,407	4,966,876
Manhattan Associates, Inc. *	74,451	4,076,192
ManTech International Corp., Class A	78,868	4,286,476
MAXIMUS, Inc.	90,367	6,387,140
MicroStrategy, Inc., Class A *	9,023	1,276,755
Nuance Communications, Inc. *	307,909	5,163,634
Perficient, Inc. *	44,102	1,261,758
Progress Software Corp.	86,045	3,164,735
PTC, Inc. *	50,091	4,649,447
Sabre Corp.	197,145	4,421,962
Science Applications International Corp.	82,522	6,164,393
SS&C Technologies Holdings, Inc.	68,907	4,243,293
Sykes Enterprises, Inc. *	125,743	3,720,735
Synopsys, Inc. *	84,683	8,610,567
TiVo Corp.	237,098	2,378,093
Travelport Worldwide Ltd.	260,788	4,099,587
Tyler Technologies, Inc. *	7,121	1,458,310
Unisys Corp. *	212,050	2,864,796
Verint Systems, Inc. *	63,382	3,375,091
VeriSign, Inc. *	60,044	10,690,234
VMware, Inc., Class A	41,223	7,082,524
WEX, Inc. *	20,578	3,664,119
Worldpay, Inc., Class A *	76,080	7,288,464
		194,325,649

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	246,899	3,708,423
Arista Networks, Inc. *	5,746	1,639,047
AVX Corp.	104,504	1,901,973
Belden, Inc.	78,314	4,839,022
Benchmark Electronics, Inc.	275,936	7,560,646
Ciena Corp. *	102,376	4,367,360
Cognex Corp.	60,903	3,252,220
Coherent, Inc. *	20,795	2,767,399
Comtech Telecommunications Corp.	107,687	2,853,705
Cray, Inc. *	77,933	1,911,696
Diebold Nixdorf, Inc. *	562,397	5,168,428
Dolby Laboratories, Inc., Class A	63,501	4,114,865
EchoStar Corp., Class A *	114,153	4,401,740
Electronics For Imaging, Inc. *	79,918	2,160,983
ePlus, Inc. *	31,529	2,819,954
Fabrinet *	51,311	3,001,693
Finisar Corp. *	197,477	4,836,212
Fitbit, Inc., Class A *	316,421	1,873,212
II-VI, Inc. *	61,132	2,596,887
Infinera Corp. *	180,730	923,530
Insight Enterprises, Inc. *	185,918	10,377,943
InterDigital, Inc.	62,711	4,372,838
IPG Photonics Corp. *	18,520	2,871,156
Itron, Inc. *	52,096	2,761,609
Knowles Corp. *	236,825	3,855,511
Littelfuse, Inc.	16,334	3,153,932
Lumentum Holdings, Inc. *	40,681	2,023,880
Methode Electronics, Inc.	82,446	2,313,435
MTS Systems Corp.	38,397	2,046,560
National Instruments Corp.	105,831	4,946,541
NETGEAR, Inc. *	78,504	2,814,368
NetScout Systems, Inc. *	150,610	4,122,196
OSI Systems, Inc. *	37,658	3,270,597
Plantronics, Inc.	64,519	3,241,435
Plexus Corp. *	93,656	5,784,195
Rogers Corp. *	15,683	2,434,786
ScanSource, Inc. *	173,242	6,505,237
TTM Technologies, Inc. *	192,393	2,331,803
ViaSat, Inc. *	59,697	4,510,108
Viavi Solutions, Inc. *	182,975	2,402,462
Vishay Intertechnology, Inc.	359,048	7,870,332
Zebra Technologies Corp., Class A *	22,017	4,414,629
		155,124,548

Telecommunication Services 0.6%
Cincinnati Bell, Inc. *	221,346	2,147,056
Cogent Communications Holdings, Inc.	39,640	1,930,864
Consolidated Communications Holdings, Inc.	281,080	2,791,125
Intelsat S.A. *	116,329	2,801,202
Iridium Communications, Inc. *	112,697	2,399,319
Shenandoah Telecommunications Co.	31,338	1,392,661
United States Cellular Corp. *	54,190	2,530,131
Vonage Holdings Corp. *	228,964	2,353,750
Zayo Group Holdings, Inc. *	111,194	2,757,611
		21,103,719

Transportation 2.9%
Air Transport Services Group, Inc. *	103,865	2,416,939
Allegiant Travel Co.	30,748	4,061,811
AMERCO	11,891	4,573,160
ArcBest Corp.	119,815	4,173,156
Atlas Air Worldwide Holdings, Inc. *	74,771	4,018,194
Copa Holdings S.A., Class A	83,837	7,391,908

27
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Costamare, Inc.	207,032	1,076,566
Echo Global Logistics, Inc. *	78,736	1,891,239
Forward Air Corp.	48,952	3,164,747
Genesee & Wyoming, Inc., Class A *	74,479	6,107,278
Hawaiian Holdings, Inc.	124,735	3,710,866
Heartland Express, Inc.	110,670	2,223,360
Hub Group, Inc., Class A *	145,700	6,262,186
Knight-Swift Transportation Holdings, Inc.	178,203	5,992,967
Macquarie Infrastructure Corp.	182,926	7,479,844
Marten Transport Ltd.	90,677	1,691,126
Matson, Inc.	108,846	3,930,429
Saia, Inc. *	48,539	3,211,340
Schneider National, Inc., Class B	73,782	1,615,088
SkyWest, Inc.	112,249	6,065,936
Spirit Airlines, Inc. *	146,515	8,241,469
Werner Enterprises, Inc.	138,681	4,788,655
XPO Logistics, Inc. *	57,130	2,876,495
YRC Worldwide, Inc. *	231,352	1,774,470
		98,739,229

Utilities 3.5%
ALLETE, Inc.	74,373	6,027,932
American States Water Co.	44,519	3,166,636
Aqua America, Inc.	172,940	6,215,464
Avangrid, Inc.	60,643	2,932,089
Avista Corp.	124,458	5,029,348
Black Hills Corp.	93,593	6,643,231
California Water Service Group	58,975	3,067,880
Chesapeake Utilities Corp.	14,139	1,272,651
El Paso Electric Co.	76,241	4,101,766
Hawaiian Electric Industries, Inc.	227,359	8,703,303
IDACORP, Inc.	67,241	6,617,187
MGE Energy, Inc.	47,069	3,008,650
National Fuel Gas Co.	141,397	8,510,685
New Jersey Resources Corp.	137,837	6,671,311
Northwest Natural Holding Co.	54,181	3,479,504
NorthWestern Corp.	91,498	6,271,273
ONE Gas, Inc.	78,105	6,752,177
Ormat Technologies, Inc.	36,107	2,015,854
Otter Tail Corp.	65,823	3,309,580
Pattern Energy Group, Inc., Class A	82,567	1,722,348
PNM Resources, Inc.	168,553	7,362,395
South Jersey Industries, Inc.	121,090	3,505,555
Southwest Gas Holdings, Inc.	75,610	6,195,483
Spire, Inc.	62,374	4,947,506
		117,529,808
Total Common Stock
(Cost $3,195,674,124)		3,396,925,185

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(a)	67,938	29,417
Total Rights
(Cost $29,417)		29,417

Other Investment Companies 0.7% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	1,853,027	1,853,027

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	20,311,596	20,311,596
Total Other Investment Companies
(Cost $22,164,623)		22,164,623

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/15/19	68	5,356,700	(11,921)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,583,605.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

28
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.2%
AGL Energy Ltd.	208,854	3,151,577
Amcor Ltd.	262,874	2,814,677
AMP Ltd.	2,004,278	3,365,227
APA Group	205,500	1,463,492
Aurizon Holdings Ltd.	864,159	2,778,923
Australia & New Zealand Banking Group Ltd.	918,533	18,297,730
Bendigo & Adelaide Bank Ltd.	151,364	1,061,803
BHP Group Ltd.	1,161,530	30,765,778
BlueScope Steel Ltd.	155,609	1,490,130
Boral Ltd.	323,725	1,146,965
Brambles Ltd.	377,886	3,161,641
Caltex Australia Ltd.	219,039	4,456,890
CIMIC Group Ltd.	36,264	1,293,871
Coca-Cola Amatil Ltd.	204,707	1,160,741
Coles Group Ltd. *	607,564	4,897,409
Commonwealth Bank of Australia	460,600	24,232,964
Crown Resorts Ltd.	99,469	810,992
CSL Ltd.	38,646	5,327,373
Downer EDI Ltd.	353,234	1,869,734
Fortescue Metals Group Ltd.	862,731	3,719,568
Goodman Group	148,617	1,353,390
GrainCorp Ltd., Class A	170,612	1,183,474
Incitec Pivot Ltd.	559,564	1,341,603
Insurance Australia Group Ltd.	595,580	3,114,382
LendLease Group	204,510	1,874,023
Macquarie Group Ltd.	51,946	4,754,147
Medibank Pvt Ltd.	818,791	1,654,382
Metcash Ltd.	1,076,799	1,999,492
Mirvac Group	827,626	1,513,253
National Australia Bank Ltd.	875,303	15,649,315
Newcrest Mining Ltd.	91,487	1,582,951
Orica Ltd.	161,293	2,025,371
Origin Energy Ltd. *	682,261	3,572,505
Qantas Airways Ltd.	253,030	1,031,504
QBE Insurance Group Ltd.	499,138	4,385,630
Rio Tinto Ltd.	122,992	8,414,257
Santos Ltd.	276,907	1,363,278
Scentre Group	834,538	2,297,743
Sonic Healthcare Ltd.	101,931	1,749,154
South32 Ltd.	370,700	1,031,202
Stockland	689,497	1,716,899
Suncorp Group Ltd.	549,362	5,295,931
Tabcorp Holdings Ltd.	435,505	1,462,445
Telstra Corp., Ltd.	2,921,968	6,506,752
Transurban Group	186,293	1,652,751
Wesfarmers Ltd.	607,517	14,340,994
Westpac Banking Corp.	1,069,808	20,519,660
Woodside Petroleum Ltd.	286,248	7,382,355
Woolworths Group Ltd.	709,764	14,477,251
WorleyParsons Ltd.	127,284	1,350,193
		253,863,772

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	17,090	854,311
Erste Group Bank AG *	83,884	3,175,999
OMV AG	81,493	4,293,676
Raiffeisen Bank International AG	47,802	1,220,369
voestalpine AG	58,910	1,825,941
		11,370,296

Belgium 0.8%
Ageas	73,367	3,619,920
Anheuser-Busch InBev S.A.	174,031	13,584,498
Colruyt S.A.	25,551	1,824,253
Groupe Bruxelles Lambert S.A.	24,107	2,321,776
KBC Groep N.V.	58,872	4,365,487
Proximus	76,079	2,012,443
Solvay S.A.	24,463	2,741,591
UCB S.A.	17,879	1,500,038
Umicore S.A.	47,974	2,075,865
		34,045,871

Canada 7.1%
Agnico Eagle Mines Ltd.	34,572	1,469,244
Alimentation Couche-Tard, Inc., B Shares	114,543	6,450,763
ARC Resources Ltd.	177,731	1,341,417
Atco Ltd., Class I	42,843	1,440,787
Bank of Montreal	139,568	10,875,071
Barrick Gold Corp.	271,598	3,423,331
Bausch Health Cos., Inc. *	140,853	3,343,253
BCE, Inc.	140,384	6,237,868
BlackBerry Ltd. *	118,935	1,033,118
Brookfield Asset Management, Inc., Class A	150,898	6,810,461
Cameco Corp.	115,066	1,334,137
Canadian Imperial Bank of Commerce	102,836	8,716,464
Canadian National Railway Co.	133,416	11,439,130
Canadian Natural Resources Ltd.	314,621	8,929,790
Canadian Pacific Railway Ltd.	25,840	5,335,165
Canadian Tire Corp., Ltd., Class A	23,311	2,570,051
Celestica, Inc. *	91,724	843,415
Cenovus Energy, Inc.	754,174	6,906,104
CGI, Inc. *	39,361	2,636,918
CI Financial Corp.	98,650	1,393,235
Crescent Point Energy Corp.	624,243	2,014,452
Dollarama, Inc.	36,718	993,087
Empire Co., Ltd., A Shares	116,154	2,696,149
Enbridge, Inc.	243,444	8,998,370
Encana Corp.	181,353	1,330,197
Fairfax Financial Holdings Ltd.	3,789	1,874,447
Finning International, Inc.	70,358	1,310,464
First Quantum Minerals Ltd.	157,131	1,800,385
Fortis, Inc.	75,048	2,703,893
George Weston Ltd.	33,792	2,406,750
Gibson Energy, Inc.	87,096	1,407,953
Gildan Activewear, Inc.	42,205	1,508,100
Goldcorp, Inc.	189,296	1,997,885
Great-West Lifeco, Inc.	65,867	1,513,391
H&R Real Estate Investment Trust	77,372	1,334,182

29
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Husky Energy, Inc.	202,181	2,245,944
Hydro One Ltd.	82,952	1,300,652
Imperial Oil Ltd.	108,353	2,931,372
Intact Financial Corp.	24,224	2,023,265
Inter Pipeline Ltd.	85,176	1,368,507
Keyera Corp.	41,221	1,011,276
Linamar Corp.	21,736	854,091
Loblaw Cos. Ltd.	81,573	4,059,449
Magna International, Inc.	195,358	10,300,425
Manulife Financial Corp.	372,945	6,297,872
Methanex Corp.	17,130	963,416
Metro, Inc.	91,170	3,423,894
National Bank of Canada	67,080	3,162,488
Obsidian Energy Ltd. *(a)	1,344,727	464,579
Onex Corp.	31,152	1,872,195
Parkland Fuel Corp.	39,997	1,118,215
Pembina Pipeline Corp.	77,197	2,822,937
Power Corp. of Canada	199,780	4,261,063
Power Financial Corp.	87,169	1,943,928
RioCan Real Estate Investment Trust	62,170	1,186,753
Rogers Communications, Inc., B Shares	66,490	3,670,834
Royal Bank of Canada	263,796	20,600,925
Saputo, Inc.	59,785	1,946,985
Shaw Communications, Inc., B Shares	150,968	3,111,064
SNC-Lavalin Group, Inc.	51,246	1,414,421
Sun Life Financial, Inc.	116,840	4,419,870
Suncor Energy, Inc.	527,419	18,165,320
Teck Resources Ltd., Class B	150,773	3,376,079
TELUS Corp.	91,370	3,316,238
The Bank of Nova Scotia	267,181	14,837,979
The Toronto-Dominion Bank	292,626	16,766,559
Thomson Reuters Corp.	80,883	4,394,827
TransAlta Corp.	233,638	1,420,987
TransCanada Corp.	158,957	7,102,976
Vermilion Energy, Inc.	32,114	820,772
Waste Connections, Inc.	14,010	1,167,074
West Fraser Timber Co., Ltd.	20,047	985,911
WestJet Airlines Ltd.	84,078	1,331,714
		288,882,283

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	3,055	3,932,806
AP Moller - Maersk A/S, B Shares	4,061	5,478,876
Carlsberg A/S, B Shares	27,374	3,319,656
Coloplast A/S, B Shares	12,486	1,245,875
Danske Bank A/S	132,339	2,635,752
DSV A/S	21,441	1,785,359
ISS A/S	73,288	2,289,586
Novo Nordisk A/S, B Shares	251,337	12,345,713
Novozymes A/S, B Shares	28,828	1,310,224
Orsted A/S	19,026	1,382,168
Pandora A/S	21,668	1,138,245
Vestas Wind Systems A/S	35,146	2,928,699
		39,792,959

Finland 0.9%
Elisa Oyj	29,206	1,226,847
Fortum Oyj	126,367	2,808,814
Kesko Oyj, B Shares	47,399	2,832,517
Kone Oyj, B Shares (a)	71,960	3,521,000
Metso Oyj	35,412	1,202,048
Neste Oyj	30,851	2,968,489
Nokia Oyj	1,183,665	7,165,118
Nokian Renkaat Oyj	39,863	1,411,692
Orion Oyj, Class B	32,696	1,169,424
Sampo Oyj, A Shares	82,160	3,959,275
Security	Number of Shares	Value ($)
Stora Enso Oyj, R Shares	200,981	2,697,082
UPM-Kymmene Oyj	162,305	4,901,341
Wartsila Oyj Abp	89,620	1,457,279
		37,320,926

France 9.3%
Accor S.A.	35,644	1,506,621
Air France-KLM *	148,627	1,837,118
Air Liquide S.A.	80,504	10,051,610
Airbus SE	55,452	7,173,070
Alstom S.A.	52,490	2,284,424
Arkema S.A.	24,105	2,433,024
Atos SE	22,833	2,194,916
AXA S.A.	582,405	14,785,707
BNP Paribas S.A.	351,106	18,013,196
Bollore S.A.	245,570	1,092,797
Bouygues S.A.	103,391	3,914,569
Bureau Veritas S.A.	45,606	1,091,602
Capgemini SE	30,539	3,658,307
Carrefour S.A.	512,415	10,502,770
Casino Guichard Perrachon S.A. (a)	81,717	4,325,950
CGG S.A. *	644,919	1,192,616
CNP Assurances	50,730	1,173,811
Compagnie de Saint-Gobain	281,402	10,144,897
Credit Agricole S.A.	298,316	3,815,427
Danone S.A.	119,719	9,042,377
Eiffage S.A.	24,055	2,349,638
Electricite de France S.A.	324,345	4,716,368
Engie S.A.	1,237,906	18,677,256
EssilorLuxottica S.A.	36,886	4,471,125
Eurazeo SE	19,949	1,501,523
Eutelsat Communications S.A.	56,017	1,107,335
Faurecia S.A.	34,329	1,639,454
Kering S.A.	6,719	3,673,211
Klepierre S.A.	30,798	1,076,289
L'Oreal S.A.	32,131	8,118,786
Legrand S.A.	43,366	2,864,092
LVMH Moet Hennessy Louis Vuitton SE	30,090	10,347,577
Natixis S.A.	190,243	1,046,755
Orange S.A.	1,065,681	16,309,326
Pernod-Ricard S.A.	27,667	4,769,770
Peugeot S.A.	175,574	4,470,350
Publicis Groupe S.A.	48,115	2,669,847
Rallye S.A. (a)	146,264	1,975,294
Renault S.A.	92,322	6,331,806
Rexel S.A.	264,944	3,306,543
Safran S.A.	34,678	4,734,594
Sanofi	332,138	27,798,121
Schneider Electric SE	158,038	12,312,724
SCOR SE	48,190	2,172,461
Societe Generale S.A.	395,471	12,158,722
Sodexo S.A.	26,050	2,864,867
Suez	189,991	2,430,612
TechnipFMC plc	69,645	1,535,341
Teleperformance	7,098	1,268,952
Thales S.A.	14,419	1,777,348
Total S.A.	1,105,312	62,918,384
Unibail-Rodamco-Westfield	20,885	3,377,010
Valeo S.A.	91,723	2,898,350
Veolia Environnement S.A.	252,342	5,545,700
Vinci S.A.	129,603	12,384,830
Vivendi S.A.	385,243	11,273,984
Wendel S.A.	8,765	1,106,861
		380,216,015

30
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Germany 8.0%
adidas AG	26,719	6,498,767
Allianz SE	115,554	25,737,323
Aurubis AG	35,697	1,966,153
BASF SE	374,752	28,586,664
Bayer AG	232,719	18,624,007
Bayerische Motoren Werke AG	185,148	15,666,638
Beiersdorf AG	13,667	1,269,287
Bilfinger SE	26,286	1,018,881
Brenntag AG	55,158	2,738,448
Commerzbank AG *	464,584	3,838,055
Continental AG	39,908	6,543,830
Covestro AG	39,028	2,228,282
Daimler AG	525,769	31,527,197
Deutsche Bank AG	747,481	6,946,293
Deutsche Boerse AG	17,482	2,211,641
Deutsche Lufthansa AG	124,183	3,174,593
Deutsche Post AG	334,391	10,402,670
Deutsche Telekom AG	1,458,410	24,055,128
E.ON SE	1,410,809	15,558,846
Evonik Industries AG	61,710	1,739,163
Freenet AG	58,789	1,239,451
Fresenius Medical Care AG & Co. KGaA	44,283	3,473,279
Fresenius SE & Co. KGaA	96,116	5,409,982
FUCHS PETROLUB SE	6,293	256,895
GEA Group AG	50,076	1,201,444
Hannover Rueck SE	14,188	2,116,421
HeidelbergCement AG	58,114	4,277,516
Henkel AG & Co. KGaA	22,256	2,093,325
HUGO BOSS AG	22,121	1,637,802
Infineon Technologies AG	123,626	2,717,623
Innogy SE	62,852	2,908,589
K+S AG	106,470	2,031,333
KION Group AG	15,085	860,926
LANXESS AG	32,456	1,761,033
Leoni AG	24,914	680,303
MAN SE	11,749	1,206,749
Merck KGaA	18,813	1,944,723
METRO AG	154,718	2,601,260
MTU Aero Engines AG	6,582	1,412,794
Muenchener Rueckversicherungs-Gesellschaft AG	48,049	11,331,150
OSRAM Licht AG	36,922	1,601,842
ProSiebenSat.1 Media SE	95,397	1,742,403
Rheinmetall AG	11,195	1,198,799
RWE AG	410,943	10,042,014
Salzgitter AG	31,384	959,895
SAP SE	104,960	11,258,597
Siemens AG	214,960	23,530,228
Suedzucker AG	66,067	967,089
Symrise AG	13,506	1,191,587
Telefonica Deutschland Holding AG	240,421	790,093
ThyssenKrupp AG	132,114	1,978,264
Uniper SE	198,617	5,792,093
Volkswagen AG	18,657	3,301,432
Vonovia SE	42,184	2,048,210
		327,897,010

Hong Kong 1.7%
AIA Group Ltd.	925,046	9,250,696
BOC Hong Kong Holdings Ltd.	560,102	2,340,358
China Mengniu Dairy Co., Ltd. *	383,200	1,183,801
CK Asset Holdings Ltd.	373,370	3,098,812
CK Hutchison Holdings Ltd.	398,597	4,242,500
CLP Holdings Ltd.	388,816	4,606,473
Galaxy Entertainment Group Ltd.	242,833	1,724,622
Security	Number of Shares	Value ($)
Hang Seng Bank Ltd.	91,454	2,266,020
Hong Kong & China Gas Co., Ltd.	808,463	1,872,386
Hong Kong Exchanges & Clearing Ltd.	43,269	1,491,578
Hongkong Land Holdings Ltd.	172,880	1,239,550
Jardine Matheson Holdings Ltd.	50,454	3,459,126
Jardine Strategic Holdings Ltd.	43,793	1,729,824
Li & Fung Ltd.	7,891,187	1,377,223
Link REIT	146,933	1,661,228
MTR Corp. Ltd.	288,982	1,660,308
New World Development Co., Ltd.	1,892,447	3,023,171
Noble Group Ltd. *(a)(b)	54,070,092	600,245
PCCW Ltd.	1,817,991	1,093,138
Sands China Ltd.	468,396	2,339,056
SJM Holdings Ltd.	1,293,816	1,458,671
Sun Hung Kai Properties Ltd.	312,382	5,173,337
Swire Pacific Ltd., Class A	265,526	3,157,641
Swire Pacific Ltd., Class B	500,124	913,626
Techtronic Industries Co., Ltd.	166,404	1,111,861
The Wharf Holdings Ltd.	535,983	1,676,270
Want Want China Holdings Ltd.	1,363,606	1,099,598
WH Group Ltd.	2,564,496	2,277,069
Wheelock & Co., Ltd.	224,461	1,519,797
Yue Yuen Industrial Holdings Ltd.	401,610	1,350,672
		69,998,657

Ireland 0.6%
AerCap Holdings N.V. *	33,723	1,522,256
Bank of Ireland Group plc	160,997	1,047,716
CRH plc	234,379	7,430,148
Experian plc	138,253	3,610,687
Kerry Group plc, A Shares	15,951	1,643,789
Seagate Technology plc	164,084	7,639,751
Smurfit Kappa Group plc	72,828	2,068,257
		24,962,604

Israel 0.4%
Bank Hapoalim B.M.	199,469	1,373,598
Bank Leumi Le-Israel	193,517	1,280,268
Bezeq The Israeli Telecommunication Corp., Ltd.	1,664,478	1,459,975
Check Point Software Technologies Ltd. *	14,503	1,773,717
Israel Chemicals Ltd.	327,252	1,833,547
Teva Pharmaceutical Industries Ltd. *	443,010	7,544,186
		15,265,291

Italy 3.0%
Assicurazioni Generali S.p.A.	405,889	7,254,010
Atlantia S.p.A.	127,257	3,098,125
BPER Banca	217,791	921,315
Enel S.p.A.	4,125,818	24,993,739
Eni S.p.A.	1,879,450	32,457,223
EXOR N.V.	116,845	7,198,084
Intesa Sanpaolo S.p.A.	4,365,086	10,781,071
Leonardo S.p.A.	126,154	1,273,615
Mediobanca S.p.A.	106,340	1,068,251
Poste Italiane S.p.A.	164,537	1,485,752
Prysmian S.p.A.	63,274	1,293,300
Saipem S.p.A. *	370,528	1,926,067
Snam S.p.A.	622,391	3,079,375
Telecom Italia S.p.A. *	9,111,107	5,558,830
Telecom Italia S.p.A. - RSP	4,817,193	2,628,027
Terna Rete Elettrica Nazionale S.p.A.	293,489	1,827,384
UniCredit S.p.A.	957,523	13,046,913

31
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Unione di Banche Italiane S.p.A.	480,186	1,433,132
Unipol Gruppo S.p.A.	307,741	1,404,152
		122,728,365

Japan 24.3%
Aeon Co., Ltd.	292,367	6,161,453
AGC, Inc.	116,834	4,051,197
Air Water, Inc.	68,833	1,098,162
Aisin Seiki Co., Ltd.	105,880	4,132,668
Ajinomoto Co., Inc.	168,299	2,545,953
Alfresa Holdings Corp.	114,058	3,304,321
Alps Alpine Co., Ltd.	78,724	1,546,617
Amada Holdings Co., Ltd.	90,100	947,782
ANA Holdings, Inc.	44,315	1,644,894
Asahi Group Holdings Ltd.	87,054	3,759,150
Asahi Kasei Corp.	429,568	4,684,653
Asics Corp.	66,230	881,718
Astellas Pharma, Inc.	451,835	6,975,193
Bandai Namco Holdings, Inc.	55,963	2,382,902
Bridgestone Corp.	306,081	12,078,816
Brother Industries Ltd.	94,872	1,734,320
Canon, Inc.	489,239	14,068,038
Casio Computer Co., Ltd.	68,940	935,756
Central Japan Railway Co.	47,115	10,570,402
Chubu Electric Power Co., Inc.	404,705	6,371,232
Chugai Pharmaceutical Co., Ltd.	18,229	1,239,611
Coca-Cola Bottlers Japan Holdings, Inc.	38,163	983,215
COMSYS Holdings Corp.	39,440	1,053,670
Concordia Financial Group Ltd.	222,630	901,959
Cosmo Energy Holdings Co., Ltd.	28,880	608,109
Credit Saison Co., Ltd.	68,506	994,482
Dai Nippon Printing Co., Ltd.	195,888	4,536,465
Dai-ichi Life Holdings, Inc.	285,705	4,325,869
Daicel Corp.	133,849	1,409,190
Daido Steel Co., Ltd.	19,422	820,009
Daiichi Sankyo Co., Ltd.	125,835	4,710,335
Daikin Industries Ltd.	43,336	4,706,542
Daito Trust Construction Co., Ltd.	20,082	2,784,456
Daiwa House Industry Co., Ltd.	192,144	5,946,246
Daiwa Securities Group, Inc.	437,445	2,222,199
Denka Co., Ltd.	32,966	993,541
Denso Corp.	184,424	7,922,346
Dentsu, Inc.	54,978	2,296,512
DIC Corp.	49,838	1,584,859
Dowa Holdings Co., Ltd.	31,532	1,031,050
East Japan Railway Co.	115,140	11,025,803
Ebara Corp.	37,371	1,060,837
EDION Corp.	86,520	774,887
Eisai Co., Ltd.	38,095	3,146,636
Electric Power Development Co., Ltd.	82,645	2,066,867
FANUC Corp.	27,005	4,473,340
Fast Retailing Co., Ltd.	5,634	2,639,862
Fuji Electric Co., Ltd.	37,257	1,171,393
FUJIFILM Holdings Corp.	189,667	8,503,665
Fujikura Ltd.	216,898	917,705
Fujitsu Ltd.	113,829	7,678,243
Furukawa Electric Co., Ltd.	34,358	1,055,555
H2O Retailing Corp.	55,528	759,195
Hakuhodo DY Holdings, Inc.	98,029	1,503,194
Hankyu Hanshin Holdings, Inc.	63,626	2,309,100
Hanwa Co., Ltd.	42,046	1,252,088
Haseko Corp.	88,734	1,108,776
Hino Motors Ltd.	163,575	1,503,209
Hitachi Construction Machinery Co., Ltd.	33,949	847,505
Hitachi Ltd.	544,621	16,316,125
Hitachi Metals Ltd.	96,638	984,437
Hokuriku Electric Power Co. *	138,575	1,177,614
Security	Number of Shares	Value ($)
Honda Motor Co., Ltd.	1,018,487	28,847,373
Hoya Corp.	57,142	3,493,095
Ibiden Co., Ltd.	71,271	1,011,572
Idemitsu Kosan Co., Ltd.	81,888	2,905,656
IHI Corp.	52,124	1,374,740
Iida Group Holdings Co., Ltd.	81,574	1,490,492
Inpex Corp.	499,141	4,855,998
Isetan Mitsukoshi Holdings Ltd.	208,275	2,069,279
Isuzu Motors Ltd.	251,330	3,602,201
ITOCHU Corp.	487,634	8,752,180
J Front Retailing Co., Ltd.	131,899	1,460,937
Japan Display, Inc. *(a)	1,190,222	759,125
Japan Post Bank Co., Ltd.	108,560	1,212,182
Japan Post Holdings Co., Ltd.	428,841	5,219,903
Japan Tobacco, Inc.	379,616	9,660,907
JFE Holdings, Inc.	367,823	6,415,095
JGC Corp.	104,604	1,521,325
JSR Corp.	75,635	1,254,242
JTEKT Corp.	149,094	1,848,273
JXTG Holdings, Inc.	1,837,934	8,596,948
K's Holdings Corp.	101,799	936,419
Kajima Corp.	133,580	1,977,541
Kamigumi Co., Ltd.	46,690	1,082,527
Kaneka Corp.	30,171	1,180,333
Kao Corp.	71,539	5,413,623
Kawasaki Heavy Industries Ltd.	82,307	2,114,607
Kawasaki Kisen Kaisha Ltd. *(a)	90,062	1,271,806
KDDI Corp.	651,783	15,741,274
Keio Corp.	25,083	1,473,615
Kewpie Corp.	47,081	1,075,098
Keyence Corp.	3,564	2,078,787
Kikkoman Corp.	26,167	1,302,238
Kinden Corp.	63,180	1,025,001
Kintetsu Group Holdings Co., Ltd.	45,859	2,072,141
Kirin Holdings Co., Ltd.	209,547	4,685,254
Kobe Steel Ltd.	329,658	2,608,953
Koito Manufacturing Co., Ltd.	24,048	1,391,207
Komatsu Ltd.	265,094	6,503,519
Konica Minolta, Inc.	302,170	2,931,581
Kubota Corp.	260,525	3,516,339
Kuraray Co., Ltd.	152,065	2,040,829
Kyocera Corp.	92,185	5,085,412
Kyowa Hakko Kirin Co., Ltd.	50,308	960,787
Kyushu Electric Power Co., Inc.	156,894	1,866,041
Kyushu Railway Co.	39,849	1,363,858
Leopalace21 Corp. (a)	168,248	364,245
LIXIL Group Corp.	140,819	1,908,874
Makita Corp.	43,282	1,533,844
Marubeni Corp.	814,633	5,815,566
Matsumotokiyoshi Holdings Co., Ltd.	25,473	874,118
Mazda Motor Corp.	459,063	5,391,887
Medipal Holdings Corp.	118,936	2,773,606
MEIJI Holdings Co., Ltd.	37,794	2,994,458
MINEBEA MITSUMI, Inc.	80,016	1,283,764
Mitsubishi Chemical Holdings Corp.	647,257	4,778,841
Mitsubishi Corp.	382,538	10,786,802
Mitsubishi Electric Corp.	746,692	9,350,419
Mitsubishi Estate Co., Ltd.	184,287	3,166,915
Mitsubishi Gas Chemical Co., Inc.	66,034	1,009,611
Mitsubishi Heavy Industries Ltd.	188,996	7,692,606
Mitsubishi Materials Corp.	96,732	2,659,000
Mitsubishi Motors Corp.	362,482	2,035,135
Mitsubishi Tanabe Pharma Corp.	64,243	926,826
Mitsubishi UFJ Financial Group, Inc.	3,784,533	19,606,002
Mitsui & Co., Ltd.	686,112	10,785,986
Mitsui Chemicals, Inc.	90,419	2,203,618
Mitsui Fudosan Co., Ltd.	191,329	4,533,150
Mitsui Mining & Smelting Co., Ltd.	33,040	801,365

32
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Mitsui OSK Lines Ltd.	87,467	2,050,744
Mizuho Financial Group, Inc.	7,712,330	12,137,983
MS&AD Insurance Group Holdings, Inc.	164,244	4,932,336
Murata Manufacturing Co., Ltd.	35,391	5,507,987
Nagase & Co., Ltd.	91,513	1,347,375
Nagoya Railroad Co., Ltd.	58,084	1,599,241
NEC Corp.	185,203	6,180,643
NGK Insulators Ltd.	76,682	1,170,344
NGK Spark Plug Co., Ltd.	61,087	1,298,346
NH Foods Ltd.	70,567	2,576,849
NHK Spring Co., Ltd.	126,308	1,176,621
Nichirei Corp.	37,750	939,342
Nidec Corp.	18,503	2,239,741
Nikon Corp.	137,740	2,086,145
Nintendo Co., Ltd.	6,071	1,660,090
Nippon Electric Glass Co., Ltd.	50,330	1,360,881
Nippon Express Co., Ltd.	40,369	2,382,540
Nippon Paper Industries Co., Ltd.	90,283	1,799,658
Nippon Shokubai Co., Ltd.	12,920	880,909
Nippon Steel & Sumitomo Metal Corp.	578,976	10,420,216
Nippon Telegraph & Telephone Corp.	385,940	16,644,789
Nippon Yusen K.K.	186,365	2,938,112
Nissan Motor Co., Ltd.	1,346,766	11,643,259
Nisshin Seifun Group, Inc.	69,765	1,496,576
Nissin Foods Holdings Co., Ltd.	16,628	1,154,639
Nitori Holdings Co., Ltd.	9,111	1,136,420
Nitto Denko Corp.	52,237	2,788,288
NOK Corp.	74,345	1,198,122
Nomura Holdings, Inc.	1,010,419	3,908,430
Nomura Real Estate Holdings, Inc.	42,814	811,128
NSK Ltd.	192,967	1,773,313
NTN Corp.	286,658	898,703
NTT Data Corp.	186,325	2,036,988
NTT DOCOMO, Inc.	438,315	10,203,857
Obayashi Corp.	233,242	2,273,334
Odakyu Electric Railway Co., Ltd.	61,014	1,425,597
Oji Holdings Corp.	400,114	2,379,406
Olympus Corp.	53,833	2,381,670
Omron Corp.	56,507	2,439,060
Ono Pharmaceutical Co., Ltd.	41,430	851,712
Oriental Land Co., Ltd.	16,164	1,775,833
ORIX Corp.	279,010	4,040,281
Osaka Gas Co., Ltd.	225,710	4,622,878
Otsuka Holdings Co., Ltd.	99,307	4,141,063
Pan Pacific International Holdings Corp.	21,648	1,291,257
Panasonic Corp.	983,990	9,060,274
Recruit Holdings Co., Ltd.	128,098	3,583,338
Renesas Electronics Corp. *	117,706	689,403
Rengo Co., Ltd.	101,540	881,132
Resona Holdings, Inc.	577,941	2,612,987
Ricoh Co., Ltd.	481,718	4,889,879
Rohm Co., Ltd.	17,744	1,120,556
Ryohin Keikaku Co., Ltd.	3,018	716,273
San-Ai Oil Co., Ltd.	67,622	586,802
Secom Co., Ltd.	43,232	3,736,003
Sega Sammy Holdings, Inc.	70,995	826,532
Seibu Holdings, Inc.	57,932	1,029,370
Seiko Epson Corp.	144,998	2,143,970
Seino Holdings Co., Ltd.	77,936	1,099,869
Sekisui Chemical Co., Ltd.	165,719	2,600,711
Sekisui House Ltd.	293,197	4,407,700
Seven & i Holdings Co., Ltd.	284,805	12,520,982
Shimadzu Corp.	39,032	962,476
Shimamura Co., Ltd.	13,993	1,182,843
Shimano, Inc.	11,154	1,694,342
Shimizu Corp.	212,696	1,868,637
Shin-Etsu Chemical Co., Ltd.	69,731	5,807,367
Shionogi & Co., Ltd.	32,808	2,097,213
Security	Number of Shares	Value ($)
Shiseido Co., Ltd.	36,708	2,423,018
Showa Denko K.K.	40,644	1,513,379
Showa Shell Sekiyu K.K.	103,043	1,545,830
Skylark Holdings Co., Ltd.	58,850	901,359
SMC Corp.	6,920	2,408,821
SoftBank Group Corp.	214,347	19,794,171
Sojitz Corp.	701,658	2,577,957
Sompo Holdings, Inc.	102,334	3,821,438
Sony Corp.	189,536	9,093,710
Stanley Electric Co., Ltd.	39,616	1,138,800
Subaru Corp.	273,843	6,953,083
Sumitomo Chemical Co., Ltd.	760,134	3,769,260
Sumitomo Corp.	388,394	5,584,123
Sumitomo Electric Industries Ltd.	473,621	6,590,360
Sumitomo Forestry Co., Ltd.	80,925	1,054,817
Sumitomo Heavy Industries Ltd.	49,102	1,680,548
Sumitomo Metal Mining Co., Ltd.	81,417	2,387,218
Sumitomo Mitsui Financial Group, Inc.	412,855	14,619,784
Sumitomo Mitsui Trust Holdings, Inc.	94,540	3,583,042
Sumitomo Realty & Development Co., Ltd.	68,250	2,552,937
Sumitomo Rubber Industries Ltd.	130,682	1,679,895
Suntory Beverage & Food Ltd.	33,762	1,489,143
Suzuken Co., Ltd.	51,990	2,848,895
Suzuki Motor Corp.	122,310	6,263,828
T&D Holdings, Inc.	175,165	2,103,019
Taiheiyo Cement Corp.	61,869	2,114,728
Taisei Corp.	54,178	2,559,974
Takashimaya Co., Ltd.	91,036	1,198,057
Takeda Pharmaceutical Co., Ltd.	261,699	10,506,044
TDK Corp.	37,734	2,949,028
Teijin Ltd.	96,652	1,620,996
Terumo Corp.	37,274	2,283,585
The Chiba Bank Ltd.	152,674	927,126
The Chugoku Electric Power Co., Inc.	170,273	2,213,304
The Kansai Electric Power Co., Inc.	300,972	4,502,954
The Yokohama Rubber Co., Ltd.	54,058	1,102,818
TIS, Inc.	22,762	1,059,173
Tobu Railway Co., Ltd.	54,062	1,510,356
Toho Gas Co., Ltd.	40,510	1,841,364
Toho Holdings Co., Ltd.	42,306	1,070,951
Tohoku Electric Power Co., Inc.	303,245	3,977,162
Tokio Marine Holdings, Inc.	148,262	7,226,640
Tokyo Electric Power Co. Holdings, Inc. *	1,878,315	11,709,941
Tokyo Electron Ltd.	17,495	2,380,967
Tokyo Gas Co., Ltd.	251,455	6,923,370
Tokyu Corp.	133,939	2,270,418
Tokyu Fudosan Holdings Corp.	187,960	1,038,406
Toppan Printing Co., Ltd.	190,278	3,028,859
Toray Industries, Inc.	594,569	4,142,007
Toshiba Corp.	110,567	3,466,393
Tosoh Corp.	123,032	1,815,860
TOTO Ltd.	32,631	1,235,534
Toyo Seikan Group Holdings Ltd.	106,624	2,253,739
Toyo Suisan Kaisha Ltd.	35,746	1,326,186
Toyoda Gosei Co., Ltd.	52,405	1,187,257
Toyota Industries Corp.	55,053	2,823,865
Toyota Motor Corp.	1,018,364	61,264,676
Toyota Tsusho Corp.	155,818	4,948,047
TS Tech Co., Ltd.	28,324	825,650
Tsuruha Holdings, Inc.	7,888	698,668
Ube Industries Ltd.	61,589	1,396,430
Unicharm Corp.	47,921	1,526,051
West Japan Railway Co.	66,648	5,023,746
Yakult Honsha Co., Ltd.	14,248	956,096
Yamada Denki Co., Ltd. (a)	604,437	2,921,192
Yamaha Corp.	28,915	1,423,412
Yamaha Motor Co., Ltd.	102,083	2,069,721
Yamato Holdings Co., Ltd.	118,767	3,092,935

33
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Yamazaki Baking Co., Ltd.	61,087	1,045,920
Yaskawa Electric Corp.	28,780	818,260
Yokogawa Electric Corp.	59,856	1,152,814
		992,479,359

Luxembourg 0.4%
ArcelorMittal	335,791	7,727,605
Millicom International Cellular S.A. *	46,266	2,786,776
RTL Group S.A.	15,522	876,322
SES S.A.	128,651	2,587,834
Tenaris S.A.	148,408	1,982,279
		15,960,816

Netherlands 5.4%
ABN AMRO Group N.V.	46,739	1,134,687
Aegon N.V.	795,778	4,284,291
Akzo Nobel N.V.	52,360	4,753,691
Altice Europe N.V. *	466,258	1,052,300
Altice Europe N.V., Class B *	72,386	163,039
ASML Holding N.V.	21,648	3,971,703
ASR Nederland N.V.	32,566	1,436,592
Boskalis Westminster	44,424	1,251,994
Gemalto N.V. *	19,478	1,128,942
HAL Trust (a)	18,354	2,783,841
Heineken Holding N.V.	29,268	2,834,503
Heineken N.V.	39,390	3,974,013
ING Groep N.V.	878,668	11,638,278
Koninklijke Ahold Delhaize N.V.	549,821	14,196,398
Koninklijke DSM N.V.	38,819	4,172,784
Koninklijke KPN N.V.	1,485,052	4,586,072
Koninklijke Philips N.V.	220,325	8,780,947
NN Group N.V.	61,796	2,695,061
Randstad N.V.	54,125	2,893,630
Royal Dutch Shell plc, A Shares	1,962,687	61,303,658
Royal Dutch Shell plc, B Shares	1,854,181	58,314,403
Signify N.V.	81,766	2,174,048
Unilever N.V. CVA	272,925	14,782,244
VEON Ltd. ADR	707,529	1,775,898
Wolters Kluwer N.V.	42,133	2,781,699
X5 Retail Group N.V. GDR	35,210	890,813
		219,755,529

New Zealand 0.1%
Contact Energy Ltd.	313,768	1,353,562
Fletcher Building Ltd. *	550,517	1,834,618
Spark New Zealand Ltd.	783,380	1,991,349
		5,179,529

Norway 0.8%
DNB A.S.A.	216,278	4,150,238
Equinor A.S.A. (a)	589,102	13,258,655
Mowi A.S.A. *	86,113	1,988,990
Norsk Hydro A.S.A.	511,569	2,121,362
Orkla A.S.A.	209,937	1,656,130
Telenor A.S.A.	226,020	4,412,552
Yara International A.S.A.	102,410	4,315,015
		31,902,942

Security	Number of Shares	Value ($)
Portugal 0.2%
EDP - Energias de Portugal S.A.	1,357,317	4,984,488
Galp Energia, SGPS, S.A.	180,384	2,963,970
Jeronimo Martins, SGPS, S.A.	80,598	1,216,045
		9,164,503

Singapore 0.9%
CapitaLand Ltd.	480,338	1,215,776
ComfortDelGro Corp., Ltd.	817,291	1,445,623
DBS Group Holdings Ltd.	248,490	4,568,155
Flex Ltd. *	231,572	2,440,769
Hutchison Port Holdings Trust	3,446,713	792,744
Jardine Cycle & Carriage Ltd.	51,593	1,273,024
Keppel Corp., Ltd.	655,607	2,988,854
Oversea-Chinese Banking Corp., Ltd.	534,488	4,374,954
Sembcorp Industries Ltd.	553,707	1,073,647
Singapore Airlines Ltd.	263,402	1,951,343
Singapore Press Holdings Ltd.	590,407	1,074,897
Singapore Telecommunications Ltd.	2,140,394	4,783,888
United Overseas Bank Ltd.	208,379	3,858,528
Wilmar International Ltd.	1,147,980	2,718,721
		34,560,923

Spain 3.6%
Acciona S.A. (a)	13,646	1,327,627
ACS, Actividades de Construccion y Servicios S.A.	107,083	4,753,045
Aena SME S.A.	7,695	1,374,805
Amadeus IT Group S.A.	37,332	2,814,160
Banco Bilbao Vizcaya Argentaria S.A.	1,701,222	10,604,137
Banco de Sabadell S.A.	1,984,784	2,263,465
Banco Santander S.A.	7,921,279	38,749,769
Bankinter S.A.	98,409	809,286
CaixaBank S.A.	583,748	2,084,544
Distribuidora Internacional de Alimentacion S.A. (a)	824,136	535,101
Enagas S.A.	53,502	1,526,115
Endesa S.A.	222,983	5,624,126
Ferrovial S.A.	123,393	2,846,685
Grifols S.A.	37,347	972,168
Iberdrola S.A.	1,900,268	15,908,524
Industria de Diseno Textil S.A.	161,181	4,871,069
Mapfre S.A.	458,451	1,296,743
Naturgy Energy Group S.A.	141,692	3,851,299
Red Electrica Corp. S.A.	86,950	1,881,190
Repsol S.A.	768,134	13,229,454
Telefonica S.A.	3,182,192	27,499,226
		144,822,538

Sweden 2.4%
Alfa Laval AB	58,746	1,285,568
Assa Abloy AB, B Shares	149,023	3,084,365
Atlas Copco AB, A Shares	119,615	3,242,837
Atlas Copco AB, B Shares	67,948	1,706,300
Autoliv, Inc.	23,248	1,901,919
Boliden AB	81,095	2,220,499
Electrolux AB, Series B	81,719	2,139,760
Epiroc AB, A Shares *	103,163	1,036,357
Epiroc AB, B Shares *	67,498	634,565
Essity AB, B Shares	116,968	3,265,479
Getinge AB, B Shares	101,865	1,205,624
Hennes & Mauritz AB, B Shares	561,109	8,496,844
Hexagon AB, B Shares	24,879	1,309,350
Husqvarna AB, B Shares	132,461	1,086,299

34
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Nordea Bank Abp	919,592	8,344,440
Sandvik AB	249,294	4,098,320
Securitas AB, B Shares	119,498	1,875,187
Skandinaviska Enskilda Banken AB, A Shares	355,844	3,624,476
Skanska AB, B Shares	179,464	3,239,050
SKF AB, B Shares	149,105	2,511,009
SSAB AB, A Shares	71,536	280,620
SSAB AB, B Shares	277,062	912,164
Svenska Cellulosa AB SCA, B Shares	98,734	910,894
Svenska Handelsbanken AB, A Shares	388,290	4,431,555
Swedbank AB, A Shares	255,016	4,688,292
Swedish Match AB	32,917	1,544,093
Tele2 AB, B Shares	202,462	2,668,216
Telefonaktiebolaget LM Ericsson, B Shares	1,469,244	13,456,172
Telia Co. AB	1,269,589	5,513,972
Trelleborg AB, B Shares	68,707	1,129,523
Veoneer, Inc. *(a)	24,903	761,036
Volvo AB, A Shares	56,653	837,762
Volvo AB, B Shares	430,868	6,348,169
		99,790,716

Switzerland 6.8%
ABB Ltd.	562,411	11,158,456
Adecco Group AG	87,599	4,560,213
Aryzta AG *	557,554	638,036
Baloise Holding AG	9,610	1,572,405
Chocoladefabriken Lindt & Sprungli AG	10	740,815
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	101	657,990
Cie Financiere Richemont S.A.	107,287	8,232,301
Clariant AG *	46,931	1,010,510
Coca-Cola HBC AG *	38,692	1,305,133
Credit Suisse Group AG *	383,154	4,748,079
Ferguson plc	77,493	5,381,466
Geberit AG	3,868	1,546,889
Georg Fischer AG	931	827,078
Givaudan S.A.	1,193	2,990,284
Glencore plc *	6,585,364	26,623,572
Julius Baer Group Ltd. *	25,522	1,116,748
Kuehne & Nagel International AG	13,454	1,759,068
LafargeHolcim Ltd. *	146,978	7,288,409
Lonza Group AG *	5,116	1,425,105
Nestle S.A.	590,828	53,590,863
Novartis AG	451,518	41,262,998
Roche Holding AG	131,176	36,513,858
Roche Holding AG, Bearer Shares	5,494	1,521,025
Schindler Holding AG	1,852	411,597
Schindler Holding AG, Participation Certificate	5,469	1,238,513
SGS S.A.	817	2,087,196
Sika AG	16,034	2,172,847
STMicroelectronics N.V.	107,091	1,754,173
Swiss Life Holding AG *	6,056	2,644,409
Swiss Prime Site AG *	12,157	1,028,134
Swiss Re AG	140,836	13,970,501
Swisscom AG	7,309	3,390,372
TE Connectivity Ltd.	60,907	4,999,856
The Swatch Group AG	11,779	675,147
The Swatch Group AG, Bearer Shares	8,322	2,468,531
UBS Group AG *	482,615	6,152,590
Vifor Pharma AG	7,010	879,241
Zurich Insurance Group AG	45,840	15,184,903
		275,529,311

Security	Number of Shares	Value ($)
United Kingdom 14.6%
3i Group plc	145,496	1,830,353
Admiral Group plc	40,066	1,162,827
Aggreko plc	145,141	1,383,411
Anglo American plc	268,984	7,168,036
Antofagasta plc	132,132	1,646,415
Ashtead Group plc	71,985	1,917,818
Associated British Foods plc	105,574	3,149,711
AstraZeneca plc	273,440	22,327,704
Aviva plc	927,832	5,222,752
Babcock International Group plc	139,194	1,001,618
BAE Systems plc	889,137	5,511,109
Balfour Beatty plc	291,627	1,117,132
Barclays plc	5,461,593	11,925,348
Barratt Developments plc	307,719	2,451,690
Bellway plc	30,885	1,242,674
Berkeley Group Holdings plc	35,706	1,875,956
BHP Group plc	765,953	17,788,149
BP plc	11,527,693	81,939,488
British American Tobacco plc	462,853	16,982,455
BT Group plc	4,022,893	11,488,278
Bunzl plc	67,795	2,139,833
Burberry Group plc	95,315	2,395,480
Capita plc *	1,037,826	1,711,712
Carnival plc	34,992	1,962,247
Centrica plc	4,030,102	6,673,748
CNH Industrial N.V.	289,949	3,144,492
Coca-Cola European Partners plc *	37,718	1,778,027
Compass Group plc	283,726	6,283,444
Croda International plc	17,953	1,148,833
DCC plc	26,985	2,342,002
Delphi Technologies plc	37,924	827,122
Diageo plc	320,160	12,406,992
Direct Line Insurance Group plc	703,617	3,338,288
Dixons Carphone plc	723,237	1,277,025
Drax Group plc	293,936	1,426,238
DS Smith plc	276,454	1,233,672
easyJet plc	91,227	1,489,462
Ensco plc, Class A	422,855	1,733,705
Fiat Chrysler Automobiles N.V. *	492,139	7,275,099
Firstgroup plc *	1,781,906	2,117,697
G4S plc	523,413	1,461,307
GlaxoSmithKline plc	1,363,170	27,150,150
Greene King plc	146,409	1,285,275
Hays plc	467,196	944,555
Hiscox Ltd.	53,937	1,147,149
HSBC Holdings plc	5,053,088	41,193,707
IMI plc	94,138	1,184,515
Imperial Brands plc	323,463	10,801,131
Inchcape plc	253,765	1,907,061
Informa plc	190,476	1,786,640
Inmarsat plc	231,312	1,230,057
InterContinental Hotels Group plc	31,977	1,918,008
International Consolidated Airlines Group S.A.	268,226	2,137,037
Intertek Group plc	15,512	1,049,370
Investec plc	167,895	1,100,507
ITV plc	1,302,930	2,271,999
J Sainsbury plc	1,418,967	4,322,074
John Wood Group plc	246,936	1,709,252
Johnson Matthey plc	107,808	4,435,221
Kingfisher plc	1,705,660	5,492,520
Land Securities Group plc	139,687	1,671,436
Legal & General Group plc	1,352,096	5,046,376
Liberty Global plc, Class A *	68,940	1,816,569
Liberty Global plc, Class C *	189,204	4,803,890
Lloyds Banking Group plc	14,651,758	12,382,871

35
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
London Stock Exchange Group plc	18,783	1,125,996
Marks & Spencer Group plc	1,340,010	4,865,809
Meggitt plc	236,288	1,694,634
Mondi plc	94,692	2,177,043
National Grid plc	1,448,115	16,331,726
Next plc	46,090	3,119,164
Old Mutual Ltd.	1,297,315	2,148,321
Pearson plc	307,613	3,461,461
Pennon Group plc	125,512	1,298,821
Persimmon plc	66,139	2,140,347
Petrofac Ltd.	141,220	803,566
Phoenix Group Holdings plc	150,671	1,400,849
Provident Financial plc *	124,816	999,427
Prudential plc	360,411	7,622,186
Quilter plc	446,478	771,900
Reckitt Benckiser Group plc	115,972	8,895,851
RELX plc	239,417	5,505,977
Rio Tinto plc	352,314	20,319,058
Rolls-Royce Holdings plc *	549,802	6,983,837
Royal Mail plc	748,732	2,816,373
RSA Insurance Group plc	217,937	1,481,277
Severn Trent plc	78,981	2,121,013
Smith & Nephew plc	143,346	2,738,896
Smiths Group plc	104,218	1,982,965
SSE plc	494,229	7,812,892
Standard Chartered plc	1,016,996	8,137,883
Standard Life Aberdeen plc	632,736	2,076,654
Subsea 7 S.A.	149,086	1,824,674
Tate & Lyle plc	186,982	1,728,498
Taylor Wimpey plc	948,252	2,287,944
Tesco plc	3,723,623	11,193,310
The British Land Co. plc	128,824	1,035,290
The Sage Group plc	224,254	1,971,633
The Weir Group plc	58,666	1,279,719
Travis Perkins plc	164,854	3,148,751
Unilever plc	185,749	9,902,357
United Utilities Group plc	240,623	2,689,083
Vodafone Group plc	13,404,069	23,940,454
Whitbread plc	37,835	2,442,240
William Hill plc	420,710	1,049,504
Wm Morrison Supermarkets plc	1,805,830	5,526,852
WPP plc	452,045	4,965,248
		597,906,202
Total Common Stock
(Cost $3,880,061,892)		4,033,396,417

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	22,763	1,682,224
Fuchs Petrolub SE	14,732	659,271
Henkel AG & Co. KGaA	32,958	3,296,573
RWE AG	17,685	427,931
Volkswagen AG	112,747	19,373,307
		25,439,306

Spain 0.0%
Grifols S.A., B Shares	29,112	557,580
Total Preferred Stock
(Cost $24,479,982)		25,996,886

Security	Number of Shares	Value ($)
Other Investment Companies 0.9% of net assets

United States 0.9%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	7,957,483	7,957,483
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	27,346,573	27,346,573
Total Other Investment Companies
(Cost $35,304,056)		35,304,056

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	212	19,811,400	609,232
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,688,280.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

36
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 5.5%
Adelaide Brighton Ltd.	378,080	1,280,369
ALS Ltd.	333,985	1,872,396
Ansell Ltd.	94,964	1,663,380
Ardent Leisure Group Ltd.	597,353	690,604
Aristocrat Leisure Ltd.	98,299	1,721,795
ASX Ltd.	52,584	2,610,158
AusNet Services	1,608,641	1,985,652
Australian Pharmaceutical Industries Ltd.	1,082,454	1,082,007
Automotive Holdings Group Ltd. (a)	1,058,808	1,732,565
Bank of Queensland Ltd.	318,891	2,044,144
Beach Energy Ltd.	659,919	976,559
Bega Cheese Ltd.	154,918	524,630
Breville Group Ltd.	65,071	729,143
carsales.com Ltd.	73,659	665,016
Challenger Ltd.	234,390	1,342,392
Charter Hall Retail REIT	175,686	568,713
Cleanaway Waste Management Ltd.	1,010,901	1,560,676
Cochlear Ltd.	11,862	1,438,887
Computershare Ltd.	207,224	2,543,159
Cromwell Property Group	806,336	633,903
CSR Ltd.	655,036	1,565,845
Dexus	361,944	3,095,211
DuluxGroup Ltd.	246,768	1,278,099
Evolution Mining Ltd.	218,130	560,231
Flight Centre Travel Group Ltd.	38,698	1,260,126
G.U.D. Holdings Ltd.	79,232	713,076
G8 Education Ltd.	406,917	906,139
Genworth Mortgage Insurance Australia Ltd.	499,163	937,542
GWA Group Ltd.	339,918	749,687
Harvey Norman Holdings Ltd. (a)	573,095	1,467,822
Healius Ltd.	935,046	1,849,363
Healthscope Ltd.	1,253,906	2,221,308
Iluka Resources Ltd.	304,565	1,986,981
Inghams Group Ltd. (a)	382,414	1,099,157
InvoCare Ltd. (a)	72,351	770,053
IOOF Holdings Ltd. (a)	289,978	1,357,486
IRESS Ltd.	67,103	572,885
JB Hi-Fi Ltd. (a)	144,550	2,231,630
Link Administration Holdings Ltd.	82,986	448,707
McMillan Shakespeare Ltd.	46,922	404,598
Mineral Resources Ltd.	131,655	1,409,673
Monadelphous Group Ltd.	187,754	2,379,017
Myer Holdings Ltd. *(a)	8,690,461	2,380,389
Navitas Ltd.	261,591	1,049,654
nib Holdings Ltd.	314,579	1,291,368
Nine Entertainment Co. Holdings Ltd.	1,560,010	1,892,327
Northern Star Resources Ltd.	111,969	736,858
Nufarm Ltd.	251,404	937,234
OceanaGold Corp.	405,022	1,303,943
Orora Ltd.	907,696	2,034,208
OZ Minerals Ltd.	297,461	2,179,775
Pact Group Holdings Ltd.	196,677	407,184
Pendal Group Ltd.	104,996	640,921
Perpetual Ltd.	30,433	889,663
Premier Investments Ltd.	67,526	789,800
Security	Number of Shares	Value ($)
Qube Holdings Ltd.	626,394	1,238,902
Ramsay Health Care Ltd.	63,400	2,921,962
Regis Resources Ltd.	217,082	824,726
Resolute Mining Ltd.	821,321	642,762
Sandfire Resources NL	137,209	714,559
SEEK Ltd.	109,441	1,434,214
Seven Group Holdings Ltd.	66,442	914,678
Seven West Media Ltd. *	2,432,056	943,006
Sigma Healthcare Ltd.	4,522,009	1,978,568
Southern Cross Media Group Ltd.	979,575	850,241
Super Retail Group Ltd.	246,589	1,299,979
Sydney Airport	341,047	1,746,993
The GPT Group	658,156	2,739,234
The Star Entertainment Grp Ltd.	648,981	2,045,409
TPG Telecom Ltd.	160,984	762,784
Treasury Wine Estates Ltd.	183,034	1,950,689
Vicinity Centres	1,188,034	2,079,258
Washington H Soul Pattinson & Co., Ltd.	38,465	805,379
Whitehaven Coal Ltd.	326,173	1,021,046
		100,378,497

Austria 0.9%
ams AG *(a)	15,904	494,905
Austria Technologie & Systemtechnik AG	28,012	516,736
BAWAG Group AG	16,443	724,605
CA Immobilien Anlagen AG	24,440	825,990
IMMOFINANZ AG *	53,600	1,331,769
Lenzing AG	11,788	1,179,882
Oesterreichische Post AG	40,608	1,611,014
Rhi Magnesita N.V.	12,082	713,841
S IMMO AG	32,871	622,839
Schoeller-Bleckmann Oilfield Equipment AG	6,882	534,060
Telekom Austria AG *	156,591	1,164,366
UNIQA Insurance Group AG	102,388	1,010,246
Verbund AG	35,090	1,690,980
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,403	1,023,628
Wienerberger AG	109,170	2,473,808
Zumtobel Group AG *	62,322	557,793
		16,476,462

Belgium 1.1%
Ackermans & van Haaren N.V.	10,426	1,644,285
AGFA-Gevaert N.V. *	281,202	1,091,898
Barco N.V.	8,451	1,291,428
Befimmo S.A.	10,456	569,714
Bekaert S.A.	67,260	1,789,119
bpost S.A.	174,672	1,595,171
Cie d'Entreprises CFE	6,185	617,659
Cofinimmo S.A.	10,632	1,382,581
D'Ieteren S.A. N.V.	55,184	2,097,534
Elia System Operator S.A. N.V.	20,687	1,474,624
Euronav N.V.	136,603	1,084,183
Nyrstar N.V. *(a)	384,500	227,891
Ontex Group N.V.	64,736	1,362,989
Orange Belgium S.A.	56,593	1,148,365
Sofina S.A.	3,180	622,824

37
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Telenet Group Holding N.V.	37,823	1,708,981
Tessenderlo Group S.A. *	25,709	882,637
		20,591,883

Canada 9.2%
Aecon Group, Inc.	118,509	1,652,107
AGF Management Ltd., Class B	239,446	943,603
Aimia, Inc. *	713,075	2,057,468
Air Canada *	59,714	1,501,238
Algonquin Power & Utilities Corp.	125,135	1,387,222
Allied Properties Real Estate Investment Trust	30,165	1,099,637
AltaGas Ltd.	180,192	2,418,978
Artis Real Estate Investment Trust	153,091	1,237,980
AutoCanada, Inc.	64,095	624,403
Baytex Energy Corp. *	1,100,808	1,972,594
Boardwalk Real Estate Investment Trust (a)	31,025	969,855
Bombardier, Inc., B Shares *	339,855	722,547
Bonavista Energy Corp.	2,023,333	1,920,400
Bonterra Energy Corp.	64,916	309,546
CAE, Inc.	129,749	2,733,891
Canadian Apartment Properties REIT	42,775	1,632,076
Canadian Solar, Inc. *	55,782	1,375,584
Canadian Utilities Ltd., Class A	116,071	3,083,769
Canadian Western Bank	50,352	1,171,821
Canfor Corp. *	75,639	812,100
Capital Power Corp.	111,856	2,565,808
Cascades, Inc.	130,160	870,698
CCL Industries, Inc., Class B	39,516	1,613,045
Centerra Gold, Inc. *	271,917	1,416,363
CES Energy Solutions Corp.	259,151	621,805
Chartwell Retirement Residences	95,884	1,092,073
Chemtrade Logistics Income Fund	102,575	731,343
Choice Properties Real Estate Investment Trust	56,655	581,176
Cineplex, Inc.	74,853	1,458,980
Cogeco Communications, Inc.	15,579	973,421
Cogeco, Inc.	24,539	1,359,986
Colliers International Group, Inc.	9,781	667,737
Cominar Real Estate Investment Trust	203,633	1,852,334
Constellation Software, Inc.	2,550	2,175,787
Corus Entertainment, Inc., B Shares	230,509	1,055,406
Cott Corp.	90,347	1,356,234
Crombie Real Estate Investment Trust	86,503	912,321
Detour Gold Corp. *	53,474	540,830
Dorel Industries, Inc., Class B	91,812	1,171,875
Dream Global Real Estate Investment Trust	62,579	643,846
Dream Office Real Estate Investment Trust	108,240	2,042,342
Eldorado Gold Corp. *	266,247	1,154,343
Emera, Inc.	148,957	5,295,495
Enerflex Ltd.	118,501	1,799,560
Enerplus Corp.	243,265	2,142,653
Ensign Energy Services, Inc.	491,663	2,000,997
Entertainment One Ltd.	350,340	1,959,011
Exchange Income Corp. (a)	32,824	832,439
Extendicare, Inc. (a)	130,396	754,455
First Capital Realty, Inc.	83,843	1,363,642
FirstService Corp.	9,684	840,089
Franco-Nevada Corp.	26,441	1,990,403
Genworth MI Canada, Inc.	38,729	1,303,612
Gran Tierra Energy, Inc. *	270,863	610,830
Granite Real Estate Investment Trust	18,371	859,964
Great Canadian Gaming Corp. *	25,895	1,079,057
Security	Number of Shares	Value ($)
Home Capital Group, Inc. *	116,945	1,531,740
Hudbay Minerals, Inc.	132,414	889,798
Hudson's Bay Co. (a)	255,278	1,506,082
IA Financial Corp., Inc. *	70,985	2,721,361
IAMGOLD Corp. *	287,255	961,879
IGM Financial, Inc.	95,211	2,485,462
Innergex Renewable Energy, Inc.	57,736	644,872
Interfor Corp. *	63,774	717,155
Intertape Polymer Group, Inc.	51,598	705,212
Just Energy Group, Inc.	179,810	649,883
Kinder Morgan Canada Ltd.	20,431	237,819
Kinross Gold Corp. *	846,192	2,820,640
Laurentian Bank of Canada	30,862	949,528
Lucara Diamond Corp.	282,663	354,134
Lundin Mining Corp.	266,718	1,352,829
Maple Leaf Foods, Inc.	95,900	2,020,672
Martinrea International, Inc.	166,373	1,550,035
Medical Facilities Corp. (a)	55,931	701,155
MEG Energy Corp. *	289,209	1,185,823
Morneau Shepell, Inc.	38,450	796,735
Mullen Group Ltd.	174,128	1,663,273
Nevsun Resources Ltd. *	316,401	1,439,060
New Gold, Inc. *	733,803	646,326
NFI Group, Inc.	25,114	659,219
Norbord, Inc.	27,768	716,866
Northland Power, Inc.	66,683	1,263,281
Northview Apartment Real Estate Investment Trust	23,259	490,081
Open Text Corp.	68,450	2,592,472
Pan American Silver Corp.	99,085	1,322,638
Parex Resources, Inc. *	69,656	1,077,367
Pason Systems, Inc.	63,676	979,556
Pengrowth Energy Corp. *(a)	2,796,347	1,656,151
Peyto Exploration & Development Corp.	242,667	1,398,514
PrairieSky Royalty Ltd.	37,636	547,822
Precision Drilling Corp. *	812,760	2,048,871
Premium Brands Holdings Corp.	10,642	597,714
Quebecor, Inc., Class B	138,935	3,372,629
Restaurant Brands International, Inc.	32,815	2,073,549
Richelieu Hardware Ltd.	41,005	734,167
Ritchie Bros. Auctioneers, Inc.	35,312	1,306,839
Rogers Sugar, Inc.	138,898	631,738
Russel Metals, Inc.	129,687	2,363,317
Secure Energy Services, Inc.	221,632	1,427,061
SEMAFO, Inc. *	263,565	740,464
Seven Generations Energy Ltd., A Shares *	59,276	432,980
ShawCor Ltd.	122,786	1,928,029
SmartCentres Real Estate Investment Trust	69,850	1,790,536
Stantec, Inc.	77,970	1,916,984
Stella-Jones, Inc.	24,823	777,297
Superior Plus Corp.	252,520	2,168,566
TFI International, Inc.	89,851	2,766,483
The North West Co., Inc.	61,544	1,501,917
The Stars Group, Inc. *	21,048	350,640
TMX Group Ltd.	20,801	1,304,919
Toromont Industries Ltd.	42,086	2,188,983
Tourmaline Oil Corp.	114,664	1,738,679
Transcontinental, Inc., Class A	92,152	1,325,953
Trican Well Service Ltd. *	544,489	603,610
Turquoise Hill Resources Ltd. *	221,535	381,841
Uni-Select, Inc.	65,065	620,514
Western Forest Products, Inc.	649,404	897,430
Westshore Terminals Investment Corp.	42,943	707,565
Wheaton Precious Metals Corp.	134,415	2,921,000
Whitecap Resources, Inc.	270,286	989,202
Winpak Ltd.	20,259	659,456

38
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
WSP Global, Inc.	55,259	2,924,070
Yamana Gold, Inc.	847,009	2,199,522
		168,944,744

Denmark 1.3%
Chr Hansen Holding A/S	14,406	1,469,116
D/S Norden A/S *	56,703	810,438
Dfds A/S	23,999	1,098,073
FLSmidth & Co. A/S	46,255	2,222,284
GN Store Nord A/S	44,064	2,125,762
H. Lundbeck A/S	12,680	580,560
Jyske Bank A/S	36,647	1,436,841
Matas A/S	68,116	721,464
Nilfisk Holding A/S *	25,121	1,067,747
NKT A/S *(a)	39,818	737,742
Per Aarsleff Holding A/S, Class B	26,370	893,448
Rockwool International A/S, B Shares	6,886	1,682,537
Royal Unibrew A/S	16,701	1,236,205
Scandinavian Tobacco Group A/S, Class A	64,220	848,779
Schouw & Co. A/S	12,772	1,022,376
SimCorp A/S	9,471	853,536
Sydbank A/S	54,437	1,297,721
Topdanmark A/S	13,123	647,708
Tryg A/S	72,492	1,978,171
William Demant Holding A/S *	29,990	901,673
		23,632,181

Finland 1.5%
Amer Sports Oyj *	71,208	3,231,221
Cargotec Oyj, B Shares	49,141	1,759,284
Caverion Oyj	153,937	901,858
Cramo Oyj	55,761	1,092,750
DNA Oyj	24,087	486,571
Finnair Oyj	63,835	594,959
Huhtamaki Oyj	69,810	2,530,252
Kemira Oyj	117,337	1,571,274
Konecranes Oyj	42,043	1,476,925
Metsa Board Oyj	153,593	1,064,245
Oriola Oyj, B Shares	208,263	553,743
Outokumpu Oyj	492,705	1,965,335
Outotec Oyj *	154,153	578,736
Raisio Oyj, V Shares	210,795	625,284
Ramirent Oyj *	101,684	693,568
Sanoma Oyj	128,112	1,275,002
Tieto Oyj	75,310	2,229,644
Tikkurila Oyj	59,572	983,603
Uponor Oyj	58,260	685,299
Valmet Oyj	87,047	2,170,738
YIT Oyj	180,346	1,103,811
		27,574,102

France 4.2%
Aeroports de Paris	10,623	2,063,649
Albioma S.A.	22,604	493,163
ALD S.A.	107,728	1,556,681
Alten S.A.	16,297	1,682,229
Altran Technologies S.A.	141,945	1,506,418
Amundi S.A.	21,691	1,451,346
BioMerieux	12,595	1,039,790
Cie Plastic Omnium S.A.	49,479	1,390,515
Coface S.A.	82,394	742,133
Covivio	24,614	2,494,490
Criteo S.A. ADR *	23,526	638,496
Dassault Aviation S.A.	619	1,043,186
Security	Number of Shares	Value ($)
Dassault Systemes SE	20,747	3,039,307
Derichebourg S.A.	146,415	633,213
Edenred	78,229	3,475,878
Elior Group S.A.	161,343	2,329,587
Elis S.A.	108,907	1,708,892
Eramet	4,277	256,904
Europcar Mobility Group	69,594	596,728
Fnac Darty S.A. *	14,806	1,248,453
Gaztransport Et Technigaz S.A.	6,229	561,054
Gecina S.A.	13,642	2,025,654
Getlink SE	196,920	2,910,543
ICADE	24,053	2,050,079
Iliad S.A.	17,257	1,798,026
Imerys S.A.	34,663	1,972,749
Ingenico Group S.A.	30,877	2,075,123
Ipsen S.A.	7,314	1,012,740
IPSOS	47,710	1,260,396
JCDecaux S.A.	51,071	1,575,989
Kaufman & Broad S.A.	13,184	518,536
Korian S.A.	33,770	1,265,134
Latecoere SACA *	124,075	471,890
LISI	12,626	388,185
Maisons du Monde S.A.	15,029	393,611
Mercialys S.A.	43,403	635,580
Metropole Television S.A.	72,977	1,338,724
Neopost S.A.	93,535	2,458,213
Nexans S.A.	54,022	1,744,562
Nexity S.A.	36,758	1,797,312
Orpea	13,830	1,632,304
Remy Cointreau S.A.	7,890	1,028,708
SEB S.A.	13,653	2,353,767
Societe BIC S.A.	29,317	2,775,820
Sopra Steria Group	8,059	948,880
SPIE S.A.	112,008	1,781,784
Tarkett S.A.	43,255	840,774
Technicolor S.A. *	1,548,960	1,702,950
Television Francaise 1 S.A.	170,399	1,610,478
Ubisoft Entertainment S.A. *	24,347	1,760,470
Vallourec S.A. *(a)	732,913	1,986,273
Vicat S.A.	20,682	994,307
Vilmorin & Cie S.A.	6,660	427,723
		77,489,396

Germany 3.1%
Aareal Bank AG	47,784	1,566,512
Axel Springer SE	27,984	1,598,050
Bauer AG	22,834	374,936
BayWa AG	38,304	1,064,250
Bechtle AG	19,214	1,649,676
Bertrandt AG	4,381	349,205
CANCOM SE	16,571	678,921
CECONOMY AG	297,347	1,676,017
CTS Eventim AG & Co., KGaA	12,555	564,707
Deutsche Euroshop AG	17,911	531,909
Deutsche Pfandbriefbank AG	189,025	2,333,233
Deutsche Wohnen SE	58,398	2,726,411
Deutz AG	129,987	942,124
DMG Mori AG	9,022	440,213
Duerr AG	36,890	1,509,719
ElringKlinger AG	69,268	504,803
Fielmann AG	13,435	907,963
Fraport AG Frankfurt Airport Services Worldwide	24,092	1,937,359
Gerresheimer AG	21,604	1,660,533
Gerry Weber International AG *	103,435	55,416
Grammer AG	16,899	711,602
Hapag-Lloyd AG	24,860	733,180

39
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Heidelberger Druckmaschinen AG *	286,836	513,774
Hella GmbH & Co. KGaA	44,786	2,029,714
HOCHTIEF AG	18,650	2,960,405
Hornbach Holding AG & Co. KGaA	18,555	974,028
Indus Holding AG	15,636	745,128
Jenoptik AG	21,681	790,515
Kloeckner & Co. SE	275,345	2,041,116
Krones AG	12,929	1,081,350
LEG Immobilien AG	19,193	2,145,295
Nordex SE *	78,073	1,000,145
Norma Group SE	16,088	863,577
Pfeiffer Vacuum Technology AG	4,117	628,665
Puma SE	2,799	1,579,269
Rhoen-Klinikum AG	43,972	1,196,695
SAF-Holland S.A.	49,613	606,749
Scout24 AG	30,486	1,607,278
Siltronic AG	7,337	717,998
Sixt SE	6,690	616,289
Software AG	29,676	1,086,415
TAG Immobilien AG	52,031	1,214,578
Takkt AG	32,182	538,691
Talanx AG *	43,034	1,664,136
TLG Immobilien AG	23,930	694,852
United Internet AG	46,741	1,702,636
Wacker Chemie AG	15,455	1,584,931
Wacker Neuson SE	21,898	501,698
Wirecard AG	7,113	975,999
Zalando SE *	19,136	706,002
		57,284,667

Hong Kong 4.9%
AAC Technologies Holdings, Inc.	196,377	1,167,034
ASM Pacific Technology Ltd.	140,128	1,484,324
BOC Aviation Ltd.	108,169	935,651
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	363,316	962,696
Cathay Pacific Airways Ltd.	1,099,131	1,848,267
China Harmony New Energy Auto Holding Ltd.	1,188,248	475,311
China Travel International Investment Hong Kong Ltd.	2,271,634	674,273
Chow Sang Sang Holdings International Ltd.	573,978	893,527
Chow Tai Fook Jewellery Group Ltd.	1,264,633	1,192,168
CITIC Telecom International Holdings Ltd.	1,257,018	467,591
CK Infrastructure Holdings Ltd.	76,932	641,443
Dah Sing Financial Holdings Ltd.	70,033	384,522
Dairy Farm International Holdings Ltd.	192,685	1,722,604
Esprit Holdings Ltd. *	9,301,766	2,180,342
FIH Mobile Ltd. *	12,774,745	1,497,206
First Pacific Co., Ltd.	5,695,346	2,307,218
Giordano International Ltd.	1,832,430	908,068
Global Brands Group Holding Ltd. *	39,408,205	1,857,504
Great Eagle Holdings Ltd.	205,521	1,018,468
Hang Lung Group Ltd.	827,956	2,599,953
Hang Lung Properties Ltd.	1,244,482	2,939,272
Henderson Land Development Co., Ltd.	489,243	2,767,254
HK Electric Investments & HK Electric Investments Ltd.	1,299,002	1,353,644
Hopewell Holdings Ltd.	181,773	835,945
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,003,311	791,137
Hysan Development Co., Ltd.	187,952	992,460
Johnson Electric Holdings Ltd.	380,560	928,881
Ju Teng International Holdings Ltd.	4,056,129	1,100,608
K Wah International Holdings Ltd.	1,173,061	632,124
Security	Number of Shares	Value ($)
Kerry Logistics Network Ltd.	645,798	1,072,792
Kerry Properties Ltd.	601,033	2,511,387
Lifestyle International Holdings Ltd.	281,796	495,399
Luk Fook Holdings International Ltd.	509,383	1,709,883
Man Wah Holdings Ltd. (a)	1,108,834	624,353
Melco International Development Ltd.	217,947	532,526
Melco Resorts & Entertainment Ltd. ADR	102,164	2,353,859
MGM China Holdings Ltd.	523,542	1,100,467
Minth Group Ltd.	290,292	1,150,103
MMG Ltd. *	1,194,770	566,198
NWS Holdings Ltd.	1,036,185	2,508,028
Pacific Basin Shipping Ltd.	3,675,655	800,704
Pacific Textiles Holdings Ltd.	890,741	832,892
Pou Sheng International Holdings Ltd.	3,451,744	703,558
Power Assets Holdings Ltd.	276,726	1,921,268
Road King Infrastructure Ltd.	265,295	507,622
Sa Sa International Holdings Ltd.	1,285,343	456,841
Seaspan Corp. (a)	98,434	866,219
Semiconductor Manufacturing International Corp. *	1,791,416	1,814,283
Shangri-La Asia Ltd.	599,678	852,558
Shougang Fushan Resources Group Ltd.	3,857,910	874,809
Shui On Land Ltd.	3,495,367	872,751
Shun Tak Holdings Ltd.	1,398,455	554,052
Sino Land Co., Ltd.	1,632,631	3,040,723
SITC International Holdings Co., Ltd.	801,049	775,558
SmarTone Telecommunications Holdings Ltd.	723,717	823,307
Stella International Holdings Ltd.	1,152,661	1,521,258
Sun Art Retail Group Ltd.	1,985,830	2,018,768
Swire Properties Ltd.	398,798	1,600,313
Television Broadcasts Ltd.	464,397	889,772
Texwinca Holdings Ltd.	1,863,197	721,562
The Bank of East Asia Ltd.	601,669	2,096,314
The Hongkong & Shanghai Hotels Ltd.	406,047	608,310
Tingyi Cayman Islands Holding Corp.	1,545,279	2,145,729
Truly International Holdings Ltd. *	5,171,070	955,190
Uni-President China Holdings Ltd.	965,791	860,006
Vitasoy International Holdings Ltd.	222,103	959,170
VSTECS Holdings Ltd.	1,388,104	801,054
VTech Holdings Ltd.	175,183	1,835,563
Wharf Real Estate Investment Co., Ltd.	378,179	2,656,956
Wynn Macau Ltd.	749,904	1,853,313
Xinyi Glass Holdings Ltd.	1,098,451	1,259,403
		90,664,316

Ireland 0.8%
C&C Group plc	270,616	942,941
Glanbia plc	102,801	2,087,172
ICON plc *	17,198	2,407,376
Irish Continental Group plc	103,378	588,583
James Hardie Industries plc	132,811	1,666,775
Kingspan Group plc	48,698	2,299,058
Origin Enterprises plc	156,857	968,083
Paddy Power Betfair plc	22,743	1,841,310
Total Produce plc	524,220	1,110,289
UDG Healthcare plc	147,520	1,135,112
		15,046,699

Israel 0.8%
Azrieli Group Ltd.	14,267	798,966
Elbit Systems Ltd.	11,461	1,509,512
First International Bank of Israel Ltd. *	30,283	726,327
Gazit-Globe Ltd.	91,799	717,285
Israel Discount Bank Ltd., A Shares	756,203	2,673,630
Mellanox Technologies Ltd. *	6,286	675,368

40
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Mizrahi Tefahot Bank Ltd.	62,989	1,206,877
Nice Ltd. *	16,094	1,892,288
Partner Communications Co., Ltd. *	144,506	630,169
Plus500 Ltd.	25,185	263,801
Taro Pharmaceutical Industries Ltd.	7,576	775,555
The Israel Corp., Ltd.	8,475	2,383,568
Tower Semiconductor Ltd. *	46,801	843,365
		15,096,711

Italy 2.9%
A2A S.p.A.	1,599,842	2,838,272
ACEA S.p.A.	50,538	799,912
Amplifon S.p.A.	23,247	433,072
Anima Holding S.p.A.	189,813	824,791
Astaldi S.p.A. *(a)	616,059	486,144
ASTM S.p.A.	47,480	1,246,210
Autogrill S.p.A.	116,889	1,004,917
Azimut Holding S.p.A.	86,793	1,270,476
Banca Carige S.p.A. *(a)(b)	136,245,279	232,714
Banca Generali S.p.A.	32,199	805,164
Banca Mediolanum S.p.A.	174,016	1,214,673
Banca Popolare di Sondrio Scarl	657,881	1,928,259
Banco BPM S.p.A. *	717,050	1,740,789
Brembo S.p.A.	83,620	1,013,121
Buzzi Unicem S.p.A.	68,036	1,332,529
Cerved Group S.p.A.	108,019	996,926
Danieli & C Officine Meccaniche S.p.A.	13,424	270,561
Danieli & C Officine Meccaniche S.p.A. - RSP	46,558	746,460
Davide Campari-Milano S.p.A.	155,678	1,486,414
De'Longhi S.p.A.	39,798	1,046,846
DiaSorin S.p.A.	6,854	673,151
Enav S.p.A.	197,331	1,015,648
ERG S.p.A.	62,186	1,238,489
Esprinet S.p.A.	132,390	528,388
Ferrari N.V.	15,597	2,009,579
FinecoBank Banca Fineco S.p.A.	70,143	872,600
Hera S.p.A.	898,913	2,999,127
Interpump Group S.p.A.	26,532	861,042
Iren S.p.A.	632,483	1,574,376
Italgas S.p.A.	415,899	2,522,311
MARR S.p.A.	23,089	544,233
Mediaset S.p.A. *(a)	739,893	2,357,361
Moncler S.p.A.	24,735	949,749
OVS S.p.A. *(a)	363,396	607,457
Pirelli & C S.p.A. *	243,973	1,639,092
PRADA S.p.A.	414,350	1,327,537
Recordati S.p.A.	34,799	1,310,420
Safilo Group S.p.A. *(a)	331,604	283,576
Salini Impregilo S.p.A (a)	413,459	986,809
Salvatore Ferragamo Italia S.p.A.	19,336	411,185
Saras S.p.A.	1,019,542	2,020,058
Societa Cattolica di Assicurazioni SC	172,843	1,611,927
Societa Iniziative Autostradali e Servizi S.p.A.	68,084	1,140,426
Tod's S.p.A. (a)	15,052	741,464
UnipolSai Assicurazioni S.p.A.	766,289	1,916,172
		53,860,427

Japan 35.8%
ABC-Mart, Inc.	19,111	1,095,294
Activia Properties, Inc.	134	559,136
Adastria Co., Ltd.	64,120	1,119,738
ADEKA Corp.	131,321	1,954,715
Advance Residence Investment Corp.	367	1,022,009
Advantest Corp.	51,345	1,212,594
Security	Number of Shares	Value ($)
Aeon Delight Co., Ltd.	26,909	1,000,748
AEON Financial Service Co., Ltd.	78,367	1,541,011
Aeon Mall Co., Ltd.	88,461	1,443,094
Aica Kogyo Co., Ltd.	38,338	1,334,529
Aichi Steel Corp.	30,524	974,783
Aida Engineering Ltd.	67,882	495,151
Ain Holdings, Inc.	14,952	1,027,513
Aisan Industry Co., Ltd.	92,299	626,824
Alpen Co., Ltd.	36,750	548,675
Amano Corp.	53,155	1,128,804
Anritsu Corp.	94,095	1,861,275
AOKI Holdings, Inc.	64,736	726,913
Aoyama Trading Co., Ltd.	73,449	1,801,256
Aozora Bank Ltd.	71,533	2,062,710
Arata Corp.	30,662	1,169,244
Arcland Sakamoto Co., Ltd.	51,178	660,643
Arcs Co., Ltd.	103,044	2,392,820
Asahi Diamond Industrial Co., Ltd.	80,607	564,799
Asahi Holdings, Inc.	47,420	950,359
ASKUL Corp.	21,914	503,361
Autobacs Seven Co., Ltd.	111,483	1,876,744
Avex, Inc.	72,421	943,971
Axial Retailing, Inc.	22,700	724,924
Azbil Corp.	108,986	2,406,464
Belc Co., Ltd.	10,962	506,151
Benesse Holdings, Inc.	85,644	2,327,283
Bic Camera, Inc.	168,986	1,918,777
BML, Inc.	23,156	704,124
Bunka Shutter Co., Ltd.	94,072	702,244
Calbee, Inc.	47,060	1,304,169
Canon Electronics, Inc.	30,407	494,947
Canon Marketing Japan, Inc.	88,278	1,660,565
Capcom Co., Ltd.	47,191	946,618
Cawachi Ltd.	44,466	836,833
Central Glass Co., Ltd.	81,714	1,915,860
Chiyoda Co., Ltd.	50,060	840,029
Chiyoda Corp. (a)	299,865	832,360
Chudenko Corp.	29,204	607,848
Chugoku Marine Paints Ltd.	77,109	700,298
Citizen Watch Co., Ltd.	430,775	2,449,520
CKD Corp.	56,023	503,261
Cocokara fine, Inc.	32,262	1,441,820
Cosmos Pharmaceutical Corp.	5,436	996,177
Create SD Holdings Co., Ltd.	23,804	625,037
CyberAgent, Inc.	34,396	1,070,626
Daido Metal Co., Ltd.	51,586	362,844
Daifuku Co., Ltd.	28,966	1,420,718
Daihen Corp.	25,644	600,556
Daiho Corp.	17,056	495,654
Daiichi Jitsugyo Co., Ltd.	14,513	451,087
Daiichikosho Co., Ltd.	33,821	1,670,998
Daikyonishikawa Corp.	66,750	742,933
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	24,721	698,415
Daio Paper Corp.	106,853	1,257,433
Daiseki Co., Ltd.	24,244	598,913
Daishi Hokuetsu Financial Group, Inc.	21,584	667,956
Daiwa House REIT Investment Corp.	189	421,736
Daiwabo Holdings Co., Ltd.	35,875	2,027,073
DCM Holdings Co., Ltd.	218,816	2,130,763
DeNA Co., Ltd.	133,982	2,064,132
Descente Ltd. (a)	38,091	829,776
Dexerials Corp.	61,642	455,726
Disco Corp.	9,977	1,374,840
DMG Mori Co., Ltd.	69,445	899,566
Doshisha Co., Ltd.	37,228	599,287
Doutor Nichires Holdings Co., Ltd.	43,498	845,577
DTS Corp.	18,630	709,587

41
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Duskin Co., Ltd.	63,980	1,587,430
DyDo Group Holdings, Inc.	15,759	780,022
Eagle Industry Co., Ltd.	43,728	518,121
Earth Corp.	14,938	669,607
Eizo Corp.	17,865	723,780
Enplas Corp.	15,643	417,915
Exedy Corp.	56,105	1,338,113
Ezaki Glico Co., Ltd.	47,674	2,415,391
FamilyMart UNY Holdings Co., Ltd.	89,452	2,551,294
Fancl Corp.	31,898	723,522
FCC Co., Ltd.	46,452	1,075,340
Foster Electric Co., Ltd.	82,930	1,148,743
FP Corp.	14,956	913,590
Frontier Real Estate Investment Corp.	153	632,231
Fuji Co., Ltd.	45,864	800,107
Fuji Corp.	70,484	995,970
Fuji Oil Co., Ltd.	273,239	677,452
Fuji Oil Holdings, Inc.	44,737	1,499,003
Fuji Seal International, Inc.	27,608	1,034,184
Fuji Soft, Inc.	23,529	978,614
Fujicco Co., Ltd.	19,207	391,835
Fujimori Kogyo Co., Ltd.	23,919	653,196
Fujitec Co., Ltd.	107,882	1,260,820
Fujitsu General Ltd.	74,094	991,736
Fukuda Corp.	11,026	430,858
Fukuoka Financial Group, Inc.	102,454	2,216,217
Fukuyama Transporting Co., Ltd.	33,675	1,397,579
Funai Electric Co., Ltd. *(a)	101,151	689,666
Furukawa Co., Ltd.	54,833	713,735
Futaba Corp.	38,172	613,111
Futaba Industrial Co., Ltd.	162,253	875,980
Fuyo General Lease Co., Ltd.	10,006	527,625
G-Tekt Corp.	52,631	811,781
Geo Holdings Corp.	107,070	1,570,655
Glory Ltd.	79,033	1,932,517
GLP J-Reit	659	688,481
Godo Steel Ltd.	29,691	461,421
Gree, Inc.	239,699	1,009,871
GS Yuasa Corp.	102,811	2,060,468
GungHo Online Entertainment, Inc.	781,587	2,253,768
Gunze Ltd.	23,668	1,080,070
Hamakyorex Co., Ltd.	17,785	724,533
Hamamatsu Photonics K.K.	48,584	1,710,827
Hazama Ando Corp.	219,259	1,546,158
Heiwa Corp.	66,598	1,319,756
Heiwado Co., Ltd.	68,671	1,531,711
Hikari Tsushin, Inc.	10,569	1,894,103
Hirose Electric Co., Ltd.	20,890	2,148,675
HIS Co., Ltd.	38,911	1,489,048
Hisamitsu Pharmaceutical Co., Inc.	31,814	1,571,838
Hitachi Capital Corp.	31,279	741,232
Hitachi Chemical Co., Ltd.	149,482	2,715,169
Hitachi High-Technologies Corp.	68,647	2,611,571
Hitachi Transport System Ltd.	59,762	1,782,338
Hitachi Zosen Corp.	416,686	1,287,639
Hogy Medical Co., Ltd.	15,279	526,365
Hokkaido Electric Power Co., Inc.	312,225	1,991,374
Hokuetsu Corp.	266,011	1,479,166
Hokuhoku Financial Group, Inc.	125,888	1,378,526
Horiba Ltd.	25,349	1,284,301
Hoshizaki Corp.	22,308	1,510,980
Hosiden Corp.	132,355	1,059,363
House Foods Group, Inc.	51,205	2,051,512
Hulic Co., Ltd.	110,681	1,017,128
IDOM, Inc. (a)	125,659	424,432
Iino Kaiun Kaisha Ltd.	122,289	435,020
Inaba Denki Sangyo Co., Ltd.	45,287	1,842,886
Inabata & Co., Ltd.	148,791	2,094,462
Security	Number of Shares	Value ($)
Internet Initiative Japan, Inc.	36,723	829,006
Iseki & Co., Ltd.	35,296	518,089
Ishihara Sangyo Kaisha Ltd. *	57,854	611,697
Ito En Ltd.	47,770	2,162,781
Itochu Enex Co., Ltd.	163,125	1,378,913
Itochu Techno-Solutions Corp.	79,500	1,871,092
Itoham Yonekyu Holdings, Inc.	267,709	1,613,661
Itoki Corp.	92,461	475,096
Iwatani Corp.	74,715	2,439,715
Izumi Co., Ltd.	31,459	1,429,955
J-Oil Mills, Inc.	23,155	825,776
Jaccs Co., Ltd.	25,308	436,274
Jafco Co., Ltd.	19,412	680,083
Japan Airport Terminal Co., Ltd.	25,009	992,991
Japan Aviation Electronics Industry Ltd.	81,018	1,054,573
Japan Excellent, Inc.	499	689,868
Japan Exchange Group, Inc.	135,049	2,383,860
Japan Hotel REIT Investment Corp.	622	479,966
Japan Petroleum Exploration Co., Ltd.	67,208	1,400,066
Japan Post Insurance Co., Ltd.	56,059	1,268,529
Japan Prime Realty Investment Corp.	256	1,004,959
Japan Pulp & Paper Co., Ltd.	26,432	1,019,812
Japan Real Estate Investment Corp.	392	2,271,290
Japan Retail Fund Investment Corp.	1,156	2,330,277
Joshin Denki Co., Ltd.	37,102	741,573
Joyful Honda Co., Ltd.	106,078	1,367,427
JVC Kenwood Corp.	415,091	1,021,694
Kadokawa Dwango *	88,631	977,712
Kaga Electronics Co., Ltd.	47,960	924,130
Kagome Co., Ltd.	55,034	1,412,928
Kakaku.com, Inc.	34,561	664,706
Kaken Pharmaceutical Co., Ltd.	27,022	1,305,950
Kameda Seika Co., Ltd.	8,880	425,972
Kamei Corp.	111,149	1,199,155
Kanamoto Co., Ltd.	32,826	865,472
Kandenko Co., Ltd.	151,927	1,359,318
Kanematsu Corp.	191,647	2,255,278
Kansai Paint Co., Ltd.	125,510	2,307,932
Kasai Kogyo Co., Ltd.	78,866	653,911
Kato Sangyo Co., Ltd.	64,956	2,158,976
Keihan Holdings Co., Ltd.	66,006	2,733,450
Keihin Corp.	98,915	1,738,921
Keikyu Corp.	144,998	2,404,476
Keisei Electric Railway Co., Ltd.	65,280	2,228,387
Keiyo Co., Ltd.	85,201	396,462
Kenedix Office Investment Corp.	148	987,819
KH Neochem Co., Ltd.	21,764	559,154
Kintetsu World Express, Inc.	52,879	837,932
Kissei Pharmaceutical Co., Ltd.	25,057	688,775
Kitz Corp.	118,086	870,900
Kobayashi Pharmaceutical Co., Ltd.	22,128	1,785,029
Kohnan Shoji Co., Ltd.	58,432	1,481,271
Kokuyo Co., Ltd.	106,171	1,564,143
Komeri Co., Ltd.	59,082	1,490,319
Komori Corp.	66,215	719,133
Konami Holdings Corp.	51,920	2,143,123
Konishi Co., Ltd.	43,323	632,021
Konoike Transport Co., Ltd.	54,171	872,030
Kose Corp.	7,521	1,217,467
Kumagai Gumi Co., Ltd.	36,951	1,173,390
Kurabo Industries Ltd.	38,409	783,568
Kureha Corp.	18,789	1,157,856
Kurita Water Industries Ltd.	99,044	2,494,784
KYB Corp.	53,178	1,401,106
Kyoei Steel Ltd.	42,108	649,852
Kyokuto Kaihatsu Kogyo Co., Ltd.	45,865	611,423
Kyokuyo Co., Ltd.	19,486	526,010
KYORIN Holdings, Inc.	56,679	1,122,175

42
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Kyoritsu Maintenance Co., Ltd.	12,504	594,198
Kyowa Exeo Corp.	103,566	2,795,687
Kyudenko Corp.	27,853	953,287
Kyushu Financial Group, Inc.	216,270	878,135
Lawson, Inc.	42,191	2,558,294
Life Corp.	39,005	868,608
Lintec Corp.	64,921	1,471,395
Lion Corp.	119,310	2,446,862
M3, Inc.	25,513	423,078
Mabuchi Motor Co., Ltd.	38,720	1,332,174
Macnica Fuji Electronics Holdings, Inc.	67,608	951,686
Maeda Corp.	123,275	1,304,509
Maeda Road Construction Co., Ltd.	94,800	1,857,337
Makino Milling Machine Co., Ltd.	24,584	988,263
Mandom Corp.	24,622	623,955
Marudai Food Co., Ltd.	66,895	1,139,354
Maruha Nichiro Corp.	40,089	1,337,861
Marui Group Co., Ltd.	120,256	2,116,255
Maruichi Steel Tube Ltd.	51,586	1,552,399
Max Co., Ltd.	36,681	514,694
Maxell Holdings Ltd.	75,433	1,105,881
McDonald's Holdings Co. Japan, Ltd.	28,174	1,262,920
Mebuki Financial Group, Inc.	459,112	1,241,401
Megmilk Snow Brand Co., Ltd.	78,941	1,927,431
Meidensha Corp.	64,031	913,414
Meitec Corp.	17,874	818,877
Miraca Holdings, Inc.	96,044	2,571,929
Mirait Holdings Corp.	107,866	1,684,074
Misawa Homes Co., Ltd.	81,549	567,737
MISUMI Group, Inc.	100,573	2,440,241
Mitsuba Corp.	138,003	860,349
Mitsubishi Logistics Corp.	71,716	1,807,073
Mitsubishi Pencil Co., Ltd.	26,515	535,207
Mitsubishi Shokuhin Co., Ltd.	66,686	1,734,243
Mitsubishi UFJ Lease & Finance Co., Ltd.	234,738	1,195,620
Mitsuboshi Belting Ltd.	19,837	378,493
Mitsui E&S Holdings Co., Ltd. *	184,298	2,031,384
Mitsui Sugar Co., Ltd.	14,342	370,016
Mitsui-Soko Holdings Co., Ltd.	44,050	750,259
Miura Co., Ltd.	37,043	848,542
Mixi, Inc.	81,319	1,975,266
Mizuno Corp.	37,626	866,628
Mochida Pharmaceutical Co., Ltd.	13,463	1,435,553
Morinaga & Co., Ltd.	24,887	1,115,578
Morinaga Milk Industry Co., Ltd.	80,578	2,576,875
Morita Holdings Corp.	24,220	396,632
MOS Food Services, Inc.	20,880	525,376
Musashi Seimitsu Industry Co., Ltd.	53,280	759,092
Nabtesco Corp.	86,747	2,290,239
Nachi-Fujikoshi Corp.	25,317	996,123
Namura Shipbuilding Co., Ltd.	186,112	688,808
Nankai Electric Railway Co., Ltd.	77,658	2,084,460
NEC Networks & System Integration Corp.	40,475	980,243
NET One Systems Co., Ltd.	72,287	1,690,939
Nexon Co., Ltd. *	125,442	1,991,161
Nichi-iko Pharmaceutical Co., Ltd.	51,046	744,230
Nichias Corp.	54,018	1,066,094
Nichicon Corp.	88,628	792,971
Nichiha Corp.	27,655	783,790
NichiiGakkan Co., Ltd.	66,146	724,920
Nifco, Inc.	61,876	1,573,024
Nihon Kohden Corp.	57,185	1,718,324
Nihon Parkerizing Co., Ltd.	74,524	984,772
Nihon Unisys Ltd.	55,919	1,459,259
Nikkiso Co., Ltd.	83,919	959,656
Nippo Corp.	87,122	1,695,169
Nippon Accommodations Fund, Inc.	142	706,683
Security	Number of Shares	Value ($)
Nippon Building Fund, Inc.	415	2,702,794
Nippon Densetsu Kogyo Co., Ltd.	43,135	886,957
Nippon Flour Mills Co., Ltd.	94,339	1,605,085
Nippon Gas Co., Ltd.	23,538	820,405
Nippon Holdings Co., Ltd.	61,435	1,553,535
Nippon Kayaku Co., Ltd.	188,844	2,298,631
Nippon Koei Co., Ltd.	18,345	402,759
Nippon Light Metal Holdings Co., Ltd.	1,027,516	2,270,652
Nippon Paint Holdings Co., Ltd.	45,443	1,747,180
Nippon Prologis REIT, Inc.	378	804,082
Nippon Seiki Co., Ltd.	85,423	1,574,632
Nippon Sheet Glass Co., Ltd.	240,974	1,998,015
Nippon Shinyaku Co., Ltd.	12,573	798,519
Nippon Signal Co., Ltd.	88,202	795,498
Nippon Soda Co., Ltd.	42,190	1,094,166
Nippon Steel & Sumikin Bussan Corp.	50,461	2,180,358
Nippon Suisan Kaisha Ltd.	386,908	2,533,740
Nipro Corp.	140,991	1,858,011
Nishi-Nippon Financial Holdings, Inc.	108,669	965,448
Nishi-Nippon Railroad Co., Ltd.	84,693	2,022,985
Nishimatsu Construction Co., Ltd.	72,451	1,686,315
Nishimatsuya Chain Co., Ltd.	56,382	472,551
Nishio Rent All Co., Ltd.	23,884	735,916
Nissan Chemical Corp.	51,888	2,619,570
Nissan Shatai Co., Ltd.	227,223	2,026,881
Nissha Co., Ltd. (a)	34,072	389,630
Nisshinbo Holdings, Inc.	247,221	2,111,994
Nissin Corp.	25,054	433,471
Nissin Kogyo Co., Ltd.	74,026	1,042,695
Nittetsu Mining Co., Ltd.	16,524	682,068
Nitto Boseki Co., Ltd.	25,245	445,166
Nitto Kogyo Corp.	50,674	1,034,693
NOF Corp.	53,931	1,857,936
Nojima Corp.	31,560	575,803
Nomura Co., Ltd.	27,495	792,840
Nomura Real Estate Master Fund, Inc.	897	1,229,628
Nomura Research Institute Ltd.	58,966	2,399,533
Noritake Co., Ltd.	11,674	572,584
Noritz Corp.	77,041	1,136,376
North Pacific Bank Ltd.	650,405	1,793,697
NS Solutions Corp.	26,211	692,713
NSD Co., Ltd.	22,247	503,016
Obic Co., Ltd.	13,916	1,328,845
Ohsho Food Service Corp.	10,583	710,160
Oiles Corp.	34,633	604,802
Okabe Co., Ltd.	48,717	427,565
Okamoto Industries, Inc.	8,565	447,793
Okamura Corp.	82,611	973,640
Okasan Securities Group, Inc.	195,798	854,813
Oki Electric Industry Co., Ltd.	193,257	2,277,697
OKUMA Corp.	28,717	1,583,924
Okumura Corp.	38,088	1,194,099
Onward Holdings Co., Ltd.	280,323	1,578,894
Open House Co., Ltd.	9,023	318,545
Oracle Corp. Japan	13,520	1,009,263
Orient Corp.	377,949	414,209
Orix JREIT, Inc.	530	869,368
Osaka Soda Co., Ltd.	23,122	575,765
OSG Corp.	57,612	1,136,507
Otsuka Corp.	76,075	2,736,978
Pacific Industrial Co., Ltd.	56,645	862,498
PALTAC Corp.	44,514	2,295,278
Paramount Bed Holdings Co., Ltd.	18,966	870,610
Park24 Co., Ltd.	61,750	1,483,287
Penta-Ocean Construction Co., Ltd.	245,868	1,239,058
Persol Holdings Co., Ltd.	104,825	1,796,677
Pigeon Corp.	25,063	1,022,153
Pilot Corp.	12,146	556,455

43
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Piolax, Inc.	24,667	513,194
Pioneer Corp. *(a)	1,557,080	909,183
Plenus Co., Ltd.	55,000	897,233
Pola Orbis Holdings, Inc.	28,935	812,270
Press Kogyo Co., Ltd.	221,665	1,220,631
Prima Meat Packers Ltd.	45,686	828,603
Raito Kogyo Co., Ltd.	56,901	784,612
Rakuten, Inc.	357,213	2,810,983
Relia, Inc.	57,407	501,254
Relo Group, Inc.	27,802	725,270
Resorttrust, Inc.	41,666	577,904
Riken Corp.	13,872	655,468
Rinnai Corp.	31,703	2,133,089
Riso Kagaku Corp.	34,988	582,714
Rohto Pharmaceutical Co., Ltd.	52,498	1,380,360
Round One Corp.	70,749	920,271
Royal Holdings Co., Ltd.	26,280	663,138
Ryobi Ltd.	43,824	1,073,160
Ryosan Co., Ltd.	63,123	1,766,333
Ryoyo Electro Corp.	50,391	705,709
S Foods, Inc.	14,196	550,267
Saizeriya Co., Ltd.	39,382	725,234
Sakai Chemical Industry Co., Ltd.	28,169	611,863
Sakata INX Corp.	63,154	667,735
Sakata Seed Corp.	11,477	389,199
San-A Co., Ltd.	22,243	888,161
Sanden Holdings Corp. *	83,034	603,436
Sangetsu Corp.	72,009	1,342,245
Sanken Electric Co., Ltd.	33,235	648,459
Sanki Engineering Co., Ltd.	71,807	780,511
Sankyo Co., Ltd.	44,777	1,649,171
Sankyo Tateyama, Inc.	98,531	1,294,923
Sankyu, Inc.	52,775	2,583,756
Sanrio Co., Ltd.	50,705	1,077,686
Santen Pharmaceutical Co., Ltd.	175,103	2,729,103
Sanwa Holdings Corp.	177,788	2,061,842
Sanyo Chemical Industries Ltd.	17,269	842,352
Sanyo Denki Co., Ltd.	10,079	365,332
Sanyo Shokai Ltd.	40,060	644,875
Sanyo Special Steel Co., Ltd.	50,975	1,158,065
Sapporo Holdings Ltd.	100,873	2,201,047
Sato Holdings Corp.	23,028	558,323
Sawai Pharmaceutical Co., Ltd.	30,937	1,773,069
SBI Holdings, Inc.	91,476	1,926,157
SCREEN Holdings Co., Ltd.	22,227	886,524
SCSK Corp.	25,895	1,132,848
Seiko Holdings Corp.	44,370	1,082,147
Seiren Co., Ltd.	48,020	801,052
Sekisui Jushi Corp.	22,951	431,723
Senko Group Holdings Co., Ltd.	184,316	1,534,863
Senshu Ikeda Holdings, Inc.	204,071	542,625
Senshukai Co., Ltd. *	125,138	270,915
Seria Co., Ltd.	16,288	551,615
Seven Bank Ltd.	380,937	1,112,150
SG Holdings Co., Ltd.	50,446	1,477,308
Sharp Corp.	32,139	375,898
Shikoku Electric Power Co., Inc.	225,163	2,837,798
Shima Seiki Manufacturing Ltd.	9,948	325,285
Shimachu Co., Ltd.	67,526	1,815,535
Shindengen Electric Manufacturing Co., Ltd.	11,579	439,985
Shinko Electric Industries Co., Ltd.	121,955	883,002
Shinko Plantech Co., Ltd.	71,646	789,702
Shinmaywa Industries Ltd.	136,370	1,701,562
Shinsei Bank Ltd.	88,180	1,211,168
Ship Healthcare Holdings, Inc.	42,570	1,611,863
Shizuoka Gas Co., Ltd.	140,252	1,126,350
SHO-BOND Holdings Co., Ltd.	8,803	630,254
Security	Number of Shares	Value ($)
Shochiku Co., Ltd.	3,502	358,631
Showa Corp.	89,952	1,252,476
Showa Sangyo Co., Ltd.	47,857	1,313,359
Siix Corp.	50,312	751,607
Sintokogio Ltd.	87,268	790,210
SKY Perfect JSAT Holdings, Inc.	260,106	1,163,608
Sohgo Security Services Co., Ltd.	45,299	1,957,314
Sony Financial Holdings, Inc.	98,163	1,856,208
Sotetsu Holdings, Inc.	52,645	1,581,904
Square Enix Holdings Co., Ltd.	39,005	1,149,267
St Marc Holdings Co., Ltd.	22,894	536,154
Star Micronics Co., Ltd.	27,305	415,511
Starts Corp., Inc.	28,535	621,864
Starzen Co., Ltd.	22,980	812,310
Sugi Holdings Co., Ltd.	42,083	1,827,805
SUMCO Corp.	115,503	1,466,095
Sumitomo Bakelite Co., Ltd.	37,326	1,406,599
Sumitomo Dainippon Pharma Co., Ltd.	99,353	2,451,695
Sumitomo Mitsui Construction Co., Ltd.	180,140	1,186,154
Sumitomo Osaka Cement Co., Ltd.	55,243	2,270,362
Sumitomo Riko Co., Ltd.	97,851	893,950
Sumitomo Seika Chemicals Co., Ltd.	9,685	372,366
Sundrug Co., Ltd.	63,452	1,943,688
Suruga Bank Ltd. (a)	192,990	930,970
Sushiro Global Holdings Ltd.	12,336	776,818
Sysmex Corp.	35,363	2,128,070
T-Gaia Corp.	51,646	938,090
Tachi-S Co., Ltd.	82,440	1,221,196
Tachibana Eletech Co., Ltd.	34,796	540,757
Tadano Ltd.	143,322	1,494,761
Taihei Dengyo Kaisha Ltd.	25,023	559,039
Taikisha Ltd.	39,172	1,175,301
Taisho Pharmaceutical Holdings Co., Ltd.	25,597	2,591,432
Taiyo Nippon Sanso Corp.	103,917	1,468,392
Taiyo Yuden Co., Ltd.	110,009	2,166,185
Takamatsu Construction Group Co., Ltd.	17,615	435,786
Takara Holdings, Inc.	127,103	1,438,643
Takara Standard Co., Ltd.	72,345	1,119,099
Takasago International Corp.	22,944	745,082
Takasago Thermal Engineering Co., Ltd.	73,412	1,198,913
Takeuchi Manufacturing Co., Ltd.	21,244	371,942
Takuma Co., Ltd.	63,814	843,821
Tamron Co., Ltd.	30,121	583,642
TechnoPro Holdings, Inc.	7,693	415,334
The 77 Bank Ltd.	36,553	586,122
The Awa Bank Ltd.	21,662	563,150
The Bank of Kyoto Ltd.	22,735	1,018,092
The Chugoku Bank Ltd.	117,784	1,102,506
The Gunma Bank Ltd.	311,392	1,311,919
The Hachijuni Bank Ltd.	321,052	1,335,313
The Hiroshima Bank Ltd.	260,621	1,451,536
The Hokkoku Bank Ltd.	18,187	570,182
The Hyakugo Bank Ltd.	141,904	485,676
The Hyakujushi Bank Ltd.	20,524	450,230
The Iyo Bank Ltd.	191,356	1,055,449
The Japan Steel Works Ltd.	60,528	1,091,266
The Japan Wool Textile Co., Ltd.	97,487	803,926
The Juroku Bank Ltd.	33,041	691,866
The Keiyo Bank Ltd.	108,016	671,461
The Kiyo Bank Ltd.	68,840	959,753
The Musashino Bank Ltd.	24,278	507,718
The Nanto Bank Ltd.	21,889	420,791
The Nippon Road Co., Ltd.	15,665	937,198
The Nisshin Oillio Group Ltd.	55,154	1,711,795
The Ogaki Kyoritsu Bank Ltd.	30,396	614,910
The Okinawa Electric Power Co., Inc.	69,140	1,274,481
The San-In Godo Bank Ltd.	93,147	673,584
The Shiga Bank Ltd.	30,241	708,756

44
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
The Shizuoka Bank Ltd.	285,676	2,255,742
The Sumitomo Warehouse Co., Ltd.	79,808	1,035,239
THK Co., Ltd.	83,066	2,041,579
Toa Corp.	38,077	540,097
Toagosei Co., Ltd.	170,210	1,860,812
Toda Corp.	208,055	1,321,370
Toei Co., Ltd.	6,181	790,115
Toho Co., Ltd.	66,113	2,363,724
Toho Zinc Co., Ltd.	25,621	748,008
Tokai Carbon Co., Ltd. (a)	70,763	981,477
TOKAI Holdings Corp.	119,185	991,424
Tokai Rika Co., Ltd.	118,391	2,166,389
Tokai Tokyo Financial Holdings, Inc.	179,354	774,967
Token Corp.	11,743	722,597
Tokuyama Corp.	60,409	1,515,109
Tokyo Broadcasting System Holdings, Inc.	39,670	760,829
Tokyo Century Corp.	19,534	871,239
Tokyo Dome Corp.	89,783	840,405
Tokyo Ohka Kogyo Co., Ltd.	36,372	1,055,350
Tokyo Seimitsu Co., Ltd.	28,381	730,686
Tokyo Steel Manufacturing Co., Ltd.	122,986	1,019,728
Tokyo Tatemono Co., Ltd.	148,712	1,727,314
Tokyu Construction Co., Ltd.	69,647	593,739
Tomy Co., Ltd.	82,416	839,559
Topcon Corp.	55,233	747,719
Toppan Forms Co., Ltd.	109,814	950,958
Topre Corp.	45,371	985,511
Topy Industries Ltd.	44,480	936,190
Toshiba Machine Co., Ltd.	44,108	896,266
Toshiba Plant Systems & Services Corp.	32,270	584,988
Toshiba TEC Corp.	36,345	1,021,917
Totetsu Kogyo Co., Ltd.	27,271	743,510
Toyo Construction Co., Ltd.	125,519	515,291
Toyo Ink SC Holdings Co., Ltd.	66,913	1,566,433
Toyo Tire Corp.	162,725	2,071,338
Toyobo Co., Ltd.	150,186	2,130,288
Toyota Boshoku Corp.	128,632	2,118,060
TPR Co., Ltd.	46,939	1,031,376
Trancom Co., Ltd.	9,543	576,935
Transcosmos, Inc.	43,353	864,957
Trend Micro, Inc.	39,073	1,926,974
Trusco Nakayama Corp.	46,805	1,290,795
TSI Holdings Co., Ltd.	203,992	1,266,246
Tsubaki Nakashima Co., Ltd.	22,577	406,029
Tsubakimoto Chain Co.	42,384	1,570,553
Tsukishima Kikai Co., Ltd.	32,099	392,443
Tsumura & Co.	48,816	1,541,396
TV Asahi Holdings Corp.	32,135	588,891
UACJ Corp.	59,122	1,164,701
UKC Holdings Corp.	59,844	1,108,501
Ulvac, Inc.	24,090	688,162
Unipres Corp.	108,753	1,938,250
United Arrows Ltd.	31,870	1,053,554
United Super Markets Holdings, Inc.	148,846	1,587,138
United Urban Investment Corp.	877	1,359,775
Ushio, Inc.	138,544	1,555,695
USS Co., Ltd.	103,310	1,882,076
Valor Holdings Co., Ltd.	89,369	2,267,943
VT Holdings Co., Ltd.	144,826	543,813
Wacoal Holdings Corp.	71,883	1,802,241
Wacom Co., Ltd.	142,001	593,159
Wakita & Co., Ltd.	60,278	639,493
Warabeya Nichiyo Holdings Co., Ltd.	50,373	835,327
Welcia Holdings Co., Ltd.	30,411	1,079,082
Xebio Holdings Co., Ltd.	67,228	759,727
Yahoo Japan Corp.	808,250	2,163,659
YAMABIKO Corp.	54,559	529,318
Security	Number of Shares	Value ($)
Yamaguchi Financial Group, Inc.	153,724	1,433,395
Yamato Kogyo Co., Ltd.	41,504	1,148,332
Yamazen Corp.	122,978	1,324,565
Yaoko Co., Ltd.	18,715	993,583
Yellow Hat Ltd.	27,574	735,670
Yodogawa Steel Works Ltd.	55,532	1,091,484
Yokogawa Bridge Holdings Corp.	24,041	447,907
Yokohama Reito Co., Ltd.	82,545	681,449
Yorozu Corp.	67,144	963,853
Yoshinoya Holdings Co., Ltd. (a)	73,647	1,196,135
Yuasa Trading Co., Ltd.	38,572	1,162,496
Yurtec Corp.	91,676	738,712
Zensho Holdings Co., Ltd.	61,362	1,425,459
Zeon Corp.	195,593	1,995,990
ZERIA Pharmaceutical Co., Ltd.	20,234	345,170
Zojirushi Corp.	33,794	360,951
ZOZO, Inc.	17,641	332,155
		660,283,921

Luxembourg 0.6%
Adecoagro S.A. *	74,194	527,519
APERAM S.A.	67,064	2,193,226
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE (a)	1,641	691,758
IWG plc	538,060	1,648,197
L'Occitane International S.A.	397,988	747,324
Nexa Resources S.A.	37,915	408,724
Samsonite International S.A. *	636,390	1,909,219
Ternium S.A. ADR	79,156	2,283,651
		10,409,618

Netherlands 1.9%
Aalberts Industries N.V.	65,836	2,435,694
Accell Group N.V.	35,216	773,137
Arcadis N.V.	124,994	2,103,648
ASM International N.V.	24,314	1,327,284
BE Semiconductor Industries N.V.	29,898	748,987
Brunel International N.V.	44,665	629,648
Constellium N.V., Class A *	42,434	401,426
Corbion N.V.	59,063	1,809,161
Core Laboratories N.V.	14,564	943,893
Eurocommercial Properties N.V.	26,621	778,447
Euronext N.V.	22,710	1,387,383
ForFarmers N.V.	84,590	792,736
Fugro N.V. CVA *(a)	182,427	2,068,988
GrandVision N.V.	25,698	571,786
InterXion Holding N.V. *	11,770	770,935
Koninklijke BAM Groep N.V.	489,324	1,994,753
Koninklijke Volkerwessels N.V.	34,015	706,875
Koninklijke Vopak N.V.	45,296	2,217,363
Nostrum Oil & Gas plc *	220,864	293,184
NSI N.V.	14,555	607,429
OCI N.V. *	36,512	867,696
PostNL N.V.	548,680	1,477,610
SBM Offshore N.V.	139,866	2,642,214
Sligro Food Group N.V.	49,835	1,872,656
TKH Group N.V.	26,860	1,318,235
TomTom N.V. *	68,930	569,999
Wereldhave N.V.	25,082	732,587
Yandex N.V., Class A *	61,212	2,105,693
		34,949,447

New Zealand 1.2%
Air New Zealand Ltd.	826,980	1,392,060
Auckland International Airport Ltd.	250,116	1,324,428

45
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Chorus Ltd.	526,108	1,871,593
EBOS Group Ltd.	82,058	1,193,946
Fisher & Paykel Healthcare Corp., Ltd.	128,180	1,284,114
Fonterra Co-operative Group Ltd.	262,251	745,280
Genesis Energy Ltd.	645,385	1,231,524
Infratil Ltd.	702,534	1,905,533
Kiwi Property Group Ltd.	707,551	679,897
Mainfreight Ltd.	59,499	1,324,317
Mercury NZ Ltd.	585,309	1,471,897
Meridian Energy Ltd.	885,373	2,226,479
SKY Network Television Ltd.	1,210,643	1,204,578
SKYCITY Entertainment Group Ltd.	600,641	1,543,200
Trade Me Group Ltd.	169,894	739,852
Vector Ltd.	208,098	493,529
Z Energy Ltd.	364,971	1,507,291
		22,139,518

Norway 1.6%
Aker A.S.A., A Shares	16,329	1,236,177
Aker Solutions A.S.A. *	239,543	1,147,488
Atea A.S.A. *	105,281	1,493,033
Austevoll Seafood A.S.A.	85,384	1,035,030
Bakkafrost P/F	15,604	800,430
Borregaard A.S.A.	89,899	853,085
BW LPG Ltd. *(a)	200,548	656,103
Dolphin Drilling A.S.A. *(a)	1,722,238	322,426
Entra A.S.A.	31,086	436,479
Europris A.S.A. *	194,326	651,437
Gjensidige Forsikring A.S.A.	150,417	2,699,846
Kongsberg Automotive A.S.A. *	637,313	615,210
Kongsberg Gruppen A.S.A.	67,898	1,042,336
Leroy Seafood Group A.S.A.	150,390	1,134,999
Petroleum Geo-Services A.S.A. *	736,893	1,557,181
REC Silicon A.S.A. *(a)	7,438,713	541,383
Salmar A.S.A.	20,045	962,096
Schibsted A.S.A., B Shares	34,846	1,292,495
Schibsted A.S.A., Class A	30,578	1,222,920
SpareBank 1 Nord Norge	106,840	872,582
SpareBank 1 SMN	95,828	1,046,143
SpareBank 1 SR-Bank A.S.A.	81,445	910,091
Storebrand A.S.A.	186,029	1,480,587
TGS Nopec Geophysical Co. A.S.A.	87,864	2,392,347
Tomra Systems A.S.A.	41,773	1,104,640
Veidekke A.S.A.	119,601	1,262,287
XXL A.S.A.	100,285	384,881
		29,153,712

Portugal 0.4%
Banco Comercial Portugues S.A. *	2,660,691	730,165
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	300,058	947,127
Mota-Engil, SGPS, S.A. *	222,006	509,389
NOS, SGPS S.A.	191,175	1,142,878
REN - Redes Energeticas Nacionais, SGPS, S.A.	359,785	1,069,284
Semapa-Sociedade de Investimento e Gestao	36,467	636,993
Sonae, SGPS, S.A.	1,517,610	1,620,961
The Navigator Co. S.A.	292,438	1,435,227
		8,092,024

Singapore 1.9%
Accordia Golf Trust	1,416,726	655,309
Ascendas Real Estate Investment Trust	871,006	1,804,927
Asian Pay Television Trust	3,437,615	330,736
Security	Number of Shares	Value ($)
CapitaLand Commercial Trust	487,874	700,470
CapitaLand Mall Trust	928,125	1,648,535
China Aviation Oil Singapore Corp., Ltd.	2,351,540	2,384,258
City Developments Ltd.	328,985	2,171,807
Fortune Real Estate Investment Trust	503,777	628,614
Genting Singapore Ltd.	2,884,633	2,177,565
Kulicke & Soffa Industries, Inc.	45,133	1,052,502
M1 Ltd.	337,902	515,155
Mapletree Commercial Trust	366,716	480,378
Mapletree Industrial Trust	464,787	687,962
Mapletree Logistics Trust	777,371	793,940
Mapletree North Asia Commercial Trust	751,853	695,542
Olam International Ltd.	722,761	1,048,410
SATS Ltd.	380,619	1,445,068
Sembcorp Marine Ltd.	980,839	1,241,293
Singapore Exchange Ltd.	305,481	1,772,477
Singapore Post Ltd.	1,199,679	896,740
Singapore Technologies Engineering Ltd.	1,089,752	3,016,335
StarHub Ltd.	808,806	957,734
Suntec Real Estate Investment Trust	507,528	724,933
United Engineers Ltd.	439,636	790,642
UOL Group Ltd.	248,743	1,220,520
Venture Corp., Ltd.	176,323	2,322,787
Yangzijiang Shipbuilding Holdings Ltd.	2,141,772	2,266,677
Yanlord Land Group Ltd.	872,640	897,698
		35,329,014

Spain 1.4%
Acerinox S.A.	198,554	2,104,479
Almirall S.A.	41,101	720,747
Applus Services S.A.	84,963	1,034,230
Bankia S.A.	559,805	1,711,554
Bolsas y Mercados Espanoles SHMSF S.A.	38,218	1,091,453
Cellnex Telecom S.A. *	23,982	620,718
Cia de Distribucion Integral Logista Holdings S.A.	37,299	940,339
Cie Automotive S.A.	16,542	470,910
Construcciones y Auxiliar de Ferrocarriles S.A.	13,929	662,988
Ebro Foods S.A.	66,726	1,424,642
EDP Renovaveis S.A.	68,119	641,480
Faes Farma S.A.	107,795	406,290
Gestamp Automocion S.A.	138,835	845,789
Grupo Catalana Occidente S.A.	24,576	875,921
Liberbank S.A. *	798,433	390,946
Mediaset Espana Comunicacion S.A.	193,771	1,455,830
Melia Hotels International S.A.	74,741	714,478
Neinor Homes S.A. *	26,453	347,006
NH Hotel Group S.A.	92,109	496,104
Obrascon Huarte Lain S.A. (a)	939,005	940,081
Prosegur Cia de Seguridad S.A.	235,763	1,319,766
Sacyr S.A.	384,693	926,038
Siemens Gamesa Renewable Energy S.A. *	82,003	1,256,386
Tecnicas Reunidas S.A. (a)	33,411	894,821
Unicaja Banco S.A.	529,430	620,948
Vidrala S.A.	6,869	654,679
Viscofan S.A.	25,021	1,463,035
Zardoya Otis S.A.	82,630	691,568
		25,723,226

Sweden 3.2%
AAK AB	91,004	1,357,760
AddTech AB, B Shares	35,030	756,712
AF AB, B Shares	53,207	969,527

46
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Ahlstrom-Munksjo Oyj	45,605	701,061
Attendo AB	61,816	420,893
Axfood AB	110,319	2,043,077
Bergman & Beving Aktiebolag	68,524	751,257
Betsson AB *	152,298	1,224,066
Bilia AB, A Shares	127,980	1,174,332
BillerudKorsnas AB (a)	196,374	2,559,263
Bonava AB, B Shares	63,774	797,978
Bravida Holding AB	111,296	922,373
Castellum AB	95,638	1,743,215
Clas Ohlson AB, B Shares	80,336	691,899
Coor Service Management Holding AB	56,148	464,113
Dometic Group AB	174,007	1,452,462
Elekta AB, B Shares	131,365	1,513,500
Eltel AB *	321,995	610,453
Fabege AB	71,686	963,610
Granges AB	50,330	527,253
Hemfosa Fastigheter AB	63,149	539,770
Hexpol AB	162,407	1,450,644
Holmen AB, B Shares	98,083	2,074,144
ICA Gruppen AB (a)	82,517	3,173,490
Indutrade AB	43,285	1,234,209
Intrum AB (a)	38,095	1,143,589
Inwido AB	71,728	470,121
JM AB (a)	118,279	2,428,188
Kindred Group plc	73,612	772,588
Kungsleden AB	61,278	458,056
L E Lundbergfortagen AB, B Shares	76,042	2,346,167
Lifco AB, B Shares	10,542	431,698
Lindab International AB	86,468	807,473
Loomis AB, B Shares	61,681	2,245,205
Mekonomen AB	54,780	403,549
Modern Times Group MTG AB, B Shares	39,714	1,346,646
NCC AB, B Shares (a)	160,034	2,401,195
Nibe Industrier AB, B Shares	133,143	1,666,685
Nobia AB	151,477	924,711
Nolato AB, B Shares	12,064	540,421
Nyfosa AB *	63,149	364,841
Pandox AB	41,527	718,907
Peab AB	312,625	2,729,758
Ratos AB, B Shares	724,936	1,586,414
Saab AB, Class B	31,687	1,087,163
SAS AB *	191,250	483,994
Scandic Hotels Group AB	75,510	761,587
Sweco AB, B Shares	34,397	814,584
Thule Group AB	31,132	692,744
Wihlborgs Fastigheter AB	56,878	755,933
		58,499,278

Switzerland 3.1%
Allreal Holding AG *	8,916	1,436,477
ALSO Holding AG *	6,019	793,913
Autoneum Holding AG	3,546	584,118
Banque Cantonale Vaudoise	1,228	998,474
Barry Callebaut AG	865	1,492,607
Belimo Holding AG	193	911,529
Bell Food Group AG	2,233	661,248
BKW AG	8,780	593,148
Bucher Industries AG	5,250	1,630,546
Burckhardt Compression Holding AG	1,940	557,346
Cembra Money Bank AG	15,298	1,469,603
Conzzeta AG	801	683,447
Daetwyler Holding AG	5,746	847,884
DKSH Holding AG	29,950	1,760,262
dormakaba Holding AG *	1,379	874,852
Dufry AG *	17,796	1,807,825
Emmi AG	1,416	1,159,153
Security	Number of Shares	Value ($)
EMS-Chemie Holding AG	2,484	1,437,488
Flughafen Zuerich AG	8,005	1,428,718
Forbo Holding AG	693	992,683
Galenica AG *	14,392	657,045
GAM Holding AG *	254,580	1,011,982
Helvetia Holding AG	4,075	2,450,236
Huber & Suhner AG	12,797	989,128
Implenia AG	19,260	653,471
Kudelski S.A. *(a)	71,814	418,110
Landis & Gyr Group AG *	17,073	1,085,700
Logitech International S.A.	48,673	1,833,666
Luxoft Holding, Inc. *	14,248	830,516
Metall Zug AG, B Shares	305	886,343
Mobimo Holding AG	3,486	829,333
OC Oerlikon Corp. AG *	118,870	1,591,775
Oriflame Holding AG	23,405	479,221
Panalpina Welttransport Holding AG	12,649	1,975,692
Partners Group Holding AG	2,748	1,991,624
PSP Swiss Property AG	12,191	1,243,330
Rieter Holding AG	3,354	489,869
Schmolz & Bickenbach AG *	1,342,500	788,358
Schweiter Technologies AG	706	698,771
SFS Group AG *	9,489	778,208
Sonova Holding AG	16,946	3,175,036
Straumann Holding AG	1,382	1,080,685
Sulzer AG	14,090	1,395,988
Sunrise Communications Group AG *	23,498	1,746,664
Tecan Group AG	2,859	649,747
Temenos AG *	5,626	817,188
Valiant Holding AG	7,779	887,065
Valora Holding AG *	4,934	1,324,880
VAT Group AG *	3,759	391,673
Vontobel Holding AG	7,185	403,895
Wizz Air Holdings plc *	27,350	1,106,262
Zehnder Group AG	17,166	620,333
		57,403,115

United Kingdom 11.8%
888 Holdings plc	149,526	352,225
AA plc	1,475,319	1,770,015
Ashmore Group plc	215,952	1,212,144
ASOS plc *	7,963	338,507
Auto Trader Group plc	131,076	829,355
Avon Products, Inc. *	1,246,867	3,852,819
B&M European Value Retail S.A.	369,674	1,738,172
BBA Aviation plc	679,750	2,200,666
BCA Marketplace plc	477,252	1,291,804
Beazley plc	297,185	2,164,190
Bodycote plc	165,024	1,665,993
Bovis Homes Group plc	118,058	1,698,268
Brewin Dolphin Holdings plc	147,085	614,303
Britvic plc	167,368	2,045,843
BTG plc *	99,954	1,107,464
Card Factory plc	460,611	1,195,910
Centamin plc	904,285	1,097,185
Chemring Group plc	311,374	621,238
Cineworld Group plc	267,897	994,160
Close Brothers Group plc	100,967	2,027,873
Coats Group plc	772,605	910,491
Cobham plc *	1,871,014	2,927,881
Computacenter plc	105,260	1,554,071
ConvaTec Group plc	398,199	702,574
Costain Group plc	105,094	520,002
Cranswick plc	43,860	1,442,120
Crest Nicholson Holdings plc	264,310	1,373,892
Daily Mail & General Trust plc, A Shares	214,154	1,820,168
Dairy Crest Group plc	151,884	1,272,732

47
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Dart Group plc	60,635	648,834
De La Rue plc	112,975	637,137
Debenhams plc (a)	17,047,852	703,389
Derwent London plc	24,022	1,043,542
DFS Furniture plc	253,628	770,846
Dialog Semiconductor plc *	64,784	1,977,762
Diploma plc	51,353	923,479
Domino's Pizza Group plc	193,514	601,270
Dunelm Group plc	108,083	1,203,282
EI Group plc *	968,872	2,609,611
Electrocomponents plc	226,486	1,668,318
Elementis plc	477,945	1,141,108
EnQuest plc *	1,755,532	453,931
Essentra plc	289,604	1,451,443
Etalon Group plc GDR	250,911	552,004
Euromoney Institutional Investor plc	28,400	483,518
Evraz plc	260,480	1,956,139
Ferrexpo plc	296,375	1,024,548
Galliford Try plc	172,575	1,697,464
Genus plc	22,445	653,805
Grafton Group plc	253,798	2,697,239
Grainger plc	232,300	763,186
Great Portland Estates plc	51,768	524,550
Greencore Group plc	545,434	1,421,945
Greggs plc	106,274	2,530,256
GVC Holdings plc	44,028	384,457
Halfords Group plc	398,486	1,254,042
Halma plc	113,145	2,338,680
Hammerson plc	348,567	1,769,672
Hansteen Holdings plc	318,303	414,907
Hargreaves Lansdown plc	41,259	955,985
Headlam Group plc	137,258	766,781
Highland Gold Mining Ltd.	262,810	550,213
Hill & Smith Holdings plc	48,258	757,418
Hilton Food Group plc	41,029	507,526
HomeServe plc	113,785	1,442,322
Howden Joinery Group plc	369,137	2,419,104
Hunting plc	145,259	1,057,820
Ibstock plc	209,282	702,039
IG Group Holdings plc	258,992	1,944,620
Indivior plc *	756,760	1,081,053
Intermediate Capital Group plc	180,032	2,509,547
International Personal Finance plc	520,619	1,390,491
Interserve plc *(a)	3,202,164	755,156
Intu Properties plc	1,040,340	1,592,704
J.D. Wetherspoon plc	65,069	1,135,514
Janus Henderson Group plc	97,405	2,386,422
Jardine Lloyd Thompson Group plc	57,147	1,450,295
JD Sports Fashion plc	141,751	878,045
John Laing Group plc	248,143	1,267,412
JRP Group plc	791,438	1,085,325
Jupiter Fund Management plc	365,841	1,648,132
KAZ Minerals plc	89,604	790,417
KCOM Group plc	755,433	718,433
Keller Group plc	136,912	965,165
Kier Group plc	185,210	1,284,704
Lancashire Holdings Ltd.	280,338	2,470,314
Lookers plc	951,180	1,298,059
Man Group plc	1,310,845	2,408,722
Marshalls plc	117,004	844,277
Marston's plc	992,677	1,304,516
McCarthy & Stone plc	481,817	792,109
Melrose Industries plc	1,379,425	3,190,671
Merlin Entertainments plc	440,947	2,120,798
Micro Focus International plc	99,873	2,486,121
Millennium & Copthorne Hotels plc	96,626	604,697
Mitchells & Butlers plc *	412,583	1,573,892
Mitie Group plc	824,409	1,413,449
Security	Number of Shares	Value ($)
Moneysupermarket.com Group plc	320,509	1,469,488
Morgan Advanced Materials plc	284,708	977,021
Morgan Sindall Group plc	61,921	1,100,345
N Brown Group plc	427,740	576,902
National Express Group plc	481,583	2,718,510
Nomad Foods Ltd. *	83,038	1,669,064
Northgate plc	368,990	1,793,360
Ocado Group plc *	79,008	1,087,141
Pagegroup plc	264,818	1,586,464
Paragon Banking Group plc	148,490	857,969
PayPoint plc	52,771	610,659
Pendragon plc	6,104,951	2,046,290
Petra Diamonds Ltd. *	969,848	286,895
Pets at Home Group plc	753,628	1,517,635
Playtech plc	264,997	1,488,844
Polypipe Group plc	116,901	646,217
Premier Oil plc *	2,120,688	2,092,980
PZ Cussons plc	213,758	541,913
QinetiQ Group plc	572,369	2,335,693
Rathbone Brothers plc	16,767	513,833
Redrow plc	130,452	1,080,126
Renishaw plc	10,260	578,626
Rentokil Initial plc	673,718	3,145,355
Rightmove plc	117,739	754,991
Rotork plc	432,370	1,636,147
Royal Bank of Scotland Group plc	464,385	1,641,172
RPC Group plc	209,632	2,208,346
RPS Group plc	393,244	967,650
Saga plc	1,299,209	2,092,703
Savills plc	119,517	1,416,419
Schroders plc	52,385	1,905,674
Schroders plc, Non-Voting Shares	22,654	632,774
Segro plc	233,152	2,049,864
Senior plc	419,689	1,278,343
Serco Group plc *	1,099,564	1,891,052
SIG plc	1,484,013	2,471,305
Spectris plc	88,015	3,089,445
Speedy Hire plc	549,598	416,682
Spirax-Sarco Engineering plc	28,608	2,536,133
Spire Healthcare Group plc	515,404	874,062
Spirent Communications plc	549,137	1,094,150
Sports Direct International plc *	391,665	1,405,533
SSP Group plc	179,019	1,581,072
ST Modwen Properties plc	113,796	616,036
St. James's Place plc	184,887	2,391,309
Stagecoach Group plc	827,679	1,754,828
Stock Spirits Group plc	145,747	444,904
Stolt-Nielsen Ltd.	67,054	903,845
Superdry plc	48,652	335,208
Synthomer plc	173,062	875,642
TalkTalk Telecom Group plc (a)	943,579	1,258,820
Telecom Plus plc	53,353	1,004,862
The Go-Ahead Group plc	65,989	1,794,059
The Restaurant Group plc	566,904	955,368
The Unite Group plc	64,489	785,287
Thomas Cook Group plc	2,255,930	910,986
TP ICAP plc	197,430	833,235
Tullow Oil plc *	610,927	1,791,770
Tyman plc	150,353	484,963
Ultra Electronics Holdings plc	63,993	1,055,452
Vertu Motors plc	1,656,173	849,759
Vesuvius plc	248,476	2,007,775
Victrex plc	38,492	1,201,110
WH Smith plc	81,941	2,286,639
		217,399,401

48
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
United States 0.0%
KLA-Tencor Corp.	1,968	227,313
Total Common Stock
(Cost $1,806,125,748)		1,826,649,672

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	17,677	994,363
Jungheinrich AG	64,296	1,992,882
Sartorius AG	8,419	1,336,389
Schaeffler AG	106,620	978,551
Sixt SE	8,334	558,008
Total Preferred Stock
(Cost $6,505,725)		5,860,193

Rights 0.1% of net assets

United Kingdom 0.1%
Interserve plc *(b)	60,841,116	1,966,472
Total Rights
(Cost $2,279,608)		1,966,472

Other Investment Companies 2.6% of net assets

United States 2.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	3,348,490	3,348,490
Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	43,929,045	43,929,045
Total Other Investment Companies
(Cost $47,277,535)		47,277,535

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/15/19	92	8,597,400	318,275
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,896,024.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
49
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 28, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 91.4% of net assets

Brazil 5.6%
Ambev S.A.	2,115,046	9,717,284
B3 S.A. - Brasil Bolsa Balcao	362,694	3,171,185
Banco Bradesco S.A.	608,384	6,250,526
Banco do Brasil S.A.	1,251,838	16,890,341
BRF S.A. ADR *	846,405	4,638,299
CCR S.A.	779,174	2,956,508
Centrais Eletricas Brasileiras S.A. *	226,099	2,229,489
Cia Energetica de Minas Gerais	109,552	489,300
Cielo S.A.	711,769	2,063,044
Companhia de Saneamento Basico do Estado de Sao Paulo	313,336	3,287,720
Embraer S.A.	624,680	3,178,160
Itau Unibanco Holding S.A.	382,507	3,173,067
JBS S.A.	2,176,553	7,794,442
Kroton Educacional S.A.	671,237	1,963,461
Petrobras Distribuidora S.A.	378,203	2,465,719
Petroleo Brasileiro S.A.	2,711,443	21,588,878
Tim Participacoes S.A.	787,489	2,482,000
Ultrapar Participacoes S.A. ADR (a)	650,978	9,172,280
Vale S.A.	2,261,067	28,397,108
		131,908,811

Chile 0.6%
Cencosud S.A.	1,676,250	3,125,570
Empresas COPEC S.A.	280,258	3,809,103
Enel Americas S.A.	18,659,747	3,248,519
Latam Airlines Group S.A.	221,256	2,574,689
		12,757,881

China 20.0%
Agricultural Bank of China Ltd., H Shares	20,897,060	10,009,548
Alibaba Group Holding Ltd. ADR *	29,733	5,442,031
Anhui Conch Cement Co., Ltd., H Shares	512,333	2,930,489
Baidu, Inc. ADR *	28,124	4,571,275
Bank of China Ltd., H Shares	67,152,791	31,310,252
Bank of Communications Co., Ltd., H Shares	6,431,217	5,399,083
China Cinda Asset Management Co., Ltd., H Shares	6,965,876	2,023,261
China CITIC Bank Corp., Ltd., H Shares	6,544,184	4,251,744
China Communications Construction Co., Ltd., H Shares	3,583,212	3,861,751
China Communications Services Corp., Ltd., H Shares	2,930,225	2,945,231
China Construction Bank Corp., H Shares	69,381,583	61,693,731
China Evergrande Group	963,307	2,975,897
China Huarong Asset Management Co., Ltd., H Shares	9,553,547	2,190,678
China Life Insurance Co., Ltd., H Shares	2,041,341	5,617,081
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., H Shares	1,659,298	7,609,713
China Minsheng Banking Corp., Ltd., H Shares	5,456,449	4,212,347
China Mobile Ltd. ADR	935,992	49,317,419
China National Building Material Co., Ltd., H Shares	4,335,710	3,452,086
China Overseas Land & Investment Ltd.	1,924,999	7,087,120
China Pacific Insurance (Group) Co., Ltd., H Shares	882,764	3,323,101
China Petroleum & Chemical Corp., H Shares	47,747,378	41,240,187
China Railway Construction Corp., Ltd., H Shares	2,103,138	3,027,524
China Railway Group Ltd., H Shares	3,135,733	3,107,850
China Resources Beer Holdings Co., Ltd.	979,410	3,649,487
China Resources Land Ltd.	1,225,907	4,575,795
China Resources Power Holdings Co., Ltd.	2,333,147	4,422,689
China Shenhua Energy Co., Ltd., H Shares	3,255,940	8,030,141
China Telecom Corp., Ltd., H Shares	19,107,220	10,344,937
China Unicom Hong Kong Ltd.	8,396,724	9,958,661
CITIC Ltd.	3,438,718	5,230,489
CNOOC Ltd.	14,730,641	25,408,657
Country Garden Holdings Co., Ltd.	1,867,628	2,460,098
Dongfeng Motor Group Co., Ltd., H Shares	2,118,281	2,253,261
Great Wall Motor Co., Ltd., H Shares	2,753,682	2,017,080
Guangzhou R&F Properties Co., Ltd., H Shares	1,067,242	1,995,861
Haier Electronics Group Co., Ltd. *	793,258	2,364,676
Hengan International Group Co., Ltd.	262,429	2,121,216
Huaneng Power International, Inc., H Shares	6,222,002	3,836,339
Industrial & Commercial Bank of China Ltd., H Shares	54,119,720	41,642,221
Jiangxi Copper Co., Ltd., H Shares	2,502,121	3,416,996
Kingboard Holdings Ltd.	680,653	2,384,514
Kunlun Energy Co., Ltd.	2,512,490	2,759,008
Lenovo Group Ltd.	8,663,612	7,802,968
PetroChina Co., Ltd., H Shares	26,507,275	17,525,639
PICC Property & Casualty Co., Ltd., H Shares	4,437,593	5,313,941
Ping An Insurance Group Co. of China Ltd., H Shares	939,848	9,895,594
Shimao Property Holdings Ltd.	968,347	2,289,551
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,115,097	2,086,434
Sinopharm Group Co., Ltd., H Shares	711,438	3,163,034
Tencent Holdings Ltd.	233,732	9,998,625
Weichai Power Co., Ltd., H Shares	1,867,049	2,592,529
		467,139,840

50
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Colombia 0.4%
Bancolombia S.A.	148,816	1,738,893
Ecopetrol S.A.	5,399,178	5,470,718
Grupo Argos S.A.	353,115	2,055,021
		9,264,632

Czech Republic 0.2%
CEZ A/S	180,369	4,377,597

Greece 0.4%
Alpha Bank AE *	2,387,848	3,371,614
Hellenic Telecommunications Organization S.A.	177,594	2,254,824
National Bank of Greece S.A. *	1,308,632	2,369,323
Piraeus Bank S.A. *	1,712,878	2,399,060
		10,394,821

Hungary 0.5%
MOL Hungarian Oil & Gas plc	570,818	6,667,201
OTP Bank plc	103,727	4,389,963
		11,057,164

India 4.5%
Bharat Petroleum Corp., Ltd.	1,067,826	5,067,674
Bharti Airtel Ltd.	849,442	3,798,387
Coal India Ltd.	955,185	3,065,939
HCL Technologies Ltd.	189,269	2,804,458
Hero MotoCorp Ltd.	45,065	1,665,142
Hindalco Industries Ltd.	800,430	2,202,902
Hindustan Petroleum Corp., Ltd.	833,175	2,616,329
Housing Development Finance Corp., Ltd.	216,886	5,614,390
Indian Oil Corp., Ltd.	2,781,579	5,654,963
Infosys Ltd.	1,278,867	13,202,890
ITC Ltd.	708,536	2,749,918
JSW Steel Ltd.	422,564	1,670,027
NTPC Ltd.	1,360,459	2,701,743
Oil & Natural Gas Corp., Ltd.	3,089,846	6,457,610
Reliance Industries Ltd. GDR	534,964	18,563,251
State Bank of India *	1,588,246	6,007,875
Sun Pharmaceutical Industries Ltd.	290,404	1,817,519
Tata Consultancy Services Ltd.	218,122	6,082,622
Tata Motors Ltd. *	2,339,032	5,835,556
Tata Motors Ltd., DVR Shares *	944,597	1,164,706
Tata Steel Ltd.	247,546	1,741,753
Vedanta Ltd.	1,022,170	2,434,482
Wipro Ltd.	462,968	2,401,208
		105,321,344

Indonesia 1.4%
Golden Agri-Resources Ltd.	9,234,254	1,879,381
PT Astra International Tbk	12,820,836	6,516,366
PT Bank Central Asia Tbk	1,639,207	3,213,160
PT Bank Mandiri (Persero) Tbk	6,722,082	3,404,645
PT Bank Rakyat Indonesia (Persero) Tbk	17,699,725	4,844,069
PT Perusahaan Gas Negara (Persero) Tbk	14,661,877	2,647,320
Security	Number of Shares	Value ($)
PT Telekomunikasi Indonesia (Persero) Tbk	27,153,312	7,450,633
PT United Tractors Tbk	948,792	1,787,310
		31,742,884

Malaysia 1.4%
Axiata Group Berhad	3,968,557	4,059,805
CIMB Group Holdings Berhad	2,523,024	3,629,581
Genting Berhad	1,800,300	3,262,808
Malayan Banking Berhad	1,992,513	4,669,531
Maxis Berhad	1,553,300	2,051,204
Petronas Chemicals Group Berhad	1,258,100	2,852,498
Public Bank Berhad	861,500	5,296,324
Tenaga Nasional Berhad	2,387,500	7,879,073
		33,700,824

Mexico 3.5%
Alfa S.A.B. de C.V., A Shares	3,868,838	4,407,005
America Movil S.A.B. de C.V., Class L ADR	2,117,543	30,450,268
Cemex S.A.B. de C.V. ADR *	1,347,758	6,536,626
Coca-Cola Femsa S.A.B. de C.V., Series L	389,649	2,357,765
Fomento Economico Mexicano S.A.B. de C.V.	1,476,720	13,402,677
Grupo Bimbo S.A.B. de C.V., Series A	1,469,462	2,915,353
Grupo Financiero Banorte S.A.B. de C.V., O Shares	943,837	5,135,632
Grupo Mexico S.A.B. de C.V., Series B	2,345,956	5,879,028
Grupo Televisa S.A.B., Series CPO	1,495,819	3,504,816
Wal-Mart de Mexico S.A.B. de C.V.	3,159,485	8,173,534
		82,762,704

Peru 0.2%
Credicorp Ltd.	16,790	4,081,481

Philippines 0.1%
PLDT, Inc.	145,721	2,902,023

Poland 1.7%
Bank Pekao S.A.	105,949	3,176,928
Energa S.A. *	776,494	2,013,932
KGHM Polska Miedz S.A. *	203,157	5,446,554
Orange Polska S.A. *	1,687,804	2,421,039
PGE Polska Grupa Energetyczna S.A. *	1,399,933	4,297,796
Polski Koncern Naftowy Orlen S.A.	384,858	10,378,994
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,636,247	2,996,647
Powszechna Kasa Oszczednosci Bank Polski S.A.	302,361	3,044,015
Powszechny Zaklad Ubezpieczen S.A.	361,563	3,904,134
Tauron Polska Energia S.A. *	4,355,799	2,685,990
		40,366,029

Republic of Korea 19.2%
CJ CheilJedang Corp.	6,864	1,965,153
CJ Corp.	21,136	2,349,071
Daelim Industrial Co., Ltd.	33,070	2,752,158
DB Insurance Co., Ltd.	42,537	2,742,005
Doosan Heavy Industries & Construction Co., Ltd. *	166,612	1,226,591
E-MART, Inc.	22,481	3,597,919

51
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
GS Holdings Corp.	56,335	2,684,766
Hana Financial Group, Inc.	173,697	5,999,936
Hankook Tire Co., Ltd.	76,236	2,897,741
Hanwha Corp.	74,519	2,130,155
Hyosung Advanced Materials Corp. *	1,676	175,096
Hyosung Chemical Corp.	3,013	408,538
Hyosung Corp.	9,694	646,439
Hyosung Heavy Industries Corp. *	1,863	72,883
Hyosung TNC Co., Ltd.	3,803	568,066
Hyundai Engineering & Construction Co., Ltd.	75,894	3,859,818
Hyundai Glovis Co., Ltd.	23,496	2,914,281
Hyundai Heavy Industries Co., Ltd. *	45,772	5,351,665
Hyundai Marine & Fire Insurance Co., Ltd.	71,025	2,380,762
Hyundai Mobis Co., Ltd.	83,961	16,460,746
Hyundai Motor Co.	210,050	23,625,256
Hyundai Motor Co. GDR	69,893	2,292,490
Hyundai Steel Co.	118,726	5,262,284
Hyundai Wia Corp.	54,293	2,097,476
Industrial Bank of Korea	224,750	2,787,643
KB Financial Group, Inc. ADR *	197,948	7,785,295
Kia Motors Corp.	581,315	18,891,316
Korea Electric Power Corp. ADR *	1,165,263	17,840,177
Korea Gas Corp.	62,321	2,776,102
Korea Zinc Co., Ltd.	6,906	2,803,049
Korean Air Lines Co., Ltd. *	82,758	2,707,828
KT&G Corp.	60,603	5,684,731
LG Chem Ltd.	33,145	11,508,067
LG Corp.	53,176	3,546,012
LG Display Co., Ltd. ADR *(a)	1,268,553	11,987,826
LG Electronics, Inc.	162,839	10,207,299
LG Electronics, Inc. GDR *	45,441	622,542
LG Uplus Corp.	241,481	3,220,605
Lotte Chemical Corp.	13,150	3,729,750
Lotte Shopping Co., Ltd.	18,540	3,148,520
NAVER Corp.	19,359	2,289,274
POSCO ADR	441,361	25,731,346
S-Oil Corp.	41,004	3,645,772
Samsung Electro-Mechanics Co., Ltd.	34,211	3,254,714
Samsung Electronics Co., Ltd. GDR	137,471	137,127,322
Samsung Fire & Marine Insurance Co., Ltd.	24,255	6,502,074
Samsung Heavy Industries Co., Ltd. *	393,600	3,205,634
Samsung Life Insurance Co., Ltd.	42,481	3,350,284
Samsung SDI Co., Ltd.	16,787	3,544,868
Samsung SDS Co., Ltd.	11,682	2,394,150
Shinhan Financial Group Co., Ltd. ADR *	338,634	13,203,340
SK Holdings Co., Ltd.	13,512	3,273,780
SK Hynix, Inc.	234,491	14,594,443
SK Innovation Co., Ltd.	98,975	16,544,234
SK Networks Co., Ltd.	726,599	3,811,625
Woori Financial Group, Inc. ADR *	107,901	4,241,588
		450,422,505

Russia 10.7%
Alrosa PJSC	1,515,992	2,187,846
Gazprom PJSC	35,897,381	86,610,760
Inter RAO UES PJSC	57,009,388	3,387,018
LUKOIL PJSC	781,600	65,247,743
Magnit PJSC	115,926	6,649,852
MMC Norilsk Nickel PJSC	34,863	7,467,138
Mobile TeleSystems PJSC	1,862,144	7,149,458
NovaTek PJSC	462,612	7,584,741
Rosneft Oil Co. PJSC	1,764,591	10,679,195
Rostelecom PJSC	3,474,082	3,843,325
Security	Number of Shares	Value ($)
Sberbank of Russia PJSC	5,661,390	17,852,865
Severstal PJSC	173,350	2,706,413
Sistema PJSC	26,794,461	4,033,209
Surgutneftegas PJSC	23,266,856	9,070,700
Tatneft PJSC	1,015,569	11,960,970
VTB Bank PJSC	5,311,650,000	2,894,849
		249,326,082

South Africa 5.2%
Absa Group Ltd.	516,720	6,637,243
AngloGold Ashanti Ltd.	397,588	5,712,429
Aspen Pharmacare Holdings Ltd.	125,892	1,248,533
Barloworld Ltd.	320,930	2,878,555
Bid Corp., Ltd.	186,017	3,898,551
FirstRand Ltd.	1,239,961	5,670,661
Gold Fields Ltd.	1,312,504	5,420,642
Impala Platinum Holdings Ltd. *	1,417,174	6,067,843
Imperial Logistics Ltd.	263,401	1,207,036
Motus Holdings Ltd. *	232,025	1,493,475
MTN Group Ltd.	3,201,109	19,015,407
MultiChoice Group Ltd. *	19,285	144,089
Naspers Ltd., N Shares	19,469	4,216,977
Nedbank Group Ltd.	187,359	3,789,822
Remgro Ltd.	148,823	2,129,672
Sanlam Ltd.	637,797	3,569,577
Sappi Ltd.	406,509	2,088,924
Sasol Ltd.	582,042	17,795,748
Shoprite Holdings Ltd.	272,240	3,324,581
Standard Bank Group Ltd.	714,183	9,842,112
Steinhoff International Holdings N.V. *	36,058,339	5,283,085
The Bidvest Group Ltd.	152,942	2,263,346
Tiger Brands Ltd.	90,528	1,714,559
Vodacom Group Ltd.	364,362	3,009,226
Woolworths Holdings Ltd.	655,246	2,134,443
		120,556,536

Taiwan 11.6%
Acer, Inc. *	4,009,470	2,651,137
Asustek Computer, Inc.	1,120,176	7,989,168
AU Optronics Corp.	18,485,371	6,817,181
Catcher Technology Co., Ltd.	317,000	2,410,216
Cathay Financial Holding Co., Ltd.	2,570,840	3,784,025
Cheng Shin Rubber Industry Co., Ltd.	1,760,000	2,501,909
China Steel Corp.	8,602,088	7,127,297
Chunghwa Telecom Co., Ltd.	2,115,764	7,355,831
Compal Electronics, Inc.	11,770,000	7,304,502
CTBC Financial Holding Co., Ltd.	6,160,809	4,173,732
Delta Electronics, Inc.	1,286,696	6,417,489
Far Eastern New Century Corp.	3,932,061	3,896,735
Far EasTone Telecommunications Co., Ltd.	922,588	2,161,344
First Financial Holding Co., Ltd.	3,121,080	2,109,352
Formosa Chemicals & Fibre Corp.	1,698,882	5,823,666
Formosa Petrochemical Corp.	756,704	2,864,394
Formosa Plastics Corp.	1,541,704	5,134,588
Foxconn Technology Co., Ltd.	1,011,858	2,074,578
Fubon Financial Holding Co., Ltd.	3,678,116	5,437,729
Hon Hai Precision Industry Co., Ltd.	18,381,928	43,421,642
Hotai Motor Co., Ltd.	244,200	2,654,132
HTC Corp. *	1,366,822	1,634,333
Innolux Corp.	27,290,000	9,088,834
Inventec Corp.	5,102,646	3,945,964
Largan Precision Co., Ltd.	15,500	2,195,831
Lite-On Technology Corp.	2,854,229	4,131,591
MediaTek, Inc.	842,046	7,660,809
Mega Financial Holding Co., Ltd.	4,400,548	3,896,315

52
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

Security	Number of Shares	Value ($)
Nan Ya Plastics Corp.	2,586,588	6,463,003
Pegatron Corp.	4,614,234	7,916,155
Pou Chen Corp.	2,792,000	3,519,880
Quanta Computer, Inc.	3,789,058	7,042,195
Synnex Technology International Corp.	2,207,178	2,689,363
Taiwan Cement Corp.	2,549,000	3,180,401
Taiwan Mobile Co., Ltd.	681,000	2,434,000
Taiwan Semiconductor Manufacturing Co., Ltd.	6,294,352	48,879,831
Uni-President Enterprises Corp.	2,255,796	5,497,204
United Microelectronics Corp.	12,856,931	4,783,255
Walsin Lihwa Corp.	3,787,000	2,233,329
Wistron Corp.	7,190,934	4,988,431
WPG Holdings Ltd.	2,763,880	3,574,234
Yuanta Financial Holding Co., Ltd.	4,331,000	2,455,638
		272,321,243

Thailand 2.7%
Advanced Info Service PCL NVDR	617,000	3,563,475
Bangkok Bank PCL	728,800	4,949,249
Charoen Pokphand Foods PCL NVDR	3,454,400	2,877,525
CP ALL PCL NVDR	871,400	2,149,983
Kasikornbank PCL NVDR	913,200	5,723,348
Krung Thai Bank PCL NVDR	3,443,500	2,108,990
PTT Exploration & Production PCL NVDR	1,015,200	4,010,866
PTT Global Chemical PCL NVDR	1,951,900	4,459,716
PTT PCL NVDR	10,896,600	16,770,650
Thai Beverage PCL	4,451,800	2,685,181
Thai Oil PCL NVDR	1,145,400	2,626,105
The Siam Cement PCL NVDR	443,100	6,664,955
The Siam Commercial Bank PCL NVDR	1,056,100	4,490,834
		63,080,877

Turkey 1.4%
Akbank T.A.S.	3,148,095	4,054,633
BIM Birlesik Magazalar A/S	155,432	2,497,286
Eregli Demir ve Celik Fabrikalari T.A.S.	1,132,444	1,978,698
Haci Omer Sabanci Holding A/S	1,600,485	2,739,488
KOC Holding A/S	1,283,018	4,483,587
Tupras-Turkiye Petrol Rafinerileri A/S	148,067	3,983,430
Turkcell Iletisim Hizmetleri A/S	1,360,020	3,646,098
Turkiye Garanti Bankasi A/S	2,461,592	4,116,498
Turkiye Halk Bankasi A/S	1,819,630	2,609,706
Turkiye Is Bankasi A/S, C Shares	2,666,344	2,904,285
		33,013,709

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	608,302	2,795,573
Total Common Stock
(Cost $1,943,302,186)		2,139,294,560

Preferred Stock 8.1% of net assets

Brazil 5.5%
Banco Bradesco S.A.	2,129,869	24,574,210
Braskem S.A., A Shares	227,567	3,301,019
Centrais Eletricas Brasileiras S.A., B Shares *	188,688	1,960,715
Cia Brasileira de Distribuicao	269,865	6,700,121
Companhia Energetica de Minas Gerais	2,502,737	9,609,869
Security	Number of Shares	Value ($)
Companhia Energetica de Sao Paulo, B Shares	442,666	2,844,677
Companhia Paranaense de Energia - Copel, B Shares	309,529	2,949,821
Gerdau S.A.	1,219,068	4,921,456
Itau Unibanco Holding S.A.	3,201,456	30,074,607
Itausa - Investimentos Itau S.A.	1,330,967	4,390,124
Metalurgica Gerdau S.A.	2,192,587	4,197,793
Petroleo Brasileiro S.A.	3,606,107	26,019,934
Telefonica Brasil S.A.	619,364	7,727,496
		129,271,842

Chile 0.1%
Sociedad Quimica y Minera de Chile S.A., B Shares	55,575	2,312,707

Colombia 0.1%
Bancolombia S.A.	287,025	3,460,109

Republic of Korea 1.0%
CJ Corp. *(b)	3,046	90,276
Hyundai Motor Co., Ltd. 2nd	56,968	4,072,399
LG Chem Ltd.	5,971	1,167,974
Samsung Electronics Co., Ltd. GDR PFD	22,540	17,874,220
		23,204,869

Russia 1.4%
Bashneft PJSC	65,385	1,842,593
Sberbank of Russia PJSC	443,456	1,212,339
Surgutneftegas PJSC	11,285,240	6,880,283
Transneft PJSC	8,790	22,756,591
		32,691,806
Total Preferred Stock
(Cost $139,473,368)		190,941,333

Other Investment Companies 1.0% of net assets

United States 1.0%
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35% (c)	14,511,896	14,511,896
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 2.34% (c)	9,317,275	9,317,275
Total Other Investment Companies
(Cost $23,829,171)		23,829,171

53
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of February 28, 2019 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/15/19	205	10,728,675	14,343
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,649,791.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
54
Schwab Fundamental Index ETFs  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF (six of the funds constituting Schwab Strategic Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004
T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

April 16, 2019

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

2 of 2

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	April 16, 2019